UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02729

Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (713) 626-1919

Date of fiscal year end:        8/31

Date of reporting period:    8/31/17

Item 1. Report to Stockholders.

Annual Report to Shareholders	August 31, 2017

Cash Management Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Treasury Obligations Portfolio
Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
5	Fund Objectives and Strategies
6	Fund Composition by Maturity
8	Schedules of Investments
28	Financial Statements
33	Notes to Financial Statements
46	Financial Highlights
47	Auditor’s Report
48	Fund Expenses
49	Approval of Investment Advisory and Sub-Advisory Contracts
53	Tax Information
54	Proxy Results
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Letters to Shareholders

Philip Taylor

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2017. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued at a slightly higher pace than the prior fiscal year. The US economy continued to add jobs, keeping the unemployment rate near 4.5% while inflation remained subdued.[1] Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 0.25% to 0.50% at the start of the reporting period to a range of 1.00% to 1.25% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2016, and in March and June 2017.[2] The three quarter-point increases marked just the second, third and fourth rate hikes over the last decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slower global growth, sub-optimal inflation, and the lingering impact of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 12-month US Treasury bill yielded 1.23% on August 31, 2017, up 62 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 48 basis points to 1.32% over the reporting period.3 While the Fed may raise the federal funds target rate again, they may do so at a slower pace than investors have seen over the last fiscal year.

US money market fund reform

The money market fund industry in the US followed through with plans to adopt new money market fund regulations announced in July of 2014. Those regulations were fully implemented on October 14, 2016. Invesco thoughtfully evaluated the impact of money market reform and the impact this reform would have on our investors and our product line. We will continue to keep you and all our valued money market fund investors informed about any further regulatory changes through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1   Source: Bureau of Labor Statistics

2   Source: US Federal Reserve

3   Source: Bloomberg

2	Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

    As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3	Short-Term Investments Trust

Fund Data

Cash Management Class data as of 8/31/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets[1]	3 - 40 days	33 days	47 days	$7.7 million
STIC Prime[1]	3 - 19 days	17 days	17 days	1.1 million
Treasury[2]	12 - 54 days	19 days	97 days	479.4 million
Government & Agency[2]	17 - 50 days	17 days	108 days	169.0 million
Treasury Obligations[2]	15 - 58 days	43 days	117 days	1.6 million
Tax-Free Cash Reserve[3]	7 - 21 days	21 days	21 days	27.6 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

4	Short-Term Investments Trust

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Treasury Obligations Portfolio

Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/17
	Liquid Assets Portfolio 1-6, 9-10, 12-14	STIC Prime Portfolio 1-6, 9-10, 12-14	Treasury Portfolio 2, 4-5, 7, 11-12, 14	Government & Agency Portfolio 2, 4-5, 7, 11-12, 14	Treasury Obligations Portfolio 2, 4-5, 7, 12, 14	Tax-Free Cash Reserve Portfolio 2-5, 8-9,13-14
1 - 7	48.4%	47.4%	63.2%	61.3%	14.0%	92.7%
8 - 30	7.9	27.6	5.1	1.3	30.1	0.0
31 - 60	15.0	25.0	2.0	3.1	3.4	3.3
61 - 90	9.1	0.0	2.1	0.5	17.6	0.0
91 - 180	15.7	0.0	11.8	8.7	18.7	0.0
181+	3.9	0.0	15.8	25.1	16.2	4.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
5	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
6	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.

6	Short-Term Investments Trust

7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return. While the Board of Trustees may elect to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

7	Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–42.61%
ABN AMRO Bank N.V.(a)	1.39%	11/21/2017	$5,000	$4,985,385
Australia & New Zealand Banking Group Ltd.(a)	1.08%	09/01/2017	14,000	14,000,000
Banco del Estado de Chile(a)	1.31%	10/12/2017	5,000	5,000,331
Bank of America, N.A.	1.40%	02/16/2018	5,000	5,002,852
China Construction Bank Corp.(a)	1.50%	09/25/2017	5,000	5,000,068
China Construction Bank Corp.(a)	1.50%	09/01/2017	2,000	2,000,005
Credit Agricole Corporate & Investment Bank(a)	1.06%	09/01/2017	14,500	14,500,000
DNB Bank ASA(a)	1.07%	09/01/2017	14,500	14,500,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.08%	09/01/2017	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 mo. USD LIBOR + 0.42%)(a)(b)	1.73%	10/25/2017	8,000	8,006,173
KBC Bank N.V. (Belgium)(a)	1.37%	10/30/2017	3,000	2,993,220
KBC Bank N.V. (Belgium)(a)	1.40%	11/24/2017	2,500	2,491,828
Mizuho Bank, Ltd.(a)	1.17%	09/01/2017	14,000	14,000,000
Oversea-Chinese Banking Corp. Ltd.(a)	1.30%	10/02/2017	5,000	5,000,183
Oversea-Chinese Banking Corp. Ltd.(a)	1.32%	11/14/2017	5,000	5,000,200
Sumitomo Mitsui Trust Bank Ltd.(a)	1.18%	09/05/2017	8,000	8,000,009
Swedbank AB(a)	1.07%	09/01/2017	14,000	14,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.54%)(b)	1.77%	01/19/2018	5,000	5,008,579
Westpac Banking Corp. (1 mo. USD LIBOR + 0.50%)(a)(b)	1.73%	01/05/2018	4,000	4,005,692
Total Certificates of Deposit (Cost $137,469,470)				137,494,525

Commercial Paper–36.65%(c)
Asset-Backed Securities — Consumer Receivables–1.55%
Old Line Funding, LLC(d)	1.36%	11/01/2017	5,000	4,988,909

Asset-Backed Securities — Fully Supported–3.09%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	1.29%	10/13/2017	5,000	4,992,606
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	1.33%	12/01/2017	3,000	2,989,980
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.24%)(a)(b)(d)	1.47%	11/20/2017	2,000	2,000,922
				9,983,508

Asset-Backed Securities — Fully Supported Bank–9.28%
Anglesea Funding LLC (Multi–CEP’s)(a)(d)	1.30%	09/21/2017	8,000	7,994,330
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(b)	1.45%	04/03/2018	5,000	5,000,584
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.30%	10/02/2017	4,000	3,995,563
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(d)	1.31%	11/15/2017	5,000	4,986,151
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(a)(d)	1.49%	02/12/2018	5,000	4,964,938
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/12/2017	3,000	2,995,565
				29,937,131

Asset-Backed Securities — Multi-Purpose–3.86%
CHARTA, LLC(d)	1.35%	12/11/2017	5,000	4,980,889
Mont Blanc Capital Corp. (CEP–ING Bank N.V.)(a)(d)	1.31%	09/27/2017	2,000	1,998,127
Nieuw Amsterdam Receivables Corp.(a)(d)	1.38%	11/06/2017	3,000	2,992,647
Nieuw Amsterdam Receivables Corp.(a)(d)	1.46%	02/12/2018	2,500	2,483,042
				12,454,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–2.33%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	05/04/2018	$2,500	$2,500,213
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.23%	04/24/2018	5,000	5,000,846
				7,501,059

Diversified Banks–12.21%
Canadian Imperial Bank of Commerce(a)(d)	1.08%	09/01/2017	14,000	13,999,577
DBS Bank Ltd.(a)(d)	1.31%	10/04/2017	2,500	2,497,030
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)(d)	1.30%	10/30/2017	2,000	1,996,017
ING (US) Funding LLC(a)	1.41%	02/05/2018	5,000	4,969,760
ING (US) Funding LLC(a)	1.41%	02/06/2018	4,000	3,975,620
J.P. Morgan Securities LLC	1.46%	02/16/2018	3,000	2,979,762
National Australia Bank Ltd.(a)(d)	1.31%	10/23/2017	4,000	3,992,886
Societe Generale(a)	1.27%	09/27/2017	5,000	4,995,399
				39,406,051

Regional Banks–0.62%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)(d)	1.45%	09/08/2017	2,000	2,000,140

Specialized Finance–3.71%
CDP Financial Inc.(a)(d)	1.39%	11/29/2017	4,000	3,987,850
CDP Financial Inc.(a)(d)	1.47%	01/10/2018	3,000	2,985,975
Nederlandse Waterschapsbank N.V.(a)(d)	1.27%	10/02/2017	5,000	4,994,773
				11,968,598
Total Commercial Paper (Cost $118,234,238)				118,240,101

Variable Rate Demand Notes–9.21%(e)
Credit Enhanced–9.21%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.18%	11/01/2030	5,000	5,000,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.22%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing) Series 2016 B-2, VRD RB (LOC–Bank of China Ltd.)(f)	1.50%	11/01/2049	1,500	1,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	4,000	4,000,000
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	3,000	3,000,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(f)	1.45%	11/01/2049	2,000	2,000,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	1.28%	07/01/2040	1,820	1,820,000
Total Variable Rate Demand Notes (Cost $29,719,999)				29,719,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–88.47% (Cost $285,423,707)				285,454,625

			Repurchase Amount
Repurchase Agreements–11.77%(g)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by a foreign corporate obligation valued at $5,100,143; 1.25%; 07/26/2019)(a)	1.26%	09/01/2017	5,000,175	5,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $10,000,350 (collateralized by domestic and foreign corporate obligations valued at $10,413,295; 1.20%-9.80%; 12/15/2017-08/15/2027)(a)	1.26%	09/01/2017	10,000,350	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., open agreement dated 08/22/2017 (collateralized by a U.S. Treasury obligation valued at $6,630,071; 1.38%; 01/31/2020)(h)	1.82%	—	$—	$6,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	979,310	979,281
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $7,001,851 (collateralized by domestic non-agency mortgage-backed securities and domestic agency mortgage-backed securities valued at $7,261,259; 0.18%-6.49%; 12/25/2021-03/16/2055)(a)(i)	1.36%	09/05/2017	7,001,851	7,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/02/2017, maturing value of $3,508,362 (collateralized by a foreign corporate obligation valued at $3,570,001; 6.25%; 04/22/2019)	1.83%	09/18/2017	3,508,362	3,500,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by a foreign corporate obligation valued at $5,100,000; 2.00%; 08/30/2022)	1.26%	09/01/2017	5,000,175	5,000,000
Total Repurchase Agreements (Cost $37,979,281)				37,979,281
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.24% (Cost $323,402,988)				323,433,906
OTHER ASSETS LESS LIABILITIES–(0.24)%				(774,089)
NET ASSETS–100.00%				$322,659,817

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan 14.9%; Canada: 12.7%; Netherlands: 10.6%; France: 8.2%; Australia: 6.8%; Germany: 6.8%; other countries less than 5% each: 20.3%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $98,317,916, which represented 30.47% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.35%(a)
Asset-Backed Securities — Consumer Receivables–1.87%
Old Line Funding, LLC(b)	1.23%	09/20/2017	$8,000	$7,994,511

Asset-Backed Securities — Fully Supported–6.12%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	1.25%	10/24/2017	15,000	14,971,897
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.26%	09/18/2017	10,000	9,993,845
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.28%	10/05/2017	1,250	1,248,469
				26,214,211

Asset-Backed Securities — Fully Supported Bank–9.80%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)	1.30%	09/15/2017	6,000	5,997,038
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	1.31%	10/02/2017	15,000	14,982,973
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.24%	10/02/2017	5,000	4,994,453
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.28%	09/05/2017	2,500	2,499,579
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp)(b)(c)	1.28%	10/24/2017	8,000	7,984,652
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	1.23%	09/26/2017	5,500	5,495,047
				41,953,742

Asset-Backed Securities — Multi-Purpose–5.13%
Nieuw Amsterdam Receivables Corp.(b)(c)	1.29%	09/25/2017	15,000	14,986,823
Versailles Commercial Paper LLC(b)	1.27%	10/06/2017	7,000	6,991,145
				21,977,968

Diversified Banks–13.77%
DBS Bank Ltd.(b)(c)	1.24%	09/05/2017	5,000	4,999,150
Federation des caisses Desjardins du Quebec(b)(c)	1.24%	09/11/2017	10,000	9,996,303
NRW Bank(b)(c)	1.25%	09/08/2017	15,000	14,996,140
NRW Bank(b)(c)	1.26%	10/02/2017	2,500	2,497,231
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.27%	09/19/2017	5,000	4,996,707
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.27%	10/13/2017	4,500	4,493,206
Societe Generale S.A.(c)	1.27%	09/27/2017	12,000	11,988,958
Societe Generale S.A.(c)	1.28%	10/19/2017	5,000	4,991,296
				58,958,991

Regional Banks–1.86%
Danske Corp.(b)(c)	1.25%	09/05/2017	3,000	2,999,407
Mitsubishi UFJ Trust & Banking Corp.(c)	1.27%	10/17/2017	5,000	4,991,958
				7,991,365

Specialized Finance–2.80%
Nederlandse Waterschapsbank N.V.(b)(c)	1.25%	10/02/2017	12,000	11,987,456
Total Commercial Paper (Cost $177,081,456)				177,078,244

Certificates of Deposit–30.89%
Australia & New Zealand Banking Group, Ltd.(c)	1.08%	09/01/2017	21,000	21,000,000
BMO Harris Bank N.A.(c)	1.33%	09/12/2017	10,000	10,000,708
China Construction Bank Corp.(c)	1.50%	09/01/2017	5,000	5,000,013
China Construction Bank Corp.(c)	1.50%	09/25/2017	5,000	5,000,068
Credit Agricole Corporate & Investment Bank(c)	1.06%	09/01/2017	12,799	12,799,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
DNB Bank ASA(c)	1.07%	09/01/2017	$9,500	$9,500,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.08%	09/01/2017	9,000	9,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.27%	10/10/2017	12,000	12,000,086
KBC Bank N.V. (Belgium)(c)	1.34%	10/20/2017	15,000	14,971,803
Mizuho Bank, Ltd.(c)	1.17%	09/01/2017	21,000	21,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.28%	09/25/2017	6,000	6,000,119
Sumitomo Mitsui Trust Bank Ltd.(c)	1.18%	09/05/2017	6,000	6,000,007
Total Certificates of Deposit (Cost $132,272,313)				132,272,038

Variable Rate Demand Notes–14.99%(d)
Credit Enhanced–14.99%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	1.23%	06/01/2029	4,020	4,020,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.95%	09/01/2019	3,500	3,500,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(e)	1.25%	12/01/2031	11,485	11,485,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.24%	04/01/2047	10,000	10,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	1.22%	05/01/2037	13,605	13,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	1.30%	01/01/2033	5,260	5,260,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(e)	1.48%	11/01/2049	15,000	15,000,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(e)	1.45%	11/01/2049	1,330	1,330,000
Total Variable Rate Demand Notes (Cost $64,200,000)				64,200,000

U.S. Government Sponsored Agency Securities–4.87%(d)
Overseas Private Investment Corp. (OPIC)–4.87%
Unsec. Gtd. VRD COP (3 mo. U.S. Treasury Bill Rate)	1.10%	09/15/2022	10,000	10,006,250
Unsec. Gtd. VRD COP (3 mo. U.S. Treasury Bill Rate)	1.10%	05/15/2030	10,842	10,848,776
Total U.S. Government Sponsored Agency Securities (Cost $20,842,000)				20,855,026
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–92.10% (Cost $394,395,769)				394,405,308

			Repurchase Amount
Repurchase Agreements–7.94%(f)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $12,000,420 (collateralized by a foreign corporate obligation valued at $12,240,942; 1.25%; 07/26/2019)(c)	1.26%	09/01/2017	12,000,420	12,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by domestic and foreign corporate obligations valued at $5,249,680; 1.20%-9.80%; 04/06/2018-04/20/2026)(c)	1.26%	09/01/2017	5,000,175	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $14,003,484 (collateralized by a domestic agency mortgage-backed security valued at $14,701,353; 1.51%; 05/25/2047)(c)(g)	1.28%	09/05/2017	14,003,484	14,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $3,000,105 (collateralized by a foreign corporate obligation valued at $3,060,000; 2.00%; 08/30/2022)	1.26%	09/01/2017	3,000,105	3,000,000
Total Repurchase Agreements (Cost $34,000,000)				34,000,000
TOTAL INVESTMENTS IN SECURITIES(h)(i)–100.04% (Cost $428,395,769)				428,405,308
OTHER ASSETS LESS LIABILITIES–(0.04)%				(166,498)
NET ASSETS–100.00%				$428,238,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
RN	– Revenue Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $164,368,994, which represented 38.38% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 14.2%; Germany: 12.5%; France: 10.2%; Netherlands: 9.8%; Canada: 8.6%; other countries less than 5% each: 23.0%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.97%
U.S. Treasury Bills–12.95%(a)
U.S. Treasury Bills	0.91%	09/28/2017	$300,000	$299,796,375
U.S. Treasury Bills	0.91%	10/05/2017	300,000	299,742,166
U.S. Treasury Bills	1.06%	11/09/2017	75,000	74,847,985
U.S. Treasury Bills	1.07%	11/09/2017	450,000	449,077,126
U.S. Treasury Bills	1.06%	01/02/2018	165,000	164,404,393
U.S. Treasury Bills	1.14%	01/04/2018	500,000	498,037,759
U.S. Treasury Bills	1.13%	01/11/2018	500,000	497,937,500
U.S. Treasury Bills	1.11%	01/18/2018	500,000	497,866,736
U.S. Treasury Bills	1.14%	01/25/2018	200,000	199,083,444
U.S. Treasury Bills	1.14%	02/01/2018	300,000	298,559,250
				3,279,352,734

U.S. Treasury Notes–20.02%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.09%	04/30/2019	1,282,000	1,282,109,962
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.16%	01/31/2019	550,000	550,178,379
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.08%	07/31/2019	400,000	399,995,661
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.20%	07/31/2018	429,240	429,239,092
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2018	695,000	694,907,234
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.21%	04/30/2018	664,000	664,036,216
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.27%)(b)	1.29%	01/31/2018	300,000	300,047,182
U.S. Treasury Notes	0.63%	09/30/2017	200,000	199,979,403
U.S. Treasury Notes	2.25%	11/30/2017	250,000	250,708,795
U.S. Treasury Notes	2.63%	01/31/2018	300,000	301,865,570
				5,073,067,494
Total U.S. Treasury Securities (Cost $8,352,420,228)				8,352,420,228
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–32.97% (Cost $8,352,420,228)				8,352,420,228

			Repurchase Amount
Repurchase Agreements–67.34%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2017, maturing value of $550,016,194 (collateralized by U.S. Treasury obligations valued at $561,000,063; 0.75%-2.75%; 10/31/2018-11/15/2042)	1.06%	09/01/2017	550,016,194	550,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(d)	1.06%	10/02/2017	225,583,000	225,000,000
Bank of Montreal, joint term agreement dated 07/07/2017, aggregate maturing value of $250,669,861 (collateralized by U.S. Treasury obligations valued at $255,000,044; 0%-3.63%; 9/28/2017-8/15/2047)(d)	1.06%	10/06/2017	150,401,917	150,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(d)	1.06%	10/27/2017	125,213,472	125,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,037; 0%-5.38%; 09/14/2017-08/15/2046)	1.06%	09/01/2017	$1,250,036,806	$1,250,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(d)	1.08%	09/06/2017	552,265,952	552,150,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	2,200,067,222	2,200,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,058,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,002; 1.13%-3.63%; 05/31/2019-05/15/2045)	1.05%	09/01/2017	1,300,037,917	1,300,000,000
Citigroup Global Markets, Inc., term agreement dated 08/31/2017, maturing value of $500,102,083 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%; 11/15/2019-11/15/2045)(d)	1.05%	09/07/2017	500,102,083	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/05/2017, maturing value of $551,270,500 (collateralized by U.S. Treasury obligations valued at $561,000,010; 1.13%-3.38%; 10/31/2017-05/15/2044)	1.08%	09/20/2017	551,270,500	550,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	580,830,751	580,813,649
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/21/2017, aggregate maturing value of $200,087,500 (collateralized by U.S. Treasury obligations valued at $204,000,053; 1.50%-3.75%; 08/31/2018-11/15/2043)(d)	1.05%	09/05/2017	100,043,750	100,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 08/31/2017, maturing value of $100,020,417 (collateralized by U.S. Treasury obligations valued at $102,000,017; 0.75%-1.00%; 04/30/2018-11/30/2019)(d)	1.05%	09/07/2017	100,020,417	100,000,000
Federal Reserve Bank of New York, agreement dated 08/31/2017, maturing value of $200,005,556 (collateralized by U.S. Treasury obligations valued at $200,005,645; 1.63%-3.63%; 08/15/2022-08/15/2043)	1.00%	09/01/2017	200,005,556	200,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $805,023,926 (collateralized by U.S. Treasury obligations valued at $821,100,083; 1.88%-2.75%; 04/30/2022-02/15/2024)	1.07%	09/01/2017	805,023,926	805,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $384,011,520 (collateralized by a U.S. Treasury obligation valued at $391,680,090; 1.50%; 05/31/2020)	1.08%	09/01/2017	384,011,520	384,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $190,005,700 (collateralized by U.S. Treasury obligations valued at $193,800,035; 1.50%-2.75%; 02/28/2018-10/31/2022)	1.08%	09/01/2017	190,005,700	190,000,000
J.P. Morgan Securities Inc., agreement dated 08/31/2017, maturing value of $250,007,431 (collateralized by U.S. Treasury obligations valued at $255,002,491; 0.75%-1.50%; 03/31/2019-08/15/2019)	1.07%	09/01/2017	250,007,431	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 08/31/2017, maturing value of $250,007,361 (collateralized by U.S. Treasury obligations valued at $255,000,081; 0.13%; 04/15/2021-07/15/2024)	1.06%	09/01/2017	250,007,361	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(d)	1.08%	09/06/2017	400,086,351	400,002,350
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	400,012,000	400,000,000
Natixis, term agreement dated 08/31/2017, maturing value of $500,104,028 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0.13%-7.63%; 03/31/2018-02/15/2047)(d)	1.07%	09/07/2017	500,104,028	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Prudential Insurance Co. of America, agreement dated 08/31/2017, maturing value of $286,821,014 (collateralized by U.S. Treasury obligations valued at $292,375,640; 0%-2.50%; 11/15/2027-02/15/2045)	1.10%	09/01/2017	$286,821,014	$286,812,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2017, maturing value of $195,980,988 (collateralized by U.S. Treasury obligations valued at $199,842,600; 0%; 02/15/2022-08/15/2033)	1.10%	09/01/2017	195,980,988	195,975,000
RBC Capital Markets LLC, term agreement dated 07/06/2017, maturing value of $1,002,704,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,031; 0%-8.88%; 09/15/2017-02/15/2047)(d)	1.07%	10/05/2017	1,002,704,722	1,000,000,000
Societe Generale, open agreement dated 04/27/2017 (collateralized by U.S. Treasury obligations valued at $1,020,000,035; 0%-8.00%; 11/09/2017-05/15/2047)(e)	0.81%	—	—	1,000,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $250,463,750 (collateralized by U.S. Treasury obligations valued at $255,000,071; 0.13%-3.50%; 04/15/2020-11/15/2044)	1.06%	09/18/2017	250,463,750	250,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/31/2017, maturing value of $2,000,060,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,245; 2.00%-3.63%; 02/15/2020-07/31/2020)	1.08%	09/01/2017	2,000,060,000	2,000,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $565,016,636 (collateralized by U.S. Treasury obligations valued at $576,300,059; 2.25%-2.88%; 12/31/2020-08/15/2045)	1.06%	09/01/2017	565,016,636	565,000,000
Wells Fargo Securities, LLC, term agreement dated 06/15/2017, maturing value of $200,609,778 (collateralized by U.S. Treasury obligations valued at $204,000,080; 3.00%; 11/15/2045-05/15/2047)	1.12%	09/21/2017	200,609,778	200,000,000
Total Repurchase Agreements (Cost $17,059,753,249)				17,059,753,249
TOTAL INVESTMENTS IN SECURITIES(f)–100.31% (Cost $25,412,173,477)				25,412,173,477
OTHER ASSETS LESS LIABILITIES–(0.31)%				(78,384,598)
NET ASSETS–100.00%				$25,333,788,879

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–31.50%
Federal Farm Credit Bank (FFCB)–1.34%
Unsec. Bonds (1 mo. USD LIBOR + 0.02%)(a)	1.25%	12/27/2017	$30,000	$29,987,443
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	01/17/2018	10,000	9,997,909
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	02/26/2018	50,000	49,992,784
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	11/13/2017	8,000	7,998,466
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.31%	02/09/2018	25,000	25,000,161
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.35%	03/21/2018	20,000	20,005,054
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/06/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.03%)(a)	1.18%	03/02/2018	40,000	40,032,657
Unsec. Bonds (3 mo. USD LIBOR — 0.36%)(a)	0.95%	01/22/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR)(a)	1.31%	05/09/2018	9,500	9,512,053
				392,526,527

Federal Home Loan Bank (FHLB)–27.78%
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.29%	11/15/2017	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.28%	11/17/2017	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.30%	02/16/2018	45,000	45,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/15/2019	280,000	280,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/04/2019	62,500	62,499,897
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/08/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/11/2019	207,000	207,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	02/28/2019	235,000	235,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/11/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/14/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/25/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.10%)(a)	1.13%	12/21/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(a)	1.13%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(a)	1.13%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/10/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	07/03/2018	300,000	300,000,109
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.10%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.06%	03/06/2018	225,000	225,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.05%	03/09/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.07%	03/14/2018	300,000	300,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.08%	03/15/2018	75,000	75,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.07%	03/16/2018	350,000	350,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.09%	03/19/2018	145,000	145,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.05%	03/19/2018	275,000	275,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/12/2018	220,000	220,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/13/2018	225,000	224,999,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/20/2018	$86,000	$85,995,764
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/23/2018	140,000	139,995,427
Unsec. Bonds (3 mo. USD LIBOR — 0.31%)(a)	1.01%	08/15/2018	58,000	57,979,351
Unsec. Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/08/2018	230,000	230,001,276
Unsec. Disc. Notes(b)	0.95%	10/11/2017	143,700	143,548,316
Unsec. Disc. Notes(b)	0.95%	10/13/2017	58,200	58,135,495
Unsec. Global Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	09/06/2017	25,000	25,000,004
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%)(a)	1.30%	12/07/2017	22,000	21,999,476
Unsec. Global Bonds (1 mo. USD LIBOR — 0.05%)(a)	1.18%	07/12/2018	200,000	200,061,932
Unsec. Global Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	03/01/2019	115,000	115,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/21/2018	150,000	150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.11%	11/19/2018	120,000	120,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.04%)(a)	1.27%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.10%)(a)	1.22%	11/15/2017	60,000	59,996,198
Unsec. Global Bonds (3 mo. USD LIBOR — 0.16%)(a)	1.16%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.08%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.34%)(a)	0.97%	01/23/2018	93,000	93,003,693
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	01/23/2018	237,000	237,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/09/2018	100,000	100,000,000
				8,120,216,562

Federal Home Loan Mortgage Corp. (FHLMC)–0.68%
Unsec. Disc. Notes(b)	1.09%	12/13/2017	100,000	99,689,570
Unsec. Global Notes (3 mo. USD LIBOR — 0.03%)(a)	1.27%	01/08/2018	100,000	100,000,000
				199,689,570

Federal National Mortgage Association (FNMA)–0.51%
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	09/08/2017	35,000	34,999,348
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	10/05/2017	112,815	112,810,347
				147,809,695

Overseas Private Investment Corp. (OPIC)–1.19%
Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.04%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.04%	07/15/2025	41,778	41,777,779
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.10%	07/09/2026	45,900	45,900,000
				347,677,779
Total U.S. Government Sponsored Agency Securities (Cost $9,207,920,133)				9,207,920,133

U.S. Treasury Securities–5.52%(b)
U.S. Treasury Bills–5.11%
U.S. Treasury Bills	1.06%	01/02/2018	200,000	199,278,058
U.S. Treasury Bills	1.13%	01/04/2018	100,000	99,609,375
U.S. Treasury Bills	1.14%	01/04/2018	250,000	249,019,097
U.S. Treasury Bills	1.13%	01/11/2018	347,000	345,568,625
U.S. Treasury Bills	1.14%	01/11/2018	3,000	2,987,570
U.S. Treasury Bills	1.11%	01/18/2018	350,000	348,506,715
U.S. Treasury Bills	1.14%	01/25/2018	250,000	248,854,305
				1,493,823,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–0.41%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.08%	07/31/2019	$120,000	$119,996,945
Total U.S. Treasury Securities (Cost $1,613,820,690)				1,613,820,690
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–37.02% (Cost $10,821,740,823)				10,821,740,823

			Repurchase Amount
Repurchase Agreements–63.76%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2017, aggregate maturing value of $600,017,833 (collateralized by domestic mortgage-backed securities valued at $612,000,000; 1.50%-6.50%; 10/01/2024-03/20/2047)	1.07%	09/01/2017	310,009,214	310,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(e)	1.06%	10/02/2017	225,583,000	225,000,000
Bank of Montreal, joint term agreement dated 07/07/2017, aggregate maturing value of $250,669,861 (collateralized by U.S. Treasury obligations valued at $255,000,044; 0%-3.63%; 09/28/2017-8/15/2047)(e)	1.06%	10/06/2017	100,267,944	100,000,000
Bank of Montreal, joint term agreement dated 07/26/2017, aggregate maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,080; 0.63%-8.00%; 04/30/2018-07/20/2047)(e)	1.09%	10/24/2017	125,340,625	125,000,000
Bank of Montreal, joint term agreement dated 08/14/2017, aggregate maturing value of $250,682,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,051; 1.38%-8.00%; 11/30/2019-06/20/2047)(e)	1.08%	11/13/2017	195,532,350	195,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(e)	1.06%	10/27/2017	75,128,083	75,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(e)	1.08%	09/06/2017	693,145,530	693,000,000
BMO Capital Markets Corp., term agreement dated 07/26/2017, maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities, domestic non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $204,000,001; 0%-9.65%; 01/26/2018-08/20/2047)(e)	1.09%	10/24/2017	200,545,000	200,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	2,200,067,222	2,200,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,058,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,002; 1.13%-3.63%; 05/31/2019-05/15/2045)	1.05%	09/01/2017	700,020,416	700,000,000
Citigroup Global Markets, Inc., agreement dated 08/31/2017, maturing value of $400,011,778 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%; 11/15/2027-11/15/2046)	1.06%	09/01/2017	225,006,625	225,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	651,434,876	651,415,695
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities, and U.S. Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	24,124,687	24,123,963
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/21/2017, aggregate maturing value of $200,087,500 (collateralized by U.S. Treasury obligations valued at $204,000,053; 1.50%-3.75%; 08/31/2018-11/15/2043)(e)	1.05%	09/05/2017	100,043,750	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/28/2017, aggregate maturing value of $500,116,667 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 1.00%-4.50%; 05/15/2018-07/01/2047)(e)	1.05%	09/05/2017	$415,096,833	$415,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 08/29/2017, maturing value of $200,040,444 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $204,000,001; 2.00%-4.00%; 05/31/2024-05/01/2047)(e)	1.04%	09/05/2017	200,040,444	200,000,000
Federal Reserve Bank of New York, agreement dated 08/31/2017, maturing value of $200,005,556 (collateralized by U.S. Treasury obligations valued at $200,005,594; 1.63%-4.38%; 08/15/2022-05/15/2041)	1.00%	09/01/2017	200,005,556	200,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $300,009,000 (collateralized by U.S. Treasury obligations valued at $306,000,002; 1.75%-2.00%; 12/31/2020-11/30/2022)	1.08%	09/01/2017	300,009,000	300,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $400,012,000 (collateralized by U.S. Treasury obligations valued at $408,000,014; 1.88%-2.25%; 04/30/2022-01/31/2024)	1.08%	09/01/2017	400,012,000	400,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $805,023,926 (collateralized by U.S. Treasury obligations valued at $821,100,039; 1.25%-1.88%; 08/31/2019-04/30/2022)	1.07%	09/01/2017	805,023,926	805,000,000
Goldman Sachs & Co., agreement dated 08/31/2017, maturing value of $500,014,583 (collateralized by U.S. Treasury obligations and U.S. government sponsored agency obligations valued at $510,000,019; 0%-3.45%; 09/14/2017-02/15/2044)	1.05%	09/01/2017	500,014,583	500,000,000
ING Financial Markets, LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $400,083,222 (collateralized by domestic agency mortgage-backed securities valued at $408,000,612; 2.02%-4.00%; 02/15/2038-06/20/2047)(e)	1.07%	09/07/2017	275,057,215	275,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2017, maturing value of $135,234,900 (collateralized by U.S. government sponsored agency obligations valued at $137,703,614; 1.00%-6.75%; 03/27/2019-07/15/2036)(e)	1.08%	09/08/2017	135,234,900	135,000,000
ING Financial Markets, LLC, term agreement dated 08/25/2017, maturing value of $250,050,556 (collateralized by domestic agency mortgage-backed securities valued at $255,001,135; 4.00%-4.50%; 09/20/2045-05/20/2047)(e)	1.04%	09/01/2017	250,050,556	250,000,000
ING Financial Markets, LLC, term agreement dated 08/31/2017, maturing value of $220,000,000 (collateralized by a domestic agency mortgage-backed security and U.S. government sponsored agency obligations valued at $224,404,583; 0.75%-5.36%; 11/24/2017-09/20/2045)	1.30%	10/02/2017	220,000,000	220,000,000
Lloyds Bank PLC, joint term agreement dated 08/30/2017, aggregate maturing value of $500,515,556 (collateralized by U.S. Treasury obligations valued at $509,889,835; 0.75%-2.25%, 12/31/2017-08/15/2021)	1.16%	10/02/2017	380,391,822	380,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., joint agreement dated 08/31/2017, aggregate maturing value of $100,003,000 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 3.00%; 05/25/2046)	1.08%	09/01/2017	65,001,950	65,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(e)	1.08%	09/06/2017	510,017,775	510,000,675
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	475,014,250	475,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2017, maturing value of $304,034,290 (collateralized by U.S. Treasury obligations valued at $309,859,050; 0%; 02/15/2026-05/15/2045)	1.10%	09/01/2017	304,034,290	304,025,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2017, maturing value of $179,555,486 (collateralized by U.S. Treasury obligations valued at $183,032,300; 0%; 11/15/2028-08/15/2033)	1.10%	09/01/2017	179,555,486	179,550,000
RBC Capital Markets LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,025; 0%-8.00%; 04/25/2018-07/25/2047)(a)(e)	1.16%	10/31/2017	590,000,000	590,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, joint term agreement dated 07/12/2017, aggregate maturing value of $345,931,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,001; 0%-4.50%; 02/01/2026-07/20/2067)(e)	1.08%	10/10/2017	$335,904,500	$335,000,000
RBC Capital Markets LLC, joint term agreement dated 07/18/2017, aggregate maturing value of $500,443,056 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury securities valued at $510,000,080; 0%-6.38%; 10/31/2017-07/20/2067)(a)(e)	1.10%	10/16/2017	435,385,459	435,000,000
RBC Capital Markets LLC, joint term agreement dated 07/21/2017, aggregate maturing value of $500,015,278 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.13%-4.50%; 02/01/2026-09/01/2047)(a)(e)	1.10%	10/19/2017	410,012,528	410,000,000
RBC Capital Markets LLC, joint term agreement dated 08/14/2017, aggregate maturing value of $601,653,167 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 2.50%-4.50%; 02/01/2032-09/01/2047)(e)	1.09%	11/13/2017	481,322,533	480,000,000
Societe Generale, joint open agreement dated 04/27/2017 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0%-9.00%; 11/09/2017-05/15/2045)(f)	0.83%	—	—	1,115,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $175,324,625 (collateralized by U.S. Treasury obligations and a domestic agency mortgage-backed security valued at $178,500,000; 0.13%-8.13%; 03/31/2018-11/01/2030)	1.06%	09/18/2017	175,324,625	175,000,000
Societe Generale, term agreement dated 08/28/2017, maturing value of $400,094,222 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $408,000,000; 0.38%-5.97%; 11/01/2017-07/20/2047)(e)	1.06%	09/05/2017	400,094,222	400,000,000
Societe Generale, term agreement dated 08/30/2017, maturing value of $400,080,889 (collateralized by U.S. Treasury obligations valued at $510,000,047; 0%-6.50%; 10/26/2017-11/15/2044)	1.04%	09/06/2017	400,080,889	400,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,061,111 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,167; 3.00%-4.00%; 10/20/2042-05/20/2047)	1.10%	09/01/2017	1,610,049,194	1,610,000,000
TD Securites (USA) LLC, agreement dated 08/31/2017, maturing value of $500,015,000 (collateralized by U.S. Treasury obligations valued at $510,000,088; 0.13%-2.50%; 07/31/2019-01/15/2029)	1.08%	09/01/2017	500,015,000	500,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $700,020,806 (collateralized by domestic agency mortgage-backed securities valued at $714,000,001; 3.00%-4.00%; 06/01/2032-08/01/2047)	1.07%	09/01/2017	700,020,806	700,000,000
Wells Fargo Securities, LLC, term agreement dated 06/19/2017, maturing value of $50,138,111 (collateralized by domestic agency mortgage-backed securities valued at $51,000,001; 3.50%; 04/01/2047-08/01/2047)	1.13%	09/15/2017	50,138,111	50,000,000
Total Repurchase Agreements (Cost $18,637,115,333)				18,637,115,333
TOTAL INVESTMENTS IN SECURITIES(g)–100.78% (Cost $29,458,856,156)				29,458,856,156
OTHER ASSETS LESS LIABILITIES–(0.78)%				(229,260,956)
NET ASSETS–100.00%				$29,229,595,200

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed

LIBOR	– London Interbank Offered Rate
Sec.	– Secured
Sr.	– Senior

Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–101.08%
U.S. Treasury Bills–74.83%(a)
U.S. Treasury Bills	0.90%	09/07/2017	$11,000	$10,998,350
U.S. Treasury Bills	0.96%	09/07/2017	50,000	49,992,017
U.S. Treasury Bills	0.97%	09/07/2017	1,500	1,499,757
U.S. Treasury Bills	0.99%	09/07/2017	128,000	127,978,984
U.S. Treasury Bills	0.82%	09/14/2017	50,000	49,985,195
U.S. Treasury Bills	0.87%	09/14/2017	7,600	7,597,612
U.S. Treasury Bills	0.95%	09/14/2017	23,600	23,591,904
U.S. Treasury Bills	0.88%	09/21/2017	2,100	2,098,972
U.S. Treasury Bills	0.90%	09/21/2017	7,000	6,996,516
U.S. Treasury Bills	0.95%	09/21/2017	60,000	59,968,483
U.S. Treasury Bills	0.97%	09/21/2017	80,000	79,956,229
U.S. Treasury Bills	0.91%	09/28/2017	60,000	59,959,027
U.S. Treasury Bills	0.96%	09/28/2017	100,000	99,927,963
U.S. Treasury Bills	0.99%	09/28/2017	20,000	19,985,202
U.S. Treasury Bills	1.05%	10/05/2017	15,000	14,985,125
U.S. Treasury Bills	0.96%	10/26/2017	15,000	14,978,206
U.S. Treasury Bills	1.08%	11/02/2017	20,000	19,962,938
U.S. Treasury Bills	1.07%	11/09/2017	45,000	44,908,144
U.S. Treasury Bills	1.04%	11/16/2017	45,000	44,901,675
U.S. Treasury Bills	1.00%	11/24/2017	20,000	19,953,333
U.S. Treasury Bills	1.01%	11/24/2017	20,000	19,953,100
U.S. Treasury Bills	1.02%	11/30/2017	25,000	24,936,250
U.S. Treasury Bills	1.08%	12/21/2017	5,200	5,182,764
U.S. Treasury Bills	1.11%	12/28/2017	10,000	9,963,764
U.S. Treasury Bills	1.06%	01/02/2018	15,000	14,945,675
U.S. Treasury Bills	1.13%	01/04/2018	15,000	14,941,406
U.S. Treasury Bills	1.12%	01/11/2018	2,600	2,589,418
U.S. Treasury Bills	1.13%	01/11/2018	40,000	39,835,000
U.S. Treasury Bills	1.11%	01/18/2018	60,000	59,744,008
U.S. Treasury Bills	1.14%	01/25/2018	15,000	14,931,258
U.S. Treasury Bills	1.14%	02/01/2018	10,000	9,951,975
U.S. Treasury Bills	1.12%	02/08/2018	5,000	4,975,211
U.S. Treasury Bills	1.14%	02/08/2018	10,000	9,949,556
U.S. Treasury Bills	1.12%	02/15/2018	16,000	15,917,521
				1,008,042,538

U.S. Treasury Notes–26.25%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2017	70,000	70,018,289
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.21%	04/30/2018	30,000	30,015,443
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.20%	07/31/2018	53,000	53,010,861
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2018	40,000	40,007,308
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.16%	01/31/2019	49,000	49,014,427
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.09%	04/30/2019	38,000	38,004,460
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.08%	07/31/2019	10,000	9,999,027
U.S. Treasury Notes	0.63%	09/30/2017	16,500	16,493,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Notes	0.75%	10/31/2017	$20,000	$19,989,583
U.S. Treasury Notes	0.63%	11/30/2017	22,000	21,975,706
U.S. Treasury Notes	2.25%	11/30/2017	5,000	5,014,176
				353,542,908
TOTAL INVESTMENTS IN SECURITIES–101.08% (Cost $1,361,585,446)				1,361,585,446
OTHER ASSETS LESS LIABILITIES–(1.08)%				(14,596,815)
NET ASSETS–100.00%				$1,346,988,631

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.85%
Alabama–4.02%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.83%	07/01/2040	$7,530	$7,530,000

Arizona–2.43%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	01/01/2046	240	240,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	2,685	2,685,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	1,640	1,640,000
				4,565,000

California–3.95%
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC–Mizuho Bank, Ltd.)(a)(b)	0.80%	11/01/2026	2,000	2,000,000
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.73%	05/01/2034	2,710	2,710,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.74%	08/01/2042	2,700	2,700,000
				7,410,000

Colorado–1.12%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	07/01/2034	1,040	1,040,000
				2,103,000

Delaware–1.65%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	09/01/2036	3,085	3,085,000

District of Columbia–5.04%
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.79%	10/01/2036	5,895	5,895,000
District of Columbia Metropolitan Airports Authority (Dulles Toll Road); Series 2017 1, Sr. Second Lien Commercial Paper Notes (LOC–JPMorgan Chase Bank, N.A.)(b)	0.92%	10/25/2017	2,255	2,255,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.92%	01/01/2029	1,297	1,297,000
				9,447,000

Florida–3.59%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	0.80%	10/01/2050	2,800	2,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	0.88%	11/01/2036	2,445	2,445,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	0.79%	11/01/2038	1,500	1,500,000
				6,745,000

Georgia–4.82%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	01/01/2020	750	750,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.71%	09/01/2035	4,190	4,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	0.80%	01/01/2036	$3,000	$3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	09/01/2020	1,100	1,100,000
				9,040,000

Illinois–3.97%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris Bank N.A.)(a)(b)	0.83%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris Bank N.A.)(a)(b)(d)	0.90%	10/01/2017	200	200,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris Bank N.A.)(a)(b)	0.88%	09/01/2024	300	300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.76%	12/01/2046	4,935	4,935,000
				7,435,000

Indiana–10.10%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.79%	08/01/2028	2,125	2,125,000
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	08/01/2037	5,240	5,240,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.80%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	0.74%	07/01/2035	3,682	3,681,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	10/01/2019	500	500,000
				18,931,500

Louisiana–0.79%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.80%	07/01/2047	1,490	1,490,000

Massachusetts–1.85%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.85%	10/01/2038	1,650	1,650,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	1,800	1,814,630
				3,464,630

Michigan–0.39%
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.81%	03/01/2031	740	740,000

Minnesota–5.02%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.87%	10/15/2033	1,175	1,175,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.84%	01/01/2025	260	260,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.88%	11/15/2031	3,590	3,590,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.83%	11/01/2035	1,200	1,200,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.82%	10/01/2033	3,185	3,185,000
				9,410,000

Mississippi–1.63%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,700	1,700,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,350	1,350,000
				3,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–3.85%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.84%	11/01/2037	$565	$565,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	02/01/2031	5,695	5,695,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.89%	12/01/2019	960	960,000
				7,220,000

New Hampshire–1.14%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.80%	07/01/2038	2,130	2,130,000

New York–3.71%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA, N.A.)(a)(b)(c)	0.80%	11/01/2036	5,050	5,050,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.88%	11/01/2049	1,900	1,900,000
				6,950,000

North Carolina–0.93%
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	05/01/2036	1,735	1,735,000

Ohio–3.39%
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.77%	05/01/2026	6,356	6,356,000

Pennsylvania–3.69%
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	06/01/2037	705	705,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.80%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	10/15/2025	2,730	2,730,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	09/01/2028	686	686,000
				6,916,000

South Carolina–3.08%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.78%	11/01/2025	5,765	5,765,000

Texas–20.87%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.81%	08/01/2035	7,635	7,635,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	0.85%	11/01/2041	4,400	4,400,000
Houston (City of); Series 2017 G-2, Commercial Paper Notes	0.88%	10/11/2017	4,100	4,100,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.83%	10/01/2024	2,285	2,285,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	04/01/2026	1,715	1,715,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co. (The))(a)(b)	0.80%	11/15/2050	3,500	3,500,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,872,885
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.75%	08/01/2025	4,120	4,120,000
				39,112,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–4.37%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.77%	11/01/2024	$5,290	$5,290,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.84%	04/01/2042	2,900	2,900,000
				8,190,000

Virginia–1.39%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	0.79%	08/01/2037	2,500	2,500,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.83%	12/01/2019	100	100,000
				2,600,000

Washington–2.24%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	0.81%	09/01/2049	4,200	4,200,000

West Virginia–1.55%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.81%	01/01/2034	2,900	2,900,000

Wisconsin–2.27%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.85%	10/01/2042	4,265	4,265,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)–102.85% (Cost $192,786,015)				192,786,015
OTHER ASSETS LESS LIABILITIES–(2.85)%				(5,337,508)
NET ASSETS–100.00%				$187,448,507

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit

MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
SR.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.7%; other countries less than 5% each: 11.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $1,497,000, which represented less than 1% of the Fund’s Net Assets.
(e)	Also represents cost for federal income tax purposes.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Royal Bank of Canada	6.8%
Federal Home Loan Bank	5.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Assets and Liabilities

August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$285,454,625	$394,405,308	$8,352,420,228	$10,821,740,823	$1,361,585,446	$192,786,015
Repurchase agreements, at value and cost	37,979,281	34,000,000	17,059,753,249	18,637,115,333	—	—
Cash	—	—	94,420,441	94,999,673	896,193	—
Receivable for:
Investments sold	—	45,000	—	—	—	490,020
Interest	173,767	178,493	11,749,146	13,325,595	463,784	131,053
Fund expenses absorbed	—	—	211,762	57,650	16,388	14,389
Investment for trustee deferred compensation and retirement plans	3,638,934	1,021,952	2,208,111	1,003,702	129,682	370,683
Other assets	40,282	171,889	81,214	100,382	43,305	85,542
Total assets	327,286,889	429,822,642	25,520,844,151	29,568,343,158	1,363,134,798	193,877,702

Liabilities:
Payable for:
Investments purchased	—	—	164,404,393	314,278,058	14,945,675	5,872,885
Dividends	276,489	387,593	18,794,281	22,439,910	966,129	81,823
Accrued fees to affiliates	165,536	5,237	823,533	700,153	48,227	28,115
Accrued trustees’ and officer’s fees and benefits	3,517	3,493	44,297	48,346	5,280	3,316
Accrued operating expenses	46,904	42,026	444,412	110,355	37,407	30,078
Trustee deferred compensation and retirement plans	4,134,626	1,145,483	2,544,356	1,171,136	143,449	412,978
Total liabilities	4,627,072	1,583,832	187,055,272	338,747,958	16,146,167	6,429,195
Net assets applicable to shares outstanding	$322,659,817	$428,238,810	$25,333,788,879	$29,229,595,200	$1,346,988,631	$187,448,507

Net assets consist of:
Shares of beneficial interest	$322,503,176	$427,460,057	$25,333,609,855	$29,229,917,513	$1,347,073,382	$187,606,997
Undistributed net investment income	125,723	768,843	445,995	208,988	(12,543)	(104,955)
Undistributed net realized gain (loss)	—	371	(266,971)	(531,301)	(72,208)	(53,535)
Net unrealized appreciation	30,918	9,539	—	—	—	—
	$322,659,817	$428,238,810	$25,333,788,879	$29,229,595,200	$1,346,988,631	$187,448,507
Cost of Investments	$323,402,988	$428,395,769	$25,412,173,477	$29,458,856,156	$1,361,585,446	$192,786,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$296,174,321	$423,930,932	$22,803,973,038	$27,691,416,187	$1,306,370,262	$110,816,766
Private Investment Class	$6,982,006	$1,844,848	$574,807,664	$510,488,763	$3,223,981	$27,351,993
Personal Investment Class	$11,222	$610,629	$140,235,512	$21,129,031	$47,840	$2,006,095
Cash Management Class	$7,737,732	$1,148,091	$479,399,595	$169,027,032	$1,617,600	$27,616,253
Reserve Class	$944,472	$500,652	$250,727,901	$170,954,562	$35,624,693	$13,658,227
Resource Class	$1,326,988	$183,550	$476,818,226	$342,143,113	$94,179	$5,999,172
Corporate Class	$9,483,076	$20,108	$607,826,943	$324,436,512	$10,076	$1

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	296,102,352	423,925,317	22,803,135,981	27,691,615,090	1,306,397,259	110,799,256
Private Investment Class	6,980,431	1,844,823	574,788,954	510,492,338	3,224,048	27,347,499
Personal Investment Class	11,220	610,621	140,230,129	21,129,180	47,841	2,005,772
Cash Management Class	7,735,988	1,148,076	479,382,074	169,028,273	1,617,634	27,611,796
Reserve Class	944,255	500,645	250,718,593	170,955,789	35,625,414	13,656,022
Resource Class	1,326,687	183,548	476,800,051	342,145,363	94,182	5,998,206
Corporate Class	9,480,941	20,108	607,804,903	324,438,189	10,077	1
Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$6,810,832	$4,266,474	$156,973,970	$178,175,877	$7,892,025	$1,517,743

Expenses:
Advisory fees	1,481,376	804,864	33,720,107	24,298,014	1,561,957	399,149
Administrative services fees	553,420	314,385	7,898,423	8,498,345	659,087	109,872
Custodian fees	265	12,373	505,956	335,169	14,323	4,867
Distribution fees:
Private Investment Class	101,329	20,872	1,616,147	1,430,267	6,294	56,606
Personal Investment Class	9,280	71,919	705,239	92,539	3,592	11,376
Cash Management Class	28,064	14,645	313,732	115,650	1,621	27,385
Reserve Class	49,635	22,386	1,424,011	2,875,773	518,893	190,218
Resource Class	3,024	4,468	725,807	538,459	305	5,029
Corporate Class	7,998	5	249,266	81,215	85	6
Transfer agent fees	88,883	48,292	2,023,206	1,951,916	106,826	17,962
Trustees’ and officers’ fees and benefits	60,794	30,956	378,435	357,259	36,341	31,296
Registration and filing fees	101,526	107,702	143,043	247,284	86,196	90,518
Reports to shareholders	38,010	20,838	92,147	86,383	12,730	15,745
Professional services fees	40,729	49,695	216,492	176,385	52,162	39,744
Other	187,157	67,781	381,492	213,596	44,307	30,818
Total expenses	2,751,490	1,591,181	50,393,503	41,298,254	3,104,719	1,030,591
Less: Fees waived	(811,954)	(560,705)	(6,345,738)	(2,129,103)	(838,375)	(491,046)
Net expenses	1,939,536	1,030,476	44,047,765	39,169,151	2,266,344	539,545
Net investment income	4,871,296	3,235,998	112,926,205	139,006,726	5,625,681	978,198

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	284,449	371	39,369	(531,300)	(69,048)	(14,722)
Change in net unrealized appreciation of investment securities	30,918	9,539	—	—	—	—
Net increase in net assets resulting from operations	$5,186,663	$3,245,908	$112,965,574	$138,475,426	$5,556,633	$963,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2017 and 2016

	Liquid Assets Portfolio		STIC Prime Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$4,871,296	$65,311,251	$3,235,998	$6,158,242
Net realized gain	284,449	647,321	371	1,377
Change in net unrealized appreciation	30,918	—	9,539	—
Net increase in net assets resulting from operations	5,186,663	65,958,572	3,245,908	6,159,619

Distributions to shareholders from net investment income:
Institutional Class	(4,489,048)	(59,772,506)	(3,118,898)	(4,848,718)
Private Investment Class	(84,531)	(183,013)	(18,217)	(213,182)
Personal Investment Class	(1,713)	(40,091)	(26,443)	(164,965)
Cash Management Class	(138,836)	(660,627)	(59,666)	(649,934)
Reserve Class	(6,618)	(87,134)	(5,654)	(53,243)
Resource Class	(8,281)	(15,089)	(6,995)	(32,359)
Corporate Class	(142,269)	(4,552,791)	(125)	(195,841)
Total distributions from net investment income	(4,871,296)	(65,311,251)	(3,235,998)	(6,158,242)

Distributions to shareholders from net realized gains:
Institutional Class	(2,877,921)	—	—	—
Private Investment Class	(90,311)	—	—	—
Personal Investment Class	(5,195)	—	—	—
Cash Management Class	(133,371)	—	—	—
Reserve Class	(25,060)	—	—	—
Resource Class	(1,213)	—	—	—
Corporate Class	(67,014)	—	—	—
Total distributions from net realized gains	(3,200,085)	—	—	—

Share transactions–net:
Institutional Class	(10,122,727,290)	(5,553,230,110)	(1,183,946,896)	(156,797,441)
Private Investment Class	(234,302,026)	(42,171,998)	(139,216,079)	(21,155,334)
Personal Investment Class	(29,230,918)	(86,151,515)	(116,863,502)	(98,600)
Cash Management Class	(242,827,588)	(207,380,539)	(166,722,672)	(315,722,141)
Reserve Class	(99,217,916)	(56,031,914)	(20,973,659)	(28,926,016)
Resource Class	(5,919,518)	(65,429,204)	(16,683,703)	(2,843,872)
Corporate Class	(160,159,887)	(884,537,893)	11,449	(77,034,376)
Net increase (decrease) in net assets resulting from share transactions	(10,894,385,143)	(6,894,933,173)	(1,644,395,062)	(602,577,780)
Net increase (decrease) in net assets	(10,897,269,861)	(6,894,285,852)	(1,644,385,152)	(602,576,403)

Net assets:
Beginning of year	11,219,929,678	18,114,215,530	2,072,623,962	2,675,200,365
End of year*	$322,659,817	$11,219,929,678	$428,238,810	$2,072,623,962
* Includes accumulated undistributed net investment income	$125,723	$2,544,735	$768,843	$873,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the years ended August 31, 2017 and 2016

	Treasury Portfolio		Government & Agency Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$112,926,205	$20,948,253	$139,006,726	$10,802,684
Net realized gain (loss)	39,369	223,426	(531,300)	118,647
Net increase in net assets resulting from operations	112,965,574	21,171,679	138,475,426	10,921,331

Distributions to shareholders from net investment income:
Institutional Class	(103,892,394)	(15,100,629)	(133,552,021)	(8,855,873)
Private Investment Class	(1,423,813)	(334,722)	(1,460,534)	(403,391)
Personal Investment Class	(253,848)	(86,109)	(41,168)	(10,692)
Cash Management Class	(1,754,490)	(3,039,766)	(705,201)	(218,373)
Reserve Class	(324,958)	(62,197)	(661,922)	(263,352)
Resource Class	(1,659,524)	(274,847)	(1,330,994)	(73,436)
Corporate Class	(3,617,178)	(2,049,983)	(1,254,886)	(977,567)
Total distributions from net investment income	(112,926,205)	(20,948,253)	(139,006,726)	(10,802,684)

Share transactions–net:
Institutional Class	2,935,444,591	12,017,922,118	16,975,145,658	6,496,754,225
Private Investment Class	14,784,721	98,893,095	169,627,850	(81,684,720)
Personal Investment Class	17,413,815	(39,231,210)	13,622,071	(29,659,491)
Cash Management Class	75,974,874	(4,900,693,362)	18,926,896	(72,740,853)
Reserve Class	91,599,025	123,516,873	(144,921,764)	8,359,709
Resource Class	(6,111,394)	158,444,863	246,458,843	(2,217,786)
Corporate Class	(565,402,977)	(597,367,186)	8,002,319	(314,733,978)
Net increase in net assets resulting from share transactions	2,563,702,655	6,861,485,191	17,286,861,873	6,004,077,106
Net increase in net assets	2,563,742,024	6,861,708,617	17,286,330,573	6,004,195,753

Net assets:
Beginning of year	22,770,046,855	15,908,338,238	11,943,264,627	5,939,068,874
End of year*	$25,333,788,879	$22,770,046,855	$29,229,595,200	$11,943,264,627
* Includes accumulated undistributed net investment income	$445,995	$(21,274)	$208,988	$90,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the years ended August 31, 2017 and 2016

	Treasury Obligations Portfolio		Tax-Free Cash Reserve Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$5,625,681	$188,034	$978,198	$702,207
Net realized gain (loss)	(69,048)	15,288	(14,722)	5,988
Net increase in net assets resulting from operations	5,556,633	203,322	963,476	708,195

Distributions to shareholders from net investment income:
Institutional Class	(5,499,185)	(78,969)	(638,667)	(628,540)
Private Investment Class	(6,562)	(5,685)	(82,433)	(18,929)
Personal Investment Class	(821)	(2,859)	(6,683)	(1,951)
Cash Management Class	(6,763)	(43,887)	(164,964)	(33,087)
Reserve Class	(111,357)	(51,534)	(71,643)	(16,951)
Resource Class	(601)	(2,214)	(13,707)	(1,923)
Corporate Class	(392)	(2,886)	(101)	(826)
Total distributions from net investment income	(5,625,681)	(188,034)	(978,198)	(702,207)

Share transactions–net:
Institutional Class	1,185,273,759	15,581,368	(339,954,549)	(5,243,578)
Private Investment Class	(2,936,998)	177,746	2,881,656	(6,001,459)
Personal Investment Class	(2,559,557)	652,387	(390,938)	(1,226,815)
Cash Management Class	(29,769,108)	(13,633,574)	(3,056,555)	(20,346,066)
Reserve Class	(1,007,763)	30,758,077	(7,877,273)	(239,848)
Resource Class	(99,477)	(2,177,935)	3,587,633	(2,115,602)
Corporate Class	(2,933,744)	(25,066,209)	(32,063)	(26,445,210)
Net increase (decrease) in net assets resulting from share transactions	1,145,967,112	6,291,860	(344,842,089)	(61,618,578)
Net increase (decrease) in net assets	1,145,898,064	6,307,148	(344,856,811)	(61,612,590)

Net assets:
Beginning of year	201,090,567	194,783,419	532,305,318	593,917,908
End of year*	$1,346,988,631	$201,090,567	$187,448,507	$532,305,318
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

August 31, 2017

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Liquid Assets Portfolio and STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Liquid Assets Portfolio and STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

33                         Short-Term Investments Trust

Liquid Assets Portfolio determines its NAV per share multiple times per day.

Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Liquid Asset Portfolio’s and STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay in-kind income received in the form of securities in-lieu of cash is recorded as interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

34                         Short-Term Investments Trust

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and

35                         Short-Term Investments Trust

Invesco Canada Ltd. and, for Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended August 31, 2017, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Treasury Obligations Portfolio	0.13%
Tax-Free Cash Reserve Portfolio	0.20%

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$775,879	$—
STIC Prime Portfolio	491,412	—
Treasury Portfolio	4,848,110	—
Government & Agency Portfolio	—	—
Treasury Obligations Portfolio	435,239	8,169
Tax-Free Cash Reserve Portfolio	331,840	—

Voluntary fee waivers for the year ended August 31, 2017 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$2,312	$3,844	$0	$29,919	N/A	N/A
STIC Prime Portfolio	6,443	46,176	N/A	16,632	$42	N/A
Treasury Portfolio	268,452	295,938	N/A	902,854	30,384	N/A
Government & Agency Portfolio	205,332	34,736	N/A	1,882,669	6,366	N/A
Treasury Obligations Portfolio	2,319	3,165	514	388,874	76	$19
Tax-Free Cash Reserve Portfolio	10,328	6,440	1,247	140,793	398	N/A

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

36                         Short-Term Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively. The fees are accrued daily and paid monthly.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$516,193,208	$569,241,840	$0
STIC Prime Portfolio	235,118,755	240,049,293	0
Tax-Free Cash Reserve Portfolio	401,997,329	604,685,560	0

37                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2017 and 2016:

	2017	2016
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$8,071,381	$65,311,251
STIC Prime Portfolio	3,235,998	6,158,242
Treasury Portfolio	112,926,205	20,948,253
Government & Agency Portfolio	139,006,726	10,802,684
Treasury Obligations Portfolio	5,625,681	188,034
Tax-Free Cash Reserve Portfolio	978,198	702,207

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation) — Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$4,064,761	$30,918	$(3,939,038)	$—	$322,503,176	$322,659,817
STIC Prime Portfolio	1,856,602	9,539	(1,087,388)	—	427,460,057	428,238,810
Treasury Portfolio	2,873,233	—	(2,427,237)	(266,972)	25,333,609,855	25,333,788,879
Government & Agency Portfolio	1,327,059	—	(1,118,072)	(531,300)	29,229,917,513	29,229,595,200
Treasury Obligations Portfolio	122,962	(10,673)	(135,505)	(61,535)	1,347,073,382	1,346,988,631
Tax-Free Cash Reserve Portfolio	286,736	—	(391,691)	(53,535)	187,606,997	187,448,507

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

38                         Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2017 which expires as follows:

	Short-Term		Not Subject to Expiration	Total*
Fund	2018	2019
Liquid Assets Portfolio	$—	$—	$—	$—
STIC Prime Portfolio	—	—	—	—
Treasury Portfolio	—	—	266,972	266,972
Government & Agency Portfolio	—	—	531,300	531,300
Treasury Obligations Portfolio	—	—	61,535	61,535
Tax-Free Cash Reserve Portfolio	8,740	30,074	14,721	53,535

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2017
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Obligations Portfolio	$1,361,596,119	$—	$(10,673)	$(10,673)

*	For Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2017 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$(2,419,012)	$2,268,315	$150,697
STIC Prime Portfolio	(104,335)	(1,377)	105,712
Treasury Portfolio	467,269	(467,269)	—
Government & Agency Portfolio	118,648	(118,648)	—
Treasury Obligations Portfolio	—	(3)	3
Tax-Free Cash Reserve Portfolio	—	—	—

39                         Short-Term Investments Trust

NOTE 10—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,846,205,589	$8,846,379,006	206,922,537,697	$206,922,537,697
Private Investment Class	73,675,959	73,675,968	1,086,367,896	1,086,367,896
Personal Investment Class	8,382,621	8,382,870	147,332,561	147,332,561
Cash Management Class	352,257,569	352,272,331	3,527,556,735	3,527,556,735
Reserve Class	3,766,999	3,767,196	312,834,642	312,834,642
Resource Class	132,559	132,558	54,658,208	54,658,208
Corporate Class	244,330,733	244,348,194	12,789,032,744	12,789,032,744

Issued as reinvestment of dividends:
Institutional Class	4,398,518	4,398,873	16,030,218	16,030,218
Private Investment Class	43,468	43,475	51,160	51,160
Personal Investment Class	1,713	1,713	33,213	33,213
Cash Management Class	93,656	93,666	325,885	325,885
Reserve Class	6,617	6,618	78,372	78,372
Resource Class	8,279	8,281	14,018	14,018
Corporate Class	142,251	142,269	699,998	699,998

Reacquired:
Institutional Class	(18,973,148,113)	(18,973,505,169)	(212,491,798,025)	(212,491,798,025)
Private Investment Class	(308,001,404)	(308,021,469)	(1,128,591,054)	(1,128,591,054)
Personal Investment Class	(37,614,403)	(37,615,501)	(233,517,289)	(233,517,289)
Cash Management Class	(595,177,024)	(595,193,585)	(3,735,263,159)	(3,735,263,159)
Reserve Class	(102,991,361)	(102,991,730)	(368,944,928)	(368,944,928)
Resource Class	(6,060,265)	(6,060,357)	(120,101,430)	(120,101,430)
Corporate Class	(404,609,206)	(404,650,350)	(13,674,270,635)	(13,674,270,635)
Net increase (decrease) in share activity	(10,894,155,245)	$(10,894,385,143)	(6,894,933,173)	$(6,894,933,173)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

40                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,181,673,896	$1,181,705,357	4,966,861,188	$4,966,861,188
Private Investment Class	32,477,987	32,477,991	1,446,777,172	1,446,777,172
Personal Investment Class	118,187,308	118,187,309	677,491,586	677,491,586
Cash Management Class	132,025,201	132,025,203	2,194,654,168	2,194,654,168
Reserve Class	12,104,481	12,104,533	400,019,801	400,019,801
Resource Class	54,163,813	54,163,819	96,121,190	96,121,190
Corporate Class	23,501	23,503	518,160,731	518,160,731

Issued as reinvestment of dividends:
Institutional Class	1,319,248	1,319,283	1,393,044	1,393,044
Private Investment Class	12,756	12,757	78,349	78,349
Personal Investment Class	16,252	16,252	70,680	70,680
Cash Management Class	59,666	59,666	217,106	217,106
Reserve Class	5,653	5,654	50,303	50,303
Resource Class	6,994	6,995	25,322	25,322
Corporate Class	126	125	148,537	148,537

Reacquired:
Institutional Class	(2,366,923,911)	(2,366,971,536)	(5,125,051,673)	(5,125,051,673)
Private Investment Class	(171,705,890)	(171,706,827)	(1,468,010,855)	(1,468,010,855)
Personal Investment Class	(235,067,018)	(235,067,063)	(677,660,866)	(677,660,866)
Cash Management Class	(298,807,504)	(298,807,541)	(2,510,593,415)	(2,510,593,415)
Reserve Class	(33,083,675)	(33,083,846)	(428,996,120)	(428,996,120)
Resource Class	(70,853,614)	(70,854,517)	(98,990,384)	(98,990,384)
Corporate Class	(12,179)	(12,179)	(595,343,644)	(595,343,644)
Net increase (decrease) in share activity	(1,644,376,909)	$(1,644,395,062)	(602,577,780)	$(602,577,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

41                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	104,978,321,526	$104,978,321,526	37,473,899,000	$37,473,899,000
Private Investment Class	1,389,145,628	1,389,145,628	1,884,005,414	1,884,005,414
Personal Investment Class	959,511,379	959,511,379	980,594,144	980,594,144
Cash Management Class	2,685,419,118	2,685,419,118	14,484,295,170	14,484,295,170
Reserve Class	386,663,928	386,663,928	316,250,840	316,250,840
Resource Class	575,122,878	575,122,878	575,238,582	575,238,582
Corporate Class	9,826,990,863	9,826,990,863	20,782,139,048	20,782,139,048

Issued as reinvestment of dividends:
Institutional Class	16,234,515	16,234,515	5,368,737	5,368,737
Private Investment Class	249,491	249,491	43,130	43,130
Personal Investment Class	202,723	202,723	76,479	76,479
Cash Management Class	1,178,232	1,178,232	266,775	266,775
Reserve Class	254,629	254,629	50,478	50,478
Resource Class	346,994	346,994	52,190	52,190
Corporate Class	2,990,987	2,990,987	1,013,151	1,013,151

Reacquired:
Institutional Class	(102,059,111,450)	(102,059,111,450)	(25,461,345,619)	(25,461,345,619)
Private Investment Class	(1,374,610,398)	(1,374,610,398)	(1,785,155,449)	(1,785,155,449)
Personal Investment Class	(942,300,287)	(942,300,287)	(1,019,901,833)	(1,019,901,833)
Cash Management Class	(2,610,622,476)	(2,610,622,476)	(19,385,255,307)	(19,385,255,307)
Reserve Class	(295,319,532)	(295,319,532)	(192,784,445)	(192,784,445)
Resource Class	(581,581,266)	(581,581,266)	(416,845,909)	(416,845,909)
Corporate Class	(10,395,384,827)	(10,395,384,827)	(21,380,519,385)	(21,380,519,385)
Net increase in share activity	2,563,702,655	$2,563,702,655	6,861,485,191	$6,861,485,191

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	208,396,167,421	$208,396,167,421	54,569,434,166	$54,569,434,166
Private Investment Class	1,423,015,874	1,423,015,874	1,458,232,071	1,458,232,071
Personal Investment Class	72,491,907	72,491,907	71,882,635	71,882,635
Cash Management Class	936,923,184	936,923,184	2,062,748,073	2,062,748,073
Reserve Class	850,197,770	850,197,770	713,745,281	713,745,281
Resource Class	2,809,077,121	2,809,077,121	678,959,358	678,959,358
Corporate Class	4,691,887,919	4,691,887,919	3,670,809,701	3,670,809,701

Issued as reinvestment of dividends:
Institutional Class	19,317,518	19,317,518	1,972,829	1,972,829
Private Investment Class	318,477	318,477	116,496	116,496
Personal Investment Class	12,576	12,576	—	—
Cash Management Class	418,891	418,891	59,978	59,978
Reserve Class	513,904	513,904	149,381	149,381
Resource Class	796,073	796,073	16,833	16,833
Corporate Class	795,308	795,308	458,600	458,600

Reacquired:
Institutional Class	(191,440,339,281)	(191,440,339,281)	(48,074,652,770)	(48,074,652,770)
Private Investment Class	(1,253,706,501)	(1,253,706,501)	(1,540,033,287)	(1,540,033,287)
Personal Investment Class	(58,882,412)	(58,882,412)	(101,542,126)	(101,542,126)
Cash Management Class	(918,415,179)	(918,415,179)	(2,135,548,904)	(2,135,548,904)
Reserve Class	(995,633,438)	(995,633,438)	(705,534,953)	(705,534,953)
Resource Class	(2,563,414,351)	(2,563,414,351)	(681,193,977)	(681,193,977)
Corporate Class	(4,684,680,908)	(4,684,680,908)	(3,986,002,279)	(3,986,002,279)
Net increase in share activity	17,286,861,873	$17,286,861,873	6,004,077,106	$6,004,077,106

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Obligations Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,882,109,152	$1,882,109,152	475,968,821	$475,968,821
Private Investment Class	10,041,615	10,041,615	9,868,856	9,868,856
Personal Investment Class	2,009,181	2,009,181	11,195,355	11,195,355
Cash Management Class	7,657	7,657	37,314,802	37,314,802
Reserve Class	140,006,781	140,006,781	142,035,205	142,035,205
Resource Class	94,706	94,706	196	196
Corporate Class	659,929	659,929	14,372,709	14,372,709

Issued as reinvestment of dividends:
Institutional Class	116,704	116,704	43,479	43,479
Private Investment Class	4,830	4,830	2,495	2,495
Cash Management Class	6,763	6,763	42,181	42,181
Reserve Class	89,662	89,662	48,377	48,377
Resource Class	—	—	2,027	2,027
Corporate Class	299	299	3,097	3,097

Reacquired:
Institutional Class	(696,952,097)	(696,952,097)	(460,430,932)	(460,430,932)
Private Investment Class	(12,983,443)	(12,983,443)	(9,693,605)	(9,693,605)
Personal Investment Class	(4,568,738)	(4,568,738)	(10,542,968)	(10,542,968)
Cash Management Class	(29,783,528)	(29,783,528)	(50,990,557)	(50,990,557)
Reserve Class	(141,104,206)	(141,104,206)	(111,325,505)	(111,325,505)
Resource Class	(194,183)	(194,183)	(2,180,158)	(2,180,158)
Corporate Class	(3,593,972)	(3,593,972)	(39,442,015)	(39,442,015)
Net increase in share activity	1,145,967,112	$1,145,967,112	6,291,860	$6,291,860

(a)	88% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	216,245,353	$216,245,353	1,024,153,591	$1,024,153,591
Private Investment Class	49,632,970	49,632,970	41,102,729	41,102,729
Personal Investment Class	2,005,100	2,005,100	2,880,498	2,880,498
Cash Management Class	45,537,104	45,537,104	51,239,007	51,239,007
Reserve Class	111,932,405	111,932,405	53,662,145	53,662,145
Resource Class	4,058,371	4,058,371	80,556	80,556
Corporate Class	32,101	32,101	1,175,406	1,175,406

Issued as reinvestment of dividends:
Institutional Class	221,692	221,692	70,780	70,780
Private Investment Class	68,844	68,844	15,014	15,014
Personal Investment Class	5,772	5,772	11	11
Cash Management Class	134,904	134,904	13,782	13,782
Reserve Class	64,807	64,807	14,449	14,449
Resource Class	11,483	11,483	1,634	1,634
Corporate Class	97	97	1,040	1,040

Reacquired:
Institutional Class	(556,421,594)	(556,421,594)	(1,029,467,949)	(1,029,467,949)
Private Investment Class	(46,820,158)	(46,820,158)	(47,119,202)	(47,119,202)
Personal Investment Class	(2,401,810)	(2,401,810)	(4,107,324)	(4,107,324)
Cash Management Class	(48,728,563)	(48,728,563)	(71,598,855)	(71,598,855)
Reserve Class	(119,874,485)	(119,874,485)	(53,916,442)	(53,916,442)
Resource Class	(482,221)	(482,221)	(2,197,792)	(2,197,792)
Corporate Class	(64,261)	(64,261)	(27,621,656)	(27,621,656)
Net increase (decrease) in share activity	(344,842,089)	$(344,842,089)	(61,618,578)	$(61,618,578)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/17	$1.00	$0.0043	$0.0036	$0.0079	$(0.0072)	$(0.0005)	$(0.0077)	$1.0002	0.76%	$7,738	0.26	%(c)	0.34	%(c)	0.43	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.25	250,643	0.23		0.28		0.26
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	458,001	0.20		0.27		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	684,446	0.19		0.27		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	744,301	0.21		0.27		0.05
STIC Prime Portfolio
Year ended 08/31/17	1.00	0.0054	0.0007	0.0061	(0.0061)	—	(0.0061)	1.0000	0.62	1,148	0.26	(c)	0.35	(c)	0.54	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.20	167,872	0.19		0.30		0.21
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	483,595	0.07		0.29		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	453,771	0.06		0.29		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	451,190	0.11		0.29		0.08
Treasury Portfolio
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.44	479,400	0.26	(c)	0.28	(c)	0.44	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.10	403,424	0.19		0.28		0.12
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	5,304,331	0.06		0.27		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,597,812	0.04		0.27		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	6,226,819	0.09		0.28		0.02
Government & Agency Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.48	169,027	0.23	(c)	0.23	(c)	0.50	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.13	150,104	0.18		0.24		0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	222,853	0.08		0.23		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	469,858	0.06		0.23		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	635,001	0.11		0.24		0.02
Treasury Obligations Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.38	1,618	0.24	(c)	0.30	(c)	0.42	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	31,390	0.16		0.46		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	45,026	0.00		0.43		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	48,104	0.02		0.39		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	31,553	0.06		0.30		0.03
Tax-Free Cash Reserve Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.49	27,616	0.28	(c)	0.45	(c)	0.48	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	30,671	0.13		0.41		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	51,018	0.03		0.41		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	60,722	0.04		0.40		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	107,926	0.10		0.40		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are based on average daily net assets (000’s omitted) of $35,080, $18,306, $392,165, $144,562, $2,026 and $34,231 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

46                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Cash Management Class

Shareholders of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Houston, Texas

October 30, 2017

47                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Cash Management Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,004.70	$1.31	$1,023.89	$1.33	0.26%
STIC Prime Portfolio	1,000.00	1,004.20	1.31	1,023.89	1.33	0.26
Treasury Portfolio	1,000.00	1,003.30	1.31	1,023.89	1.33	0.26
Government & Agency Portfolio	1,000.00	1,003.40	1.16	1,024.05	1.17	0.23
Treasury Obligations Portfolio	1,000.00	1,002.90	1.31	1,023.89	1.33	0.26
Tax-Free Cash Reserve Portfolio	1,000.00	1,002.70	1.41	1,023.79	1.43	0.28

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2017, through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

48                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Treasury Obligations Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio only a separate Sub-Advisory Contract with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

49                         Short-Term Investments Trust

STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s investment performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco

Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

50                         Short-Term Investments Trust

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was above the rate of one such mutual. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

51                         Short-Term Investments Trust

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

Treasury Obligations Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Treasury Obligations Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Fund and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

52                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2017:

Federal and State Income Tax
	Long Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	$—	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	—	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	—	0.00%	0.00%	44.88%	0.00%
Government & Agency Portfolio	—	0.00%	0.00%	6.66%	0.00%
Treasury Obligations Portfolio	—	0.00%	0.00%	99.60%	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$931,771	0.00%
STIC Prime Portfolio	1,377	0.00%
Treasury Portfolio	467,269	100.00%
Government & Agency Portfolio	118,648	100.00%
Treasury Obligations Portfolio	—	100.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

53                         Short-Term Investments Trust

Proxy Results

Government & Agency Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Obligations Portfolio

Treasury Portfolio

Special Joint Meetings (“Meetings”) of Shareholders of Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Tax-Free Cash Reserve Portfolio, Treasury Obligations Portfolio, and Treasury Portfolio, all investment portfolios of Short-Term Investments Trust (“STIT”) a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting on March 9, 2017 was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restrictions regarding the purchase or sale of physical commodities.

4(a)	For all Portfolios other than Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	For all Portfolios other than Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

With respect to Proposals 3, 4(a) — 4(b) above, the meetings for Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio was adjourned until April 11, 2017. The results of the voting on all other above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			22,218,115,143	211,380,023
	James T. Bunch			22,218,115,143	211,380,023
	Bruce L. Crockett			22,218,115,143	211,380,023
	Jack M. Fields			22,249,047,298	180,447,868
	Martin L. Flanagan			22,249,047,298	180,447,868
	Cynthia Hostetler			22,249,047,298	180,447,868
	Dr. Eli Jones			22,249,047,298	180,447,868
	Dr. Prema Mathai-Davis			22,249,047,298	180,447,868
	Teresa M. Ressel			22,249,047,298	180,447,868
	Dr. Larry Soll			22,218,115,143	211,380,023
	Ann Barnett Stern			22,249,047,298	180,447,868
	Raymond Stickel, Jr.			22,100,178,935	329,316,231
	Philip A. Taylor			22,249,047,298	180,447,868
	Robert C. Troccoli			22,218,115,143	211,380,023
	Christopher L. Wilson			22,249,047,298	180,447,868

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	18,725,408,595	436,465,676	282,179,620	2,985,441,275
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Government & Agency Portfolio	9,825,945,569	663,837,440	48,700,782	1,316,398,671
	Tax-Free Cash Reserve Portfolio	116,476,661	3,307,934	393,005	27,739,348
	Treasury Obligations Portfolio	1,255,028,261	13,180,474	0	7,462,753
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Government & Agency Portfolio	10,433,817,634	56,650,083	48,016,076	1,316,398,669
	Tax-Free Cash Reserve Portfolio	119,514,268	463,332	200,000	27,739,348
	Treasury Obligations Portfolio	1,256,992,747	11,215,988	0	7,462,753
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Government & Agency Portfolio	10,438,275,881	55,008,296	45,199,613	1,316,398,672
	Tax-Free Cash Reserve Portfolio	119,238,866	738,734	200,000	27,739,348
	Treasury Obligations Portfolio	1,256,992,747	11,215,988	0	7,462,753

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust (“STIT”).

54                         Short-Term Investments Trust

Proxy Results—(continued)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

The Meeting on March 9, 2107 was adjourned until April 11, 2017 with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Liquid Assets Portfolio did not receive sufficient shareholder votes to achieve quorum and STIC Prime Portfolio and Treasury Portfolio did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) — 4(b). As a result, Proposals 3 and 4(a) — 4(b) have failed to pass.

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Liquid Assets Portfolio	47,595,663	461,265	2,374,216	31,231,209
	STIC Prime Portfolio	82,840,449	127,365,576	21,897,153	4,633,127
	Treasury Portfolio	7,565,822,794	336,716,255	210,176,607	1,541,710,819
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Liquid Assets Portfolio	48,000,135	55,649	2,375,360	31,231,209
	STIC Prime Portfolio	209,868,167	113,257	246,498	4,633,127
	Treasury Portfolio	7,798,916,493	73,232,095	240,567,070	1,541,710,817
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Liquid Assets Portfolio	48,000,135	55,649	2,375,360	31,231,209
	STIC Prime Portfolio	209,796,651	184,773	246,498	4,633,127
	Treasury Portfolio	7,774,612,335	93,885,021	244,218,303	1,541,710,816

55                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			144	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management).

Formerly: Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	144	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	144	Board member of the Illinois Manufacturers’ Association
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society; Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	144	Trustee, Evans Scholarship Foundation
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	144	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	144	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury; Chief Compliance Officer, Kaiser Permanente; Program Manager, Hewlett-Packard; Nuclear Engineering, General Dynamics Corporation	144	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	144	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	144	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	144	None
Christopher L. Wilson — 1957 Trustee	2017	Managing Partner, CT2, LLC (investing and consulting firm) Formerly: President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	144	TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); ISO New England, Inc. (non-profit organization managing regional electricity market)

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Manager and Secretary, Invesco Indexing LLC

Formerly: Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 Invesco Distributors, Inc.	CM-STIT-AR-3 10122017 0920

Annual Report to Shareholders	August 31, 2017

Corporate Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Treasury Obligations Portfolio
Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
5	Fund Objectives and Strategies
6	Fund Composition by Maturity
8	Schedules of Investments
28	Financial Statements
33	Notes to Financial Statements
46	Financial Highlights
47	Auditor’s Report
48	Fund Expenses
49	Approval of Investment Advisory and Sub-Advisory Contracts
53	Tax Information
54	Proxy Results
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Letters to Shareholders

Philip Taylor

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2017. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued at a slightly higher pace than the prior fiscal year. The US economy continued to add jobs, keeping the unemployment rate near 4.5% while inflation remained subdued.[1] Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 0.25% to 0.50% at the start of the reporting period to a range of 1.00% to 1.25% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2016, and in March and June 2017.[2] The three quarter-point increases marked just the second, third and fourth rate hikes over the last decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slower global growth, sub-optimal inflation, and the lingering impact of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 12-month US Treasury bill yielded 1.23% on August 31, 2017, up 62 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 48 basis points to 1.32% over the reporting period.3 While the Fed may raise the federal funds target rate again, they may do so at a slower pace than investors have seen over the last fiscal year.

US money market fund reform

The money market fund industry in the US followed through with plans to adopt new money market fund regulations announced in July of 2014. Those regulations were fully implemented on October 14, 2016. Invesco thoughtfully evaluated the impact of money market reform and the impact this reform would have on our investors and our product line. We will continue to keep you and all our valued money market fund investors informed about any further regulatory changes through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1  Source: Bureau of Labor Statistics

2  Source: US Federal Reserve

3  Source: Bloomberg

2	Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3	Short-Term Investments Trust

Fund Data

Corporate Class data as of 8/31/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets[1]	3 - 40 days	33 days	47 days	$9.5 million
STIC Prime[1]	3 - 19 days	17 days	17 days	20.1 thousand
Treasury[2]	12 - 54 days	19 days	97 days	607.8 million
Government & Agency[2]	17 - 50 days	17 days	108 days	324.4 million
Treasury Obligations[2]	15 - 58 days	43 days	117 days	10.0 thousand
Tax-Free Cash Reserve[3]	7 - 21 days	21 days	21 days	0.0 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

4	Short-Term Investments Trust

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Treasury Obligations Portfolio

Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/17
	Liquid Assets Portfolio 1-6, 9-10, 12-14	STIC Prime Portfolio 1-6, 9-10, 12-14	Treasury Portfolio 2, 4-5, 7, 11-12, 14	Government & Agency Portfolio 2, 4-5, 7, 11-12, 14	Treasury Obligations Portfolio 2, 4-5, 7, 12, 14	Tax-Free Cash Reserve Portfolio 2-5, 8-9,13-14
1 - 7	48.4%	47.4%	63.2%	61.3%	14.0%	92.7%
8 - 30	7.9	27.6	5.1	1.3	30.1	0.0
31 - 60	15.0	25.0	2.0	3.1	3.4	3.3
61 - 90	9.1	0.0	2.1	0.5	17.6	0.0
91 - 180	15.7	0.0	11.8	8.7	18.7	0.0
181+	3.9	0.0	15.8	25.1	16.2	4.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
5	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
6	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.

6	Short-Term Investments Trust

7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return. While the Board of Trustees may elect to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

7	Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–42.61%
ABN AMRO Bank N.V.(a)	1.39%	11/21/2017	$5,000	$4,985,385
Australia & New Zealand Banking Group Ltd.(a)	1.08%	09/01/2017	14,000	14,000,000
Banco del Estado de Chile(a)	1.31%	10/12/2017	5,000	5,000,331
Bank of America, N.A.	1.40%	02/16/2018	5,000	5,002,852
China Construction Bank Corp.(a)	1.50%	09/25/2017	5,000	5,000,068
China Construction Bank Corp.(a)	1.50%	09/01/2017	2,000	2,000,005
Credit Agricole Corporate & Investment Bank(a)	1.06%	09/01/2017	14,500	14,500,000
DNB Bank ASA(a)	1.07%	09/01/2017	14,500	14,500,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.08%	09/01/2017	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 mo. USD LIBOR + 0.42%)(a)(b)	1.73%	10/25/2017	8,000	8,006,173
KBC Bank N.V. (Belgium)(a)	1.37%	10/30/2017	3,000	2,993,220
KBC Bank N.V. (Belgium)(a)	1.40%	11/24/2017	2,500	2,491,828
Mizuho Bank, Ltd.(a)	1.17%	09/01/2017	14,000	14,000,000
Oversea-Chinese Banking Corp. Ltd.(a)	1.30%	10/02/2017	5,000	5,000,183
Oversea-Chinese Banking Corp. Ltd.(a)	1.32%	11/14/2017	5,000	5,000,200
Sumitomo Mitsui Trust Bank Ltd.(a)	1.18%	09/05/2017	8,000	8,000,009
Swedbank AB(a)	1.07%	09/01/2017	14,000	14,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.54%)(b)	1.77%	01/19/2018	5,000	5,008,579
Westpac Banking Corp. (1 mo. USD LIBOR + 0.50%)(a)(b)	1.73%	01/05/2018	4,000	4,005,692
Total Certificates of Deposit (Cost $137,469,470)				137,494,525

Commercial Paper–36.65%(c)
Asset-Backed Securities — Consumer Receivables–1.55%
Old Line Funding, LLC(d)	1.36%	11/01/2017	5,000	4,988,909

Asset-Backed Securities — Fully Supported–3.09%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	1.29%	10/13/2017	5,000	4,992,606
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	1.33%	12/01/2017	3,000	2,989,980
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.24%)(a)(b)(d)	1.47%	11/20/2017	2,000	2,000,922
				9,983,508

Asset-Backed Securities — Fully Supported Bank–9.28%
Anglesea Funding LLC (Multi–CEP’s)(a)(d)	1.30%	09/21/2017	8,000	7,994,330
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(b)	1.45%	04/03/2018	5,000	5,000,584
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.30%	10/02/2017	4,000	3,995,563
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(d)	1.31%	11/15/2017	5,000	4,986,151
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(a)(d)	1.49%	02/12/2018	5,000	4,964,938
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/12/2017	3,000	2,995,565
				29,937,131

Asset-Backed Securities — Multi-Purpose–3.86%
CHARTA, LLC(d)	1.35%	12/11/2017	5,000	4,980,889
Mont Blanc Capital Corp. (CEP–ING Bank N.V.)(a)(d)	1.31%	09/27/2017	2,000	1,998,127
Nieuw Amsterdam Receivables Corp.(a)(d)	1.38%	11/06/2017	3,000	2,992,647
Nieuw Amsterdam Receivables Corp.(a)(d)	1.46%	02/12/2018	2,500	2,483,042
				12,454,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–2.33%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	05/04/2018	$2,500	$2,500,213
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.23%	04/24/2018	5,000	5,000,846
				7,501,059

Diversified Banks–12.21%
Canadian Imperial Bank of Commerce(a)(d)	1.08%	09/01/2017	14,000	13,999,577
DBS Bank Ltd.(a)(d)	1.31%	10/04/2017	2,500	2,497,030
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)(d)	1.30%	10/30/2017	2,000	1,996,017
ING (US) Funding LLC(a)	1.41%	02/05/2018	5,000	4,969,760
ING (US) Funding LLC(a)	1.41%	02/06/2018	4,000	3,975,620
J.P. Morgan Securities LLC	1.46%	02/16/2018	3,000	2,979,762
National Australia Bank Ltd.(a)(d)	1.31%	10/23/2017	4,000	3,992,886
Societe Generale(a)	1.27%	09/27/2017	5,000	4,995,399
				39,406,051

Regional Banks–0.62%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)(d)	1.45%	09/08/2017	2,000	2,000,140

Specialized Finance–3.71%
CDP Financial Inc.(a)(d)	1.39%	11/29/2017	4,000	3,987,850
CDP Financial Inc.(a)(d)	1.47%	01/10/2018	3,000	2,985,975
Nederlandse Waterschapsbank N.V.(a)(d)	1.27%	10/02/2017	5,000	4,994,773
				11,968,598
Total Commercial Paper (Cost $118,234,238)				118,240,101

Variable Rate Demand Notes–9.21%(e)
Credit Enhanced–9.21%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.18%	11/01/2030	5,000	5,000,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.22%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing) Series 2016 B-2, VRD RB (LOC–Bank of China Ltd.)(f)	1.50%	11/01/2049	1,500	1,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	4,000	4,000,000
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	3,000	3,000,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(f)	1.45%	11/01/2049	2,000	2,000,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	1.28%	07/01/2040	1,820	1,820,000
Total Variable Rate Demand Notes (Cost $29,719,999)				29,719,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–88.47% (Cost $285,423,707)				285,454,625

			Repurchase Amount
Repurchase Agreements–11.77%(g)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by a foreign corporate obligation valued at $5,100,143; 1.25%; 07/26/2019)(a)	1.26%	09/01/2017	5,000,175	5,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $10,000,350 (collateralized by domestic and foreign corporate obligations valued at $10,413,295; 1.20%-9.80%; 12/15/2017-08/15/2027)(a)	1.26%	09/01/2017	10,000,350	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., open agreement dated 08/22/2017 (collateralized by a U.S. Treasury obligation valued at $6,630,071; 1.38%; 01/31/2020)(h)	1.82%	—	$—	$6,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	979,310	979,281
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $7,001,851 (collateralized by domestic non-agency mortgage-backed securities and domestic agency mortgage-backed securities valued at $7,261,259; 0.18%-6.49%; 12/25/2021-03/16/2055)(a)(i)	1.36%	09/05/2017	7,001,851	7,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/02/2017, maturing value of $3,508,362 (collateralized by a foreign corporate obligation valued at $3,570,001; 6.25%; 04/22/2019)	1.83%	09/18/2017	3,508,362	3,500,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by a foreign corporate obligation valued at $5,100,000; 2.00%; 08/30/2022)	1.26%	09/01/2017	5,000,175	5,000,000
Total Repurchase Agreements (Cost $37,979,281)				37,979,281
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.24% (Cost $323,402,988)				323,433,906
OTHER ASSETS LESS LIABILITIES–(0.24)%				(774,089)
NET ASSETS–100.00%				$322,659,817

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan 14.9%; Canada: 12.7%; Netherlands: 10.6%; France: 8.2%; Australia: 6.8%; Germany: 6.8%; other countries less than 5% each: 20.3%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $98,317,916, which represented 30.47% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.35%(a)
Asset-Backed Securities — Consumer Receivables–1.87%
Old Line Funding, LLC(b)	1.23%	09/20/2017	$8,000	$7,994,511

Asset-Backed Securities — Fully Supported–6.12%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	1.25%	10/24/2017	15,000	14,971,897
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.26%	09/18/2017	10,000	9,993,845
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.28%	10/05/2017	1,250	1,248,469
				26,214,211

Asset-Backed Securities — Fully Supported Bank–9.80%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)	1.30%	09/15/2017	6,000	5,997,038
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	1.31%	10/02/2017	15,000	14,982,973
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.24%	10/02/2017	5,000	4,994,453
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.28%	09/05/2017	2,500	2,499,579
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp)(b)(c)	1.28%	10/24/2017	8,000	7,984,652
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	1.23%	09/26/2017	5,500	5,495,047
				41,953,742

Asset-Backed Securities — Multi-Purpose–5.13%
Nieuw Amsterdam Receivables Corp.(b)(c)	1.29%	09/25/2017	15,000	14,986,823
Versailles Commercial Paper LLC(b)	1.27%	10/06/2017	7,000	6,991,145
				21,977,968

Diversified Banks–13.77%
DBS Bank Ltd.(b)(c)	1.24%	09/05/2017	5,000	4,999,150
Federation des caisses Desjardins du Quebec(b)(c)	1.24%	09/11/2017	10,000	9,996,303
NRW Bank(b)(c)	1.25%	09/08/2017	15,000	14,996,140
NRW Bank(b)(c)	1.26%	10/02/2017	2,500	2,497,231
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.27%	09/19/2017	5,000	4,996,707
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.27%	10/13/2017	4,500	4,493,206
Societe Generale S.A.(c)	1.27%	09/27/2017	12,000	11,988,958
Societe Generale S.A.(c)	1.28%	10/19/2017	5,000	4,991,296
				58,958,991

Regional Banks–1.86%
Danske Corp.(b)(c)	1.25%	09/05/2017	3,000	2,999,407
Mitsubishi UFJ Trust & Banking Corp.(c)	1.27%	10/17/2017	5,000	4,991,958
				7,991,365

Specialized Finance–2.80%
Nederlandse Waterschapsbank N.V.(b)(c)	1.25%	10/02/2017	12,000	11,987,456
Total Commercial Paper (Cost $177,081,456)				177,078,244

Certificates of Deposit–30.89%
Australia & New Zealand Banking Group, Ltd.(c)	1.08%	09/01/2017	21,000	21,000,000
BMO Harris Bank N.A.(c)	1.33%	09/12/2017	10,000	10,000,708
China Construction Bank Corp.(c)	1.50%	09/01/2017	5,000	5,000,013
China Construction Bank Corp.(c)	1.50%	09/25/2017	5,000	5,000,068
Credit Agricole Corporate & Investment Bank(c)	1.06%	09/01/2017	12,799	12,799,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
DNB Bank ASA(c)	1.07%	09/01/2017	$9,500	$9,500,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.08%	09/01/2017	9,000	9,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.27%	10/10/2017	12,000	12,000,086
KBC Bank N.V. (Belgium)(c)	1.34%	10/20/2017	15,000	14,971,803
Mizuho Bank, Ltd.(c)	1.17%	09/01/2017	21,000	21,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.28%	09/25/2017	6,000	6,000,119
Sumitomo Mitsui Trust Bank Ltd.(c)	1.18%	09/05/2017	6,000	6,000,007
Total Certificates of Deposit (Cost $132,272,313)				132,272,038

Variable Rate Demand Notes–14.99%(d)
Credit Enhanced–14.99%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	1.23%	06/01/2029	4,020	4,020,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.95%	09/01/2019	3,500	3,500,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(e)	1.25%	12/01/2031	11,485	11,485,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.24%	04/01/2047	10,000	10,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	1.22%	05/01/2037	13,605	13,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	1.30%	01/01/2033	5,260	5,260,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(e)	1.48%	11/01/2049	15,000	15,000,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(e)	1.45%	11/01/2049	1,330	1,330,000
Total Variable Rate Demand Notes (Cost $64,200,000)				64,200,000

U.S. Government Sponsored Agency Securities–4.87%(d)
Overseas Private Investment Corp. (OPIC)–4.87%
Unsec. Gtd. VRD COP (3 mo. U.S. Treasury Bill Rate)	1.10%	09/15/2022	10,000	10,006,250
Unsec. Gtd. VRD COP (3 mo. U.S. Treasury Bill Rate)	1.10%	05/15/2030	10,842	10,848,776
Total U.S. Government Sponsored Agency Securities (Cost $20,842,000)				20,855,026
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–92.10% (Cost $394,395,769)				394,405,308

			Repurchase Amount
Repurchase Agreements–7.94%(f)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $12,000,420 (collateralized by a foreign corporate obligation valued at $12,240,942; 1.25%; 07/26/2019)(c)	1.26%	09/01/2017	12,000,420	12,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by domestic and foreign corporate obligations valued at $5,249,680; 1.20%-9.80%; 04/06/2018-04/20/2026)(c)	1.26%	09/01/2017	5,000,175	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $14,003,484 (collateralized by a domestic agency mortgage-backed security valued at $14,701,353; 1.51%; 05/25/2047)(c)(g)	1.28%	09/05/2017	14,003,484	14,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $3,000,105 (collateralized by a foreign corporate obligation valued at $3,060,000; 2.00%; 08/30/2022)	1.26%	09/01/2017	3,000,105	3,000,000
Total Repurchase Agreements (Cost $34,000,000)				34,000,000
TOTAL INVESTMENTS IN SECURITIES(h)(i)–100.04% (Cost $428,395,769)				428,405,308
OTHER ASSETS LESS LIABILITIES–(0.04)%				(166,498)
NET ASSETS–100.00%				$428,238,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
RN	– Revenue Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $164,368,994, which represented 38.38% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 14.2%; Germany: 12.5%; France: 10.2%; Netherlands: 9.8%; Canada: 8.6%; other countries less than 5% each: 23.0%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.97%
U.S. Treasury Bills–12.95%(a)
U.S. Treasury Bills	0.91%	09/28/2017	$300,000	$299,796,375
U.S. Treasury Bills	0.91%	10/05/2017	300,000	299,742,166
U.S. Treasury Bills	1.06%	11/09/2017	75,000	74,847,985
U.S. Treasury Bills	1.07%	11/09/2017	450,000	449,077,126
U.S. Treasury Bills	1.06%	01/02/2018	165,000	164,404,393
U.S. Treasury Bills	1.14%	01/04/2018	500,000	498,037,759
U.S. Treasury Bills	1.13%	01/11/2018	500,000	497,937,500
U.S. Treasury Bills	1.11%	01/18/2018	500,000	497,866,736
U.S. Treasury Bills	1.14%	01/25/2018	200,000	199,083,444
U.S. Treasury Bills	1.14%	02/01/2018	300,000	298,559,250
				3,279,352,734

U.S. Treasury Notes–20.02%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.09%	04/30/2019	1,282,000	1,282,109,962
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.16%	01/31/2019	550,000	550,178,379
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.08%	07/31/2019	400,000	399,995,661
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.20%	07/31/2018	429,240	429,239,092
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2018	695,000	694,907,234
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.21%	04/30/2018	664,000	664,036,216
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.27%)(b)	1.29%	01/31/2018	300,000	300,047,182
U.S. Treasury Notes	0.63%	09/30/2017	200,000	199,979,403
U.S. Treasury Notes	2.25%	11/30/2017	250,000	250,708,795
U.S. Treasury Notes	2.63%	01/31/2018	300,000	301,865,570
				5,073,067,494
Total U.S. Treasury Securities (Cost $8,352,420,228)				8,352,420,228
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–32.97% (Cost $8,352,420,228)				8,352,420,228

			Repurchase Amount
Repurchase Agreements–67.34%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2017, maturing value of $550,016,194 (collateralized by U.S. Treasury obligations valued at $561,000,063; 0.75%-2.75%; 10/31/2018-11/15/2042)	1.06%	09/01/2017	550,016,194	550,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(d)	1.06%	10/02/2017	225,583,000	225,000,000
Bank of Montreal, joint term agreement dated 07/07/2017, aggregate maturing value of $250,669,861 (collateralized by U.S. Treasury obligations valued at $255,000,044; 0%-3.63%; 9/28/2017-8/15/2047)(d)	1.06%	10/06/2017	150,401,917	150,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(d)	1.06%	10/27/2017	125,213,472	125,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,037; 0%-5.38%; 09/14/2017-08/15/2046)	1.06%	09/01/2017	$1,250,036,806	$1,250,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(d)	1.08%	09/06/2017	552,265,952	552,150,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	2,200,067,222	2,200,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,058,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,002; 1.13%-3.63%; 05/31/2019-05/15/2045)	1.05%	09/01/2017	1,300,037,917	1,300,000,000
Citigroup Global Markets, Inc., term agreement dated 08/31/2017, maturing value of $500,102,083 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%; 11/15/2019-11/15/2045)(d)	1.05%	09/07/2017	500,102,083	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/05/2017, maturing value of $551,270,500 (collateralized by U.S. Treasury obligations valued at $561,000,010; 1.13%-3.38%; 10/31/2017-05/15/2044)	1.08%	09/20/2017	551,270,500	550,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	580,830,751	580,813,649
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/21/2017, aggregate maturing value of $200,087,500 (collateralized by U.S. Treasury obligations valued at $204,000,053; 1.50%-3.75%; 08/31/2018-11/15/2043)(d)	1.05%	09/05/2017	100,043,750	100,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 08/31/2017, maturing value of $100,020,417 (collateralized by U.S. Treasury obligations valued at $102,000,017; 0.75%-1.00%; 04/30/2018-11/30/2019)(d)	1.05%	09/07/2017	100,020,417	100,000,000
Federal Reserve Bank of New York, agreement dated 08/31/2017, maturing value of $200,005,556 (collateralized by U.S. Treasury obligations valued at $200,005,645; 1.63%-3.63%; 08/15/2022-08/15/2043)	1.00%	09/01/2017	200,005,556	200,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $805,023,926 (collateralized by U.S. Treasury obligations valued at $821,100,083; 1.88%-2.75%; 04/30/2022-02/15/2024)	1.07%	09/01/2017	805,023,926	805,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $384,011,520 (collateralized by a U.S. Treasury obligation valued at $391,680,090; 1.50%; 05/31/2020)	1.08%	09/01/2017	384,011,520	384,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $190,005,700 (collateralized by U.S. Treasury obligations valued at $193,800,035; 1.50%-2.75%; 02/28/2018-10/31/2022)	1.08%	09/01/2017	190,005,700	190,000,000
J.P. Morgan Securities Inc., agreement dated 08/31/2017, maturing value of $250,007,431 (collateralized by U.S. Treasury obligations valued at $255,002,491; 0.75%-1.50%; 03/31/2019-08/15/2019)	1.07%	09/01/2017	250,007,431	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 08/31/2017, maturing value of $250,007,361 (collateralized by U.S. Treasury obligations valued at $255,000,081; 0.13%; 04/15/2021-07/15/2024)	1.06%	09/01/2017	250,007,361	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(d)	1.08%	09/06/2017	400,086,351	400,002,350
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	400,012,000	400,000,000
Natixis, term agreement dated 08/31/2017, maturing value of $500,104,028 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0.13%-7.63%; 03/31/2018-02/15/2047)(d)	1.07%	09/07/2017	500,104,028	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Prudential Insurance Co. of America, agreement dated 08/31/2017, maturing value of $286,821,014 (collateralized by U.S. Treasury obligations valued at $292,375,640; 0%-2.50%; 11/15/2027-02/15/2045)	1.10%	09/01/2017	$286,821,014	$286,812,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2017, maturing value of $195,980,988 (collateralized by U.S. Treasury obligations valued at $199,842,600; 0%; 02/15/2022-08/15/2033)	1.10%	09/01/2017	195,980,988	195,975,000
RBC Capital Markets LLC, term agreement dated 07/06/2017, maturing value of $1,002,704,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,031; 0%-8.88%; 09/15/2017-02/15/2047)(d)	1.07%	10/05/2017	1,002,704,722	1,000,000,000
Societe Generale, open agreement dated 04/27/2017 (collateralized by U.S. Treasury obligations valued at $1,020,000,035; 0%-8.00%; 11/09/2017-05/15/2047)(e)	0.81%	—	—	1,000,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $250,463,750 (collateralized by U.S. Treasury obligations valued at $255,000,071; 0.13%-3.50%; 04/15/2020-11/15/2044)	1.06%	09/18/2017	250,463,750	250,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/31/2017, maturing value of $2,000,060,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,245; 2.00%-3.63%; 02/15/2020-07/31/2020)	1.08%	09/01/2017	2,000,060,000	2,000,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $565,016,636 (collateralized by U.S. Treasury obligations valued at $576,300,059; 2.25%-2.88%; 12/31/2020-08/15/2045)	1.06%	09/01/2017	565,016,636	565,000,000
Wells Fargo Securities, LLC, term agreement dated 06/15/2017, maturing value of $200,609,778 (collateralized by U.S. Treasury obligations valued at $204,000,080; 3.00%; 11/15/2045-05/15/2047)	1.12%	09/21/2017	200,609,778	200,000,000
Total Repurchase Agreements (Cost $17,059,753,249)				17,059,753,249
TOTAL INVESTMENTS IN SECURITIES(f)–100.31% (Cost $25,412,173,477)				25,412,173,477
OTHER ASSETS LESS LIABILITIES–(0.31)%				(78,384,598)
NET ASSETS–100.00%				$25,333,788,879

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–31.50%
Federal Farm Credit Bank (FFCB)–1.34%
Unsec. Bonds (1 mo. USD LIBOR + 0.02%)(a)	1.25%	12/27/2017	$30,000	$29,987,443
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	01/17/2018	10,000	9,997,909
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	02/26/2018	50,000	49,992,784
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	11/13/2017	8,000	7,998,466
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.31%	02/09/2018	25,000	25,000,161
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.35%	03/21/2018	20,000	20,005,054
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/06/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.03%)(a)	1.18%	03/02/2018	40,000	40,032,657
Unsec. Bonds (3 mo. USD LIBOR — 0.36%)(a)	0.95%	01/22/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR)(a)	1.31%	05/09/2018	9,500	9,512,053
				392,526,527

Federal Home Loan Bank (FHLB)–27.78%
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.29%	11/15/2017	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.28%	11/17/2017	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.30%	02/16/2018	45,000	45,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/15/2019	280,000	280,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/04/2019	62,500	62,499,897
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/08/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/11/2019	207,000	207,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	02/28/2019	235,000	235,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/11/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/14/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/25/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.10%)(a)	1.13%	12/21/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(a)	1.13%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(a)	1.13%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/10/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	07/03/2018	300,000	300,000,109
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.10%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.06%	03/06/2018	225,000	225,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.05%	03/09/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.07%	03/14/2018	300,000	300,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.08%	03/15/2018	75,000	75,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.07%	03/16/2018	350,000	350,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.09%	03/19/2018	145,000	145,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.05%	03/19/2018	275,000	275,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/12/2018	220,000	220,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/13/2018	225,000	224,999,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/20/2018	$86,000	$85,995,764
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/23/2018	140,000	139,995,427
Unsec. Bonds (3 mo. USD LIBOR — 0.31%)(a)	1.01%	08/15/2018	58,000	57,979,351
Unsec. Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/08/2018	230,000	230,001,276
Unsec. Disc. Notes(b)	0.95%	10/11/2017	143,700	143,548,316
Unsec. Disc. Notes(b)	0.95%	10/13/2017	58,200	58,135,495
Unsec. Global Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	09/06/2017	25,000	25,000,004
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%)(a)	1.30%	12/07/2017	22,000	21,999,476
Unsec. Global Bonds (1 mo. USD LIBOR — 0.05%)(a)	1.18%	07/12/2018	200,000	200,061,932
Unsec. Global Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	03/01/2019	115,000	115,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/21/2018	150,000	150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.11%	11/19/2018	120,000	120,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.04%)(a)	1.27%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.10%)(a)	1.22%	11/15/2017	60,000	59,996,198
Unsec. Global Bonds (3 mo. USD LIBOR — 0.16%)(a)	1.16%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.08%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.34%)(a)	0.97%	01/23/2018	93,000	93,003,693
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	01/23/2018	237,000	237,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/09/2018	100,000	100,000,000
				8,120,216,562

Federal Home Loan Mortgage Corp. (FHLMC)–0.68%
Unsec. Disc. Notes(b)	1.09%	12/13/2017	100,000	99,689,570
Unsec. Global Notes (3 mo. USD LIBOR — 0.03%)(a)	1.27%	01/08/2018	100,000	100,000,000
				199,689,570

Federal National Mortgage Association (FNMA)–0.51%
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	09/08/2017	35,000	34,999,348
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	10/05/2017	112,815	112,810,347
				147,809,695

Overseas Private Investment Corp. (OPIC)–1.19%
Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.04%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.04%	07/15/2025	41,778	41,777,779
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.10%	07/09/2026	45,900	45,900,000
				347,677,779
Total U.S. Government Sponsored Agency Securities (Cost $9,207,920,133)				9,207,920,133

U.S. Treasury Securities–5.52%(b)
U.S. Treasury Bills–5.11%
U.S. Treasury Bills	1.06%	01/02/2018	200,000	199,278,058
U.S. Treasury Bills	1.13%	01/04/2018	100,000	99,609,375
U.S. Treasury Bills	1.14%	01/04/2018	250,000	249,019,097
U.S. Treasury Bills	1.13%	01/11/2018	347,000	345,568,625
U.S. Treasury Bills	1.14%	01/11/2018	3,000	2,987,570
U.S. Treasury Bills	1.11%	01/18/2018	350,000	348,506,715
U.S. Treasury Bills	1.14%	01/25/2018	250,000	248,854,305
				1,493,823,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–0.41%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.08%	07/31/2019	$120,000	$119,996,945
Total U.S. Treasury Securities (Cost $1,613,820,690)				1,613,820,690
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–37.02% (Cost $10,821,740,823)				10,821,740,823

			Repurchase Amount
Repurchase Agreements–63.76%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2017, aggregate maturing value of $600,017,833 (collateralized by domestic mortgage-backed securities valued at $612,000,000; 1.50%-6.50%; 10/01/2024-03/20/2047)	1.07%	09/01/2017	310,009,214	310,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(e)	1.06%	10/02/2017	225,583,000	225,000,000
Bank of Montreal, joint term agreement dated 07/07/2017, aggregate maturing value of $250,669,861 (collateralized by U.S. Treasury obligations valued at $255,000,044; 0%-3.63%; 09/28/2017-8/15/2047)(e)	1.06%	10/06/2017	100,267,944	100,000,000
Bank of Montreal, joint term agreement dated 07/26/2017, aggregate maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,080; 0.63%-8.00%; 04/30/2018-07/20/2047)(e)	1.09%	10/24/2017	125,340,625	125,000,000
Bank of Montreal, joint term agreement dated 08/14/2017, aggregate maturing value of $250,682,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,051; 1.38%-8.00%; 11/30/2019-06/20/2047)(e)	1.08%	11/13/2017	195,532,350	195,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(e)	1.06%	10/27/2017	75,128,083	75,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(e)	1.08%	09/06/2017	693,145,530	693,000,000
BMO Capital Markets Corp., term agreement dated 07/26/2017, maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities, domestic non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $204,000,001; 0%-9.65%; 01/26/2018-08/20/2047)(e)	1.09%	10/24/2017	200,545,000	200,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	2,200,067,222	2,200,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,058,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,002; 1.13%-3.63%; 05/31/2019-05/15/2045)	1.05%	09/01/2017	700,020,416	700,000,000
Citigroup Global Markets, Inc., agreement dated 08/31/2017, maturing value of $400,011,778 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%; 11/15/2027-11/15/2046)	1.06%	09/01/2017	225,006,625	225,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	651,434,876	651,415,695
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities, and U.S. Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	24,124,687	24,123,963
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/21/2017, aggregate maturing value of $200,087,500 (collateralized by U.S. Treasury obligations valued at $204,000,053; 1.50%-3.75%; 08/31/2018-11/15/2043)(e)	1.05%	09/05/2017	100,043,750	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/28/2017, aggregate maturing value of $500,116,667 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 1.00%-4.50%; 05/15/2018-07/01/2047)(e)	1.05%	09/05/2017	$415,096,833	$415,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 08/29/2017, maturing value of $200,040,444 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $204,000,001; 2.00%-4.00%; 05/31/2024-05/01/2047)(e)	1.04%	09/05/2017	200,040,444	200,000,000
Federal Reserve Bank of New York, agreement dated 08/31/2017, maturing value of $200,005,556 (collateralized by U.S. Treasury obligations valued at $200,005,594; 1.63%-4.38%; 08/15/2022-05/15/2041)	1.00%	09/01/2017	200,005,556	200,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $300,009,000 (collateralized by U.S. Treasury obligations valued at $306,000,002; 1.75%-2.00%; 12/31/2020-11/30/2022)	1.08%	09/01/2017	300,009,000	300,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $400,012,000 (collateralized by U.S. Treasury obligations valued at $408,000,014; 1.88%-2.25%; 04/30/2022-01/31/2024)	1.08%	09/01/2017	400,012,000	400,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $805,023,926 (collateralized by U.S. Treasury obligations valued at $821,100,039; 1.25%-1.88%; 08/31/2019-04/30/2022)	1.07%	09/01/2017	805,023,926	805,000,000
Goldman Sachs & Co., agreement dated 08/31/2017, maturing value of $500,014,583 (collateralized by U.S. Treasury obligations and U.S. government sponsored agency obligations valued at $510,000,019; 0%-3.45%; 09/14/2017-02/15/2044)	1.05%	09/01/2017	500,014,583	500,000,000
ING Financial Markets, LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $400,083,222 (collateralized by domestic agency mortgage-backed securities valued at $408,000,612; 2.02%-4.00%; 02/15/2038-06/20/2047)(e)	1.07%	09/07/2017	275,057,215	275,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2017, maturing value of $135,234,900 (collateralized by U.S. government sponsored agency obligations valued at $137,703,614; 1.00%-6.75%; 03/27/2019-07/15/2036)(e)	1.08%	09/08/2017	135,234,900	135,000,000
ING Financial Markets, LLC, term agreement dated 08/25/2017, maturing value of $250,050,556 (collateralized by domestic agency mortgage-backed securities valued at $255,001,135; 4.00%-4.50%; 09/20/2045-05/20/2047)(e)	1.04%	09/01/2017	250,050,556	250,000,000
ING Financial Markets, LLC, term agreement dated 08/31/2017, maturing value of $220,000,000 (collateralized by a domestic agency mortgage-backed security and U.S. government sponsored agency obligations valued at $224,404,583; 0.75%-5.36%; 11/24/2017-09/20/2045)	1.30%	10/02/2017	220,000,000	220,000,000
Lloyds Bank PLC, joint term agreement dated 08/30/2017, aggregate maturing value of $500,515,556 (collateralized by U.S. Treasury obligations valued at $509,889,835; 0.75%-2.25%, 12/31/2017-08/15/2021)	1.16%	10/02/2017	380,391,822	380,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., joint agreement dated 08/31/2017, aggregate maturing value of $100,003,000 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 3.00%; 05/25/2046)	1.08%	09/01/2017	65,001,950	65,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(e)	1.08%	09/06/2017	510,017,775	510,000,675
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	475,014,250	475,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2017, maturing value of $304,034,290 (collateralized by U.S. Treasury obligations valued at $309,859,050; 0%; 02/15/2026-05/15/2045)	1.10%	09/01/2017	304,034,290	304,025,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2017, maturing value of $179,555,486 (collateralized by U.S. Treasury obligations valued at $183,032,300; 0%; 11/15/2028-08/15/2033)	1.10%	09/01/2017	179,555,486	179,550,000
RBC Capital Markets LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,025; 0%-8.00%; 04/25/2018-07/25/2047)(a)(e)	1.16%	10/31/2017	590,000,000	590,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, joint term agreement dated 07/12/2017, aggregate maturing value of $345,931,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,001; 0%-4.50%; 02/01/2026-07/20/2067)(e)	1.08%	10/10/2017	$335,904,500	$335,000,000
RBC Capital Markets LLC, joint term agreement dated 07/18/2017, aggregate maturing value of $500,443,056 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury securities valued at $510,000,080; 0%-6.38%; 10/31/2017-07/20/2067)(a)(e)	1.10%	10/16/2017	435,385,459	435,000,000
RBC Capital Markets LLC, joint term agreement dated 07/21/2017, aggregate maturing value of $500,015,278 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.13%-4.50%; 02/01/2026-09/01/2047)(a)(e)	1.10%	10/19/2017	410,012,528	410,000,000
RBC Capital Markets LLC, joint term agreement dated 08/14/2017, aggregate maturing value of $601,653,167 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 2.50%-4.50%; 02/01/2032-09/01/2047)(e)	1.09%	11/13/2017	481,322,533	480,000,000
Societe Generale, joint open agreement dated 04/27/2017 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0%-9.00%; 11/09/2017-05/15/2045)(f)	0.83%	—	—	1,115,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $175,324,625 (collateralized by U.S. Treasury obligations and a domestic agency mortgage-backed security valued at $178,500,000; 0.13%-8.13%; 03/31/2018-11/01/2030)	1.06%	09/18/2017	175,324,625	175,000,000
Societe Generale, term agreement dated 08/28/2017, maturing value of $400,094,222 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $408,000,000; 0.38%-5.97%; 11/01/2017-07/20/2047)(e)	1.06%	09/05/2017	400,094,222	400,000,000
Societe Generale, term agreement dated 08/30/2017, maturing value of $400,080,889 (collateralized by U.S. Treasury obligations valued at $510,000,047; 0%-6.50%; 10/26/2017-11/15/2044)	1.04%	09/06/2017	400,080,889	400,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,061,111 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,167; 3.00%-4.00%; 10/20/2042-05/20/2047)	1.10%	09/01/2017	1,610,049,194	1,610,000,000
TD Securites (USA) LLC, agreement dated 08/31/2017, maturing value of $500,015,000 (collateralized by U.S. Treasury obligations valued at $510,000,088; 0.13%-2.50%; 07/31/2019-01/15/2029)	1.08%	09/01/2017	500,015,000	500,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $700,020,806 (collateralized by domestic agency mortgage-backed securities valued at $714,000,001; 3.00%-4.00%; 06/01/2032-08/01/2047)	1.07%	09/01/2017	700,020,806	700,000,000
Wells Fargo Securities, LLC, term agreement dated 06/19/2017, maturing value of $50,138,111 (collateralized by domestic agency mortgage-backed securities valued at $51,000,001; 3.50%; 04/01/2047-08/01/2047)	1.13%	09/15/2017	50,138,111	50,000,000
Total Repurchase Agreements (Cost $18,637,115,333)				18,637,115,333
TOTAL INVESTMENTS IN SECURITIES(g)–100.78% (Cost $29,458,856,156)				29,458,856,156
OTHER ASSETS LESS LIABILITIES–(0.78)%				(229,260,956)
NET ASSETS–100.00%				$29,229,595,200
Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed

LIBOR	– London Interbank Offered Rate
Sec.	– Secured
Sr.	– Senior

Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–101.08%
U.S. Treasury Bills–74.83%(a)
U.S. Treasury Bills	0.90%	09/07/2017	$11,000	$10,998,350
U.S. Treasury Bills	0.96%	09/07/2017	50,000	49,992,017
U.S. Treasury Bills	0.97%	09/07/2017	1,500	1,499,757
U.S. Treasury Bills	0.99%	09/07/2017	128,000	127,978,984
U.S. Treasury Bills	0.82%	09/14/2017	50,000	49,985,195
U.S. Treasury Bills	0.87%	09/14/2017	7,600	7,597,612
U.S. Treasury Bills	0.95%	09/14/2017	23,600	23,591,904
U.S. Treasury Bills	0.88%	09/21/2017	2,100	2,098,972
U.S. Treasury Bills	0.90%	09/21/2017	7,000	6,996,516
U.S. Treasury Bills	0.95%	09/21/2017	60,000	59,968,483
U.S. Treasury Bills	0.97%	09/21/2017	80,000	79,956,229
U.S. Treasury Bills	0.91%	09/28/2017	60,000	59,959,027
U.S. Treasury Bills	0.96%	09/28/2017	100,000	99,927,963
U.S. Treasury Bills	0.99%	09/28/2017	20,000	19,985,202
U.S. Treasury Bills	1.05%	10/05/2017	15,000	14,985,125
U.S. Treasury Bills	0.96%	10/26/2017	15,000	14,978,206
U.S. Treasury Bills	1.08%	11/02/2017	20,000	19,962,938
U.S. Treasury Bills	1.07%	11/09/2017	45,000	44,908,144
U.S. Treasury Bills	1.04%	11/16/2017	45,000	44,901,675
U.S. Treasury Bills	1.00%	11/24/2017	20,000	19,953,333
U.S. Treasury Bills	1.01%	11/24/2017	20,000	19,953,100
U.S. Treasury Bills	1.02%	11/30/2017	25,000	24,936,250
U.S. Treasury Bills	1.08%	12/21/2017	5,200	5,182,764
U.S. Treasury Bills	1.11%	12/28/2017	10,000	9,963,764
U.S. Treasury Bills	1.06%	01/02/2018	15,000	14,945,675
U.S. Treasury Bills	1.13%	01/04/2018	15,000	14,941,406
U.S. Treasury Bills	1.12%	01/11/2018	2,600	2,589,418
U.S. Treasury Bills	1.13%	01/11/2018	40,000	39,835,000
U.S. Treasury Bills	1.11%	01/18/2018	60,000	59,744,008
U.S. Treasury Bills	1.14%	01/25/2018	15,000	14,931,258
U.S. Treasury Bills	1.14%	02/01/2018	10,000	9,951,975
U.S. Treasury Bills	1.12%	02/08/2018	5,000	4,975,211
U.S. Treasury Bills	1.14%	02/08/2018	10,000	9,949,556
U.S. Treasury Bills	1.12%	02/15/2018	16,000	15,917,521
				1,008,042,538

U.S. Treasury Notes–26.25%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2017	70,000	70,018,289
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.21%	04/30/2018	30,000	30,015,443
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.20%	07/31/2018	53,000	53,010,861
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2018	40,000	40,007,308
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.16%	01/31/2019	49,000	49,014,427
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.09%	04/30/2019	38,000	38,004,460
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.08%	07/31/2019	10,000	9,999,027
U.S. Treasury Notes	0.63%	09/30/2017	16,500	16,493,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Notes	0.75%	10/31/2017	$20,000	$19,989,583
U.S. Treasury Notes	0.63%	11/30/2017	22,000	21,975,706
U.S. Treasury Notes	2.25%	11/30/2017	5,000	5,014,176
				353,542,908
TOTAL INVESTMENTS IN SECURITIES–101.08% (Cost $1,361,585,446)				1,361,585,446
OTHER ASSETS LESS LIABILITIES–(1.08)%				(14,596,815)
NET ASSETS–100.00%				$1,346,988,631

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.85%
Alabama–4.02%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.83%	07/01/2040	$7,530	$7,530,000

Arizona–2.43%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	01/01/2046	240	240,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	2,685	2,685,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	1,640	1,640,000
				4,565,000

California–3.95%
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC–Mizuho Bank, Ltd.)(a)(b)	0.80%	11/01/2026	2,000	2,000,000
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.73%	05/01/2034	2,710	2,710,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.74%	08/01/2042	2,700	2,700,000
				7,410,000

Colorado–1.12%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	07/01/2034	1,040	1,040,000
				2,103,000

Delaware–1.65%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	09/01/2036	3,085	3,085,000

District of Columbia–5.04%
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.79%	10/01/2036	5,895	5,895,000
District of Columbia Metropolitan Airports Authority (Dulles Toll Road); Series 2017 1, Sr. Second Lien Commercial Paper Notes (LOC–JPMorgan Chase Bank, N.A.)(b)	0.92%	10/25/2017	2,255	2,255,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.92%	01/01/2029	1,297	1,297,000
				9,447,000

Florida–3.59%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	0.80%	10/01/2050	2,800	2,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	0.88%	11/01/2036	2,445	2,445,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	0.79%	11/01/2038	1,500	1,500,000
				6,745,000

Georgia–4.82%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	01/01/2020	750	750,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.71%	09/01/2035	4,190	4,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	0.80%	01/01/2036	$3,000	$3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	09/01/2020	1,100	1,100,000
				9,040,000

Illinois–3.97%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris Bank N.A.)(a)(b)	0.83%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris Bank N.A.)(a)(b)(d)	0.90%	10/01/2017	200	200,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris Bank N.A.)(a)(b)	0.88%	09/01/2024	300	300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.76%	12/01/2046	4,935	4,935,000
				7,435,000

Indiana–10.10%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.79%	08/01/2028	2,125	2,125,000
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	08/01/2037	5,240	5,240,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.80%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	0.74%	07/01/2035	3,682	3,681,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	10/01/2019	500	500,000
				18,931,500

Louisiana–0.79%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.80%	07/01/2047	1,490	1,490,000

Massachusetts–1.85%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.85%	10/01/2038	1,650	1,650,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	1,800	1,814,630
				3,464,630

Michigan–0.39%
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.81%	03/01/2031	740	740,000

Minnesota–5.02%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.87%	10/15/2033	1,175	1,175,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.84%	01/01/2025	260	260,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.88%	11/15/2031	3,590	3,590,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.83%	11/01/2035	1,200	1,200,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.82%	10/01/2033	3,185	3,185,000
				9,410,000

Mississippi–1.63%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,700	1,700,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,350	1,350,000
				3,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–3.85%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.84%	11/01/2037	$565	$565,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	02/01/2031	5,695	5,695,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.89%	12/01/2019	960	960,000
				7,220,000

New Hampshire–1.14%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.80%	07/01/2038	2,130	2,130,000

New York–3.71%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA, N.A.)(a)(b)(c)	0.80%	11/01/2036	5,050	5,050,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.88%	11/01/2049	1,900	1,900,000
				6,950,000

North Carolina–0.93%
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	05/01/2036	1,735	1,735,000

Ohio–3.39%
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.77%	05/01/2026	6,356	6,356,000

Pennsylvania–3.69%
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	06/01/2037	705	705,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.80%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	10/15/2025	2,730	2,730,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	09/01/2028	686	686,000
				6,916,000

South Carolina–3.08%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.78%	11/01/2025	5,765	5,765,000

Texas–20.87%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.81%	08/01/2035	7,635	7,635,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	0.85%	11/01/2041	4,400	4,400,000
Houston (City of); Series 2017 G-2, Commercial Paper Notes	0.88%	10/11/2017	4,100	4,100,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.83%	10/01/2024	2,285	2,285,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	04/01/2026	1,715	1,715,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co. (The))(a)(b)	0.80%	11/15/2050	3,500	3,500,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,872,885
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.75%	08/01/2025	4,120	4,120,000
				39,112,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–4.37%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.77%	11/01/2024	$5,290	$5,290,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.84%	04/01/2042	2,900	2,900,000
				8,190,000

Virginia–1.39%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	0.79%	08/01/2037	2,500	2,500,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.83%	12/01/2019	100	100,000
				2,600,000

Washington–2.24%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	0.81%	09/01/2049	4,200	4,200,000

West Virginia–1.55%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.81%	01/01/2034	2,900	2,900,000

Wisconsin–2.27%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.85%	10/01/2042	4,265	4,265,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)–102.85% (Cost $192,786,015)				192,786,015
OTHER ASSETS LESS LIABILITIES–(2.85)%				(5,337,508)
NET ASSETS–100.00%				$187,448,507

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit

MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
SR.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.7%; other countries less than 5% each: 11.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $1,497,000, which represented less than 1% of the Fund’s Net Assets.
(e)	Also represents cost for federal income tax purposes.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Royal Bank of Canada	6.8%
Federal Home Loan Bank	5.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Assets and Liabilities

August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$285,454,625	$394,405,308	$8,352,420,228	$10,821,740,823	$1,361,585,446	$192,786,015
Repurchase agreements, at value and cost	37,979,281	34,000,000	17,059,753,249	18,637,115,333	—	—
Cash	—	—	94,420,441	94,999,673	896,193	—
Receivable for:
Investments sold	—	45,000	—	—	—	490,020
Interest	173,767	178,493	11,749,146	13,325,595	463,784	131,053
Fund expenses absorbed	—	—	211,762	57,650	16,388	14,389
Investment for trustee deferred compensation and retirement plans	3,638,934	1,021,952	2,208,111	1,003,702	129,682	370,683
Other assets	40,282	171,889	81,214	100,382	43,305	85,542
Total assets	327,286,889	429,822,642	25,520,844,151	29,568,343,158	1,363,134,798	193,877,702

Liabilities:
Payable for:
Investments purchased	—	—	164,404,393	314,278,058	14,945,675	5,872,885
Dividends	276,489	387,593	18,794,281	22,439,910	966,129	81,823
Accrued fees to affiliates	165,536	5,237	823,533	700,153	48,227	28,115
Accrued trustees’ and officer’s fees and benefits	3,517	3,493	44,297	48,346	5,280	3,316
Accrued operating expenses	46,904	42,026	444,412	110,355	37,407	30,078
Trustee deferred compensation and retirement plans	4,134,626	1,145,483	2,544,356	1,171,136	143,449	412,978
Total liabilities	4,627,072	1,583,832	187,055,272	338,747,958	16,146,167	6,429,195
Net assets applicable to shares outstanding	$322,659,817	$428,238,810	$25,333,788,879	$29,229,595,200	$1,346,988,631	$187,448,507

Net assets consist of:
Shares of beneficial interest	$322,503,176	$427,460,057	$25,333,609,855	$29,229,917,513	$1,347,073,382	$187,606,997
Undistributed net investment income	125,723	768,843	445,995	208,988	(12,543)	(104,955)
Undistributed net realized gain (loss)	—	371	(266,971)	(531,301)	(72,208)	(53,535)
Net unrealized appreciation	30,918	9,539	—	—	—	—
	$322,659,817	$428,238,810	$25,333,788,879	$29,229,595,200	$1,346,988,631	$187,448,507
Cost of Investments	$323,402,988	$428,395,769	$25,412,173,477	$29,458,856,156	$1,361,585,446	$192,786,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$296,174,321	$423,930,932	$22,803,973,038	$27,691,416,187	$1,306,370,262	$110,816,766
Private Investment Class	$6,982,006	$1,844,848	$574,807,664	$510,488,763	$3,223,981	$27,351,993
Personal Investment Class	$11,222	$610,629	$140,235,512	$21,129,031	$47,840	$2,006,095
Cash Management Class	$7,737,732	$1,148,091	$479,399,595	$169,027,032	$1,617,600	$27,616,253
Reserve Class	$944,472	$500,652	$250,727,901	$170,954,562	$35,624,693	$13,658,227
Resource Class	$1,326,988	$183,550	$476,818,226	$342,143,113	$94,179	$5,999,172
Corporate Class	$9,483,076	$20,108	$607,826,943	$324,436,512	$10,076	$1

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	296,102,352	423,925,317	22,803,135,981	27,691,615,090	1,306,397,259	110,799,256
Private Investment Class	6,980,431	1,844,823	574,788,954	510,492,338	3,224,048	27,347,499
Personal Investment Class	11,220	610,621	140,230,129	21,129,180	47,841	2,005,772
Cash Management Class	7,735,988	1,148,076	479,382,074	169,028,273	1,617,634	27,611,796
Reserve Class	944,255	500,645	250,718,593	170,955,789	35,625,414	13,656,022
Resource Class	1,326,687	183,548	476,800,051	342,145,363	94,182	5,998,206
Corporate Class	9,480,941	20,108	607,804,903	324,438,189	10,077	1
Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$6,810,832	$4,266,474	$156,973,970	$178,175,877	$7,892,025	$1,517,743

Expenses:
Advisory fees	1,481,376	804,864	33,720,107	24,298,014	1,561,957	399,149
Administrative services fees	553,420	314,385	7,898,423	8,498,345	659,087	109,872
Custodian fees	265	12,373	505,956	335,169	14,323	4,867
Distribution fees:
Private Investment Class	101,329	20,872	1,616,147	1,430,267	6,294	56,606
Personal Investment Class	9,280	71,919	705,239	92,539	3,592	11,376
Cash Management Class	28,064	14,645	313,732	115,650	1,621	27,385
Reserve Class	49,635	22,386	1,424,011	2,875,773	518,893	190,218
Resource Class	3,024	4,468	725,807	538,459	305	5,029
Corporate Class	7,998	5	249,266	81,215	85	6
Transfer agent fees	88,883	48,292	2,023,206	1,951,916	106,826	17,962
Trustees’ and officers’ fees and benefits	60,794	30,956	378,435	357,259	36,341	31,296
Registration and filing fees	101,526	107,702	143,043	247,284	86,196	90,518
Reports to shareholders	38,010	20,838	92,147	86,383	12,730	15,745
Professional services fees	40,729	49,695	216,492	176,385	52,162	39,744
Other	187,157	67,781	381,492	213,596	44,307	30,818
Total expenses	2,751,490	1,591,181	50,393,503	41,298,254	3,104,719	1,030,591
Less: Fees waived	(811,954)	(560,705)	(6,345,738)	(2,129,103)	(838,375)	(491,046)
Net expenses	1,939,536	1,030,476	44,047,765	39,169,151	2,266,344	539,545
Net investment income	4,871,296	3,235,998	112,926,205	139,006,726	5,625,681	978,198

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	284,449	371	39,369	(531,300)	(69,048)	(14,722)
Change in net unrealized appreciation of investment securities	30,918	9,539	—	—	—	—
Net increase in net assets resulting from operations	$5,186,663	$3,245,908	$112,965,574	$138,475,426	$5,556,633	$963,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2017 and 2016

	Liquid Assets Portfolio		STIC Prime Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$4,871,296	$65,311,251	$3,235,998	$6,158,242
Net realized gain	284,449	647,321	371	1,377
Change in net unrealized appreciation	30,918	—	9,539	—
Net increase in net assets resulting from operations	5,186,663	65,958,572	3,245,908	6,159,619

Distributions to shareholders from net investment income:
Institutional Class	(4,489,048)	(59,772,506)	(3,118,898)	(4,848,718)
Private Investment Class	(84,531)	(183,013)	(18,217)	(213,182)
Personal Investment Class	(1,713)	(40,091)	(26,443)	(164,965)
Cash Management Class	(138,836)	(660,627)	(59,666)	(649,934)
Reserve Class	(6,618)	(87,134)	(5,654)	(53,243)
Resource Class	(8,281)	(15,089)	(6,995)	(32,359)
Corporate Class	(142,269)	(4,552,791)	(125)	(195,841)
Total distributions from net investment income	(4,871,296)	(65,311,251)	(3,235,998)	(6,158,242)

Distributions to shareholders from net realized gains:
Institutional Class	(2,877,921)	—	—	—
Private Investment Class	(90,311)	—	—	—
Personal Investment Class	(5,195)	—	—	—
Cash Management Class	(133,371)	—	—	—
Reserve Class	(25,060)	—	—	—
Resource Class	(1,213)	—	—	—
Corporate Class	(67,014)	—	—	—
Total distributions from net realized gains	(3,200,085)	—	—	—

Share transactions–net:
Institutional Class	(10,122,727,290)	(5,553,230,110)	(1,183,946,896)	(156,797,441)
Private Investment Class	(234,302,026)	(42,171,998)	(139,216,079)	(21,155,334)
Personal Investment Class	(29,230,918)	(86,151,515)	(116,863,502)	(98,600)
Cash Management Class	(242,827,588)	(207,380,539)	(166,722,672)	(315,722,141)
Reserve Class	(99,217,916)	(56,031,914)	(20,973,659)	(28,926,016)
Resource Class	(5,919,518)	(65,429,204)	(16,683,703)	(2,843,872)
Corporate Class	(160,159,887)	(884,537,893)	11,449	(77,034,376)
Net increase (decrease) in net assets resulting from share transactions	(10,894,385,143)	(6,894,933,173)	(1,644,395,062)	(602,577,780)
Net increase (decrease) in net assets	(10,897,269,861)	(6,894,285,852)	(1,644,385,152)	(602,576,403)

Net assets:
Beginning of year	11,219,929,678	18,114,215,530	2,072,623,962	2,675,200,365
End of year*	$322,659,817	$11,219,929,678	$428,238,810	$2,072,623,962
* Includes accumulated undistributed net investment income	$125,723	$2,544,735	$768,843	$873,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the years ended August 31, 2017 and 2016

	Treasury Portfolio		Government & Agency Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$112,926,205	$20,948,253	$139,006,726	$10,802,684
Net realized gain (loss)	39,369	223,426	(531,300)	118,647
Net increase in net assets resulting from operations	112,965,574	21,171,679	138,475,426	10,921,331

Distributions to shareholders from net investment income:
Institutional Class	(103,892,394)	(15,100,629)	(133,552,021)	(8,855,873)
Private Investment Class	(1,423,813)	(334,722)	(1,460,534)	(403,391)
Personal Investment Class	(253,848)	(86,109)	(41,168)	(10,692)
Cash Management Class	(1,754,490)	(3,039,766)	(705,201)	(218,373)
Reserve Class	(324,958)	(62,197)	(661,922)	(263,352)
Resource Class	(1,659,524)	(274,847)	(1,330,994)	(73,436)
Corporate Class	(3,617,178)	(2,049,983)	(1,254,886)	(977,567)
Total distributions from net investment income	(112,926,205)	(20,948,253)	(139,006,726)	(10,802,684)

Share transactions–net:
Institutional Class	2,935,444,591	12,017,922,118	16,975,145,658	6,496,754,225
Private Investment Class	14,784,721	98,893,095	169,627,850	(81,684,720)
Personal Investment Class	17,413,815	(39,231,210)	13,622,071	(29,659,491)
Cash Management Class	75,974,874	(4,900,693,362)	18,926,896	(72,740,853)
Reserve Class	91,599,025	123,516,873	(144,921,764)	8,359,709
Resource Class	(6,111,394)	158,444,863	246,458,843	(2,217,786)
Corporate Class	(565,402,977)	(597,367,186)	8,002,319	(314,733,978)
Net increase in net assets resulting from share transactions	2,563,702,655	6,861,485,191	17,286,861,873	6,004,077,106
Net increase in net assets	2,563,742,024	6,861,708,617	17,286,330,573	6,004,195,753

Net assets:
Beginning of year	22,770,046,855	15,908,338,238	11,943,264,627	5,939,068,874
End of year*	$25,333,788,879	$22,770,046,855	$29,229,595,200	$11,943,264,627
* Includes accumulated undistributed net investment income	$445,995	$(21,274)	$208,988	$90,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the years ended August 31, 2017 and 2016

	Treasury Obligations Portfolio		Tax-Free Cash Reserve Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$5,625,681	$188,034	$978,198	$702,207
Net realized gain (loss)	(69,048)	15,288	(14,722)	5,988
Net increase in net assets resulting from operations	5,556,633	203,322	963,476	708,195

Distributions to shareholders from net investment income:
Institutional Class	(5,499,185)	(78,969)	(638,667)	(628,540)
Private Investment Class	(6,562)	(5,685)	(82,433)	(18,929)
Personal Investment Class	(821)	(2,859)	(6,683)	(1,951)
Cash Management Class	(6,763)	(43,887)	(164,964)	(33,087)
Reserve Class	(111,357)	(51,534)	(71,643)	(16,951)
Resource Class	(601)	(2,214)	(13,707)	(1,923)
Corporate Class	(392)	(2,886)	(101)	(826)
Total distributions from net investment income	(5,625,681)	(188,034)	(978,198)	(702,207)

Share transactions–net:
Institutional Class	1,185,273,759	15,581,368	(339,954,549)	(5,243,578)
Private Investment Class	(2,936,998)	177,746	2,881,656	(6,001,459)
Personal Investment Class	(2,559,557)	652,387	(390,938)	(1,226,815)
Cash Management Class	(29,769,108)	(13,633,574)	(3,056,555)	(20,346,066)
Reserve Class	(1,007,763)	30,758,077	(7,877,273)	(239,848)
Resource Class	(99,477)	(2,177,935)	3,587,633	(2,115,602)
Corporate Class	(2,933,744)	(25,066,209)	(32,063)	(26,445,210)
Net increase (decrease) in net assets resulting from share transactions	1,145,967,112	6,291,860	(344,842,089)	(61,618,578)
Net increase (decrease) in net assets	1,145,898,064	6,307,148	(344,856,811)	(61,612,590)

Net assets:
Beginning of year	201,090,567	194,783,419	532,305,318	593,917,908
End of year*	$1,346,988,631	$201,090,567	$187,448,507	$532,305,318
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

August 31, 2017

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Liquid Assets Portfolio and STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Liquid Assets Portfolio and STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

33                         Short-Term Investments Trust

Liquid Assets Portfolio determines its NAV per share multiple times per day.

Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Liquid Asset Portfolio’s and STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay in-kind income received in the form of securities in-lieu of cash is recorded as interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

34                         Short-Term Investments Trust

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and

35                         Short-Term Investments Trust

Invesco Canada Ltd. and, for Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended August 31, 2017, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Treasury Obligations Portfolio	0.13%
Tax-Free Cash Reserve Portfolio	0.20%

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$775,879	$—
STIC Prime Portfolio	491,412	—
Treasury Portfolio	4,848,110	—
Government & Agency Portfolio	—	—
Treasury Obligations Portfolio	435,239	8,169
Tax-Free Cash Reserve Portfolio	331,840	—

Voluntary fee waivers for the year ended August 31, 2017 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$2,312	$3,844	$0	$29,919	N/A	N/A
STIC Prime Portfolio	6,443	46,176	N/A	16,632	$42	N/A
Treasury Portfolio	268,452	295,938	N/A	902,854	30,384	N/A
Government & Agency Portfolio	205,332	34,736	N/A	1,882,669	6,366	N/A
Treasury Obligations Portfolio	2,319	3,165	514	388,874	76	$19
Tax-Free Cash Reserve Portfolio	10,328	6,440	1,247	140,793	398	N/A

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

36                         Short-Term Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively. The fees are accrued daily and paid monthly.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$516,193,208	$569,241,840	$0
STIC Prime Portfolio	235,118,755	240,049,293	0
Tax-Free Cash Reserve Portfolio	401,997,329	604,685,560	0

37                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2017 and 2016:

	2017	2016
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$8,071,381	$65,311,251
STIC Prime Portfolio	3,235,998	6,158,242
Treasury Portfolio	112,926,205	20,948,253
Government & Agency Portfolio	139,006,726	10,802,684
Treasury Obligations Portfolio	5,625,681	188,034
Tax-Free Cash Reserve Portfolio	978,198	702,207

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation) — Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$4,064,761	$30,918	$(3,939,038)	$—	$322,503,176	$322,659,817
STIC Prime Portfolio	1,856,602	9,539	(1,087,388)	—	427,460,057	428,238,810
Treasury Portfolio	2,873,233	—	(2,427,237)	(266,972)	25,333,609,855	25,333,788,879
Government & Agency Portfolio	1,327,059	—	(1,118,072)	(531,300)	29,229,917,513	29,229,595,200
Treasury Obligations Portfolio	122,962	(10,673)	(135,505)	(61,535)	1,347,073,382	1,346,988,631
Tax-Free Cash Reserve Portfolio	286,736	—	(391,691)	(53,535)	187,606,997	187,448,507

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

38                         Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2017 which expires as follows:

	Short-Term		Not Subject to Expiration	Total*
Fund	2018	2019
Liquid Assets Portfolio	$—	$—	$—	$—
STIC Prime Portfolio	—	—	—	—
Treasury Portfolio	—	—	266,972	266,972
Government & Agency Portfolio	—	—	531,300	531,300
Treasury Obligations Portfolio	—	—	61,535	61,535
Tax-Free Cash Reserve Portfolio	8,740	30,074	14,721	53,535

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2017
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Obligations Portfolio	$1,361,596,119	$—	$(10,673)	$(10,673)

*	For Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2017 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$(2,419,012)	$2,268,315	$150,697
STIC Prime Portfolio	(104,335)	(1,377)	105,712
Treasury Portfolio	467,269	(467,269)	—
Government & Agency Portfolio	118,648	(118,648)	—
Treasury Obligations Portfolio	—	(3)	3
Tax-Free Cash Reserve Portfolio	—	—	—

39                         Short-Term Investments Trust

NOTE 10—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,846,205,589	$8,846,379,006	206,922,537,697	$206,922,537,697
Private Investment Class	73,675,959	73,675,968	1,086,367,896	1,086,367,896
Personal Investment Class	8,382,621	8,382,870	147,332,561	147,332,561
Cash Management Class	352,257,569	352,272,331	3,527,556,735	3,527,556,735
Reserve Class	3,766,999	3,767,196	312,834,642	312,834,642
Resource Class	132,559	132,558	54,658,208	54,658,208
Corporate Class	244,330,733	244,348,194	12,789,032,744	12,789,032,744

Issued as reinvestment of dividends:
Institutional Class	4,398,518	4,398,873	16,030,218	16,030,218
Private Investment Class	43,468	43,475	51,160	51,160
Personal Investment Class	1,713	1,713	33,213	33,213
Cash Management Class	93,656	93,666	325,885	325,885
Reserve Class	6,617	6,618	78,372	78,372
Resource Class	8,279	8,281	14,018	14,018
Corporate Class	142,251	142,269	699,998	699,998

Reacquired:
Institutional Class	(18,973,148,113)	(18,973,505,169)	(212,491,798,025)	(212,491,798,025)
Private Investment Class	(308,001,404)	(308,021,469)	(1,128,591,054)	(1,128,591,054)
Personal Investment Class	(37,614,403)	(37,615,501)	(233,517,289)	(233,517,289)
Cash Management Class	(595,177,024)	(595,193,585)	(3,735,263,159)	(3,735,263,159)
Reserve Class	(102,991,361)	(102,991,730)	(368,944,928)	(368,944,928)
Resource Class	(6,060,265)	(6,060,357)	(120,101,430)	(120,101,430)
Corporate Class	(404,609,206)	(404,650,350)	(13,674,270,635)	(13,674,270,635)
Net increase (decrease) in share activity	(10,894,155,245)	$(10,894,385,143)	(6,894,933,173)	$(6,894,933,173)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

40                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,181,673,896	$1,181,705,357	4,966,861,188	$4,966,861,188
Private Investment Class	32,477,987	32,477,991	1,446,777,172	1,446,777,172
Personal Investment Class	118,187,308	118,187,309	677,491,586	677,491,586
Cash Management Class	132,025,201	132,025,203	2,194,654,168	2,194,654,168
Reserve Class	12,104,481	12,104,533	400,019,801	400,019,801
Resource Class	54,163,813	54,163,819	96,121,190	96,121,190
Corporate Class	23,501	23,503	518,160,731	518,160,731

Issued as reinvestment of dividends:
Institutional Class	1,319,248	1,319,283	1,393,044	1,393,044
Private Investment Class	12,756	12,757	78,349	78,349
Personal Investment Class	16,252	16,252	70,680	70,680
Cash Management Class	59,666	59,666	217,106	217,106
Reserve Class	5,653	5,654	50,303	50,303
Resource Class	6,994	6,995	25,322	25,322
Corporate Class	126	125	148,537	148,537

Reacquired:
Institutional Class	(2,366,923,911)	(2,366,971,536)	(5,125,051,673)	(5,125,051,673)
Private Investment Class	(171,705,890)	(171,706,827)	(1,468,010,855)	(1,468,010,855)
Personal Investment Class	(235,067,018)	(235,067,063)	(677,660,866)	(677,660,866)
Cash Management Class	(298,807,504)	(298,807,541)	(2,510,593,415)	(2,510,593,415)
Reserve Class	(33,083,675)	(33,083,846)	(428,996,120)	(428,996,120)
Resource Class	(70,853,614)	(70,854,517)	(98,990,384)	(98,990,384)
Corporate Class	(12,179)	(12,179)	(595,343,644)	(595,343,644)
Net increase (decrease) in share activity	(1,644,376,909)	$(1,644,395,062)	(602,577,780)	$(602,577,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

41                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	104,978,321,526	$104,978,321,526	37,473,899,000	$37,473,899,000
Private Investment Class	1,389,145,628	1,389,145,628	1,884,005,414	1,884,005,414
Personal Investment Class	959,511,379	959,511,379	980,594,144	980,594,144
Cash Management Class	2,685,419,118	2,685,419,118	14,484,295,170	14,484,295,170
Reserve Class	386,663,928	386,663,928	316,250,840	316,250,840
Resource Class	575,122,878	575,122,878	575,238,582	575,238,582
Corporate Class	9,826,990,863	9,826,990,863	20,782,139,048	20,782,139,048

Issued as reinvestment of dividends:
Institutional Class	16,234,515	16,234,515	5,368,737	5,368,737
Private Investment Class	249,491	249,491	43,130	43,130
Personal Investment Class	202,723	202,723	76,479	76,479
Cash Management Class	1,178,232	1,178,232	266,775	266,775
Reserve Class	254,629	254,629	50,478	50,478
Resource Class	346,994	346,994	52,190	52,190
Corporate Class	2,990,987	2,990,987	1,013,151	1,013,151

Reacquired:
Institutional Class	(102,059,111,450)	(102,059,111,450)	(25,461,345,619)	(25,461,345,619)
Private Investment Class	(1,374,610,398)	(1,374,610,398)	(1,785,155,449)	(1,785,155,449)
Personal Investment Class	(942,300,287)	(942,300,287)	(1,019,901,833)	(1,019,901,833)
Cash Management Class	(2,610,622,476)	(2,610,622,476)	(19,385,255,307)	(19,385,255,307)
Reserve Class	(295,319,532)	(295,319,532)	(192,784,445)	(192,784,445)
Resource Class	(581,581,266)	(581,581,266)	(416,845,909)	(416,845,909)
Corporate Class	(10,395,384,827)	(10,395,384,827)	(21,380,519,385)	(21,380,519,385)
Net increase in share activity	2,563,702,655	$2,563,702,655	6,861,485,191	$6,861,485,191

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	208,396,167,421	$208,396,167,421	54,569,434,166	$54,569,434,166
Private Investment Class	1,423,015,874	1,423,015,874	1,458,232,071	1,458,232,071
Personal Investment Class	72,491,907	72,491,907	71,882,635	71,882,635
Cash Management Class	936,923,184	936,923,184	2,062,748,073	2,062,748,073
Reserve Class	850,197,770	850,197,770	713,745,281	713,745,281
Resource Class	2,809,077,121	2,809,077,121	678,959,358	678,959,358
Corporate Class	4,691,887,919	4,691,887,919	3,670,809,701	3,670,809,701

Issued as reinvestment of dividends:
Institutional Class	19,317,518	19,317,518	1,972,829	1,972,829
Private Investment Class	318,477	318,477	116,496	116,496
Personal Investment Class	12,576	12,576	—	—
Cash Management Class	418,891	418,891	59,978	59,978
Reserve Class	513,904	513,904	149,381	149,381
Resource Class	796,073	796,073	16,833	16,833
Corporate Class	795,308	795,308	458,600	458,600

Reacquired:
Institutional Class	(191,440,339,281)	(191,440,339,281)	(48,074,652,770)	(48,074,652,770)
Private Investment Class	(1,253,706,501)	(1,253,706,501)	(1,540,033,287)	(1,540,033,287)
Personal Investment Class	(58,882,412)	(58,882,412)	(101,542,126)	(101,542,126)
Cash Management Class	(918,415,179)	(918,415,179)	(2,135,548,904)	(2,135,548,904)
Reserve Class	(995,633,438)	(995,633,438)	(705,534,953)	(705,534,953)
Resource Class	(2,563,414,351)	(2,563,414,351)	(681,193,977)	(681,193,977)
Corporate Class	(4,684,680,908)	(4,684,680,908)	(3,986,002,279)	(3,986,002,279)
Net increase in share activity	17,286,861,873	$17,286,861,873	6,004,077,106	$6,004,077,106

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Obligations Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,882,109,152	$1,882,109,152	475,968,821	$475,968,821
Private Investment Class	10,041,615	10,041,615	9,868,856	9,868,856
Personal Investment Class	2,009,181	2,009,181	11,195,355	11,195,355
Cash Management Class	7,657	7,657	37,314,802	37,314,802
Reserve Class	140,006,781	140,006,781	142,035,205	142,035,205
Resource Class	94,706	94,706	196	196
Corporate Class	659,929	659,929	14,372,709	14,372,709

Issued as reinvestment of dividends:
Institutional Class	116,704	116,704	43,479	43,479
Private Investment Class	4,830	4,830	2,495	2,495
Cash Management Class	6,763	6,763	42,181	42,181
Reserve Class	89,662	89,662	48,377	48,377
Resource Class	—	—	2,027	2,027
Corporate Class	299	299	3,097	3,097

Reacquired:
Institutional Class	(696,952,097)	(696,952,097)	(460,430,932)	(460,430,932)
Private Investment Class	(12,983,443)	(12,983,443)	(9,693,605)	(9,693,605)
Personal Investment Class	(4,568,738)	(4,568,738)	(10,542,968)	(10,542,968)
Cash Management Class	(29,783,528)	(29,783,528)	(50,990,557)	(50,990,557)
Reserve Class	(141,104,206)	(141,104,206)	(111,325,505)	(111,325,505)
Resource Class	(194,183)	(194,183)	(2,180,158)	(2,180,158)
Corporate Class	(3,593,972)	(3,593,972)	(39,442,015)	(39,442,015)
Net increase in share activity	1,145,967,112	$1,145,967,112	6,291,860	$6,291,860

(a)	88% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	216,245,353	$216,245,353	1,024,153,591	$1,024,153,591
Private Investment Class	49,632,970	49,632,970	41,102,729	41,102,729
Personal Investment Class	2,005,100	2,005,100	2,880,498	2,880,498
Cash Management Class	45,537,104	45,537,104	51,239,007	51,239,007
Reserve Class	111,932,405	111,932,405	53,662,145	53,662,145
Resource Class	4,058,371	4,058,371	80,556	80,556
Corporate Class	32,101	32,101	1,175,406	1,175,406

Issued as reinvestment of dividends:
Institutional Class	221,692	221,692	70,780	70,780
Private Investment Class	68,844	68,844	15,014	15,014
Personal Investment Class	5,772	5,772	11	11
Cash Management Class	134,904	134,904	13,782	13,782
Reserve Class	64,807	64,807	14,449	14,449
Resource Class	11,483	11,483	1,634	1,634
Corporate Class	97	97	1,040	1,040

Reacquired:
Institutional Class	(556,421,594)	(556,421,594)	(1,029,467,949)	(1,029,467,949)
Private Investment Class	(46,820,158)	(46,820,158)	(47,119,202)	(47,119,202)
Personal Investment Class	(2,401,810)	(2,401,810)	(4,107,324)	(4,107,324)
Cash Management Class	(48,728,563)	(48,728,563)	(71,598,855)	(71,598,855)
Reserve Class	(119,874,485)	(119,874,485)	(53,916,442)	(53,916,442)
Resource Class	(482,221)	(482,221)	(2,197,792)	(2,197,792)
Corporate Class	(64,261)	(64,261)	(27,621,656)	(27,621,656)
Net increase (decrease) in share activity	(344,842,089)	$(344,842,089)	(61,618,578)	$(61,618,578)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/17	$1.00	$0.0048	$0.0036	$0.0084	$(0.0077)	$(0.0005)	$(0.0082)	$1.0002	0.81%	$9,483	0.21	%(c)	0.29	%(c)	0.48	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.30	169,660	0.18		0.21		0.31
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	1,054,301	0.17		0.20		0.05
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	670,700	0.17		0.20		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	1,496,576	0.17		0.20		0.09
STIC Prime Portfolio
Year ended 08/31/17	1.00	0.0059	0.0007	0.0066	(0.0066)	—	(0.0066)	1.0000	0.66	20	0.21	(c)	0.30	(c)	0.59	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.24	9	0.17		0.23		0.23
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	77,043	0.07		0.22		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	59,554	0.06		0.22		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	68,522	0.11		0.22		0.08
Treasury Portfolio
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.49	607,827	0.21	(c)	0.23	(c)	0.49	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.14	1,173,253	0.17		0.21		0.14
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	1,770,653	0.06		0.20		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	1,423,728	0.04		0.20		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	2,837,170	0.09		0.21		0.02
Government & Agency Portfolio
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.53	324,437	0.18	(c)	0.18	(c)	0.55	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.17	316,444	0.16		0.18		0.17
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	631,189	0.08		0.16		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	659,821	0.06		0.16		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	835,545	0.11		0.17		0.02
Treasury Obligations Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.41	10	0.21	(c)	0.25	(c)	0.45	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	2,948	0.14		0.39		0.11
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	28,019	0.00		0.36		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	50,514	0.02		0.32		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	10	0.06		0.23		0.03
Tax-Free Cash Reserve Portfolio
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.54	0	0.23	(c)	0.40	(c)	0.53	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	32	0.10		0.34		0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	26,479	0.03		0.34		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	31,522	0.04		0.33		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	31,450	0.10		0.33		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are based on average daily net assets (000’s omitted) of $26,659, $18, $830,886, $270,717, $284 and $21 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

46                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Corporate Class

Shareholders of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Houston, Texas

October 30, 2017

47                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Corporate Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,004.90	$1.06	$1,024.15	$1.07	0.21%
STIC Prime Portfolio	1,000.00	1,004.40	1.06	1,024.15	1.07	0.21
Treasury Portfolio	1,000.00	1,003.50	1.06	1,024.15	1.07	0.21
Government & Agency Portfolio	1,000.00	1,003.70	0.91	1,024.30	0.92	0.18
Treasury Obligations Portfolio	1,000.00	1,003.20	1.06	1,024.15	1.07	0.21
Tax-Free Cash Reserve Portfolio	1,000.00	1,003.10	1.16	1,024.05	1.17	0.23

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2017, through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

48                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Treasury Obligations Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio only a separate Sub-Advisory Contract with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

49                         Short-Term Investments Trust

STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s investment performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco

Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

50                         Short-Term Investments Trust

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was above the rate of one such mutual. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

51                         Short-Term Investments Trust

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

Treasury Obligations Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Treasury Obligations Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Fund and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

52                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2017:

Federal and State Income Tax
	Long Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	$—	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	—	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	—	0.00%	0.00%	44.88%	0.00%
Government & Agency Portfolio	—	0.00%	0.00%	6.66%	0.00%
Treasury Obligations Portfolio	—	0.00%	0.00%	99.60%	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$931,771	0.00%
STIC Prime Portfolio	1,377	0.00%
Treasury Portfolio	467,269	100.00%
Government & Agency Portfolio	118,648	100.00%
Treasury Obligations Portfolio	—	100.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

53                         Short-Term Investments Trust

Proxy Results

Government & Agency Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Obligations Portfolio

Treasury Portfolio

Special Joint Meetings (“Meetings”) of Shareholders of Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Tax-Free Cash Reserve Portfolio, Treasury Obligations Portfolio, and Treasury Portfolio, all investment portfolios of Short-Term Investments Trust (“STIT”) a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting on March 9, 2017 was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restrictions regarding the purchase or sale of physical commodities.

4(a)	For all Portfolios other than Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	For all Portfolios other than Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

With respect to Proposals 3, 4(a) — 4(b) above, the meetings for Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio was adjourned until April 11, 2017. The results of the voting on all other above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			22,218,115,143	211,380,023
	James T. Bunch			22,218,115,143	211,380,023
	Bruce L. Crockett			22,218,115,143	211,380,023
	Jack M. Fields			22,249,047,298	180,447,868
	Martin L. Flanagan			22,249,047,298	180,447,868
	Cynthia Hostetler			22,249,047,298	180,447,868
	Dr. Eli Jones			22,249,047,298	180,447,868
	Dr. Prema Mathai-Davis			22,249,047,298	180,447,868
	Teresa M. Ressel			22,249,047,298	180,447,868
	Dr. Larry Soll			22,218,115,143	211,380,023
	Ann Barnett Stern			22,249,047,298	180,447,868
	Raymond Stickel, Jr.			22,100,178,935	329,316,231
	Philip A. Taylor			22,249,047,298	180,447,868
	Robert C. Troccoli			22,218,115,143	211,380,023
	Christopher L. Wilson			22,249,047,298	180,447,868

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	18,725,408,595	436,465,676	282,179,620	2,985,441,275
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Government & Agency Portfolio	9,825,945,569	663,837,440	48,700,782	1,316,398,671
	Tax-Free Cash Reserve Portfolio	116,476,661	3,307,934	393,005	27,739,348
	Treasury Obligations Portfolio	1,255,028,261	13,180,474	0	7,462,753
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Government & Agency Portfolio	10,433,817,634	56,650,083	48,016,076	1,316,398,669
	Tax-Free Cash Reserve Portfolio	119,514,268	463,332	200,000	27,739,348
	Treasury Obligations Portfolio	1,256,992,747	11,215,988	0	7,462,753
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Government & Agency Portfolio	10,438,275,881	55,008,296	45,199,613	1,316,398,672
	Tax-Free Cash Reserve Portfolio	119,238,866	738,734	200,000	27,739,348
	Treasury Obligations Portfolio	1,256,992,747	11,215,988	0	7,462,753

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust (“STIT”).

54                         Short-Term Investments Trust

Proxy Results—(continued)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

The Meeting on March 9, 2107 was adjourned until April 11, 2017 with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Liquid Assets Portfolio did not receive sufficient shareholder votes to achieve quorum and STIC Prime Portfolio and Treasury Portfolio did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) — 4(b). As a result, Proposals 3 and 4(a) — 4(b) have failed to pass.

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Liquid Assets Portfolio	47,595,663	461,265	2,374,216	31,231,209
	STIC Prime Portfolio	82,840,449	127,365,576	21,897,153	4,633,127
	Treasury Portfolio	7,565,822,794	336,716,255	210,176,607	1,541,710,819
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Liquid Assets Portfolio	48,000,135	55,649	2,375,360	31,231,209
	STIC Prime Portfolio	209,868,167	113,257	246,498	4,633,127
	Treasury Portfolio	7,798,916,493	73,232,095	240,567,070	1,541,710,817
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Liquid Assets Portfolio	48,000,135	55,649	2,375,360	31,231,209
	STIC Prime Portfolio	209,796,651	184,773	246,498	4,633,127
	Treasury Portfolio	7,774,612,335	93,885,021	244,218,303	1,541,710,816

55                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			144	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management).

Formerly: Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	144	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	144	Board member of the Illinois Manufacturers’ Association
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society; Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	144	Trustee, Evans Scholarship Foundation
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	144	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	144	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury; Chief Compliance Officer, Kaiser Permanente; Program Manager, Hewlett-Packard; Nuclear Engineering, General Dynamics Corporation	144	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	144	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	144	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	144	None
Christopher L. Wilson — 1957 Trustee	2017	Managing Partner, CT2, LLC (investing and consulting firm) Formerly: President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	144	TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); ISO New England, Inc. (non-profit organization managing regional electricity market)

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Manager and Secretary, Invesco Indexing LLC

Formerly: Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 Invesco Distributors, Inc.	CM-STIT-AR-2 10122017 0919

Annual Report to Shareholders	August 31, 2017

Institutional Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Treasury Obligations Portfolio

Tax-Free Cash Reserve Portfolio

2 Letters to Shareholders

4 Fund Data

5 Fund Objectives and Strategies

6 Fund Composition by Maturity

8 Schedules of Investments

28 Financial Statements

33 Notes to Financial Statements

46 Financial Highlights

47 Auditor’s Report

48 Fund Expenses

49 Approval of Investment Advisory and Sub-Advisory Contracts

53 Tax Information

54 Proxy Results

T-1 Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Philip Taylor

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2017. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued at a slightly higher pace than the prior fiscal year. The US economy continued to add jobs, keeping the unemployment rate near 4.5% while inflation remained subdued.[1] Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 0.25% to 0.50% at the start of the reporting period to a range of 1.00% to 1.25% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2016, and in March and June 2017.[2] The three quarter-point increases marked just the second, third and fourth rate hikes over the last decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slower global growth, sub-optimal inflation, and the lingering impact of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 12-month US Treasury bill yielded 1.23% on August 31, 2017, up 62 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 48 basis points to 1.32% over the reporting period.[3] While the Fed may raise the federal funds target rate again, they may do so at a slower pace than investors have seen over the last fiscal year.

US money market fund reform

The money market fund industry in the US followed through with plans to adopt new money market fund regulations announced in July of 2014. Those regulations were fully implemented on October 14, 2016. Invesco thoughtfully evaluated the impact of money market reform and the impact this reform would have on our investors and our product line. We will continue to keep you and all our valued money market fund investors informed about any further regulatory changes through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund Data

Institutional Class data as of 8/31/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets[1]	3 - 40 days	33 days	47 days	$296.2 million
STIC Prime[1]	3 - 19 days	17 days	17 days	423.9 million
Treasury[2]	12 - 54 days	19 days	97 days	22.8 billion
Government & Agency[2]	17 - 50 days	17 days	108 days	27.7 billion
Treasury Obligations[2]	15 - 58 days	43 days	117 days	1.3 billion
Tax-Free Cash Reserve[3]	7 - 21 days	21 days	21 days	110.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

4                         Short-Term Investments Trust

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Treasury Obligations Portfolio

Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/17

	Liquid Assets Portfolio 1-6, 9-10, 12-14	STIC Prime Portfolio 1-6, 9-10, 12-14	Treasury Portfolio 2, 4-5, 7, 11-12, 14	Government & Agency Portfolio 2, 4-5, 7, 11-12, 14	Treasury Obligations Portfolio 2, 4-5, 7, 12, 14	Tax-Free Cash Reserve Portfolio 2-5, 8-9,13-14
1 - 7	48.4%	47.4%	63.2%	61.3%	14.0%	92.7%
8 - 30	7.9	27.6	5.1	1.3	30.1	0.0
31 - 60	15.0	25.0	2.0	3.1	3.4	3.3
61 - 90	9.1	0.0	2.1	0.5	17.6	0.0
91 - 180	15.7	0.0	11.8	8.7	18.7	0.0
181+	3.9	0.0	15.8	25.1	16.2	4.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
5	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
6	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.

6                         Short-Term Investments Trust

7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return. While the Board of Trustees may elect to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

7                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–42.61%
ABN AMRO Bank N.V.(a)	1.39%	11/21/2017	$5,000	$4,985,385
Australia & New Zealand Banking Group Ltd.(a)	1.08%	09/01/2017	14,000	14,000,000
Banco del Estado de Chile(a)	1.31%	10/12/2017	5,000	5,000,331
Bank of America, N.A.	1.40%	02/16/2018	5,000	5,002,852
China Construction Bank Corp.(a)	1.50%	09/25/2017	5,000	5,000,068
China Construction Bank Corp.(a)	1.50%	09/01/2017	2,000	2,000,005
Credit Agricole Corporate & Investment Bank(a)	1.06%	09/01/2017	14,500	14,500,000
DNB Bank ASA(a)	1.07%	09/01/2017	14,500	14,500,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.08%	09/01/2017	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 mo. USD LIBOR + 0.42%)(a)(b)	1.73%	10/25/2017	8,000	8,006,173
KBC Bank N.V. (Belgium)(a)	1.37%	10/30/2017	3,000	2,993,220
KBC Bank N.V. (Belgium)(a)	1.40%	11/24/2017	2,500	2,491,828
Mizuho Bank, Ltd.(a)	1.17%	09/01/2017	14,000	14,000,000
Oversea-Chinese Banking Corp. Ltd.(a)	1.30%	10/02/2017	5,000	5,000,183
Oversea-Chinese Banking Corp. Ltd.(a)	1.32%	11/14/2017	5,000	5,000,200
Sumitomo Mitsui Trust Bank Ltd.(a)	1.18%	09/05/2017	8,000	8,000,009
Swedbank AB(a)	1.07%	09/01/2017	14,000	14,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.54%)(b)	1.77%	01/19/2018	5,000	5,008,579
Westpac Banking Corp. (1 mo. USD LIBOR + 0.50%)(a)(b)	1.73%	01/05/2018	4,000	4,005,692
Total Certificates of Deposit (Cost $137,469,470)				137,494,525

Commercial Paper–36.65%(c)
Asset-Backed Securities — Consumer Receivables–1.55%
Old Line Funding, LLC(d)	1.36%	11/01/2017	5,000	4,988,909

Asset-Backed Securities — Fully Supported–3.09%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	1.29%	10/13/2017	5,000	4,992,606
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	1.33%	12/01/2017	3,000	2,989,980
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.24%)(a)(b)(d)	1.47%	11/20/2017	2,000	2,000,922
				9,983,508

Asset-Backed Securities — Fully Supported Bank–9.28%
Anglesea Funding LLC (Multi–CEP’s)(a)(d)	1.30%	09/21/2017	8,000	7,994,330
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(b)	1.45%	04/03/2018	5,000	5,000,584
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.30%	10/02/2017	4,000	3,995,563
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(d)	1.31%	11/15/2017	5,000	4,986,151
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(a)(d)	1.49%	02/12/2018	5,000	4,964,938
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/12/2017	3,000	2,995,565
				29,937,131

Asset-Backed Securities — Multi-Purpose–3.86%
CHARTA, LLC(d)	1.35%	12/11/2017	5,000	4,980,889
Mont Blanc Capital Corp. (CEP–ING Bank N.V.)(a)(d)	1.31%	09/27/2017	2,000	1,998,127
Nieuw Amsterdam Receivables Corp.(a)(d)	1.38%	11/06/2017	3,000	2,992,647
Nieuw Amsterdam Receivables Corp.(a)(d)	1.46%	02/12/2018	2,500	2,483,042
				12,454,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–2.33%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	05/04/2018	$2,500	$2,500,213
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.23%	04/24/2018	5,000	5,000,846
				7,501,059

Diversified Banks–12.21%
Canadian Imperial Bank of Commerce(a)(d)	1.08%	09/01/2017	14,000	13,999,577
DBS Bank Ltd.(a)(d)	1.31%	10/04/2017	2,500	2,497,030
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)(d)	1.30%	10/30/2017	2,000	1,996,017
ING (US) Funding LLC(a)	1.41%	02/05/2018	5,000	4,969,760
ING (US) Funding LLC(a)	1.41%	02/06/2018	4,000	3,975,620
J.P. Morgan Securities LLC	1.46%	02/16/2018	3,000	2,979,762
National Australia Bank Ltd.(a)(d)	1.31%	10/23/2017	4,000	3,992,886
Societe Generale(a)	1.27%	09/27/2017	5,000	4,995,399
				39,406,051

Regional Banks–0.62%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)(d)	1.45%	09/08/2017	2,000	2,000,140

Specialized Finance–3.71%
CDP Financial Inc.(a)(d)	1.39%	11/29/2017	4,000	3,987,850
CDP Financial Inc.(a)(d)	1.47%	01/10/2018	3,000	2,985,975
Nederlandse Waterschapsbank N.V.(a)(d)	1.27%	10/02/2017	5,000	4,994,773
				11,968,598
Total Commercial Paper (Cost $118,234,238)				118,240,101

Variable Rate Demand Notes–9.21%(e)
Credit Enhanced–9.21%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.18%	11/01/2030	5,000	5,000,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.22%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing) Series 2016 B-2, VRD RB (LOC–Bank of China Ltd.)(f)	1.50%	11/01/2049	1,500	1,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	4,000	4,000,000
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	3,000	3,000,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(f)	1.45%	11/01/2049	2,000	2,000,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	1.28%	07/01/2040	1,820	1,820,000
Total Variable Rate Demand Notes (Cost $29,719,999)				29,719,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–88.47% (Cost $285,423,707)				285,454,625

			Repurchase Amount
Repurchase Agreements–11.77%(g)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by a foreign corporate obligation valued at $5,100,143; 1.25%; 07/26/2019)(a)	1.26%	09/01/2017	5,000,175	5,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $10,000,350 (collateralized by domestic and foreign corporate obligations valued at $10,413,295; 1.20%-9.80%; 12/15/2017-08/15/2027)(a)	1.26%	09/01/2017	10,000,350	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., open agreement dated 08/22/2017 (collateralized by a U.S. Treasury obligation valued at $6,630,071; 1.38%; 01/31/2020)(h)	1.82%	—	$—	$6,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	979,310	979,281
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $7,001,851 (collateralized by domestic non-agency mortgage-backed securities and domestic agency mortgage-backed securities valued at $7,261,259; 0.18%-6.49%; 12/25/2021-03/16/2055)(a)(i)	1.36%	09/05/2017	7,001,851	7,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/02/2017, maturing value of $3,508,362 (collateralized by a foreign corporate obligation valued at $3,570,001; 6.25%; 04/22/2019)	1.83%	09/18/2017	3,508,362	3,500,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by a foreign corporate obligation valued at $5,100,000; 2.00%; 08/30/2022)	1.26%	09/01/2017	5,000,175	5,000,000
Total Repurchase Agreements (Cost $37,979,281)				37,979,281
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.24% (Cost $323,402,988)				323,433,906
OTHER ASSETS LESS LIABILITIES–(0.24)%				(774,089)
NET ASSETS–100.00%				$322,659,817

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan 14.9%; Canada: 12.7%; Netherlands: 10.6%; France: 8.2%; Australia: 6.8%; Germany: 6.8%; other countries less than 5% each: 20.3%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $98,317,916, which represented 30.47% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.35%(a)
Asset-Backed Securities — Consumer Receivables–1.87%
Old Line Funding, LLC(b)	1.23%	09/20/2017	$8,000	$7,994,511

Asset-Backed Securities — Fully Supported–6.12%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	1.25%	10/24/2017	15,000	14,971,897
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.26%	09/18/2017	10,000	9,993,845
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.28%	10/05/2017	1,250	1,248,469
				26,214,211

Asset-Backed Securities — Fully Supported Bank–9.80%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)	1.30%	09/15/2017	6,000	5,997,038
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	1.31%	10/02/2017	15,000	14,982,973
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.24%	10/02/2017	5,000	4,994,453
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.28%	09/05/2017	2,500	2,499,579
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp)(b)(c)	1.28%	10/24/2017	8,000	7,984,652
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	1.23%	09/26/2017	5,500	5,495,047
				41,953,742

Asset-Backed Securities — Multi-Purpose–5.13%
Nieuw Amsterdam Receivables Corp.(b)(c)	1.29%	09/25/2017	15,000	14,986,823
Versailles Commercial Paper LLC(b)	1.27%	10/06/2017	7,000	6,991,145
				21,977,968

Diversified Banks–13.77%
DBS Bank Ltd.(b)(c)	1.24%	09/05/2017	5,000	4,999,150
Federation des caisses Desjardins du Quebec(b)(c)	1.24%	09/11/2017	10,000	9,996,303
NRW Bank(b)(c)	1.25%	09/08/2017	15,000	14,996,140
NRW Bank(b)(c)	1.26%	10/02/2017	2,500	2,497,231
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.27%	09/19/2017	5,000	4,996,707
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.27%	10/13/2017	4,500	4,493,206
Societe Generale S.A.(c)	1.27%	09/27/2017	12,000	11,988,958
Societe Generale S.A.(c)	1.28%	10/19/2017	5,000	4,991,296
				58,958,991

Regional Banks–1.86%
Danske Corp.(b)(c)	1.25%	09/05/2017	3,000	2,999,407
Mitsubishi UFJ Trust & Banking Corp.(c)	1.27%	10/17/2017	5,000	4,991,958
				7,991,365

Specialized Finance–2.80%
Nederlandse Waterschapsbank N.V.(b)(c)	1.25%	10/02/2017	12,000	11,987,456
Total Commercial Paper (Cost $177,081,456)				177,078,244

Certificates of Deposit–30.89%
Australia & New Zealand Banking Group, Ltd.(c)	1.08%	09/01/2017	21,000	21,000,000
BMO Harris Bank N.A.(c)	1.33%	09/12/2017	10,000	10,000,708
China Construction Bank Corp.(c)	1.50%	09/01/2017	5,000	5,000,013
China Construction Bank Corp.(c)	1.50%	09/25/2017	5,000	5,000,068
Credit Agricole Corporate & Investment Bank(c)	1.06%	09/01/2017	12,799	12,799,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
DNB Bank ASA(c)	1.07%	09/01/2017	$9,500	$9,500,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.08%	09/01/2017	9,000	9,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.27%	10/10/2017	12,000	12,000,086
KBC Bank N.V. (Belgium)(c)	1.34%	10/20/2017	15,000	14,971,803
Mizuho Bank, Ltd.(c)	1.17%	09/01/2017	21,000	21,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.28%	09/25/2017	6,000	6,000,119
Sumitomo Mitsui Trust Bank Ltd.(c)	1.18%	09/05/2017	6,000	6,000,007
Total Certificates of Deposit (Cost $132,272,313)				132,272,038

Variable Rate Demand Notes–14.99%(d)
Credit Enhanced–14.99%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	1.23%	06/01/2029	4,020	4,020,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.95%	09/01/2019	3,500	3,500,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(e)	1.25%	12/01/2031	11,485	11,485,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.24%	04/01/2047	10,000	10,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	1.22%	05/01/2037	13,605	13,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	1.30%	01/01/2033	5,260	5,260,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(e)	1.48%	11/01/2049	15,000	15,000,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(e)	1.45%	11/01/2049	1,330	1,330,000
Total Variable Rate Demand Notes (Cost $64,200,000)				64,200,000

U.S. Government Sponsored Agency Securities–4.87%(d)
Overseas Private Investment Corp. (OPIC)–4.87%
Unsec. Gtd. VRD COP (3 mo. U.S. Treasury Bill Rate)	1.10%	09/15/2022	10,000	10,006,250
Unsec. Gtd. VRD COP (3 mo. U.S. Treasury Bill Rate)	1.10%	05/15/2030	10,842	10,848,776
Total U.S. Government Sponsored Agency Securities (Cost $20,842,000)				20,855,026
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–92.10% (Cost $394,395,769)				394,405,308

			Repurchase Amount
Repurchase Agreements–7.94%(f)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $12,000,420 (collateralized by a foreign corporate obligation valued at $12,240,942; 1.25%; 07/26/2019)(c)	1.26%	09/01/2017	12,000,420	12,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by domestic and foreign corporate obligations valued at $5,249,680; 1.20%-9.80%; 04/06/2018-04/20/2026)(c)	1.26%	09/01/2017	5,000,175	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $14,003,484 (collateralized by a domestic agency mortgage-backed security valued at $14,701,353; 1.51%; 05/25/2047)(c)(g)	1.28%	09/05/2017	14,003,484	14,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $3,000,105 (collateralized by a foreign corporate obligation valued at $3,060,000; 2.00%; 08/30/2022)	1.26%	09/01/2017	3,000,105	3,000,000
Total Repurchase Agreements (Cost $34,000,000)				34,000,000
TOTAL INVESTMENTS IN SECURITIES(h)(i)–100.04% (Cost $428,395,769)				428,405,308
OTHER ASSETS LESS LIABILITIES–(0.04)%				(166,498)
NET ASSETS–100.00%				$428,238,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
RN	– Revenue Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $164,368,994, which represented 38.38% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 14.2%; Germany: 12.5%; France: 10.2%; Netherlands: 9.8%; Canada: 8.6%; other countries less than 5% each: 23.0%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.97%
U.S. Treasury Bills–12.95%(a)
U.S. Treasury Bills	0.91%	09/28/2017	$300,000	$299,796,375
U.S. Treasury Bills	0.91%	10/05/2017	300,000	299,742,166
U.S. Treasury Bills	1.06%	11/09/2017	75,000	74,847,985
U.S. Treasury Bills	1.07%	11/09/2017	450,000	449,077,126
U.S. Treasury Bills	1.06%	01/02/2018	165,000	164,404,393
U.S. Treasury Bills	1.14%	01/04/2018	500,000	498,037,759
U.S. Treasury Bills	1.13%	01/11/2018	500,000	497,937,500
U.S. Treasury Bills	1.11%	01/18/2018	500,000	497,866,736
U.S. Treasury Bills	1.14%	01/25/2018	200,000	199,083,444
U.S. Treasury Bills	1.14%	02/01/2018	300,000	298,559,250
				3,279,352,734

U.S. Treasury Notes–20.02%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.09%	04/30/2019	1,282,000	1,282,109,962
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.16%	01/31/2019	550,000	550,178,379
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.08%	07/31/2019	400,000	399,995,661
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.20%	07/31/2018	429,240	429,239,092
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2018	695,000	694,907,234
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.21%	04/30/2018	664,000	664,036,216
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.27%)(b)	1.29%	01/31/2018	300,000	300,047,182
U.S. Treasury Notes	0.63%	09/30/2017	200,000	199,979,403
U.S. Treasury Notes	2.25%	11/30/2017	250,000	250,708,795
U.S. Treasury Notes	2.63%	01/31/2018	300,000	301,865,570
				5,073,067,494
Total U.S. Treasury Securities (Cost $8,352,420,228)				8,352,420,228
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–32.97% (Cost $8,352,420,228)				8,352,420,228

			Repurchase Amount
Repurchase Agreements–67.34%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2017, maturing value of $550,016,194 (collateralized by U.S. Treasury obligations valued at $561,000,063; 0.75%-2.75%; 10/31/2018-11/15/2042)	1.06%	09/01/2017	550,016,194	550,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(d)	1.06%	10/02/2017	225,583,000	225,000,000
Bank of Montreal, joint term agreement dated 07/07/2017, aggregate maturing value of $250,669,861 (collateralized by U.S. Treasury obligations valued at $255,000,044; 0%-3.63%; 9/28/2017-8/15/2047)(d)	1.06%	10/06/2017	150,401,917	150,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(d)	1.06%	10/27/2017	125,213,472	125,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,037; 0%-5.38%; 09/14/2017-08/15/2046)	1.06%	09/01/2017	$1,250,036,806	$1,250,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(d)	1.08%	09/06/2017	552,265,952	552,150,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	2,200,067,222	2,200,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,058,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,002; 1.13%-3.63%; 05/31/2019-05/15/2045)	1.05%	09/01/2017	1,300,037,917	1,300,000,000
Citigroup Global Markets, Inc., term agreement dated 08/31/2017, maturing value of $500,102,083 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%; 11/15/2019-11/15/2045)(d)	1.05%	09/07/2017	500,102,083	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/05/2017, maturing value of $551,270,500 (collateralized by U.S. Treasury obligations valued at $561,000,010; 1.13%-3.38%; 10/31/2017-05/15/2044)	1.08%	09/20/2017	551,270,500	550,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	580,830,751	580,813,649
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/21/2017, aggregate maturing value of $200,087,500 (collateralized by U.S. Treasury obligations valued at $204,000,053; 1.50%-3.75%; 08/31/2018-11/15/2043)(d)	1.05%	09/05/2017	100,043,750	100,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 08/31/2017, maturing value of $100,020,417 (collateralized by U.S. Treasury obligations valued at $102,000,017; 0.75%-1.00%; 04/30/2018-11/30/2019)(d)	1.05%	09/07/2017	100,020,417	100,000,000
Federal Reserve Bank of New York, agreement dated 08/31/2017, maturing value of $200,005,556 (collateralized by U.S. Treasury obligations valued at $200,005,645; 1.63%-3.63%; 08/15/2022-08/15/2043)	1.00%	09/01/2017	200,005,556	200,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $805,023,926 (collateralized by U.S. Treasury obligations valued at $821,100,083; 1.88%-2.75%; 04/30/2022-02/15/2024)	1.07%	09/01/2017	805,023,926	805,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $384,011,520 (collateralized by a U.S. Treasury obligation valued at $391,680,090; 1.50%; 05/31/2020)	1.08%	09/01/2017	384,011,520	384,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $190,005,700 (collateralized by U.S. Treasury obligations valued at $193,800,035; 1.50%-2.75%; 02/28/2018-10/31/2022)	1.08%	09/01/2017	190,005,700	190,000,000
J.P. Morgan Securities Inc., agreement dated 08/31/2017, maturing value of $250,007,431 (collateralized by U.S. Treasury obligations valued at $255,002,491; 0.75%-1.50%; 03/31/2019-08/15/2019)	1.07%	09/01/2017	250,007,431	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 08/31/2017, maturing value of $250,007,361 (collateralized by U.S. Treasury obligations valued at $255,000,081; 0.13%; 04/15/2021-07/15/2024)	1.06%	09/01/2017	250,007,361	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(d)	1.08%	09/06/2017	400,086,351	400,002,350
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	400,012,000	400,000,000
Natixis, term agreement dated 08/31/2017, maturing value of $500,104,028 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0.13%-7.63%; 03/31/2018-02/15/2047)(d)	1.07%	09/07/2017	500,104,028	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Prudential Insurance Co. of America, agreement dated 08/31/2017, maturing value of $286,821,014 (collateralized by U.S. Treasury obligations valued at $292,375,640; 0%-2.50%; 11/15/2027-02/15/2045)	1.10%	09/01/2017	$286,821,014	$286,812,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2017, maturing value of $195,980,988 (collateralized by U.S. Treasury obligations valued at $199,842,600; 0%; 02/15/2022-08/15/2033)	1.10%	09/01/2017	195,980,988	195,975,000
RBC Capital Markets LLC, term agreement dated 07/06/2017, maturing value of $1,002,704,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,031; 0%-8.88%; 09/15/2017-02/15/2047)(d)	1.07%	10/05/2017	1,002,704,722	1,000,000,000
Societe Generale, open agreement dated 04/27/2017 (collateralized by U.S. Treasury obligations valued at $1,020,000,035; 0%-8.00%; 11/09/2017-05/15/2047)(e)	0.81%	—	—	1,000,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $250,463,750 (collateralized by U.S. Treasury obligations valued at $255,000,071; 0.13%-3.50%; 04/15/2020-11/15/2044)	1.06%	09/18/2017	250,463,750	250,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/31/2017, maturing value of $2,000,060,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,245; 2.00%-3.63%; 02/15/2020-07/31/2020)	1.08%	09/01/2017	2,000,060,000	2,000,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $565,016,636 (collateralized by U.S. Treasury obligations valued at $576,300,059; 2.25%-2.88%; 12/31/2020-08/15/2045)	1.06%	09/01/2017	565,016,636	565,000,000
Wells Fargo Securities, LLC, term agreement dated 06/15/2017, maturing value of $200,609,778 (collateralized by U.S. Treasury obligations valued at $204,000,080; 3.00%; 11/15/2045-05/15/2047)	1.12%	09/21/2017	200,609,778	200,000,000
Total Repurchase Agreements (Cost $17,059,753,249)				17,059,753,249
TOTAL INVESTMENTS IN SECURITIES(f)–100.31% (Cost $25,412,173,477)				25,412,173,477
OTHER ASSETS LESS LIABILITIES–(0.31)%				(78,384,598)
NET ASSETS–100.00%				$25,333,788,879

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–31.50%
Federal Farm Credit Bank (FFCB)–1.34%
Unsec. Bonds (1 mo. USD LIBOR + 0.02%)(a)	1.25%	12/27/2017	$30,000	$29,987,443
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	01/17/2018	10,000	9,997,909
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	02/26/2018	50,000	49,992,784
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	11/13/2017	8,000	7,998,466
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.31%	02/09/2018	25,000	25,000,161
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.35%	03/21/2018	20,000	20,005,054
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/06/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.03%)(a)	1.18%	03/02/2018	40,000	40,032,657
Unsec. Bonds (3 mo. USD LIBOR — 0.36%)(a)	0.95%	01/22/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR)(a)	1.31%	05/09/2018	9,500	9,512,053
				392,526,527

Federal Home Loan Bank (FHLB)–27.78%
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.29%	11/15/2017	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.28%	11/17/2017	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.30%	02/16/2018	45,000	45,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/15/2019	280,000	280,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/04/2019	62,500	62,499,897
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/08/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/11/2019	207,000	207,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	02/28/2019	235,000	235,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/11/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/14/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/25/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.10%)(a)	1.13%	12/21/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(a)	1.13%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(a)	1.13%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/10/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	07/03/2018	300,000	300,000,109
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.10%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.06%	03/06/2018	225,000	225,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.05%	03/09/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.07%	03/14/2018	300,000	300,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.08%	03/15/2018	75,000	75,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.07%	03/16/2018	350,000	350,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.09%	03/19/2018	145,000	145,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.05%	03/19/2018	275,000	275,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/12/2018	220,000	220,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/13/2018	225,000	224,999,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/20/2018	$86,000	$85,995,764
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/23/2018	140,000	139,995,427
Unsec. Bonds (3 mo. USD LIBOR — 0.31%)(a)	1.01%	08/15/2018	58,000	57,979,351
Unsec. Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/08/2018	230,000	230,001,276
Unsec. Disc. Notes(b)	0.95%	10/11/2017	143,700	143,548,316
Unsec. Disc. Notes(b)	0.95%	10/13/2017	58,200	58,135,495
Unsec. Global Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	09/06/2017	25,000	25,000,004
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%)(a)	1.30%	12/07/2017	22,000	21,999,476
Unsec. Global Bonds (1 mo. USD LIBOR — 0.05%)(a)	1.18%	07/12/2018	200,000	200,061,932
Unsec. Global Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	03/01/2019	115,000	115,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/21/2018	150,000	150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.11%	11/19/2018	120,000	120,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.04%)(a)	1.27%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.10%)(a)	1.22%	11/15/2017	60,000	59,996,198
Unsec. Global Bonds (3 mo. USD LIBOR — 0.16%)(a)	1.16%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.08%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.34%)(a)	0.97%	01/23/2018	93,000	93,003,693
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	01/23/2018	237,000	237,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/09/2018	100,000	100,000,000
				8,120,216,562

Federal Home Loan Mortgage Corp. (FHLMC)–0.68%
Unsec. Disc. Notes(b)	1.09%	12/13/2017	100,000	99,689,570
Unsec. Global Notes (3 mo. USD LIBOR — 0.03%)(a)	1.27%	01/08/2018	100,000	100,000,000
				199,689,570

Federal National Mortgage Association (FNMA)–0.51%
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	09/08/2017	35,000	34,999,348
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	10/05/2017	112,815	112,810,347
				147,809,695

Overseas Private Investment Corp. (OPIC)–1.19%
Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.04%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.04%	07/15/2025	41,778	41,777,779
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.10%	07/09/2026	45,900	45,900,000
				347,677,779
Total U.S. Government Sponsored Agency Securities (Cost $9,207,920,133)				9,207,920,133

U.S. Treasury Securities–5.52%(b)
U.S. Treasury Bills–5.11%
U.S. Treasury Bills	1.06%	01/02/2018	200,000	199,278,058
U.S. Treasury Bills	1.13%	01/04/2018	100,000	99,609,375
U.S. Treasury Bills	1.14%	01/04/2018	250,000	249,019,097
U.S. Treasury Bills	1.13%	01/11/2018	347,000	345,568,625
U.S. Treasury Bills	1.14%	01/11/2018	3,000	2,987,570
U.S. Treasury Bills	1.11%	01/18/2018	350,000	348,506,715
U.S. Treasury Bills	1.14%	01/25/2018	250,000	248,854,305
				1,493,823,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–0.41%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.08%	07/31/2019	$120,000	$119,996,945
Total U.S. Treasury Securities (Cost $1,613,820,690)				1,613,820,690
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–37.02% (Cost $10,821,740,823)				10,821,740,823

			Repurchase Amount
Repurchase Agreements–63.76%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2017, aggregate maturing value of $600,017,833 (collateralized by domestic mortgage-backed securities valued at $612,000,000; 1.50%-6.50%; 10/01/2024-03/20/2047)	1.07%	09/01/2017	310,009,214	310,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(e)	1.06%	10/02/2017	225,583,000	225,000,000
Bank of Montreal, joint term agreement dated 07/07/2017, aggregate maturing value of $250,669,861 (collateralized by U.S. Treasury obligations valued at $255,000,044; 0%-3.63%; 09/28/2017-8/15/2047)(e)	1.06%	10/06/2017	100,267,944	100,000,000
Bank of Montreal, joint term agreement dated 07/26/2017, aggregate maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,080; 0.63%-8.00%; 04/30/2018-07/20/2047)(e)	1.09%	10/24/2017	125,340,625	125,000,000
Bank of Montreal, joint term agreement dated 08/14/2017, aggregate maturing value of $250,682,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,051; 1.38%-8.00%; 11/30/2019-06/20/2047)(e)	1.08%	11/13/2017	195,532,350	195,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(e)	1.06%	10/27/2017	75,128,083	75,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(e)	1.08%	09/06/2017	693,145,530	693,000,000
BMO Capital Markets Corp., term agreement dated 07/26/2017, maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities, domestic non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $204,000,001; 0%-9.65%; 01/26/2018-08/20/2047)(e)	1.09%	10/24/2017	200,545,000	200,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	2,200,067,222	2,200,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,058,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,002; 1.13%-3.63%; 05/31/2019-05/15/2045)	1.05%	09/01/2017	700,020,416	700,000,000
Citigroup Global Markets, Inc., agreement dated 08/31/2017, maturing value of $400,011,778 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%; 11/15/2027-11/15/2046)	1.06%	09/01/2017	225,006,625	225,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	651,434,876	651,415,695
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities, and U.S. Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	24,124,687	24,123,963
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/21/2017, aggregate maturing value of $200,087,500 (collateralized by U.S. Treasury obligations valued at $204,000,053; 1.50%-3.75%; 08/31/2018-11/15/2043)(e)	1.05%	09/05/2017	100,043,750	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/28/2017, aggregate maturing value of $500,116,667 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 1.00%-4.50%; 05/15/2018-07/01/2047)(e)	1.05%	09/05/2017	$415,096,833	$415,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 08/29/2017, maturing value of $200,040,444 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $204,000,001; 2.00%-4.00%; 05/31/2024-05/01/2047)(e)	1.04%	09/05/2017	200,040,444	200,000,000
Federal Reserve Bank of New York, agreement dated 08/31/2017, maturing value of $200,005,556 (collateralized by U.S. Treasury obligations valued at $200,005,594; 1.63%-4.38%; 08/15/2022-05/15/2041)	1.00%	09/01/2017	200,005,556	200,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $300,009,000 (collateralized by U.S. Treasury obligations valued at $306,000,002; 1.75%-2.00%; 12/31/2020-11/30/2022)	1.08%	09/01/2017	300,009,000	300,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $400,012,000 (collateralized by U.S. Treasury obligations valued at $408,000,014; 1.88%-2.25%; 04/30/2022-01/31/2024)	1.08%	09/01/2017	400,012,000	400,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $805,023,926 (collateralized by U.S. Treasury obligations valued at $821,100,039; 1.25%-1.88%; 08/31/2019-04/30/2022)	1.07%	09/01/2017	805,023,926	805,000,000
Goldman Sachs & Co., agreement dated 08/31/2017, maturing value of $500,014,583 (collateralized by U.S. Treasury obligations and U.S. government sponsored agency obligations valued at $510,000,019; 0%-3.45%; 09/14/2017-02/15/2044)	1.05%	09/01/2017	500,014,583	500,000,000
ING Financial Markets, LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $400,083,222 (collateralized by domestic agency mortgage-backed securities valued at $408,000,612; 2.02%-4.00%; 02/15/2038-06/20/2047)(e)	1.07%	09/07/2017	275,057,215	275,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2017, maturing value of $135,234,900 (collateralized by U.S. government sponsored agency obligations valued at $137,703,614; 1.00%-6.75%; 03/27/2019-07/15/2036)(e)	1.08%	09/08/2017	135,234,900	135,000,000
ING Financial Markets, LLC, term agreement dated 08/25/2017, maturing value of $250,050,556 (collateralized by domestic agency mortgage-backed securities valued at $255,001,135; 4.00%-4.50%; 09/20/2045-05/20/2047)(e)	1.04%	09/01/2017	250,050,556	250,000,000
ING Financial Markets, LLC, term agreement dated 08/31/2017, maturing value of $220,000,000 (collateralized by a domestic agency mortgage-backed security and U.S. government sponsored agency obligations valued at $224,404,583; 0.75%-5.36%; 11/24/2017-09/20/2045)	1.30%	10/02/2017	220,000,000	220,000,000
Lloyds Bank PLC, joint term agreement dated 08/30/2017, aggregate maturing value of $500,515,556 (collateralized by U.S. Treasury obligations valued at $509,889,835; 0.75%-2.25%, 12/31/2017-08/15/2021)	1.16%	10/02/2017	380,391,822	380,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., joint agreement dated 08/31/2017, aggregate maturing value of $100,003,000 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 3.00%; 05/25/2046)	1.08%	09/01/2017	65,001,950	65,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(e)	1.08%	09/06/2017	510,017,775	510,000,675
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	475,014,250	475,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2017, maturing value of $304,034,290 (collateralized by U.S. Treasury obligations valued at $309,859,050; 0%; 02/15/2026-05/15/2045)	1.10%	09/01/2017	304,034,290	304,025,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2017, maturing value of $179,555,486 (collateralized by U.S. Treasury obligations valued at $183,032,300; 0%; 11/15/2028-08/15/2033)	1.10%	09/01/2017	179,555,486	179,550,000
RBC Capital Markets LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,025; 0%-8.00%; 04/25/2018-07/25/2047)(a)(e)	1.16%	10/31/2017	590,000,000	590,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, joint term agreement dated 07/12/2017, aggregate maturing value of $345,931,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,001; 0%-4.50%; 02/01/2026-07/20/2067)(e)	1.08%	10/10/2017	$335,904,500	$335,000,000
RBC Capital Markets LLC, joint term agreement dated 07/18/2017, aggregate maturing value of $500,443,056 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury securities valued at $510,000,080; 0%-6.38%; 10/31/2017-07/20/2067)(a)(e)	1.10%	10/16/2017	435,385,459	435,000,000
RBC Capital Markets LLC, joint term agreement dated 07/21/2017, aggregate maturing value of $500,015,278 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.13%-4.50%; 02/01/2026-09/01/2047)(a)(e)	1.10%	10/19/2017	410,012,528	410,000,000
RBC Capital Markets LLC, joint term agreement dated 08/14/2017, aggregate maturing value of $601,653,167 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 2.50%-4.50%; 02/01/2032-09/01/2047)(e)	1.09%	11/13/2017	481,322,533	480,000,000
Societe Generale, joint open agreement dated 04/27/2017 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0%-9.00%; 11/09/2017-05/15/2045)(f)	0.83%	—	—	1,115,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $175,324,625 (collateralized by U.S. Treasury obligations and a domestic agency mortgage-backed security valued at $178,500,000; 0.13%-8.13%; 03/31/2018-11/01/2030)	1.06%	09/18/2017	175,324,625	175,000,000
Societe Generale, term agreement dated 08/28/2017, maturing value of $400,094,222 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $408,000,000; 0.38%-5.97%; 11/01/2017-07/20/2047)(e)	1.06%	09/05/2017	400,094,222	400,000,000
Societe Generale, term agreement dated 08/30/2017, maturing value of $400,080,889 (collateralized by U.S. Treasury obligations valued at $510,000,047; 0%-6.50%; 10/26/2017-11/15/2044)	1.04%	09/06/2017	400,080,889	400,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,061,111 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,167; 3.00%-4.00%; 10/20/2042-05/20/2047)	1.10%	09/01/2017	1,610,049,194	1,610,000,000
TD Securites (USA) LLC, agreement dated 08/31/2017, maturing value of $500,015,000 (collateralized by U.S. Treasury obligations valued at $510,000,088; 0.13%-2.50%; 07/31/2019-01/15/2029)	1.08%	09/01/2017	500,015,000	500,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $700,020,806 (collateralized by domestic agency mortgage-backed securities valued at $714,000,001; 3.00%-4.00%; 06/01/2032-08/01/2047)	1.07%	09/01/2017	700,020,806	700,000,000
Wells Fargo Securities, LLC, term agreement dated 06/19/2017, maturing value of $50,138,111 (collateralized by domestic agency mortgage-backed securities valued at $51,000,001; 3.50%; 04/01/2047-08/01/2047)	1.13%	09/15/2017	50,138,111	50,000,000
Total Repurchase Agreements (Cost $18,637,115,333)				18,637,115,333
TOTAL INVESTMENTS IN SECURITIES(g)–100.78% (Cost $29,458,856,156)				29,458,856,156
OTHER ASSETS LESS LIABILITIES–(0.78)%				(229,260,956)
NET ASSETS–100.00%				$29,229,595,200

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed

LIBOR	– London Interbank Offered Rate
Sec.	– Secured
Sr.	– Senior

Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–101.08%
U.S. Treasury Bills–74.83%(a)
U.S. Treasury Bills	0.90%	09/07/2017	$11,000	$10,998,350
U.S. Treasury Bills	0.96%	09/07/2017	50,000	49,992,017
U.S. Treasury Bills	0.97%	09/07/2017	1,500	1,499,757
U.S. Treasury Bills	0.99%	09/07/2017	128,000	127,978,984
U.S. Treasury Bills	0.82%	09/14/2017	50,000	49,985,195
U.S. Treasury Bills	0.87%	09/14/2017	7,600	7,597,612
U.S. Treasury Bills	0.95%	09/14/2017	23,600	23,591,904
U.S. Treasury Bills	0.88%	09/21/2017	2,100	2,098,972
U.S. Treasury Bills	0.90%	09/21/2017	7,000	6,996,516
U.S. Treasury Bills	0.95%	09/21/2017	60,000	59,968,483
U.S. Treasury Bills	0.97%	09/21/2017	80,000	79,956,229
U.S. Treasury Bills	0.91%	09/28/2017	60,000	59,959,027
U.S. Treasury Bills	0.96%	09/28/2017	100,000	99,927,963
U.S. Treasury Bills	0.99%	09/28/2017	20,000	19,985,202
U.S. Treasury Bills	1.05%	10/05/2017	15,000	14,985,125
U.S. Treasury Bills	0.96%	10/26/2017	15,000	14,978,206
U.S. Treasury Bills	1.08%	11/02/2017	20,000	19,962,938
U.S. Treasury Bills	1.07%	11/09/2017	45,000	44,908,144
U.S. Treasury Bills	1.04%	11/16/2017	45,000	44,901,675
U.S. Treasury Bills	1.00%	11/24/2017	20,000	19,953,333
U.S. Treasury Bills	1.01%	11/24/2017	20,000	19,953,100
U.S. Treasury Bills	1.02%	11/30/2017	25,000	24,936,250
U.S. Treasury Bills	1.08%	12/21/2017	5,200	5,182,764
U.S. Treasury Bills	1.11%	12/28/2017	10,000	9,963,764
U.S. Treasury Bills	1.06%	01/02/2018	15,000	14,945,675
U.S. Treasury Bills	1.13%	01/04/2018	15,000	14,941,406
U.S. Treasury Bills	1.12%	01/11/2018	2,600	2,589,418
U.S. Treasury Bills	1.13%	01/11/2018	40,000	39,835,000
U.S. Treasury Bills	1.11%	01/18/2018	60,000	59,744,008
U.S. Treasury Bills	1.14%	01/25/2018	15,000	14,931,258
U.S. Treasury Bills	1.14%	02/01/2018	10,000	9,951,975
U.S. Treasury Bills	1.12%	02/08/2018	5,000	4,975,211
U.S. Treasury Bills	1.14%	02/08/2018	10,000	9,949,556
U.S. Treasury Bills	1.12%	02/15/2018	16,000	15,917,521
				1,008,042,538

U.S. Treasury Notes–26.25%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2017	70,000	70,018,289
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.21%	04/30/2018	30,000	30,015,443
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.20%	07/31/2018	53,000	53,010,861
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2018	40,000	40,007,308
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.16%	01/31/2019	49,000	49,014,427
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.09%	04/30/2019	38,000	38,004,460
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.08%	07/31/2019	10,000	9,999,027
U.S. Treasury Notes	0.63%	09/30/2017	16,500	16,493,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Notes	0.75%	10/31/2017	$20,000	$19,989,583
U.S. Treasury Notes	0.63%	11/30/2017	22,000	21,975,706
U.S. Treasury Notes	2.25%	11/30/2017	5,000	5,014,176
				353,542,908
TOTAL INVESTMENTS IN SECURITIES–101.08% (Cost $1,361,585,446)				1,361,585,446
OTHER ASSETS LESS LIABILITIES–(1.08)%				(14,596,815)
NET ASSETS–100.00%				$1,346,988,631

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.85%
Alabama–4.02%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.83%	07/01/2040	$7,530	$7,530,000

Arizona–2.43%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	01/01/2046	240	240,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	2,685	2,685,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	1,640	1,640,000
				4,565,000

California–3.95%
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC–Mizuho Bank, Ltd.)(a)(b)	0.80%	11/01/2026	2,000	2,000,000
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.73%	05/01/2034	2,710	2,710,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.74%	08/01/2042	2,700	2,700,000
				7,410,000

Colorado–1.12%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	07/01/2034	1,040	1,040,000
				2,103,000

Delaware–1.65%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	09/01/2036	3,085	3,085,000

District of Columbia–5.04%
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.79%	10/01/2036	5,895	5,895,000
District of Columbia Metropolitan Airports Authority (Dulles Toll Road); Series 2017 1, Sr. Second Lien Commercial Paper Notes (LOC–JPMorgan Chase Bank, N.A.)(b)	0.92%	10/25/2017	2,255	2,255,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.92%	01/01/2029	1,297	1,297,000
				9,447,000

Florida–3.59%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	0.80%	10/01/2050	2,800	2,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	0.88%	11/01/2036	2,445	2,445,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	0.79%	11/01/2038	1,500	1,500,000
				6,745,000

Georgia–4.82%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	01/01/2020	750	750,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.71%	09/01/2035	4,190	4,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	0.80%	01/01/2036	$3,000	$3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	09/01/2020	1,100	1,100,000
				9,040,000

Illinois–3.97%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris Bank N.A.)(a)(b)	0.83%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris Bank N.A.)(a)(b)(d)	0.90%	10/01/2017	200	200,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris Bank N.A.)(a)(b)	0.88%	09/01/2024	300	300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.76%	12/01/2046	4,935	4,935,000
				7,435,000

Indiana–10.10%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.79%	08/01/2028	2,125	2,125,000
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	08/01/2037	5,240	5,240,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.80%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	0.74%	07/01/2035	3,682	3,681,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	10/01/2019	500	500,000
				18,931,500

Louisiana–0.79%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.80%	07/01/2047	1,490	1,490,000

Massachusetts–1.85%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.85%	10/01/2038	1,650	1,650,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	1,800	1,814,630
				3,464,630

Michigan–0.39%
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.81%	03/01/2031	740	740,000

Minnesota–5.02%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.87%	10/15/2033	1,175	1,175,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.84%	01/01/2025	260	260,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.88%	11/15/2031	3,590	3,590,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.83%	11/01/2035	1,200	1,200,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.82%	10/01/2033	3,185	3,185,000
				9,410,000

Mississippi–1.63%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,700	1,700,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,350	1,350,000
				3,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–3.85%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.84%	11/01/2037	$565	$565,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	02/01/2031	5,695	5,695,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.89%	12/01/2019	960	960,000
				7,220,000

New Hampshire–1.14%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.80%	07/01/2038	2,130	2,130,000

New York–3.71%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA, N.A.)(a)(b)(c)	0.80%	11/01/2036	5,050	5,050,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.88%	11/01/2049	1,900	1,900,000
				6,950,000

North Carolina–0.93%
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	05/01/2036	1,735	1,735,000

Ohio–3.39%
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.77%	05/01/2026	6,356	6,356,000

Pennsylvania–3.69%
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	06/01/2037	705	705,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.80%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	10/15/2025	2,730	2,730,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	09/01/2028	686	686,000
				6,916,000

South Carolina–3.08%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.78%	11/01/2025	5,765	5,765,000

Texas–20.87%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.81%	08/01/2035	7,635	7,635,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	0.85%	11/01/2041	4,400	4,400,000
Houston (City of); Series 2017 G-2, Commercial Paper Notes	0.88%	10/11/2017	4,100	4,100,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.83%	10/01/2024	2,285	2,285,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	04/01/2026	1,715	1,715,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co. (The))(a)(b)	0.80%	11/15/2050	3,500	3,500,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,872,885
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.75%	08/01/2025	4,120	4,120,000
				39,112,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–4.37%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.77%	11/01/2024	$5,290	$5,290,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.84%	04/01/2042	2,900	2,900,000
				8,190,000

Virginia–1.39%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	0.79%	08/01/2037	2,500	2,500,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.83%	12/01/2019	100	100,000
				2,600,000

Washington–2.24%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	0.81%	09/01/2049	4,200	4,200,000

West Virginia–1.55%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.81%	01/01/2034	2,900	2,900,000

Wisconsin–2.27%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.85%	10/01/2042	4,265	4,265,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)–102.85% (Cost $192,786,015)				192,786,015
OTHER ASSETS LESS LIABILITIES–(2.85)%				(5,337,508)
NET ASSETS–100.00%				$187,448,507

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit

MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
SR.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.7%; other countries less than 5% each: 11.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $1,497,000, which represented less than 1% of the Fund’s Net Assets.
(e)	Also represents cost for federal income tax purposes.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Royal Bank of Canada	6.8%
Federal Home Loan Bank	5.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Assets and Liabilities

August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$285,454,625	$394,405,308	$8,352,420,228	$10,821,740,823	$1,361,585,446	$192,786,015
Repurchase agreements, at value and cost	37,979,281	34,000,000	17,059,753,249	18,637,115,333	—	—
Cash	—	—	94,420,441	94,999,673	896,193	—
Receivable for:
Investments sold	—	45,000	—	—	—	490,020
Interest	173,767	178,493	11,749,146	13,325,595	463,784	131,053
Fund expenses absorbed	—	—	211,762	57,650	16,388	14,389
Investment for trustee deferred compensation and retirement plans	3,638,934	1,021,952	2,208,111	1,003,702	129,682	370,683
Other assets	40,282	171,889	81,214	100,382	43,305	85,542
Total assets	327,286,889	429,822,642	25,520,844,151	29,568,343,158	1,363,134,798	193,877,702

Liabilities:
Payable for:
Investments purchased	—	—	164,404,393	314,278,058	14,945,675	5,872,885
Dividends	276,489	387,593	18,794,281	22,439,910	966,129	81,823
Accrued fees to affiliates	165,536	5,237	823,533	700,153	48,227	28,115
Accrued trustees’ and officer’s fees and benefits	3,517	3,493	44,297	48,346	5,280	3,316
Accrued operating expenses	46,904	42,026	444,412	110,355	37,407	30,078
Trustee deferred compensation and retirement plans	4,134,626	1,145,483	2,544,356	1,171,136	143,449	412,978
Total liabilities	4,627,072	1,583,832	187,055,272	338,747,958	16,146,167	6,429,195
Net assets applicable to shares outstanding	$322,659,817	$428,238,810	$25,333,788,879	$29,229,595,200	$1,346,988,631	$187,448,507

Net assets consist of:
Shares of beneficial interest	$322,503,176	$427,460,057	$25,333,609,855	$29,229,917,513	$1,347,073,382	$187,606,997
Undistributed net investment income	125,723	768,843	445,995	208,988	(12,543)	(104,955)
Undistributed net realized gain (loss)	—	371	(266,971)	(531,301)	(72,208)	(53,535)
Net unrealized appreciation	30,918	9,539	—	—	—	—
	$322,659,817	$428,238,810	$25,333,788,879	$29,229,595,200	$1,346,988,631	$187,448,507
Cost of Investments	$323,402,988	$428,395,769	$25,412,173,477	$29,458,856,156	$1,361,585,446	$192,786,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$296,174,321	$423,930,932	$22,803,973,038	$27,691,416,187	$1,306,370,262	$110,816,766
Private Investment Class	$6,982,006	$1,844,848	$574,807,664	$510,488,763	$3,223,981	$27,351,993
Personal Investment Class	$11,222	$610,629	$140,235,512	$21,129,031	$47,840	$2,006,095
Cash Management Class	$7,737,732	$1,148,091	$479,399,595	$169,027,032	$1,617,600	$27,616,253
Reserve Class	$944,472	$500,652	$250,727,901	$170,954,562	$35,624,693	$13,658,227
Resource Class	$1,326,988	$183,550	$476,818,226	$342,143,113	$94,179	$5,999,172
Corporate Class	$9,483,076	$20,108	$607,826,943	$324,436,512	$10,076	$1

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	296,102,352	423,925,317	22,803,135,981	27,691,615,090	1,306,397,259	110,799,256
Private Investment Class	6,980,431	1,844,823	574,788,954	510,492,338	3,224,048	27,347,499
Personal Investment Class	11,220	610,621	140,230,129	21,129,180	47,841	2,005,772
Cash Management Class	7,735,988	1,148,076	479,382,074	169,028,273	1,617,634	27,611,796
Reserve Class	944,255	500,645	250,718,593	170,955,789	35,625,414	13,656,022
Resource Class	1,326,687	183,548	476,800,051	342,145,363	94,182	5,998,206
Corporate Class	9,480,941	20,108	607,804,903	324,438,189	10,077	1
Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$6,810,832	$4,266,474	$156,973,970	$178,175,877	$7,892,025	$1,517,743

Expenses:
Advisory fees	1,481,376	804,864	33,720,107	24,298,014	1,561,957	399,149
Administrative services fees	553,420	314,385	7,898,423	8,498,345	659,087	109,872
Custodian fees	265	12,373	505,956	335,169	14,323	4,867
Distribution fees:
Private Investment Class	101,329	20,872	1,616,147	1,430,267	6,294	56,606
Personal Investment Class	9,280	71,919	705,239	92,539	3,592	11,376
Cash Management Class	28,064	14,645	313,732	115,650	1,621	27,385
Reserve Class	49,635	22,386	1,424,011	2,875,773	518,893	190,218
Resource Class	3,024	4,468	725,807	538,459	305	5,029
Corporate Class	7,998	5	249,266	81,215	85	6
Transfer agent fees	88,883	48,292	2,023,206	1,951,916	106,826	17,962
Trustees’ and officers’ fees and benefits	60,794	30,956	378,435	357,259	36,341	31,296
Registration and filing fees	101,526	107,702	143,043	247,284	86,196	90,518
Reports to shareholders	38,010	20,838	92,147	86,383	12,730	15,745
Professional services fees	40,729	49,695	216,492	176,385	52,162	39,744
Other	187,157	67,781	381,492	213,596	44,307	30,818
Total expenses	2,751,490	1,591,181	50,393,503	41,298,254	3,104,719	1,030,591
Less: Fees waived	(811,954)	(560,705)	(6,345,738)	(2,129,103)	(838,375)	(491,046)
Net expenses	1,939,536	1,030,476	44,047,765	39,169,151	2,266,344	539,545
Net investment income	4,871,296	3,235,998	112,926,205	139,006,726	5,625,681	978,198

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	284,449	371	39,369	(531,300)	(69,048)	(14,722)
Change in net unrealized appreciation of investment securities	30,918	9,539	—	—	—	—
Net increase in net assets resulting from operations	$5,186,663	$3,245,908	$112,965,574	$138,475,426	$5,556,633	$963,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2017 and 2016

	Liquid Assets Portfolio		STIC Prime Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$4,871,296	$65,311,251	$3,235,998	$6,158,242
Net realized gain	284,449	647,321	371	1,377
Change in net unrealized appreciation	30,918	—	9,539	—
Net increase in net assets resulting from operations	5,186,663	65,958,572	3,245,908	6,159,619

Distributions to shareholders from net investment income:
Institutional Class	(4,489,048)	(59,772,506)	(3,118,898)	(4,848,718)
Private Investment Class	(84,531)	(183,013)	(18,217)	(213,182)
Personal Investment Class	(1,713)	(40,091)	(26,443)	(164,965)
Cash Management Class	(138,836)	(660,627)	(59,666)	(649,934)
Reserve Class	(6,618)	(87,134)	(5,654)	(53,243)
Resource Class	(8,281)	(15,089)	(6,995)	(32,359)
Corporate Class	(142,269)	(4,552,791)	(125)	(195,841)
Total distributions from net investment income	(4,871,296)	(65,311,251)	(3,235,998)	(6,158,242)

Distributions to shareholders from net realized gains:
Institutional Class	(2,877,921)	—	—	—
Private Investment Class	(90,311)	—	—	—
Personal Investment Class	(5,195)	—	—	—
Cash Management Class	(133,371)	—	—	—
Reserve Class	(25,060)	—	—	—
Resource Class	(1,213)	—	—	—
Corporate Class	(67,014)	—	—	—
Total distributions from net realized gains	(3,200,085)	—	—	—

Share transactions–net:
Institutional Class	(10,122,727,290)	(5,553,230,110)	(1,183,946,896)	(156,797,441)
Private Investment Class	(234,302,026)	(42,171,998)	(139,216,079)	(21,155,334)
Personal Investment Class	(29,230,918)	(86,151,515)	(116,863,502)	(98,600)
Cash Management Class	(242,827,588)	(207,380,539)	(166,722,672)	(315,722,141)
Reserve Class	(99,217,916)	(56,031,914)	(20,973,659)	(28,926,016)
Resource Class	(5,919,518)	(65,429,204)	(16,683,703)	(2,843,872)
Corporate Class	(160,159,887)	(884,537,893)	11,449	(77,034,376)
Net increase (decrease) in net assets resulting from share transactions	(10,894,385,143)	(6,894,933,173)	(1,644,395,062)	(602,577,780)
Net increase (decrease) in net assets	(10,897,269,861)	(6,894,285,852)	(1,644,385,152)	(602,576,403)

Net assets:
Beginning of year	11,219,929,678	18,114,215,530	2,072,623,962	2,675,200,365
End of year*	$322,659,817	$11,219,929,678	$428,238,810	$2,072,623,962
* Includes accumulated undistributed net investment income	$125,723	$2,544,735	$768,843	$873,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the years ended August 31, 2017 and 2016

	Treasury Portfolio		Government & Agency Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$112,926,205	$20,948,253	$139,006,726	$10,802,684
Net realized gain (loss)	39,369	223,426	(531,300)	118,647
Net increase in net assets resulting from operations	112,965,574	21,171,679	138,475,426	10,921,331

Distributions to shareholders from net investment income:
Institutional Class	(103,892,394)	(15,100,629)	(133,552,021)	(8,855,873)
Private Investment Class	(1,423,813)	(334,722)	(1,460,534)	(403,391)
Personal Investment Class	(253,848)	(86,109)	(41,168)	(10,692)
Cash Management Class	(1,754,490)	(3,039,766)	(705,201)	(218,373)
Reserve Class	(324,958)	(62,197)	(661,922)	(263,352)
Resource Class	(1,659,524)	(274,847)	(1,330,994)	(73,436)
Corporate Class	(3,617,178)	(2,049,983)	(1,254,886)	(977,567)
Total distributions from net investment income	(112,926,205)	(20,948,253)	(139,006,726)	(10,802,684)

Share transactions–net:
Institutional Class	2,935,444,591	12,017,922,118	16,975,145,658	6,496,754,225
Private Investment Class	14,784,721	98,893,095	169,627,850	(81,684,720)
Personal Investment Class	17,413,815	(39,231,210)	13,622,071	(29,659,491)
Cash Management Class	75,974,874	(4,900,693,362)	18,926,896	(72,740,853)
Reserve Class	91,599,025	123,516,873	(144,921,764)	8,359,709
Resource Class	(6,111,394)	158,444,863	246,458,843	(2,217,786)
Corporate Class	(565,402,977)	(597,367,186)	8,002,319	(314,733,978)
Net increase in net assets resulting from share transactions	2,563,702,655	6,861,485,191	17,286,861,873	6,004,077,106
Net increase in net assets	2,563,742,024	6,861,708,617	17,286,330,573	6,004,195,753

Net assets:
Beginning of year	22,770,046,855	15,908,338,238	11,943,264,627	5,939,068,874
End of year*	$25,333,788,879	$22,770,046,855	$29,229,595,200	$11,943,264,627
* Includes accumulated undistributed net investment income	$445,995	$(21,274)	$208,988	$90,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the years ended August 31, 2017 and 2016

	Treasury Obligations Portfolio		Tax-Free Cash Reserve Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$5,625,681	$188,034	$978,198	$702,207
Net realized gain (loss)	(69,048)	15,288	(14,722)	5,988
Net increase in net assets resulting from operations	5,556,633	203,322	963,476	708,195

Distributions to shareholders from net investment income:
Institutional Class	(5,499,185)	(78,969)	(638,667)	(628,540)
Private Investment Class	(6,562)	(5,685)	(82,433)	(18,929)
Personal Investment Class	(821)	(2,859)	(6,683)	(1,951)
Cash Management Class	(6,763)	(43,887)	(164,964)	(33,087)
Reserve Class	(111,357)	(51,534)	(71,643)	(16,951)
Resource Class	(601)	(2,214)	(13,707)	(1,923)
Corporate Class	(392)	(2,886)	(101)	(826)
Total distributions from net investment income	(5,625,681)	(188,034)	(978,198)	(702,207)

Share transactions–net:
Institutional Class	1,185,273,759	15,581,368	(339,954,549)	(5,243,578)
Private Investment Class	(2,936,998)	177,746	2,881,656	(6,001,459)
Personal Investment Class	(2,559,557)	652,387	(390,938)	(1,226,815)
Cash Management Class	(29,769,108)	(13,633,574)	(3,056,555)	(20,346,066)
Reserve Class	(1,007,763)	30,758,077	(7,877,273)	(239,848)
Resource Class	(99,477)	(2,177,935)	3,587,633	(2,115,602)
Corporate Class	(2,933,744)	(25,066,209)	(32,063)	(26,445,210)
Net increase (decrease) in net assets resulting from share transactions	1,145,967,112	6,291,860	(344,842,089)	(61,618,578)
Net increase (decrease) in net assets	1,145,898,064	6,307,148	(344,856,811)	(61,612,590)

Net assets:
Beginning of year	201,090,567	194,783,419	532,305,318	593,917,908
End of year*	$1,346,988,631	$201,090,567	$187,448,507	$532,305,318
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

August 31, 2017

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Liquid Assets Portfolio and STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Liquid Assets Portfolio and STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

33                         Short-Term Investments Trust

Liquid Assets Portfolio determines its NAV per share multiple times per day.

Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Liquid Asset Portfolio’s and STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay in-kind income received in the form of securities in-lieu of cash is recorded as interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

34                         Short-Term Investments Trust

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and

35                         Short-Term Investments Trust

Invesco Canada Ltd. and, for Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended August 31, 2017, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Treasury Obligations Portfolio	0.13%
Tax-Free Cash Reserve Portfolio	0.20%

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$775,879	$—
STIC Prime Portfolio	491,412	—
Treasury Portfolio	4,848,110	—
Government & Agency Portfolio	—	—
Treasury Obligations Portfolio	435,239	8,169
Tax-Free Cash Reserve Portfolio	331,840	—

Voluntary fee waivers for the year ended August 31, 2017 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$2,312	$3,844	$0	$29,919	N/A	N/A
STIC Prime Portfolio	6,443	46,176	N/A	16,632	$42	N/A
Treasury Portfolio	268,452	295,938	N/A	902,854	30,384	N/A
Government & Agency Portfolio	205,332	34,736	N/A	1,882,669	6,366	N/A
Treasury Obligations Portfolio	2,319	3,165	514	388,874	76	$19
Tax-Free Cash Reserve Portfolio	10,328	6,440	1,247	140,793	398	N/A

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

36                         Short-Term Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively. The fees are accrued daily and paid monthly.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$516,193,208	$569,241,840	$0
STIC Prime Portfolio	235,118,755	240,049,293	0
Tax-Free Cash Reserve Portfolio	401,997,329	604,685,560	0

37                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2017 and 2016:

	2017	2016
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$8,071,381	$65,311,251
STIC Prime Portfolio	3,235,998	6,158,242
Treasury Portfolio	112,926,205	20,948,253
Government & Agency Portfolio	139,006,726	10,802,684
Treasury Obligations Portfolio	5,625,681	188,034
Tax-Free Cash Reserve Portfolio	978,198	702,207

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation) — Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$4,064,761	$30,918	$(3,939,038)	$—	$322,503,176	$322,659,817
STIC Prime Portfolio	1,856,602	9,539	(1,087,388)	—	427,460,057	428,238,810
Treasury Portfolio	2,873,233	—	(2,427,237)	(266,972)	25,333,609,855	25,333,788,879
Government & Agency Portfolio	1,327,059	—	(1,118,072)	(531,300)	29,229,917,513	29,229,595,200
Treasury Obligations Portfolio	122,962	(10,673)	(135,505)	(61,535)	1,347,073,382	1,346,988,631
Tax-Free Cash Reserve Portfolio	286,736	—	(391,691)	(53,535)	187,606,997	187,448,507

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

38                         Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2017 which expires as follows:

	Short-Term		Not Subject to Expiration	Total*
Fund	2018	2019
Liquid Assets Portfolio	$—	$—	$—	$—
STIC Prime Portfolio	—	—	—	—
Treasury Portfolio	—	—	266,972	266,972
Government & Agency Portfolio	—	—	531,300	531,300
Treasury Obligations Portfolio	—	—	61,535	61,535
Tax-Free Cash Reserve Portfolio	8,740	30,074	14,721	53,535

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2017
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Obligations Portfolio	$1,361,596,119	$—	$(10,673)	$(10,673)

*	For Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2017 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$(2,419,012)	$2,268,315	$150,697
STIC Prime Portfolio	(104,335)	(1,377)	105,712
Treasury Portfolio	467,269	(467,269)	—
Government & Agency Portfolio	118,648	(118,648)	—
Treasury Obligations Portfolio	—	(3)	3
Tax-Free Cash Reserve Portfolio	—	—	—

39                         Short-Term Investments Trust

NOTE 10—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,846,205,589	$8,846,379,006	206,922,537,697	$206,922,537,697
Private Investment Class	73,675,959	73,675,968	1,086,367,896	1,086,367,896
Personal Investment Class	8,382,621	8,382,870	147,332,561	147,332,561
Cash Management Class	352,257,569	352,272,331	3,527,556,735	3,527,556,735
Reserve Class	3,766,999	3,767,196	312,834,642	312,834,642
Resource Class	132,559	132,558	54,658,208	54,658,208
Corporate Class	244,330,733	244,348,194	12,789,032,744	12,789,032,744

Issued as reinvestment of dividends:
Institutional Class	4,398,518	4,398,873	16,030,218	16,030,218
Private Investment Class	43,468	43,475	51,160	51,160
Personal Investment Class	1,713	1,713	33,213	33,213
Cash Management Class	93,656	93,666	325,885	325,885
Reserve Class	6,617	6,618	78,372	78,372
Resource Class	8,279	8,281	14,018	14,018
Corporate Class	142,251	142,269	699,998	699,998

Reacquired:
Institutional Class	(18,973,148,113)	(18,973,505,169)	(212,491,798,025)	(212,491,798,025)
Private Investment Class	(308,001,404)	(308,021,469)	(1,128,591,054)	(1,128,591,054)
Personal Investment Class	(37,614,403)	(37,615,501)	(233,517,289)	(233,517,289)
Cash Management Class	(595,177,024)	(595,193,585)	(3,735,263,159)	(3,735,263,159)
Reserve Class	(102,991,361)	(102,991,730)	(368,944,928)	(368,944,928)
Resource Class	(6,060,265)	(6,060,357)	(120,101,430)	(120,101,430)
Corporate Class	(404,609,206)	(404,650,350)	(13,674,270,635)	(13,674,270,635)
Net increase (decrease) in share activity	(10,894,155,245)	$(10,894,385,143)	(6,894,933,173)	$(6,894,933,173)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

40                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,181,673,896	$1,181,705,357	4,966,861,188	$4,966,861,188
Private Investment Class	32,477,987	32,477,991	1,446,777,172	1,446,777,172
Personal Investment Class	118,187,308	118,187,309	677,491,586	677,491,586
Cash Management Class	132,025,201	132,025,203	2,194,654,168	2,194,654,168
Reserve Class	12,104,481	12,104,533	400,019,801	400,019,801
Resource Class	54,163,813	54,163,819	96,121,190	96,121,190
Corporate Class	23,501	23,503	518,160,731	518,160,731

Issued as reinvestment of dividends:
Institutional Class	1,319,248	1,319,283	1,393,044	1,393,044
Private Investment Class	12,756	12,757	78,349	78,349
Personal Investment Class	16,252	16,252	70,680	70,680
Cash Management Class	59,666	59,666	217,106	217,106
Reserve Class	5,653	5,654	50,303	50,303
Resource Class	6,994	6,995	25,322	25,322
Corporate Class	126	125	148,537	148,537

Reacquired:
Institutional Class	(2,366,923,911)	(2,366,971,536)	(5,125,051,673)	(5,125,051,673)
Private Investment Class	(171,705,890)	(171,706,827)	(1,468,010,855)	(1,468,010,855)
Personal Investment Class	(235,067,018)	(235,067,063)	(677,660,866)	(677,660,866)
Cash Management Class	(298,807,504)	(298,807,541)	(2,510,593,415)	(2,510,593,415)
Reserve Class	(33,083,675)	(33,083,846)	(428,996,120)	(428,996,120)
Resource Class	(70,853,614)	(70,854,517)	(98,990,384)	(98,990,384)
Corporate Class	(12,179)	(12,179)	(595,343,644)	(595,343,644)
Net increase (decrease) in share activity	(1,644,376,909)	$(1,644,395,062)	(602,577,780)	$(602,577,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

41                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	104,978,321,526	$104,978,321,526	37,473,899,000	$37,473,899,000
Private Investment Class	1,389,145,628	1,389,145,628	1,884,005,414	1,884,005,414
Personal Investment Class	959,511,379	959,511,379	980,594,144	980,594,144
Cash Management Class	2,685,419,118	2,685,419,118	14,484,295,170	14,484,295,170
Reserve Class	386,663,928	386,663,928	316,250,840	316,250,840
Resource Class	575,122,878	575,122,878	575,238,582	575,238,582
Corporate Class	9,826,990,863	9,826,990,863	20,782,139,048	20,782,139,048

Issued as reinvestment of dividends:
Institutional Class	16,234,515	16,234,515	5,368,737	5,368,737
Private Investment Class	249,491	249,491	43,130	43,130
Personal Investment Class	202,723	202,723	76,479	76,479
Cash Management Class	1,178,232	1,178,232	266,775	266,775
Reserve Class	254,629	254,629	50,478	50,478
Resource Class	346,994	346,994	52,190	52,190
Corporate Class	2,990,987	2,990,987	1,013,151	1,013,151

Reacquired:
Institutional Class	(102,059,111,450)	(102,059,111,450)	(25,461,345,619)	(25,461,345,619)
Private Investment Class	(1,374,610,398)	(1,374,610,398)	(1,785,155,449)	(1,785,155,449)
Personal Investment Class	(942,300,287)	(942,300,287)	(1,019,901,833)	(1,019,901,833)
Cash Management Class	(2,610,622,476)	(2,610,622,476)	(19,385,255,307)	(19,385,255,307)
Reserve Class	(295,319,532)	(295,319,532)	(192,784,445)	(192,784,445)
Resource Class	(581,581,266)	(581,581,266)	(416,845,909)	(416,845,909)
Corporate Class	(10,395,384,827)	(10,395,384,827)	(21,380,519,385)	(21,380,519,385)
Net increase in share activity	2,563,702,655	$2,563,702,655	6,861,485,191	$6,861,485,191

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	208,396,167,421	$208,396,167,421	54,569,434,166	$54,569,434,166
Private Investment Class	1,423,015,874	1,423,015,874	1,458,232,071	1,458,232,071
Personal Investment Class	72,491,907	72,491,907	71,882,635	71,882,635
Cash Management Class	936,923,184	936,923,184	2,062,748,073	2,062,748,073
Reserve Class	850,197,770	850,197,770	713,745,281	713,745,281
Resource Class	2,809,077,121	2,809,077,121	678,959,358	678,959,358
Corporate Class	4,691,887,919	4,691,887,919	3,670,809,701	3,670,809,701

Issued as reinvestment of dividends:
Institutional Class	19,317,518	19,317,518	1,972,829	1,972,829
Private Investment Class	318,477	318,477	116,496	116,496
Personal Investment Class	12,576	12,576	—	—
Cash Management Class	418,891	418,891	59,978	59,978
Reserve Class	513,904	513,904	149,381	149,381
Resource Class	796,073	796,073	16,833	16,833
Corporate Class	795,308	795,308	458,600	458,600

Reacquired:
Institutional Class	(191,440,339,281)	(191,440,339,281)	(48,074,652,770)	(48,074,652,770)
Private Investment Class	(1,253,706,501)	(1,253,706,501)	(1,540,033,287)	(1,540,033,287)
Personal Investment Class	(58,882,412)	(58,882,412)	(101,542,126)	(101,542,126)
Cash Management Class	(918,415,179)	(918,415,179)	(2,135,548,904)	(2,135,548,904)
Reserve Class	(995,633,438)	(995,633,438)	(705,534,953)	(705,534,953)
Resource Class	(2,563,414,351)	(2,563,414,351)	(681,193,977)	(681,193,977)
Corporate Class	(4,684,680,908)	(4,684,680,908)	(3,986,002,279)	(3,986,002,279)
Net increase in share activity	17,286,861,873	$17,286,861,873	6,004,077,106	$6,004,077,106

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Obligations Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,882,109,152	$1,882,109,152	475,968,821	$475,968,821
Private Investment Class	10,041,615	10,041,615	9,868,856	9,868,856
Personal Investment Class	2,009,181	2,009,181	11,195,355	11,195,355
Cash Management Class	7,657	7,657	37,314,802	37,314,802
Reserve Class	140,006,781	140,006,781	142,035,205	142,035,205
Resource Class	94,706	94,706	196	196
Corporate Class	659,929	659,929	14,372,709	14,372,709

Issued as reinvestment of dividends:
Institutional Class	116,704	116,704	43,479	43,479
Private Investment Class	4,830	4,830	2,495	2,495
Cash Management Class	6,763	6,763	42,181	42,181
Reserve Class	89,662	89,662	48,377	48,377
Resource Class	—	—	2,027	2,027
Corporate Class	299	299	3,097	3,097

Reacquired:
Institutional Class	(696,952,097)	(696,952,097)	(460,430,932)	(460,430,932)
Private Investment Class	(12,983,443)	(12,983,443)	(9,693,605)	(9,693,605)
Personal Investment Class	(4,568,738)	(4,568,738)	(10,542,968)	(10,542,968)
Cash Management Class	(29,783,528)	(29,783,528)	(50,990,557)	(50,990,557)
Reserve Class	(141,104,206)	(141,104,206)	(111,325,505)	(111,325,505)
Resource Class	(194,183)	(194,183)	(2,180,158)	(2,180,158)
Corporate Class	(3,593,972)	(3,593,972)	(39,442,015)	(39,442,015)
Net increase in share activity	1,145,967,112	$1,145,967,112	6,291,860	$6,291,860

(a)	88% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	216,245,353	$216,245,353	1,024,153,591	$1,024,153,591
Private Investment Class	49,632,970	49,632,970	41,102,729	41,102,729
Personal Investment Class	2,005,100	2,005,100	2,880,498	2,880,498
Cash Management Class	45,537,104	45,537,104	51,239,007	51,239,007
Reserve Class	111,932,405	111,932,405	53,662,145	53,662,145
Resource Class	4,058,371	4,058,371	80,556	80,556
Corporate Class	32,101	32,101	1,175,406	1,175,406

Issued as reinvestment of dividends:
Institutional Class	221,692	221,692	70,780	70,780
Private Investment Class	68,844	68,844	15,014	15,014
Personal Investment Class	5,772	5,772	11	11
Cash Management Class	134,904	134,904	13,782	13,782
Reserve Class	64,807	64,807	14,449	14,449
Resource Class	11,483	11,483	1,634	1,634
Corporate Class	97	97	1,040	1,040

Reacquired:
Institutional Class	(556,421,594)	(556,421,594)	(1,029,467,949)	(1,029,467,949)
Private Investment Class	(46,820,158)	(46,820,158)	(47,119,202)	(47,119,202)
Personal Investment Class	(2,401,810)	(2,401,810)	(4,107,324)	(4,107,324)
Cash Management Class	(48,728,563)	(48,728,563)	(71,598,855)	(71,598,855)
Reserve Class	(119,874,485)	(119,874,485)	(53,916,442)	(53,916,442)
Resource Class	(482,221)	(482,221)	(2,197,792)	(2,197,792)
Corporate Class	(64,261)	(64,261)	(27,621,656)	(27,621,656)
Net increase (decrease) in share activity	(344,842,089)	$(344,842,089)	(61,618,578)	$(61,618,578)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/17	$1.00	$0.0051	$0.0036	$0.0087	$(0.0080)	$(0.0005)	$(0.0085)	$1.0002	0.84%	$296,174	0.18	%(c)	0.26	%(c)	0.51	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.33	10,421,616	0.15		0.18		0.34
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	15,974,126	0.14		0.17		0.08
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	18,614,857	0.14		0.17		0.07
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	18,681,986	0.14		0.17		0.12
STIC Prime Portfolio
Year ended 08/31/17	1.00	0.0062	0.0007	0.0069	(0.0069)	—	(0.0069)	1.0000	0.70	423,931	0.18	(c)	0.27	(c)	0.62	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	1,607,867	0.14		0.20		0.26
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,764,662	0.07		0.19		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,913,414	0.06		0.19		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	2,012,517	0.10		0.19		0.09
Treasury Portfolio
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.52	22,803,973	0.18	(c)	0.20	(c)	0.52	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	19,868,465	0.14		0.18		0.17
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	7,850,084	0.06		0.17		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,480,210	0.04		0.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	7,421,436	0.09		0.18		0.02
Government & Agency Portfolio
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.56	27,691,416	0.15	(c)	0.15	(c)	0.58	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	10,716,760	0.14		0.15		0.19
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	4,219,860	0.08		0.13		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	3,328,391	0.06		0.13		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,439,499	0.11		0.14		0.02
Treasury Obligations Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.44	1,306,370	0.18	(c)	0.22	(c)	0.48	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.13	121,149	0.12		0.36		0.13
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	105,550	0.00		0.33		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	127,700	0.02		0.29		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	744,577	0.06		0.20		0.03
Tax-Free Cash Reserve Portfolio
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.56	110,817	0.20	(c)	0.37	(c)	0.56	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.10	450,792	0.10		0.31		0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	456,027	0.03		0.31		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	524,034	0.04		0.30		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	516,166	0.10		0.30		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $883,162, $492,854, $19,972,770, $22,722,068, $1,121,643 and $115,604 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

46                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Institutional Class

Shareholders of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Houston, Texas

October 30, 2017

47                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,005.10	$0.91	$1,024.30	$0.92	0.18%
STIC Prime Portfolio	1,000.00	1,004.60	0.91	1,024.30	0.92	0.18
Treasury Portfolio	1,000.00	1,003.70	0.91	1,024.30	0.92	0.18
Government & Agency Portfolio	1,000.00	1,003.80	0.76	1,024.45	0.77	0.15
Treasury Obligations Portfolio	1,000.00	1,003.30	0.91	1,024.30	0.92	0.18
Tax-Free Cash Reserve Portfolio	1,000.00	1,003.20	1.01	1,024.20	1.02	0.20

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2017, through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

48                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Treasury Obligations Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio only a separate Sub-Advisory Contract with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

49                         Short-Term Investments Trust

STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s investment performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco

Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

50                         Short-Term Investments Trust

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was above the rate of one such mutual. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

51                         Short-Term Investments Trust

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

Treasury Obligations Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Treasury Obligations Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Fund and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

52                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2017:

Federal and State Income Tax
	Long Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	$—	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	—	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	—	0.00%	0.00%	44.88%	0.00%
Government & Agency Portfolio	—	0.00%	0.00%	6.66%	0.00%
Treasury Obligations Portfolio	—	0.00%	0.00%	99.60%	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$931,771	0.00%
STIC Prime Portfolio	1,377	0.00%
Treasury Portfolio	467,269	100.00%
Government & Agency Portfolio	118,648	100.00%
Treasury Obligations Portfolio	—	100.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

53                         Short-Term Investments Trust

Proxy Results

Government & Agency Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Obligations Portfolio

Treasury Portfolio

Special Joint Meetings (“Meetings”) of Shareholders of Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Tax-Free Cash Reserve Portfolio, Treasury Obligations Portfolio, and Treasury Portfolio, all investment portfolios of Short-Term Investments Trust (“STIT”) a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting on March 9, 2017 was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restrictions regarding the purchase or sale of physical commodities.

4(a)	For all Portfolios other than Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	For all Portfolios other than Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

With respect to Proposals 3, 4(a) — 4(b) above, the meetings for Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio was adjourned until April 11, 2017. The results of the voting on all other above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			22,218,115,143	211,380,023
	James T. Bunch			22,218,115,143	211,380,023
	Bruce L. Crockett			22,218,115,143	211,380,023
	Jack M. Fields			22,249,047,298	180,447,868
	Martin L. Flanagan			22,249,047,298	180,447,868
	Cynthia Hostetler			22,249,047,298	180,447,868
	Dr. Eli Jones			22,249,047,298	180,447,868
	Dr. Prema Mathai-Davis			22,249,047,298	180,447,868
	Teresa M. Ressel			22,249,047,298	180,447,868
	Dr. Larry Soll			22,218,115,143	211,380,023
	Ann Barnett Stern			22,249,047,298	180,447,868
	Raymond Stickel, Jr.			22,100,178,935	329,316,231
	Philip A. Taylor			22,249,047,298	180,447,868
	Robert C. Troccoli			22,218,115,143	211,380,023
	Christopher L. Wilson			22,249,047,298	180,447,868

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	18,725,408,595	436,465,676	282,179,620	2,985,441,275
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Government & Agency Portfolio	9,825,945,569	663,837,440	48,700,782	1,316,398,671
	Tax-Free Cash Reserve Portfolio	116,476,661	3,307,934	393,005	27,739,348
	Treasury Obligations Portfolio	1,255,028,261	13,180,474	0	7,462,753
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Government & Agency Portfolio	10,433,817,634	56,650,083	48,016,076	1,316,398,669
	Tax-Free Cash Reserve Portfolio	119,514,268	463,332	200,000	27,739,348
	Treasury Obligations Portfolio	1,256,992,747	11,215,988	0	7,462,753
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Government & Agency Portfolio	10,438,275,881	55,008,296	45,199,613	1,316,398,672
	Tax-Free Cash Reserve Portfolio	119,238,866	738,734	200,000	27,739,348
	Treasury Obligations Portfolio	1,256,992,747	11,215,988	0	7,462,753

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust (“STIT”).

54                         Short-Term Investments Trust

Proxy Results—(continued)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

The Meeting on March 9, 2107 was adjourned until April 11, 2017 with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Liquid Assets Portfolio did not receive sufficient shareholder votes to achieve quorum and STIC Prime Portfolio and Treasury Portfolio did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) — 4(b). As a result, Proposals 3 and 4(a) — 4(b) have failed to pass.

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Liquid Assets Portfolio	47,595,663	461,265	2,374,216	31,231,209
	STIC Prime Portfolio	82,840,449	127,365,576	21,897,153	4,633,127
	Treasury Portfolio	7,565,822,794	336,716,255	210,176,607	1,541,710,819
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Liquid Assets Portfolio	48,000,135	55,649	2,375,360	31,231,209
	STIC Prime Portfolio	209,868,167	113,257	246,498	4,633,127
	Treasury Portfolio	7,798,916,493	73,232,095	240,567,070	1,541,710,817
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Liquid Assets Portfolio	48,000,135	55,649	2,375,360	31,231,209
	STIC Prime Portfolio	209,796,651	184,773	246,498	4,633,127
	Treasury Portfolio	7,774,612,335	93,885,021	244,218,303	1,541,710,816

55                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			144	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management).

Formerly: Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	144	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	144	Board member of the Illinois Manufacturers’ Association
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society; Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	144	Trustee, Evans Scholarship Foundation
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	144	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	144	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury; Chief Compliance Officer, Kaiser Permanente; Program Manager, Hewlett-Packard; Nuclear Engineering, General Dynamics Corporation	144	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	144	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	144	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	144	None
Christopher L. Wilson — 1957 Trustee	2017	Managing Partner, CT2, LLC (investing and consulting firm) Formerly: President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	144	TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); ISO New England, Inc. (non-profit organization managing regional electricity market)

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Manager and Secretary, Invesco Indexing LLC

Formerly: Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 Invesco Distributors, Inc. CM-STIT-AR-1 10122017 0912

Annual Report to Shareholders	August 31, 2017

Personal Investment Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Treasury Obligations Portfolio
Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
5	Fund Objectives and Strategies
6	Fund Composition by Maturity
8	Schedules of Investments
28	Financial Statements
33	Notes to Financial Statements
46	Financial Highlights
47	Auditor’s Report
48	Fund Expenses
49	Approval of Investment Advisory and Sub-Advisory Contracts
53	Tax Information
54	Proxy Results
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Letters to Shareholders

Philip Taylor

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2017. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued at a slightly higher pace than the prior fiscal year. The US economy continued to add jobs, keeping the unemployment rate near 4.5% while inflation remained subdued.[1] Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 0.25% to 0.50% at the start of the reporting period to a range of 1.00% to 1.25% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2016, and in March and June 2017.[2] The three quarter-point increases marked just the second, third and fourth rate hikes over the last decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slower global growth, sub-optimal inflation, and the lingering impact of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 12-month US Treasury bill yielded 1.23% on August 31, 2017, up 62 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 48 basis points to 1.32% over the reporting period.3 While the Fed may raise the federal funds target rate again, they may do so at a slower pace than investors have seen over the last fiscal year.

US money market fund reform

The money market fund industry in the US followed through with plans to adopt new money market fund regulations announced in July of 2014. Those regulations were fully implemented on October 14, 2016. Invesco thoughtfully evaluated the impact of money market reform and the impact this reform would have on our investors and our product line. We will continue to keep you and all our valued money market fund investors informed about any further regulatory changes through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1  Source: Bureau of Labor Statistics

2  Source: US Federal Reserve

3  Source: Bloomberg

2	Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3	Short-Term Investments Trust

Fund Data

Personal Investment Class data as of 8/31/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets[1]	3 - 40 days	33 days	47 days	$11.2 thousand
STIC Prime[1]	3 - 19 days	17 days	17 days	610.6 thousand
Treasury[2]	12 - 54 days	19 days	97 days	140.2 million
Government & Agency[2]	17 - 50 days	17 days	108 days	21.1 million
Treasury Obligations[2]	15 - 58 days	43 days	117 days	47.8 thousand
Tax-Free Cash Reserve[3]	7 - 21 days	21 days	21 days	2.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

4	Short-Term Investments Trust

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Treasury Obligations Portfolio

Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/17
	Liquid Assets Portfolio 1-6, 9-10, 12-14	STIC Prime Portfolio 1-6, 9-10, 12-14	Treasury Portfolio 2, 4-5, 7, 11-12, 14	Government & Agency Portfolio 2, 4-5, 7, 11-12, 14	Treasury Obligations Portfolio 2, 4-5, 7, 12, 14	Tax-Free Cash Reserve Portfolio 2-5, 8-9,13-14
1 - 7	48.4%	47.4%	63.2%	61.3%	14.0%	92.7%
8 - 30	7.9	27.6	5.1	1.3	30.1	0.0
31 - 60	15.0	25.0	2.0	3.1	3.4	3.3
61 - 90	9.1	0.0	2.1	0.5	17.6	0.0
91 - 180	15.7	0.0	11.8	8.7	18.7	0.0
181+	3.9	0.0	15.8	25.1	16.2	4.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
5	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
6	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.

6	Short-Term Investments Trust

7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return. While the Board of Trustees may elect to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

7	Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–42.61%
ABN AMRO Bank N.V.(a)	1.39%	11/21/2017	$5,000	$4,985,385
Australia & New Zealand Banking Group Ltd.(a)	1.08%	09/01/2017	14,000	14,000,000
Banco del Estado de Chile(a)	1.31%	10/12/2017	5,000	5,000,331
Bank of America, N.A.	1.40%	02/16/2018	5,000	5,002,852
China Construction Bank Corp.(a)	1.50%	09/25/2017	5,000	5,000,068
China Construction Bank Corp.(a)	1.50%	09/01/2017	2,000	2,000,005
Credit Agricole Corporate & Investment Bank(a)	1.06%	09/01/2017	14,500	14,500,000
DNB Bank ASA(a)	1.07%	09/01/2017	14,500	14,500,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.08%	09/01/2017	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 mo. USD LIBOR + 0.42%)(a)(b)	1.73%	10/25/2017	8,000	8,006,173
KBC Bank N.V. (Belgium)(a)	1.37%	10/30/2017	3,000	2,993,220
KBC Bank N.V. (Belgium)(a)	1.40%	11/24/2017	2,500	2,491,828
Mizuho Bank, Ltd.(a)	1.17%	09/01/2017	14,000	14,000,000
Oversea-Chinese Banking Corp. Ltd.(a)	1.30%	10/02/2017	5,000	5,000,183
Oversea-Chinese Banking Corp. Ltd.(a)	1.32%	11/14/2017	5,000	5,000,200
Sumitomo Mitsui Trust Bank Ltd.(a)	1.18%	09/05/2017	8,000	8,000,009
Swedbank AB(a)	1.07%	09/01/2017	14,000	14,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.54%)(b)	1.77%	01/19/2018	5,000	5,008,579
Westpac Banking Corp. (1 mo. USD LIBOR + 0.50%)(a)(b)	1.73%	01/05/2018	4,000	4,005,692
Total Certificates of Deposit (Cost $137,469,470)				137,494,525

Commercial Paper–36.65%(c)
Asset-Backed Securities — Consumer Receivables–1.55%
Old Line Funding, LLC(d)	1.36%	11/01/2017	5,000	4,988,909

Asset-Backed Securities — Fully Supported–3.09%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	1.29%	10/13/2017	5,000	4,992,606
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	1.33%	12/01/2017	3,000	2,989,980
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.24%)(a)(b)(d)	1.47%	11/20/2017	2,000	2,000,922
				9,983,508

Asset-Backed Securities — Fully Supported Bank–9.28%
Anglesea Funding LLC (Multi–CEP’s)(a)(d)	1.30%	09/21/2017	8,000	7,994,330
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(b)	1.45%	04/03/2018	5,000	5,000,584
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.30%	10/02/2017	4,000	3,995,563
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(d)	1.31%	11/15/2017	5,000	4,986,151
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(a)(d)	1.49%	02/12/2018	5,000	4,964,938
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/12/2017	3,000	2,995,565
				29,937,131

Asset-Backed Securities — Multi-Purpose–3.86%
CHARTA, LLC(d)	1.35%	12/11/2017	5,000	4,980,889
Mont Blanc Capital Corp. (CEP–ING Bank N.V.)(a)(d)	1.31%	09/27/2017	2,000	1,998,127
Nieuw Amsterdam Receivables Corp.(a)(d)	1.38%	11/06/2017	3,000	2,992,647
Nieuw Amsterdam Receivables Corp.(a)(d)	1.46%	02/12/2018	2,500	2,483,042
				12,454,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–2.33%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	05/04/2018	$2,500	$2,500,213
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.23%	04/24/2018	5,000	5,000,846
				7,501,059

Diversified Banks–12.21%
Canadian Imperial Bank of Commerce(a)(d)	1.08%	09/01/2017	14,000	13,999,577
DBS Bank Ltd.(a)(d)	1.31%	10/04/2017	2,500	2,497,030
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)(d)	1.30%	10/30/2017	2,000	1,996,017
ING (US) Funding LLC(a)	1.41%	02/05/2018	5,000	4,969,760
ING (US) Funding LLC(a)	1.41%	02/06/2018	4,000	3,975,620
J.P. Morgan Securities LLC	1.46%	02/16/2018	3,000	2,979,762
National Australia Bank Ltd.(a)(d)	1.31%	10/23/2017	4,000	3,992,886
Societe Generale(a)	1.27%	09/27/2017	5,000	4,995,399
				39,406,051

Regional Banks–0.62%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)(d)	1.45%	09/08/2017	2,000	2,000,140

Specialized Finance–3.71%
CDP Financial Inc.(a)(d)	1.39%	11/29/2017	4,000	3,987,850
CDP Financial Inc.(a)(d)	1.47%	01/10/2018	3,000	2,985,975
Nederlandse Waterschapsbank N.V.(a)(d)	1.27%	10/02/2017	5,000	4,994,773
				11,968,598
Total Commercial Paper (Cost $118,234,238)				118,240,101

Variable Rate Demand Notes–9.21%(e)
Credit Enhanced–9.21%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.18%	11/01/2030	5,000	5,000,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.22%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing) Series 2016 B-2, VRD RB (LOC–Bank of China Ltd.)(f)	1.50%	11/01/2049	1,500	1,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	4,000	4,000,000
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	3,000	3,000,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(f)	1.45%	11/01/2049	2,000	2,000,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	1.28%	07/01/2040	1,820	1,820,000
Total Variable Rate Demand Notes (Cost $29,719,999)				29,719,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–88.47% (Cost $285,423,707)				285,454,625

			Repurchase Amount
Repurchase Agreements–11.77%(g)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by a foreign corporate obligation valued at $5,100,143; 1.25%; 07/26/2019)(a)	1.26%	09/01/2017	5,000,175	5,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $10,000,350 (collateralized by domestic and foreign corporate obligations valued at $10,413,295; 1.20%-9.80%; 12/15/2017-08/15/2027)(a)	1.26%	09/01/2017	10,000,350	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., open agreement dated 08/22/2017 (collateralized by a U.S. Treasury obligation valued at $6,630,071; 1.38%; 01/31/2020)(h)	1.82%	—	$—	$6,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	979,310	979,281
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $7,001,851 (collateralized by domestic non-agency mortgage-backed securities and domestic agency mortgage-backed securities valued at $7,261,259; 0.18%-6.49%; 12/25/2021-03/16/2055)(a)(i)	1.36%	09/05/2017	7,001,851	7,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/02/2017, maturing value of $3,508,362 (collateralized by a foreign corporate obligation valued at $3,570,001; 6.25%; 04/22/2019)	1.83%	09/18/2017	3,508,362	3,500,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by a foreign corporate obligation valued at $5,100,000; 2.00%; 08/30/2022)	1.26%	09/01/2017	5,000,175	5,000,000
Total Repurchase Agreements (Cost $37,979,281)				37,979,281
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.24% (Cost $323,402,988)				323,433,906
OTHER ASSETS LESS LIABILITIES–(0.24)%				(774,089)
NET ASSETS–100.00%				$322,659,817

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan 14.9%; Canada: 12.7%; Netherlands: 10.6%; France: 8.2%; Australia: 6.8%; Germany: 6.8%; other countries less than 5% each: 20.3%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $98,317,916, which represented 30.47% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.35%(a)
Asset-Backed Securities — Consumer Receivables–1.87%
Old Line Funding, LLC(b)	1.23%	09/20/2017	$8,000	$7,994,511

Asset-Backed Securities — Fully Supported–6.12%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	1.25%	10/24/2017	15,000	14,971,897
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.26%	09/18/2017	10,000	9,993,845
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.28%	10/05/2017	1,250	1,248,469
				26,214,211

Asset-Backed Securities — Fully Supported Bank–9.80%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)	1.30%	09/15/2017	6,000	5,997,038
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	1.31%	10/02/2017	15,000	14,982,973
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.24%	10/02/2017	5,000	4,994,453
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.28%	09/05/2017	2,500	2,499,579
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp)(b)(c)	1.28%	10/24/2017	8,000	7,984,652
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	1.23%	09/26/2017	5,500	5,495,047
				41,953,742

Asset-Backed Securities — Multi-Purpose–5.13%
Nieuw Amsterdam Receivables Corp.(b)(c)	1.29%	09/25/2017	15,000	14,986,823
Versailles Commercial Paper LLC(b)	1.27%	10/06/2017	7,000	6,991,145
				21,977,968

Diversified Banks–13.77%
DBS Bank Ltd.(b)(c)	1.24%	09/05/2017	5,000	4,999,150
Federation des caisses Desjardins du Quebec(b)(c)	1.24%	09/11/2017	10,000	9,996,303
NRW Bank(b)(c)	1.25%	09/08/2017	15,000	14,996,140
NRW Bank(b)(c)	1.26%	10/02/2017	2,500	2,497,231
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.27%	09/19/2017	5,000	4,996,707
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.27%	10/13/2017	4,500	4,493,206
Societe Generale S.A.(c)	1.27%	09/27/2017	12,000	11,988,958
Societe Generale S.A.(c)	1.28%	10/19/2017	5,000	4,991,296
				58,958,991

Regional Banks–1.86%
Danske Corp.(b)(c)	1.25%	09/05/2017	3,000	2,999,407
Mitsubishi UFJ Trust & Banking Corp.(c)	1.27%	10/17/2017	5,000	4,991,958
				7,991,365

Specialized Finance–2.80%
Nederlandse Waterschapsbank N.V.(b)(c)	1.25%	10/02/2017	12,000	11,987,456
Total Commercial Paper (Cost $177,081,456)				177,078,244

Certificates of Deposit–30.89%
Australia & New Zealand Banking Group, Ltd.(c)	1.08%	09/01/2017	21,000	21,000,000
BMO Harris Bank N.A.(c)	1.33%	09/12/2017	10,000	10,000,708
China Construction Bank Corp.(c)	1.50%	09/01/2017	5,000	5,000,013
China Construction Bank Corp.(c)	1.50%	09/25/2017	5,000	5,000,068
Credit Agricole Corporate & Investment Bank(c)	1.06%	09/01/2017	12,799	12,799,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
DNB Bank ASA(c)	1.07%	09/01/2017	$9,500	$9,500,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.08%	09/01/2017	9,000	9,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.27%	10/10/2017	12,000	12,000,086
KBC Bank N.V. (Belgium)(c)	1.34%	10/20/2017	15,000	14,971,803
Mizuho Bank, Ltd.(c)	1.17%	09/01/2017	21,000	21,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.28%	09/25/2017	6,000	6,000,119
Sumitomo Mitsui Trust Bank Ltd.(c)	1.18%	09/05/2017	6,000	6,000,007
Total Certificates of Deposit (Cost $132,272,313)				132,272,038

Variable Rate Demand Notes–14.99%(d)
Credit Enhanced–14.99%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	1.23%	06/01/2029	4,020	4,020,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.95%	09/01/2019	3,500	3,500,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(e)	1.25%	12/01/2031	11,485	11,485,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.24%	04/01/2047	10,000	10,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	1.22%	05/01/2037	13,605	13,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	1.30%	01/01/2033	5,260	5,260,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(e)	1.48%	11/01/2049	15,000	15,000,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(e)	1.45%	11/01/2049	1,330	1,330,000
Total Variable Rate Demand Notes (Cost $64,200,000)				64,200,000

U.S. Government Sponsored Agency Securities–4.87%(d)
Overseas Private Investment Corp. (OPIC)–4.87%
Unsec. Gtd. VRD COP (3 mo. U.S. Treasury Bill Rate)	1.10%	09/15/2022	10,000	10,006,250
Unsec. Gtd. VRD COP (3 mo. U.S. Treasury Bill Rate)	1.10%	05/15/2030	10,842	10,848,776
Total U.S. Government Sponsored Agency Securities (Cost $20,842,000)				20,855,026
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–92.10% (Cost $394,395,769)				394,405,308

			Repurchase Amount
Repurchase Agreements–7.94%(f)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $12,000,420 (collateralized by a foreign corporate obligation valued at $12,240,942; 1.25%; 07/26/2019)(c)	1.26%	09/01/2017	12,000,420	12,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by domestic and foreign corporate obligations valued at $5,249,680; 1.20%-9.80%; 04/06/2018-04/20/2026)(c)	1.26%	09/01/2017	5,000,175	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $14,003,484 (collateralized by a domestic agency mortgage-backed security valued at $14,701,353; 1.51%; 05/25/2047)(c)(g)	1.28%	09/05/2017	14,003,484	14,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $3,000,105 (collateralized by a foreign corporate obligation valued at $3,060,000; 2.00%; 08/30/2022)	1.26%	09/01/2017	3,000,105	3,000,000
Total Repurchase Agreements (Cost $34,000,000)				34,000,000
TOTAL INVESTMENTS IN SECURITIES(h)(i)–100.04% (Cost $428,395,769)				428,405,308
OTHER ASSETS LESS LIABILITIES–(0.04)%				(166,498)
NET ASSETS–100.00%				$428,238,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
RN	– Revenue Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $164,368,994, which represented 38.38% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 14.2%; Germany: 12.5%; France: 10.2%; Netherlands: 9.8%; Canada: 8.6%; other countries less than 5% each: 23.0%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.97%
U.S. Treasury Bills–12.95%(a)
U.S. Treasury Bills	0.91%	09/28/2017	$300,000	$299,796,375
U.S. Treasury Bills	0.91%	10/05/2017	300,000	299,742,166
U.S. Treasury Bills	1.06%	11/09/2017	75,000	74,847,985
U.S. Treasury Bills	1.07%	11/09/2017	450,000	449,077,126
U.S. Treasury Bills	1.06%	01/02/2018	165,000	164,404,393
U.S. Treasury Bills	1.14%	01/04/2018	500,000	498,037,759
U.S. Treasury Bills	1.13%	01/11/2018	500,000	497,937,500
U.S. Treasury Bills	1.11%	01/18/2018	500,000	497,866,736
U.S. Treasury Bills	1.14%	01/25/2018	200,000	199,083,444
U.S. Treasury Bills	1.14%	02/01/2018	300,000	298,559,250
				3,279,352,734

U.S. Treasury Notes–20.02%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.09%	04/30/2019	1,282,000	1,282,109,962
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.16%	01/31/2019	550,000	550,178,379
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.08%	07/31/2019	400,000	399,995,661
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.20%	07/31/2018	429,240	429,239,092
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2018	695,000	694,907,234
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.21%	04/30/2018	664,000	664,036,216
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.27%)(b)	1.29%	01/31/2018	300,000	300,047,182
U.S. Treasury Notes	0.63%	09/30/2017	200,000	199,979,403
U.S. Treasury Notes	2.25%	11/30/2017	250,000	250,708,795
U.S. Treasury Notes	2.63%	01/31/2018	300,000	301,865,570
				5,073,067,494
Total U.S. Treasury Securities (Cost $8,352,420,228)				8,352,420,228
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–32.97% (Cost $8,352,420,228)				8,352,420,228

			Repurchase Amount
Repurchase Agreements–67.34%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2017, maturing value of $550,016,194 (collateralized by U.S. Treasury obligations valued at $561,000,063; 0.75%-2.75%; 10/31/2018-11/15/2042)	1.06%	09/01/2017	550,016,194	550,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(d)	1.06%	10/02/2017	225,583,000	225,000,000
Bank of Montreal, joint term agreement dated 07/07/2017, aggregate maturing value of $250,669,861 (collateralized by U.S. Treasury obligations valued at $255,000,044; 0%-3.63%; 9/28/2017-8/15/2047)(d)	1.06%	10/06/2017	150,401,917	150,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(d)	1.06%	10/27/2017	125,213,472	125,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,037; 0%-5.38%; 09/14/2017-08/15/2046)	1.06%	09/01/2017	$1,250,036,806	$1,250,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(d)	1.08%	09/06/2017	552,265,952	552,150,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	2,200,067,222	2,200,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,058,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,002; 1.13%-3.63%; 05/31/2019-05/15/2045)	1.05%	09/01/2017	1,300,037,917	1,300,000,000
Citigroup Global Markets, Inc., term agreement dated 08/31/2017, maturing value of $500,102,083 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%; 11/15/2019-11/15/2045)(d)	1.05%	09/07/2017	500,102,083	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/05/2017, maturing value of $551,270,500 (collateralized by U.S. Treasury obligations valued at $561,000,010; 1.13%-3.38%; 10/31/2017-05/15/2044)	1.08%	09/20/2017	551,270,500	550,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	580,830,751	580,813,649
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/21/2017, aggregate maturing value of $200,087,500 (collateralized by U.S. Treasury obligations valued at $204,000,053; 1.50%-3.75%; 08/31/2018-11/15/2043)(d)	1.05%	09/05/2017	100,043,750	100,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 08/31/2017, maturing value of $100,020,417 (collateralized by U.S. Treasury obligations valued at $102,000,017; 0.75%-1.00%; 04/30/2018-11/30/2019)(d)	1.05%	09/07/2017	100,020,417	100,000,000
Federal Reserve Bank of New York, agreement dated 08/31/2017, maturing value of $200,005,556 (collateralized by U.S. Treasury obligations valued at $200,005,645; 1.63%-3.63%; 08/15/2022-08/15/2043)	1.00%	09/01/2017	200,005,556	200,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $805,023,926 (collateralized by U.S. Treasury obligations valued at $821,100,083; 1.88%-2.75%; 04/30/2022-02/15/2024)	1.07%	09/01/2017	805,023,926	805,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $384,011,520 (collateralized by a U.S. Treasury obligation valued at $391,680,090; 1.50%; 05/31/2020)	1.08%	09/01/2017	384,011,520	384,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $190,005,700 (collateralized by U.S. Treasury obligations valued at $193,800,035; 1.50%-2.75%; 02/28/2018-10/31/2022)	1.08%	09/01/2017	190,005,700	190,000,000
J.P. Morgan Securities Inc., agreement dated 08/31/2017, maturing value of $250,007,431 (collateralized by U.S. Treasury obligations valued at $255,002,491; 0.75%-1.50%; 03/31/2019-08/15/2019)	1.07%	09/01/2017	250,007,431	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 08/31/2017, maturing value of $250,007,361 (collateralized by U.S. Treasury obligations valued at $255,000,081; 0.13%; 04/15/2021-07/15/2024)	1.06%	09/01/2017	250,007,361	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(d)	1.08%	09/06/2017	400,086,351	400,002,350
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	400,012,000	400,000,000
Natixis, term agreement dated 08/31/2017, maturing value of $500,104,028 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0.13%-7.63%; 03/31/2018-02/15/2047)(d)	1.07%	09/07/2017	500,104,028	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Prudential Insurance Co. of America, agreement dated 08/31/2017, maturing value of $286,821,014 (collateralized by U.S. Treasury obligations valued at $292,375,640; 0%-2.50%; 11/15/2027-02/15/2045)	1.10%	09/01/2017	$286,821,014	$286,812,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2017, maturing value of $195,980,988 (collateralized by U.S. Treasury obligations valued at $199,842,600; 0%; 02/15/2022-08/15/2033)	1.10%	09/01/2017	195,980,988	195,975,000
RBC Capital Markets LLC, term agreement dated 07/06/2017, maturing value of $1,002,704,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,031; 0%-8.88%; 09/15/2017-02/15/2047)(d)	1.07%	10/05/2017	1,002,704,722	1,000,000,000
Societe Generale, open agreement dated 04/27/2017 (collateralized by U.S. Treasury obligations valued at $1,020,000,035; 0%-8.00%; 11/09/2017-05/15/2047)(e)	0.81%	—	—	1,000,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $250,463,750 (collateralized by U.S. Treasury obligations valued at $255,000,071; 0.13%-3.50%; 04/15/2020-11/15/2044)	1.06%	09/18/2017	250,463,750	250,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/31/2017, maturing value of $2,000,060,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,245; 2.00%-3.63%; 02/15/2020-07/31/2020)	1.08%	09/01/2017	2,000,060,000	2,000,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $565,016,636 (collateralized by U.S. Treasury obligations valued at $576,300,059; 2.25%-2.88%; 12/31/2020-08/15/2045)	1.06%	09/01/2017	565,016,636	565,000,000
Wells Fargo Securities, LLC, term agreement dated 06/15/2017, maturing value of $200,609,778 (collateralized by U.S. Treasury obligations valued at $204,000,080; 3.00%; 11/15/2045-05/15/2047)	1.12%	09/21/2017	200,609,778	200,000,000
Total Repurchase Agreements (Cost $17,059,753,249)				17,059,753,249
TOTAL INVESTMENTS IN SECURITIES(f)–100.31% (Cost $25,412,173,477)				25,412,173,477
OTHER ASSETS LESS LIABILITIES–(0.31)%				(78,384,598)
NET ASSETS–100.00%				$25,333,788,879

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–31.50%
Federal Farm Credit Bank (FFCB)–1.34%
Unsec. Bonds (1 mo. USD LIBOR + 0.02%)(a)	1.25%	12/27/2017	$30,000	$29,987,443
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	01/17/2018	10,000	9,997,909
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	02/26/2018	50,000	49,992,784
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	11/13/2017	8,000	7,998,466
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.31%	02/09/2018	25,000	25,000,161
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.35%	03/21/2018	20,000	20,005,054
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/06/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.03%)(a)	1.18%	03/02/2018	40,000	40,032,657
Unsec. Bonds (3 mo. USD LIBOR — 0.36%)(a)	0.95%	01/22/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR)(a)	1.31%	05/09/2018	9,500	9,512,053
				392,526,527

Federal Home Loan Bank (FHLB)–27.78%
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.29%	11/15/2017	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.28%	11/17/2017	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.30%	02/16/2018	45,000	45,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/15/2019	280,000	280,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/04/2019	62,500	62,499,897
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/08/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/11/2019	207,000	207,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	02/28/2019	235,000	235,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/11/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/14/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/25/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.10%)(a)	1.13%	12/21/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(a)	1.13%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(a)	1.13%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/10/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	07/03/2018	300,000	300,000,109
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.10%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.06%	03/06/2018	225,000	225,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.05%	03/09/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.07%	03/14/2018	300,000	300,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.08%	03/15/2018	75,000	75,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.07%	03/16/2018	350,000	350,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.09%	03/19/2018	145,000	145,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.05%	03/19/2018	275,000	275,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/12/2018	220,000	220,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/13/2018	225,000	224,999,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/20/2018	$86,000	$85,995,764
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/23/2018	140,000	139,995,427
Unsec. Bonds (3 mo. USD LIBOR — 0.31%)(a)	1.01%	08/15/2018	58,000	57,979,351
Unsec. Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/08/2018	230,000	230,001,276
Unsec. Disc. Notes(b)	0.95%	10/11/2017	143,700	143,548,316
Unsec. Disc. Notes(b)	0.95%	10/13/2017	58,200	58,135,495
Unsec. Global Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	09/06/2017	25,000	25,000,004
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%)(a)	1.30%	12/07/2017	22,000	21,999,476
Unsec. Global Bonds (1 mo. USD LIBOR — 0.05%)(a)	1.18%	07/12/2018	200,000	200,061,932
Unsec. Global Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	03/01/2019	115,000	115,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/21/2018	150,000	150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.11%	11/19/2018	120,000	120,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.04%)(a)	1.27%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.10%)(a)	1.22%	11/15/2017	60,000	59,996,198
Unsec. Global Bonds (3 mo. USD LIBOR — 0.16%)(a)	1.16%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.08%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.34%)(a)	0.97%	01/23/2018	93,000	93,003,693
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	01/23/2018	237,000	237,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/09/2018	100,000	100,000,000
				8,120,216,562

Federal Home Loan Mortgage Corp. (FHLMC)–0.68%
Unsec. Disc. Notes(b)	1.09%	12/13/2017	100,000	99,689,570
Unsec. Global Notes (3 mo. USD LIBOR — 0.03%)(a)	1.27%	01/08/2018	100,000	100,000,000
				199,689,570

Federal National Mortgage Association (FNMA)–0.51%
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	09/08/2017	35,000	34,999,348
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	10/05/2017	112,815	112,810,347
				147,809,695

Overseas Private Investment Corp. (OPIC)–1.19%
Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.04%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.04%	07/15/2025	41,778	41,777,779
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.10%	07/09/2026	45,900	45,900,000
				347,677,779
Total U.S. Government Sponsored Agency Securities (Cost $9,207,920,133)				9,207,920,133

U.S. Treasury Securities–5.52%(b)
U.S. Treasury Bills–5.11%
U.S. Treasury Bills	1.06%	01/02/2018	200,000	199,278,058
U.S. Treasury Bills	1.13%	01/04/2018	100,000	99,609,375
U.S. Treasury Bills	1.14%	01/04/2018	250,000	249,019,097
U.S. Treasury Bills	1.13%	01/11/2018	347,000	345,568,625
U.S. Treasury Bills	1.14%	01/11/2018	3,000	2,987,570
U.S. Treasury Bills	1.11%	01/18/2018	350,000	348,506,715
U.S. Treasury Bills	1.14%	01/25/2018	250,000	248,854,305
				1,493,823,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–0.41%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.08%	07/31/2019	$120,000	$119,996,945
Total U.S. Treasury Securities (Cost $1,613,820,690)				1,613,820,690
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–37.02% (Cost $10,821,740,823)				10,821,740,823

			Repurchase Amount
Repurchase Agreements–63.76%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2017, aggregate maturing value of $600,017,833 (collateralized by domestic mortgage-backed securities valued at $612,000,000; 1.50%-6.50%; 10/01/2024-03/20/2047)	1.07%	09/01/2017	310,009,214	310,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(e)	1.06%	10/02/2017	225,583,000	225,000,000
Bank of Montreal, joint term agreement dated 07/07/2017, aggregate maturing value of $250,669,861 (collateralized by U.S. Treasury obligations valued at $255,000,044; 0%-3.63%; 09/28/2017-8/15/2047)(e)	1.06%	10/06/2017	100,267,944	100,000,000
Bank of Montreal, joint term agreement dated 07/26/2017, aggregate maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,080; 0.63%-8.00%; 04/30/2018-07/20/2047)(e)	1.09%	10/24/2017	125,340,625	125,000,000
Bank of Montreal, joint term agreement dated 08/14/2017, aggregate maturing value of $250,682,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,051; 1.38%-8.00%; 11/30/2019-06/20/2047)(e)	1.08%	11/13/2017	195,532,350	195,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(e)	1.06%	10/27/2017	75,128,083	75,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(e)	1.08%	09/06/2017	693,145,530	693,000,000
BMO Capital Markets Corp., term agreement dated 07/26/2017, maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities, domestic non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $204,000,001; 0%-9.65%; 01/26/2018-08/20/2047)(e)	1.09%	10/24/2017	200,545,000	200,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	2,200,067,222	2,200,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,058,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,002; 1.13%-3.63%; 05/31/2019-05/15/2045)	1.05%	09/01/2017	700,020,416	700,000,000
Citigroup Global Markets, Inc., agreement dated 08/31/2017, maturing value of $400,011,778 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%; 11/15/2027-11/15/2046)	1.06%	09/01/2017	225,006,625	225,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	651,434,876	651,415,695
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities, and U.S. Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	24,124,687	24,123,963
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/21/2017, aggregate maturing value of $200,087,500 (collateralized by U.S. Treasury obligations valued at $204,000,053; 1.50%-3.75%; 08/31/2018-11/15/2043)(e)	1.05%	09/05/2017	100,043,750	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/28/2017, aggregate maturing value of $500,116,667 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 1.00%-4.50%; 05/15/2018-07/01/2047)(e)	1.05%	09/05/2017	$415,096,833	$415,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 08/29/2017, maturing value of $200,040,444 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $204,000,001; 2.00%-4.00%; 05/31/2024-05/01/2047)(e)	1.04%	09/05/2017	200,040,444	200,000,000
Federal Reserve Bank of New York, agreement dated 08/31/2017, maturing value of $200,005,556 (collateralized by U.S. Treasury obligations valued at $200,005,594; 1.63%-4.38%; 08/15/2022-05/15/2041)	1.00%	09/01/2017	200,005,556	200,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $300,009,000 (collateralized by U.S. Treasury obligations valued at $306,000,002; 1.75%-2.00%; 12/31/2020-11/30/2022)	1.08%	09/01/2017	300,009,000	300,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $400,012,000 (collateralized by U.S. Treasury obligations valued at $408,000,014; 1.88%-2.25%; 04/30/2022-01/31/2024)	1.08%	09/01/2017	400,012,000	400,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $805,023,926 (collateralized by U.S. Treasury obligations valued at $821,100,039; 1.25%-1.88%; 08/31/2019-04/30/2022)	1.07%	09/01/2017	805,023,926	805,000,000
Goldman Sachs & Co., agreement dated 08/31/2017, maturing value of $500,014,583 (collateralized by U.S. Treasury obligations and U.S. government sponsored agency obligations valued at $510,000,019; 0%-3.45%; 09/14/2017-02/15/2044)	1.05%	09/01/2017	500,014,583	500,000,000
ING Financial Markets, LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $400,083,222 (collateralized by domestic agency mortgage-backed securities valued at $408,000,612; 2.02%-4.00%; 02/15/2038-06/20/2047)(e)	1.07%	09/07/2017	275,057,215	275,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2017, maturing value of $135,234,900 (collateralized by U.S. government sponsored agency obligations valued at $137,703,614; 1.00%-6.75%; 03/27/2019-07/15/2036)(e)	1.08%	09/08/2017	135,234,900	135,000,000
ING Financial Markets, LLC, term agreement dated 08/25/2017, maturing value of $250,050,556 (collateralized by domestic agency mortgage-backed securities valued at $255,001,135; 4.00%-4.50%; 09/20/2045-05/20/2047)(e)	1.04%	09/01/2017	250,050,556	250,000,000
ING Financial Markets, LLC, term agreement dated 08/31/2017, maturing value of $220,000,000 (collateralized by a domestic agency mortgage-backed security and U.S. government sponsored agency obligations valued at $224,404,583; 0.75%-5.36%; 11/24/2017-09/20/2045)	1.30%	10/02/2017	220,000,000	220,000,000
Lloyds Bank PLC, joint term agreement dated 08/30/2017, aggregate maturing value of $500,515,556 (collateralized by U.S. Treasury obligations valued at $509,889,835; 0.75%-2.25%, 12/31/2017-08/15/2021)	1.16%	10/02/2017	380,391,822	380,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., joint agreement dated 08/31/2017, aggregate maturing value of $100,003,000 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 3.00%; 05/25/2046)	1.08%	09/01/2017	65,001,950	65,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(e)	1.08%	09/06/2017	510,017,775	510,000,675
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	475,014,250	475,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2017, maturing value of $304,034,290 (collateralized by U.S. Treasury obligations valued at $309,859,050; 0%; 02/15/2026-05/15/2045)	1.10%	09/01/2017	304,034,290	304,025,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2017, maturing value of $179,555,486 (collateralized by U.S. Treasury obligations valued at $183,032,300; 0%; 11/15/2028-08/15/2033)	1.10%	09/01/2017	179,555,486	179,550,000
RBC Capital Markets LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,025; 0%-8.00%; 04/25/2018-07/25/2047)(a)(e)	1.16%	10/31/2017	590,000,000	590,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, joint term agreement dated 07/12/2017, aggregate maturing value of $345,931,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,001; 0%-4.50%; 02/01/2026-07/20/2067)(e)	1.08%	10/10/2017	$335,904,500	$335,000,000
RBC Capital Markets LLC, joint term agreement dated 07/18/2017, aggregate maturing value of $500,443,056 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury securities valued at $510,000,080; 0%-6.38%; 10/31/2017-07/20/2067)(a)(e)	1.10%	10/16/2017	435,385,459	435,000,000
RBC Capital Markets LLC, joint term agreement dated 07/21/2017, aggregate maturing value of $500,015,278 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.13%-4.50%; 02/01/2026-09/01/2047)(a)(e)	1.10%	10/19/2017	410,012,528	410,000,000
RBC Capital Markets LLC, joint term agreement dated 08/14/2017, aggregate maturing value of $601,653,167 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 2.50%-4.50%; 02/01/2032-09/01/2047)(e)	1.09%	11/13/2017	481,322,533	480,000,000
Societe Generale, joint open agreement dated 04/27/2017 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0%-9.00%; 11/09/2017-05/15/2045)(f)	0.83%	—	—	1,115,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $175,324,625 (collateralized by U.S. Treasury obligations and a domestic agency mortgage-backed security valued at $178,500,000; 0.13%-8.13%; 03/31/2018-11/01/2030)	1.06%	09/18/2017	175,324,625	175,000,000
Societe Generale, term agreement dated 08/28/2017, maturing value of $400,094,222 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $408,000,000; 0.38%-5.97%; 11/01/2017-07/20/2047)(e)	1.06%	09/05/2017	400,094,222	400,000,000
Societe Generale, term agreement dated 08/30/2017, maturing value of $400,080,889 (collateralized by U.S. Treasury obligations valued at $510,000,047; 0%-6.50%; 10/26/2017-11/15/2044)	1.04%	09/06/2017	400,080,889	400,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,061,111 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,167; 3.00%-4.00%; 10/20/2042-05/20/2047)	1.10%	09/01/2017	1,610,049,194	1,610,000,000
TD Securites (USA) LLC, agreement dated 08/31/2017, maturing value of $500,015,000 (collateralized by U.S. Treasury obligations valued at $510,000,088; 0.13%-2.50%; 07/31/2019-01/15/2029)	1.08%	09/01/2017	500,015,000	500,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $700,020,806 (collateralized by domestic agency mortgage-backed securities valued at $714,000,001; 3.00%-4.00%; 06/01/2032-08/01/2047)	1.07%	09/01/2017	700,020,806	700,000,000
Wells Fargo Securities, LLC, term agreement dated 06/19/2017, maturing value of $50,138,111 (collateralized by domestic agency mortgage-backed securities valued at $51,000,001; 3.50%; 04/01/2047-08/01/2047)	1.13%	09/15/2017	50,138,111	50,000,000
Total Repurchase Agreements (Cost $18,637,115,333)				18,637,115,333
TOTAL INVESTMENTS IN SECURITIES(g)–100.78% (Cost $29,458,856,156)				29,458,856,156
OTHER ASSETS LESS LIABILITIES–(0.78)%				(229,260,956)
NET ASSETS–100.00%				$29,229,595,200

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed

LIBOR	– London Interbank Offered Rate
Sec.	– Secured
Sr.	– Senior

Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–101.08%
U.S. Treasury Bills–74.83%(a)
U.S. Treasury Bills	0.90%	09/07/2017	$11,000	$10,998,350
U.S. Treasury Bills	0.96%	09/07/2017	50,000	49,992,017
U.S. Treasury Bills	0.97%	09/07/2017	1,500	1,499,757
U.S. Treasury Bills	0.99%	09/07/2017	128,000	127,978,984
U.S. Treasury Bills	0.82%	09/14/2017	50,000	49,985,195
U.S. Treasury Bills	0.87%	09/14/2017	7,600	7,597,612
U.S. Treasury Bills	0.95%	09/14/2017	23,600	23,591,904
U.S. Treasury Bills	0.88%	09/21/2017	2,100	2,098,972
U.S. Treasury Bills	0.90%	09/21/2017	7,000	6,996,516
U.S. Treasury Bills	0.95%	09/21/2017	60,000	59,968,483
U.S. Treasury Bills	0.97%	09/21/2017	80,000	79,956,229
U.S. Treasury Bills	0.91%	09/28/2017	60,000	59,959,027
U.S. Treasury Bills	0.96%	09/28/2017	100,000	99,927,963
U.S. Treasury Bills	0.99%	09/28/2017	20,000	19,985,202
U.S. Treasury Bills	1.05%	10/05/2017	15,000	14,985,125
U.S. Treasury Bills	0.96%	10/26/2017	15,000	14,978,206
U.S. Treasury Bills	1.08%	11/02/2017	20,000	19,962,938
U.S. Treasury Bills	1.07%	11/09/2017	45,000	44,908,144
U.S. Treasury Bills	1.04%	11/16/2017	45,000	44,901,675
U.S. Treasury Bills	1.00%	11/24/2017	20,000	19,953,333
U.S. Treasury Bills	1.01%	11/24/2017	20,000	19,953,100
U.S. Treasury Bills	1.02%	11/30/2017	25,000	24,936,250
U.S. Treasury Bills	1.08%	12/21/2017	5,200	5,182,764
U.S. Treasury Bills	1.11%	12/28/2017	10,000	9,963,764
U.S. Treasury Bills	1.06%	01/02/2018	15,000	14,945,675
U.S. Treasury Bills	1.13%	01/04/2018	15,000	14,941,406
U.S. Treasury Bills	1.12%	01/11/2018	2,600	2,589,418
U.S. Treasury Bills	1.13%	01/11/2018	40,000	39,835,000
U.S. Treasury Bills	1.11%	01/18/2018	60,000	59,744,008
U.S. Treasury Bills	1.14%	01/25/2018	15,000	14,931,258
U.S. Treasury Bills	1.14%	02/01/2018	10,000	9,951,975
U.S. Treasury Bills	1.12%	02/08/2018	5,000	4,975,211
U.S. Treasury Bills	1.14%	02/08/2018	10,000	9,949,556
U.S. Treasury Bills	1.12%	02/15/2018	16,000	15,917,521
				1,008,042,538

U.S. Treasury Notes–26.25%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2017	70,000	70,018,289
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.21%	04/30/2018	30,000	30,015,443
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.20%	07/31/2018	53,000	53,010,861
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2018	40,000	40,007,308
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.16%	01/31/2019	49,000	49,014,427
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.09%	04/30/2019	38,000	38,004,460
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.08%	07/31/2019	10,000	9,999,027
U.S. Treasury Notes	0.63%	09/30/2017	16,500	16,493,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Notes	0.75%	10/31/2017	$20,000	$19,989,583
U.S. Treasury Notes	0.63%	11/30/2017	22,000	21,975,706
U.S. Treasury Notes	2.25%	11/30/2017	5,000	5,014,176
				353,542,908
TOTAL INVESTMENTS IN SECURITIES–101.08% (Cost $1,361,585,446)				1,361,585,446
OTHER ASSETS LESS LIABILITIES–(1.08)%				(14,596,815)
NET ASSETS–100.00%				$1,346,988,631

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.85%
Alabama–4.02%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.83%	07/01/2040	$7,530	$7,530,000

Arizona–2.43%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	01/01/2046	240	240,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	2,685	2,685,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	1,640	1,640,000
				4,565,000

California–3.95%
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC–Mizuho Bank, Ltd.)(a)(b)	0.80%	11/01/2026	2,000	2,000,000
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.73%	05/01/2034	2,710	2,710,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.74%	08/01/2042	2,700	2,700,000
				7,410,000

Colorado–1.12%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	07/01/2034	1,040	1,040,000
				2,103,000

Delaware–1.65%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	09/01/2036	3,085	3,085,000

District of Columbia–5.04%
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.79%	10/01/2036	5,895	5,895,000
District of Columbia Metropolitan Airports Authority (Dulles Toll Road); Series 2017 1, Sr. Second Lien Commercial Paper Notes (LOC–JPMorgan Chase Bank, N.A.)(b)	0.92%	10/25/2017	2,255	2,255,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.92%	01/01/2029	1,297	1,297,000
				9,447,000

Florida–3.59%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	0.80%	10/01/2050	2,800	2,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	0.88%	11/01/2036	2,445	2,445,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	0.79%	11/01/2038	1,500	1,500,000
				6,745,000

Georgia–4.82%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	01/01/2020	750	750,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.71%	09/01/2035	4,190	4,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	0.80%	01/01/2036	$3,000	$3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	09/01/2020	1,100	1,100,000
				9,040,000

Illinois–3.97%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris Bank N.A.)(a)(b)	0.83%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris Bank N.A.)(a)(b)(d)	0.90%	10/01/2017	200	200,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris Bank N.A.)(a)(b)	0.88%	09/01/2024	300	300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.76%	12/01/2046	4,935	4,935,000
				7,435,000

Indiana–10.10%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.79%	08/01/2028	2,125	2,125,000
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	08/01/2037	5,240	5,240,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.80%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	0.74%	07/01/2035	3,682	3,681,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	10/01/2019	500	500,000
				18,931,500

Louisiana–0.79%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.80%	07/01/2047	1,490	1,490,000

Massachusetts–1.85%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.85%	10/01/2038	1,650	1,650,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	1,800	1,814,630
				3,464,630

Michigan–0.39%
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.81%	03/01/2031	740	740,000

Minnesota–5.02%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.87%	10/15/2033	1,175	1,175,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.84%	01/01/2025	260	260,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.88%	11/15/2031	3,590	3,590,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.83%	11/01/2035	1,200	1,200,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.82%	10/01/2033	3,185	3,185,000
				9,410,000

Mississippi–1.63%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,700	1,700,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,350	1,350,000
				3,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–3.85%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.84%	11/01/2037	$565	$565,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	02/01/2031	5,695	5,695,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.89%	12/01/2019	960	960,000
				7,220,000

New Hampshire–1.14%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.80%	07/01/2038	2,130	2,130,000

New York–3.71%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA, N.A.)(a)(b)(c)	0.80%	11/01/2036	5,050	5,050,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.88%	11/01/2049	1,900	1,900,000
				6,950,000

North Carolina–0.93%
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	05/01/2036	1,735	1,735,000

Ohio–3.39%
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.77%	05/01/2026	6,356	6,356,000

Pennsylvania–3.69%
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	06/01/2037	705	705,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.80%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	10/15/2025	2,730	2,730,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	09/01/2028	686	686,000
				6,916,000

South Carolina–3.08%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.78%	11/01/2025	5,765	5,765,000

Texas–20.87%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.81%	08/01/2035	7,635	7,635,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	0.85%	11/01/2041	4,400	4,400,000
Houston (City of); Series 2017 G-2, Commercial Paper Notes	0.88%	10/11/2017	4,100	4,100,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.83%	10/01/2024	2,285	2,285,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	04/01/2026	1,715	1,715,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co. (The))(a)(b)	0.80%	11/15/2050	3,500	3,500,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,872,885
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.75%	08/01/2025	4,120	4,120,000
				39,112,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–4.37%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.77%	11/01/2024	$5,290	$5,290,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.84%	04/01/2042	2,900	2,900,000
				8,190,000

Virginia–1.39%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	0.79%	08/01/2037	2,500	2,500,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.83%	12/01/2019	100	100,000
				2,600,000

Washington–2.24%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	0.81%	09/01/2049	4,200	4,200,000

West Virginia–1.55%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.81%	01/01/2034	2,900	2,900,000

Wisconsin–2.27%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.85%	10/01/2042	4,265	4,265,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)–102.85% (Cost $192,786,015)				192,786,015
OTHER ASSETS LESS LIABILITIES–(2.85)%				(5,337,508)
NET ASSETS–100.00%				$187,448,507

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit

MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
SR.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.7%; other countries less than 5% each: 11.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $1,497,000, which represented less than 1% of the Fund’s Net Assets.
(e)	Also represents cost for federal income tax purposes.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Royal Bank of Canada	6.8%
Federal Home Loan Bank	5.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Assets and Liabilities

August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$285,454,625	$394,405,308	$8,352,420,228	$10,821,740,823	$1,361,585,446	$192,786,015
Repurchase agreements, at value and cost	37,979,281	34,000,000	17,059,753,249	18,637,115,333	—	—
Cash	—	—	94,420,441	94,999,673	896,193	—
Receivable for:
Investments sold	—	45,000	—	—	—	490,020
Interest	173,767	178,493	11,749,146	13,325,595	463,784	131,053
Fund expenses absorbed	—	—	211,762	57,650	16,388	14,389
Investment for trustee deferred compensation and retirement plans	3,638,934	1,021,952	2,208,111	1,003,702	129,682	370,683
Other assets	40,282	171,889	81,214	100,382	43,305	85,542
Total assets	327,286,889	429,822,642	25,520,844,151	29,568,343,158	1,363,134,798	193,877,702

Liabilities:
Payable for:
Investments purchased	—	—	164,404,393	314,278,058	14,945,675	5,872,885
Dividends	276,489	387,593	18,794,281	22,439,910	966,129	81,823
Accrued fees to affiliates	165,536	5,237	823,533	700,153	48,227	28,115
Accrued trustees’ and officer’s fees and benefits	3,517	3,493	44,297	48,346	5,280	3,316
Accrued operating expenses	46,904	42,026	444,412	110,355	37,407	30,078
Trustee deferred compensation and retirement plans	4,134,626	1,145,483	2,544,356	1,171,136	143,449	412,978
Total liabilities	4,627,072	1,583,832	187,055,272	338,747,958	16,146,167	6,429,195
Net assets applicable to shares outstanding	$322,659,817	$428,238,810	$25,333,788,879	$29,229,595,200	$1,346,988,631	$187,448,507

Net assets consist of:
Shares of beneficial interest	$322,503,176	$427,460,057	$25,333,609,855	$29,229,917,513	$1,347,073,382	$187,606,997
Undistributed net investment income	125,723	768,843	445,995	208,988	(12,543)	(104,955)
Undistributed net realized gain (loss)	—	371	(266,971)	(531,301)	(72,208)	(53,535)
Net unrealized appreciation	30,918	9,539	—	—	—	—
	$322,659,817	$428,238,810	$25,333,788,879	$29,229,595,200	$1,346,988,631	$187,448,507
Cost of Investments	$323,402,988	$428,395,769	$25,412,173,477	$29,458,856,156	$1,361,585,446	$192,786,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$296,174,321	$423,930,932	$22,803,973,038	$27,691,416,187	$1,306,370,262	$110,816,766
Private Investment Class	$6,982,006	$1,844,848	$574,807,664	$510,488,763	$3,223,981	$27,351,993
Personal Investment Class	$11,222	$610,629	$140,235,512	$21,129,031	$47,840	$2,006,095
Cash Management Class	$7,737,732	$1,148,091	$479,399,595	$169,027,032	$1,617,600	$27,616,253
Reserve Class	$944,472	$500,652	$250,727,901	$170,954,562	$35,624,693	$13,658,227
Resource Class	$1,326,988	$183,550	$476,818,226	$342,143,113	$94,179	$5,999,172
Corporate Class	$9,483,076	$20,108	$607,826,943	$324,436,512	$10,076	$1

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	296,102,352	423,925,317	22,803,135,981	27,691,615,090	1,306,397,259	110,799,256
Private Investment Class	6,980,431	1,844,823	574,788,954	510,492,338	3,224,048	27,347,499
Personal Investment Class	11,220	610,621	140,230,129	21,129,180	47,841	2,005,772
Cash Management Class	7,735,988	1,148,076	479,382,074	169,028,273	1,617,634	27,611,796
Reserve Class	944,255	500,645	250,718,593	170,955,789	35,625,414	13,656,022
Resource Class	1,326,687	183,548	476,800,051	342,145,363	94,182	5,998,206
Corporate Class	9,480,941	20,108	607,804,903	324,438,189	10,077	1
Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$6,810,832	$4,266,474	$156,973,970	$178,175,877	$7,892,025	$1,517,743

Expenses:
Advisory fees	1,481,376	804,864	33,720,107	24,298,014	1,561,957	399,149
Administrative services fees	553,420	314,385	7,898,423	8,498,345	659,087	109,872
Custodian fees	265	12,373	505,956	335,169	14,323	4,867
Distribution fees:
Private Investment Class	101,329	20,872	1,616,147	1,430,267	6,294	56,606
Personal Investment Class	9,280	71,919	705,239	92,539	3,592	11,376
Cash Management Class	28,064	14,645	313,732	115,650	1,621	27,385
Reserve Class	49,635	22,386	1,424,011	2,875,773	518,893	190,218
Resource Class	3,024	4,468	725,807	538,459	305	5,029
Corporate Class	7,998	5	249,266	81,215	85	6
Transfer agent fees	88,883	48,292	2,023,206	1,951,916	106,826	17,962
Trustees’ and officers’ fees and benefits	60,794	30,956	378,435	357,259	36,341	31,296
Registration and filing fees	101,526	107,702	143,043	247,284	86,196	90,518
Reports to shareholders	38,010	20,838	92,147	86,383	12,730	15,745
Professional services fees	40,729	49,695	216,492	176,385	52,162	39,744
Other	187,157	67,781	381,492	213,596	44,307	30,818
Total expenses	2,751,490	1,591,181	50,393,503	41,298,254	3,104,719	1,030,591
Less: Fees waived	(811,954)	(560,705)	(6,345,738)	(2,129,103)	(838,375)	(491,046)
Net expenses	1,939,536	1,030,476	44,047,765	39,169,151	2,266,344	539,545
Net investment income	4,871,296	3,235,998	112,926,205	139,006,726	5,625,681	978,198

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	284,449	371	39,369	(531,300)	(69,048)	(14,722)
Change in net unrealized appreciation of investment securities	30,918	9,539	—	—	—	—
Net increase in net assets resulting from operations	$5,186,663	$3,245,908	$112,965,574	$138,475,426	$5,556,633	$963,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2017 and 2016

	Liquid Assets Portfolio		STIC Prime Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$4,871,296	$65,311,251	$3,235,998	$6,158,242
Net realized gain	284,449	647,321	371	1,377
Change in net unrealized appreciation	30,918	—	9,539	—
Net increase in net assets resulting from operations	5,186,663	65,958,572	3,245,908	6,159,619

Distributions to shareholders from net investment income:
Institutional Class	(4,489,048)	(59,772,506)	(3,118,898)	(4,848,718)
Private Investment Class	(84,531)	(183,013)	(18,217)	(213,182)
Personal Investment Class	(1,713)	(40,091)	(26,443)	(164,965)
Cash Management Class	(138,836)	(660,627)	(59,666)	(649,934)
Reserve Class	(6,618)	(87,134)	(5,654)	(53,243)
Resource Class	(8,281)	(15,089)	(6,995)	(32,359)
Corporate Class	(142,269)	(4,552,791)	(125)	(195,841)
Total distributions from net investment income	(4,871,296)	(65,311,251)	(3,235,998)	(6,158,242)

Distributions to shareholders from net realized gains:
Institutional Class	(2,877,921)	—	—	—
Private Investment Class	(90,311)	—	—	—
Personal Investment Class	(5,195)	—	—	—
Cash Management Class	(133,371)	—	—	—
Reserve Class	(25,060)	—	—	—
Resource Class	(1,213)	—	—	—
Corporate Class	(67,014)	—	—	—
Total distributions from net realized gains	(3,200,085)	—	—	—

Share transactions–net:
Institutional Class	(10,122,727,290)	(5,553,230,110)	(1,183,946,896)	(156,797,441)
Private Investment Class	(234,302,026)	(42,171,998)	(139,216,079)	(21,155,334)
Personal Investment Class	(29,230,918)	(86,151,515)	(116,863,502)	(98,600)
Cash Management Class	(242,827,588)	(207,380,539)	(166,722,672)	(315,722,141)
Reserve Class	(99,217,916)	(56,031,914)	(20,973,659)	(28,926,016)
Resource Class	(5,919,518)	(65,429,204)	(16,683,703)	(2,843,872)
Corporate Class	(160,159,887)	(884,537,893)	11,449	(77,034,376)
Net increase (decrease) in net assets resulting from share transactions	(10,894,385,143)	(6,894,933,173)	(1,644,395,062)	(602,577,780)
Net increase (decrease) in net assets	(10,897,269,861)	(6,894,285,852)	(1,644,385,152)	(602,576,403)

Net assets:
Beginning of year	11,219,929,678	18,114,215,530	2,072,623,962	2,675,200,365
End of year*	$322,659,817	$11,219,929,678	$428,238,810	$2,072,623,962
* Includes accumulated undistributed net investment income	$125,723	$2,544,735	$768,843	$873,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the years ended August 31, 2017 and 2016

	Treasury Portfolio		Government & Agency Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$112,926,205	$20,948,253	$139,006,726	$10,802,684
Net realized gain (loss)	39,369	223,426	(531,300)	118,647
Net increase in net assets resulting from operations	112,965,574	21,171,679	138,475,426	10,921,331

Distributions to shareholders from net investment income:
Institutional Class	(103,892,394)	(15,100,629)	(133,552,021)	(8,855,873)
Private Investment Class	(1,423,813)	(334,722)	(1,460,534)	(403,391)
Personal Investment Class	(253,848)	(86,109)	(41,168)	(10,692)
Cash Management Class	(1,754,490)	(3,039,766)	(705,201)	(218,373)
Reserve Class	(324,958)	(62,197)	(661,922)	(263,352)
Resource Class	(1,659,524)	(274,847)	(1,330,994)	(73,436)
Corporate Class	(3,617,178)	(2,049,983)	(1,254,886)	(977,567)
Total distributions from net investment income	(112,926,205)	(20,948,253)	(139,006,726)	(10,802,684)

Share transactions–net:
Institutional Class	2,935,444,591	12,017,922,118	16,975,145,658	6,496,754,225
Private Investment Class	14,784,721	98,893,095	169,627,850	(81,684,720)
Personal Investment Class	17,413,815	(39,231,210)	13,622,071	(29,659,491)
Cash Management Class	75,974,874	(4,900,693,362)	18,926,896	(72,740,853)
Reserve Class	91,599,025	123,516,873	(144,921,764)	8,359,709
Resource Class	(6,111,394)	158,444,863	246,458,843	(2,217,786)
Corporate Class	(565,402,977)	(597,367,186)	8,002,319	(314,733,978)
Net increase in net assets resulting from share transactions	2,563,702,655	6,861,485,191	17,286,861,873	6,004,077,106
Net increase in net assets	2,563,742,024	6,861,708,617	17,286,330,573	6,004,195,753

Net assets:
Beginning of year	22,770,046,855	15,908,338,238	11,943,264,627	5,939,068,874
End of year*	$25,333,788,879	$22,770,046,855	$29,229,595,200	$11,943,264,627
* Includes accumulated undistributed net investment income	$445,995	$(21,274)	$208,988	$90,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the years ended August 31, 2017 and 2016

	Treasury Obligations Portfolio		Tax-Free Cash Reserve Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$5,625,681	$188,034	$978,198	$702,207
Net realized gain (loss)	(69,048)	15,288	(14,722)	5,988
Net increase in net assets resulting from operations	5,556,633	203,322	963,476	708,195

Distributions to shareholders from net investment income:
Institutional Class	(5,499,185)	(78,969)	(638,667)	(628,540)
Private Investment Class	(6,562)	(5,685)	(82,433)	(18,929)
Personal Investment Class	(821)	(2,859)	(6,683)	(1,951)
Cash Management Class	(6,763)	(43,887)	(164,964)	(33,087)
Reserve Class	(111,357)	(51,534)	(71,643)	(16,951)
Resource Class	(601)	(2,214)	(13,707)	(1,923)
Corporate Class	(392)	(2,886)	(101)	(826)
Total distributions from net investment income	(5,625,681)	(188,034)	(978,198)	(702,207)

Share transactions–net:
Institutional Class	1,185,273,759	15,581,368	(339,954,549)	(5,243,578)
Private Investment Class	(2,936,998)	177,746	2,881,656	(6,001,459)
Personal Investment Class	(2,559,557)	652,387	(390,938)	(1,226,815)
Cash Management Class	(29,769,108)	(13,633,574)	(3,056,555)	(20,346,066)
Reserve Class	(1,007,763)	30,758,077	(7,877,273)	(239,848)
Resource Class	(99,477)	(2,177,935)	3,587,633	(2,115,602)
Corporate Class	(2,933,744)	(25,066,209)	(32,063)	(26,445,210)
Net increase (decrease) in net assets resulting from share transactions	1,145,967,112	6,291,860	(344,842,089)	(61,618,578)
Net increase (decrease) in net assets	1,145,898,064	6,307,148	(344,856,811)	(61,612,590)

Net assets:
Beginning of year	201,090,567	194,783,419	532,305,318	593,917,908
End of year*	$1,346,988,631	$201,090,567	$187,448,507	$532,305,318
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

August 31, 2017

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Liquid Assets Portfolio and STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Liquid Assets Portfolio and STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

33                         Short-Term Investments Trust

Liquid Assets Portfolio determines its NAV per share multiple times per day.

Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Liquid Asset Portfolio’s and STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay in-kind income received in the form of securities in-lieu of cash is recorded as interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

34                         Short-Term Investments Trust

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and

35                         Short-Term Investments Trust

Invesco Canada Ltd. and, for Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended August 31, 2017, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Treasury Obligations Portfolio	0.13%
Tax-Free Cash Reserve Portfolio	0.20%

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$775,879	$—
STIC Prime Portfolio	491,412	—
Treasury Portfolio	4,848,110	—
Government & Agency Portfolio	—	—
Treasury Obligations Portfolio	435,239	8,169
Tax-Free Cash Reserve Portfolio	331,840	—

Voluntary fee waivers for the year ended August 31, 2017 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$2,312	$3,844	$0	$29,919	N/A	N/A
STIC Prime Portfolio	6,443	46,176	N/A	16,632	$42	N/A
Treasury Portfolio	268,452	295,938	N/A	902,854	30,384	N/A
Government & Agency Portfolio	205,332	34,736	N/A	1,882,669	6,366	N/A
Treasury Obligations Portfolio	2,319	3,165	514	388,874	76	$19
Tax-Free Cash Reserve Portfolio	10,328	6,440	1,247	140,793	398	N/A

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

36                         Short-Term Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively. The fees are accrued daily and paid monthly.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$516,193,208	$569,241,840	$0
STIC Prime Portfolio	235,118,755	240,049,293	0
Tax-Free Cash Reserve Portfolio	401,997,329	604,685,560	0

37                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2017 and 2016:

	2017	2016
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$8,071,381	$65,311,251
STIC Prime Portfolio	3,235,998	6,158,242
Treasury Portfolio	112,926,205	20,948,253
Government & Agency Portfolio	139,006,726	10,802,684
Treasury Obligations Portfolio	5,625,681	188,034
Tax-Free Cash Reserve Portfolio	978,198	702,207

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation) — Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$4,064,761	$30,918	$(3,939,038)	$—	$322,503,176	$322,659,817
STIC Prime Portfolio	1,856,602	9,539	(1,087,388)	—	427,460,057	428,238,810
Treasury Portfolio	2,873,233	—	(2,427,237)	(266,972)	25,333,609,855	25,333,788,879
Government & Agency Portfolio	1,327,059	—	(1,118,072)	(531,300)	29,229,917,513	29,229,595,200
Treasury Obligations Portfolio	122,962	(10,673)	(135,505)	(61,535)	1,347,073,382	1,346,988,631
Tax-Free Cash Reserve Portfolio	286,736	—	(391,691)	(53,535)	187,606,997	187,448,507

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

38                         Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2017 which expires as follows:

	Short-Term		Not Subject to Expiration	Total*
Fund	2018	2019
Liquid Assets Portfolio	$—	$—	$—	$—
STIC Prime Portfolio	—	—	—	—
Treasury Portfolio	—	—	266,972	266,972
Government & Agency Portfolio	—	—	531,300	531,300
Treasury Obligations Portfolio	—	—	61,535	61,535
Tax-Free Cash Reserve Portfolio	8,740	30,074	14,721	53,535

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2017
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Obligations Portfolio	$1,361,596,119	$—	$(10,673)	$(10,673)

*	For Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2017 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$(2,419,012)	$2,268,315	$150,697
STIC Prime Portfolio	(104,335)	(1,377)	105,712
Treasury Portfolio	467,269	(467,269)	—
Government & Agency Portfolio	118,648	(118,648)	—
Treasury Obligations Portfolio	—	(3)	3
Tax-Free Cash Reserve Portfolio	—	—	—

39                         Short-Term Investments Trust

NOTE 10—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,846,205,589	$8,846,379,006	206,922,537,697	$206,922,537,697
Private Investment Class	73,675,959	73,675,968	1,086,367,896	1,086,367,896
Personal Investment Class	8,382,621	8,382,870	147,332,561	147,332,561
Cash Management Class	352,257,569	352,272,331	3,527,556,735	3,527,556,735
Reserve Class	3,766,999	3,767,196	312,834,642	312,834,642
Resource Class	132,559	132,558	54,658,208	54,658,208
Corporate Class	244,330,733	244,348,194	12,789,032,744	12,789,032,744

Issued as reinvestment of dividends:
Institutional Class	4,398,518	4,398,873	16,030,218	16,030,218
Private Investment Class	43,468	43,475	51,160	51,160
Personal Investment Class	1,713	1,713	33,213	33,213
Cash Management Class	93,656	93,666	325,885	325,885
Reserve Class	6,617	6,618	78,372	78,372
Resource Class	8,279	8,281	14,018	14,018
Corporate Class	142,251	142,269	699,998	699,998

Reacquired:
Institutional Class	(18,973,148,113)	(18,973,505,169)	(212,491,798,025)	(212,491,798,025)
Private Investment Class	(308,001,404)	(308,021,469)	(1,128,591,054)	(1,128,591,054)
Personal Investment Class	(37,614,403)	(37,615,501)	(233,517,289)	(233,517,289)
Cash Management Class	(595,177,024)	(595,193,585)	(3,735,263,159)	(3,735,263,159)
Reserve Class	(102,991,361)	(102,991,730)	(368,944,928)	(368,944,928)
Resource Class	(6,060,265)	(6,060,357)	(120,101,430)	(120,101,430)
Corporate Class	(404,609,206)	(404,650,350)	(13,674,270,635)	(13,674,270,635)
Net increase (decrease) in share activity	(10,894,155,245)	$(10,894,385,143)	(6,894,933,173)	$(6,894,933,173)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

40                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,181,673,896	$1,181,705,357	4,966,861,188	$4,966,861,188
Private Investment Class	32,477,987	32,477,991	1,446,777,172	1,446,777,172
Personal Investment Class	118,187,308	118,187,309	677,491,586	677,491,586
Cash Management Class	132,025,201	132,025,203	2,194,654,168	2,194,654,168
Reserve Class	12,104,481	12,104,533	400,019,801	400,019,801
Resource Class	54,163,813	54,163,819	96,121,190	96,121,190
Corporate Class	23,501	23,503	518,160,731	518,160,731

Issued as reinvestment of dividends:
Institutional Class	1,319,248	1,319,283	1,393,044	1,393,044
Private Investment Class	12,756	12,757	78,349	78,349
Personal Investment Class	16,252	16,252	70,680	70,680
Cash Management Class	59,666	59,666	217,106	217,106
Reserve Class	5,653	5,654	50,303	50,303
Resource Class	6,994	6,995	25,322	25,322
Corporate Class	126	125	148,537	148,537

Reacquired:
Institutional Class	(2,366,923,911)	(2,366,971,536)	(5,125,051,673)	(5,125,051,673)
Private Investment Class	(171,705,890)	(171,706,827)	(1,468,010,855)	(1,468,010,855)
Personal Investment Class	(235,067,018)	(235,067,063)	(677,660,866)	(677,660,866)
Cash Management Class	(298,807,504)	(298,807,541)	(2,510,593,415)	(2,510,593,415)
Reserve Class	(33,083,675)	(33,083,846)	(428,996,120)	(428,996,120)
Resource Class	(70,853,614)	(70,854,517)	(98,990,384)	(98,990,384)
Corporate Class	(12,179)	(12,179)	(595,343,644)	(595,343,644)
Net increase (decrease) in share activity	(1,644,376,909)	$(1,644,395,062)	(602,577,780)	$(602,577,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

41                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	104,978,321,526	$104,978,321,526	37,473,899,000	$37,473,899,000
Private Investment Class	1,389,145,628	1,389,145,628	1,884,005,414	1,884,005,414
Personal Investment Class	959,511,379	959,511,379	980,594,144	980,594,144
Cash Management Class	2,685,419,118	2,685,419,118	14,484,295,170	14,484,295,170
Reserve Class	386,663,928	386,663,928	316,250,840	316,250,840
Resource Class	575,122,878	575,122,878	575,238,582	575,238,582
Corporate Class	9,826,990,863	9,826,990,863	20,782,139,048	20,782,139,048

Issued as reinvestment of dividends:
Institutional Class	16,234,515	16,234,515	5,368,737	5,368,737
Private Investment Class	249,491	249,491	43,130	43,130
Personal Investment Class	202,723	202,723	76,479	76,479
Cash Management Class	1,178,232	1,178,232	266,775	266,775
Reserve Class	254,629	254,629	50,478	50,478
Resource Class	346,994	346,994	52,190	52,190
Corporate Class	2,990,987	2,990,987	1,013,151	1,013,151

Reacquired:
Institutional Class	(102,059,111,450)	(102,059,111,450)	(25,461,345,619)	(25,461,345,619)
Private Investment Class	(1,374,610,398)	(1,374,610,398)	(1,785,155,449)	(1,785,155,449)
Personal Investment Class	(942,300,287)	(942,300,287)	(1,019,901,833)	(1,019,901,833)
Cash Management Class	(2,610,622,476)	(2,610,622,476)	(19,385,255,307)	(19,385,255,307)
Reserve Class	(295,319,532)	(295,319,532)	(192,784,445)	(192,784,445)
Resource Class	(581,581,266)	(581,581,266)	(416,845,909)	(416,845,909)
Corporate Class	(10,395,384,827)	(10,395,384,827)	(21,380,519,385)	(21,380,519,385)
Net increase in share activity	2,563,702,655	$2,563,702,655	6,861,485,191	$6,861,485,191

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	208,396,167,421	$208,396,167,421	54,569,434,166	$54,569,434,166
Private Investment Class	1,423,015,874	1,423,015,874	1,458,232,071	1,458,232,071
Personal Investment Class	72,491,907	72,491,907	71,882,635	71,882,635
Cash Management Class	936,923,184	936,923,184	2,062,748,073	2,062,748,073
Reserve Class	850,197,770	850,197,770	713,745,281	713,745,281
Resource Class	2,809,077,121	2,809,077,121	678,959,358	678,959,358
Corporate Class	4,691,887,919	4,691,887,919	3,670,809,701	3,670,809,701

Issued as reinvestment of dividends:
Institutional Class	19,317,518	19,317,518	1,972,829	1,972,829
Private Investment Class	318,477	318,477	116,496	116,496
Personal Investment Class	12,576	12,576	—	—
Cash Management Class	418,891	418,891	59,978	59,978
Reserve Class	513,904	513,904	149,381	149,381
Resource Class	796,073	796,073	16,833	16,833
Corporate Class	795,308	795,308	458,600	458,600

Reacquired:
Institutional Class	(191,440,339,281)	(191,440,339,281)	(48,074,652,770)	(48,074,652,770)
Private Investment Class	(1,253,706,501)	(1,253,706,501)	(1,540,033,287)	(1,540,033,287)
Personal Investment Class	(58,882,412)	(58,882,412)	(101,542,126)	(101,542,126)
Cash Management Class	(918,415,179)	(918,415,179)	(2,135,548,904)	(2,135,548,904)
Reserve Class	(995,633,438)	(995,633,438)	(705,534,953)	(705,534,953)
Resource Class	(2,563,414,351)	(2,563,414,351)	(681,193,977)	(681,193,977)
Corporate Class	(4,684,680,908)	(4,684,680,908)	(3,986,002,279)	(3,986,002,279)
Net increase in share activity	17,286,861,873	$17,286,861,873	6,004,077,106	$6,004,077,106

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Obligations Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,882,109,152	$1,882,109,152	475,968,821	$475,968,821
Private Investment Class	10,041,615	10,041,615	9,868,856	9,868,856
Personal Investment Class	2,009,181	2,009,181	11,195,355	11,195,355
Cash Management Class	7,657	7,657	37,314,802	37,314,802
Reserve Class	140,006,781	140,006,781	142,035,205	142,035,205
Resource Class	94,706	94,706	196	196
Corporate Class	659,929	659,929	14,372,709	14,372,709

Issued as reinvestment of dividends:
Institutional Class	116,704	116,704	43,479	43,479
Private Investment Class	4,830	4,830	2,495	2,495
Cash Management Class	6,763	6,763	42,181	42,181
Reserve Class	89,662	89,662	48,377	48,377
Resource Class	—	—	2,027	2,027
Corporate Class	299	299	3,097	3,097

Reacquired:
Institutional Class	(696,952,097)	(696,952,097)	(460,430,932)	(460,430,932)
Private Investment Class	(12,983,443)	(12,983,443)	(9,693,605)	(9,693,605)
Personal Investment Class	(4,568,738)	(4,568,738)	(10,542,968)	(10,542,968)
Cash Management Class	(29,783,528)	(29,783,528)	(50,990,557)	(50,990,557)
Reserve Class	(141,104,206)	(141,104,206)	(111,325,505)	(111,325,505)
Resource Class	(194,183)	(194,183)	(2,180,158)	(2,180,158)
Corporate Class	(3,593,972)	(3,593,972)	(39,442,015)	(39,442,015)
Net increase in share activity	1,145,967,112	$1,145,967,112	6,291,860	$6,291,860

(a)	88% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	216,245,353	$216,245,353	1,024,153,591	$1,024,153,591
Private Investment Class	49,632,970	49,632,970	41,102,729	41,102,729
Personal Investment Class	2,005,100	2,005,100	2,880,498	2,880,498
Cash Management Class	45,537,104	45,537,104	51,239,007	51,239,007
Reserve Class	111,932,405	111,932,405	53,662,145	53,662,145
Resource Class	4,058,371	4,058,371	80,556	80,556
Corporate Class	32,101	32,101	1,175,406	1,175,406

Issued as reinvestment of dividends:
Institutional Class	221,692	221,692	70,780	70,780
Private Investment Class	68,844	68,844	15,014	15,014
Personal Investment Class	5,772	5,772	11	11
Cash Management Class	134,904	134,904	13,782	13,782
Reserve Class	64,807	64,807	14,449	14,449
Resource Class	11,483	11,483	1,634	1,634
Corporate Class	97	97	1,040	1,040

Reacquired:
Institutional Class	(556,421,594)	(556,421,594)	(1,029,467,949)	(1,029,467,949)
Private Investment Class	(46,820,158)	(46,820,158)	(47,119,202)	(47,119,202)
Personal Investment Class	(2,401,810)	(2,401,810)	(4,107,324)	(4,107,324)
Cash Management Class	(48,728,563)	(48,728,563)	(71,598,855)	(71,598,855)
Reserve Class	(119,874,485)	(119,874,485)	(53,916,442)	(53,916,442)
Resource Class	(482,221)	(482,221)	(2,197,792)	(2,197,792)
Corporate Class	(64,261)	(64,261)	(27,621,656)	(27,621,656)
Net increase (decrease) in share activity	(344,842,089)	$(344,842,089)	(61,618,578)	$(61,618,578)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/17	$1.00	$0.0019	$0.0019	$0.0038	$(0.0031)	$(0.0005)	$(0.0036)	$1.0002	0.35%	$11	0.50	%(c)	0.81	%(c)	0.19	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	29,249	0.40		0.90		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	115,410	0.21		0.92		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,431	0.19		0.92		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	156,032	0.24		0.92		0.02
STIC Prime Portfolio
Year ended 08/31/17	1.00	0.0042	(0.0010)	0.0032	(0.0032)	—	(0.0032)	1.0000	0.32	611	0.38	(c)	0.82	(c)	0.42	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	117,475	0.26		0.92		0.14
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	117,573	0.07		0.94		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	158,011	0.06		0.94		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	98,913	0.11		0.94		0.08
Treasury Portfolio
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.20	140,236	0.50	(c)	0.75	(c)	0.20	c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	122,822	0.22		0.90		0.09
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	162,054	0.06		0.92		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	162,405	0.04		0.92		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	131,880	0.09		0.93		0.02
Government & Agency Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.23	21,129	0.49	(c)	0.70	(c)	0.24	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	7,507	0.21		0.87		0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	37,168	0.08		0.88		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	41,149	0.06		0.88		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	48,700	0.11		0.89		0.02
Treasury Obligations Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.21	48	0.25	(c)	0.77	(c)	0.41	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	2,608	0.17		1.08		0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,955	0.00		1.08		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,799	0.02		1.04		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,195	0.06		0.95		0.03
Tax-Free Cash Reserve Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.33	2,006	0.44	(c)	0.92	(c)	0.32	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	2,397	0.15		1.03		0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	3,624	0.03		1.06		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	3,722	0.04		1.05		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	4,781	0.10		1.05		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $1,687, $13,076, $128,225, $16,825, $653 and $2,068 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

46                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Personal Investment Class

Shareholders of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Houston, Texas

October 30, 2017

47                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Personal Investment Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,002.30	$3.63	$1,021.58	$3.67	0.72%
STIC Prime Portfolio	1,000.00	1,002.20	3.38	1,021.83	3.41	0.67
Treasury Portfolio	1,000.00	1,001.50	3.08	1,022.13	3.11	0.61
Government & Agency Portfolio	1,000.00	1,001.70	2.93	1,022.28	2.96	0.58
Treasury Obligations Portfolio	1,000.00	1,001.60	2.62	1,022.58	2.65	0.52
Tax-Free Cash Reserve Portfolio	1,000.00	1,001.70	2.42	1,022.79	2.45	0.48

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2017, through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

48                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Treasury Obligations Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio only a separate Sub-Advisory Contract with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

49                         Short-Term Investments Trust

STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s investment performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco

Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

50                         Short-Term Investments Trust

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was above the rate of one such mutual. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

51                         Short-Term Investments Trust

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

Treasury Obligations Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Treasury Obligations Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Fund and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

52                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2017:

Federal and State Income Tax
	Long Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	$—	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	—	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	—	0.00%	0.00%	44.88%	0.00%
Government & Agency Portfolio	—	0.00%	0.00%	6.66%	0.00%
Treasury Obligations Portfolio	—	0.00%	0.00%	99.60%	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$931,771	0.00%
STIC Prime Portfolio	1,377	0.00%
Treasury Portfolio	467,269	100.00%
Government & Agency Portfolio	118,648	100.00%
Treasury Obligations Portfolio	—	100.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

53                         Short-Term Investments Trust

Proxy Results

Government & Agency Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Obligations Portfolio

Treasury Portfolio

Special Joint Meetings (“Meetings”) of Shareholders of Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Tax-Free Cash Reserve Portfolio, Treasury Obligations Portfolio, and Treasury Portfolio, all investment portfolios of Short-Term Investments Trust (“STIT”) a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting on March 9, 2017 was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restrictions regarding the purchase or sale of physical commodities.

4(a)	For all Portfolios other than Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	For all Portfolios other than Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

With respect to Proposals 3, 4(a) — 4(b) above, the meetings for Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio was adjourned until April 11, 2017. The results of the voting on all other above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			22,218,115,143	211,380,023
	James T. Bunch			22,218,115,143	211,380,023
	Bruce L. Crockett			22,218,115,143	211,380,023
	Jack M. Fields			22,249,047,298	180,447,868
	Martin L. Flanagan			22,249,047,298	180,447,868
	Cynthia Hostetler			22,249,047,298	180,447,868
	Dr. Eli Jones			22,249,047,298	180,447,868
	Dr. Prema Mathai-Davis			22,249,047,298	180,447,868
	Teresa M. Ressel			22,249,047,298	180,447,868
	Dr. Larry Soll			22,218,115,143	211,380,023
	Ann Barnett Stern			22,249,047,298	180,447,868
	Raymond Stickel, Jr.			22,100,178,935	329,316,231
	Philip A. Taylor			22,249,047,298	180,447,868
	Robert C. Troccoli			22,218,115,143	211,380,023
	Christopher L. Wilson			22,249,047,298	180,447,868

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	18,725,408,595	436,465,676	282,179,620	2,985,441,275
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Government & Agency Portfolio	9,825,945,569	663,837,440	48,700,782	1,316,398,671
	Tax-Free Cash Reserve Portfolio	116,476,661	3,307,934	393,005	27,739,348
	Treasury Obligations Portfolio	1,255,028,261	13,180,474	0	7,462,753
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Government & Agency Portfolio	10,433,817,634	56,650,083	48,016,076	1,316,398,669
	Tax-Free Cash Reserve Portfolio	119,514,268	463,332	200,000	27,739,348
	Treasury Obligations Portfolio	1,256,992,747	11,215,988	0	7,462,753
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Government & Agency Portfolio	10,438,275,881	55,008,296	45,199,613	1,316,398,672
	Tax-Free Cash Reserve Portfolio	119,238,866	738,734	200,000	27,739,348
	Treasury Obligations Portfolio	1,256,992,747	11,215,988	0	7,462,753

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust (“STIT”).

54                         Short-Term Investments Trust

Proxy Results—(continued)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

The Meeting on March 9, 2107 was adjourned until April 11, 2017 with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Liquid Assets Portfolio did not receive sufficient shareholder votes to achieve quorum and STIC Prime Portfolio and Treasury Portfolio did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) — 4(b). As a result, Proposals 3 and 4(a) — 4(b) have failed to pass.

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Liquid Assets Portfolio	47,595,663	461,265	2,374,216	31,231,209
	STIC Prime Portfolio	82,840,449	127,365,576	21,897,153	4,633,127
	Treasury Portfolio	7,565,822,794	336,716,255	210,176,607	1,541,710,819
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Liquid Assets Portfolio	48,000,135	55,649	2,375,360	31,231,209
	STIC Prime Portfolio	209,868,167	113,257	246,498	4,633,127
	Treasury Portfolio	7,798,916,493	73,232,095	240,567,070	1,541,710,817
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Liquid Assets Portfolio	48,000,135	55,649	2,375,360	31,231,209
	STIC Prime Portfolio	209,796,651	184,773	246,498	4,633,127
	Treasury Portfolio	7,774,612,335	93,885,021	244,218,303	1,541,710,816

55                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			144	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management).

Formerly: Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	144	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	144	Board member of the Illinois Manufacturers’ Association
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society; Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	144	Trustee, Evans Scholarship Foundation
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	144	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	144	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury; Chief Compliance Officer, Kaiser Permanente; Program Manager, Hewlett-Packard; Nuclear Engineering, General Dynamics Corporation	144	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	144	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	144	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	144	None
Christopher L. Wilson — 1957 Trustee	2017	Managing Partner, CT2, LLC (investing and consulting firm) Formerly: President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	144	TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); ISO New England, Inc. (non-profit organization managing regional electricity market)

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Manager and Secretary, Invesco Indexing LLC

Formerly: Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 Invesco Distributors, Inc.	CM-STIT-AR-6 10122017 0923

Annual Report to Shareholders	August 31, 2017

Private Investment Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Treasury Obligations Portfolio
Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
5	Fund Objectives and Strategies
6	Fund Composition by Maturity
8	Schedules of Investments
28	Financial Statements
33	Notes to Financial Statements
46	Financial Highlights
47	Auditor’s Report
48	Fund Expenses
49	Approval of Investment Advisory and Sub-Advisory Contracts
53	Tax Information
54	Proxy Results
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Letters to Shareholders

Philip Taylor

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2017. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued at a slightly higher pace than the prior fiscal year. The US economy continued to add jobs, keeping the unemployment rate near 4.5% while inflation remained subdued.[1] Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 0.25% to 0.50% at the start of the reporting period to a range of 1.00% to 1.25% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2016, and in March and June 2017.[2] The three quarter-point increases marked just the second, third and fourth rate hikes over the last decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slower global growth, sub-optimal inflation, and the lingering impact of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 12-month US Treasury bill yielded 1.23% on August 31, 2017, up 62 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 48 basis points to 1.32% over the reporting period.3 While the Fed may raise the federal funds target rate again, they may do so at a slower pace than investors have seen over the last fiscal year.

US money market fund reform

The money market fund industry in the US followed through with plans to adopt new money market fund regulations announced in July of 2014. Those regulations were fully implemented on October 14, 2016. Invesco thoughtfully evaluated the impact of money market reform and the impact this reform would have on our investors and our product line. We will continue to keep you and all our valued money market fund investors informed about any further regulatory changes through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1  Source: Bureau of Labor Statistics

2  Source: US Federal Reserve

3  Source: Bloomberg

2	Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3	Short-Term Investments Trust

Fund Data

Private Investment Class data as of 8/31/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets[1]	3 - 40 days	33 days	47 days	$7.0 million
STIC Prime[1]	3 - 19 days	17 days	17 days	1.8 million
Treasury[2]	12 - 54 days	19 days	97 days	574.8 million
Government & Agency[2]	17 - 50 days	17 days	108 days	510.5 million
Treasury Obligations[2]	15 - 58 days	43 days	117 days	3.2 million
Tax-Free Cash Reserve[3]	7 - 21 days	21 days	21 days	27.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

4	Short-Term Investments Trust

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Treasury Obligations Portfolio

Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/17
	Liquid Assets Portfolio 1-6, 9-10, 12-14	STIC Prime Portfolio 1-6, 9-10, 12-14	Treasury Portfolio 2, 4-5, 7, 11-12, 14	Government & Agency Portfolio 2, 4-5, 7, 11-12, 14	Treasury Obligations Portfolio 2, 4-5, 7, 12, 14	Tax-Free Cash Reserve Portfolio 2-5, 8-9,13-14
1 - 7	48.4%	47.4%	63.2%	61.3%	14.0%	92.7%
8 - 30	7.9	27.6	5.1	1.3	30.1	0.0
31 - 60	15.0	25.0	2.0	3.1	3.4	3.3
61 - 90	9.1	0.0	2.1	0.5	17.6	0.0
91 - 180	15.7	0.0	11.8	8.7	18.7	0.0
181+	3.9	0.0	15.8	25.1	16.2	4.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
5	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
6	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.

6	Short-Term Investments Trust

7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return. While the Board of Trustees may elect to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

7	Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–42.61%
ABN AMRO Bank N.V.(a)	1.39%	11/21/2017	$5,000	$4,985,385
Australia & New Zealand Banking Group Ltd.(a)	1.08%	09/01/2017	14,000	14,000,000
Banco del Estado de Chile(a)	1.31%	10/12/2017	5,000	5,000,331
Bank of America, N.A.	1.40%	02/16/2018	5,000	5,002,852
China Construction Bank Corp.(a)	1.50%	09/25/2017	5,000	5,000,068
China Construction Bank Corp.(a)	1.50%	09/01/2017	2,000	2,000,005
Credit Agricole Corporate & Investment Bank(a)	1.06%	09/01/2017	14,500	14,500,000
DNB Bank ASA(a)	1.07%	09/01/2017	14,500	14,500,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.08%	09/01/2017	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 mo. USD LIBOR + 0.42%)(a)(b)	1.73%	10/25/2017	8,000	8,006,173
KBC Bank N.V. (Belgium)(a)	1.37%	10/30/2017	3,000	2,993,220
KBC Bank N.V. (Belgium)(a)	1.40%	11/24/2017	2,500	2,491,828
Mizuho Bank, Ltd.(a)	1.17%	09/01/2017	14,000	14,000,000
Oversea-Chinese Banking Corp. Ltd.(a)	1.30%	10/02/2017	5,000	5,000,183
Oversea-Chinese Banking Corp. Ltd.(a)	1.32%	11/14/2017	5,000	5,000,200
Sumitomo Mitsui Trust Bank Ltd.(a)	1.18%	09/05/2017	8,000	8,000,009
Swedbank AB(a)	1.07%	09/01/2017	14,000	14,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.54%)(b)	1.77%	01/19/2018	5,000	5,008,579
Westpac Banking Corp. (1 mo. USD LIBOR + 0.50%)(a)(b)	1.73%	01/05/2018	4,000	4,005,692
Total Certificates of Deposit (Cost $137,469,470)				137,494,525

Commercial Paper–36.65%(c)
Asset-Backed Securities — Consumer Receivables–1.55%
Old Line Funding, LLC(d)	1.36%	11/01/2017	5,000	4,988,909

Asset-Backed Securities — Fully Supported–3.09%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	1.29%	10/13/2017	5,000	4,992,606
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	1.33%	12/01/2017	3,000	2,989,980
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.24%)(a)(b)(d)	1.47%	11/20/2017	2,000	2,000,922
				9,983,508

Asset-Backed Securities — Fully Supported Bank–9.28%
Anglesea Funding LLC (Multi–CEP’s)(a)(d)	1.30%	09/21/2017	8,000	7,994,330
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(b)	1.45%	04/03/2018	5,000	5,000,584
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.30%	10/02/2017	4,000	3,995,563
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(d)	1.31%	11/15/2017	5,000	4,986,151
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(a)(d)	1.49%	02/12/2018	5,000	4,964,938
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/12/2017	3,000	2,995,565
				29,937,131

Asset-Backed Securities — Multi-Purpose–3.86%
CHARTA, LLC(d)	1.35%	12/11/2017	5,000	4,980,889
Mont Blanc Capital Corp. (CEP–ING Bank N.V.)(a)(d)	1.31%	09/27/2017	2,000	1,998,127
Nieuw Amsterdam Receivables Corp.(a)(d)	1.38%	11/06/2017	3,000	2,992,647
Nieuw Amsterdam Receivables Corp.(a)(d)	1.46%	02/12/2018	2,500	2,483,042
				12,454,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–2.33%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	05/04/2018	$2,500	$2,500,213
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.23%	04/24/2018	5,000	5,000,846
				7,501,059

Diversified Banks–12.21%
Canadian Imperial Bank of Commerce(a)(d)	1.08%	09/01/2017	14,000	13,999,577
DBS Bank Ltd.(a)(d)	1.31%	10/04/2017	2,500	2,497,030
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)(d)	1.30%	10/30/2017	2,000	1,996,017
ING (US) Funding LLC(a)	1.41%	02/05/2018	5,000	4,969,760
ING (US) Funding LLC(a)	1.41%	02/06/2018	4,000	3,975,620
J.P. Morgan Securities LLC	1.46%	02/16/2018	3,000	2,979,762
National Australia Bank Ltd.(a)(d)	1.31%	10/23/2017	4,000	3,992,886
Societe Generale(a)	1.27%	09/27/2017	5,000	4,995,399
				39,406,051

Regional Banks–0.62%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)(d)	1.45%	09/08/2017	2,000	2,000,140

Specialized Finance–3.71%
CDP Financial Inc.(a)(d)	1.39%	11/29/2017	4,000	3,987,850
CDP Financial Inc.(a)(d)	1.47%	01/10/2018	3,000	2,985,975
Nederlandse Waterschapsbank N.V.(a)(d)	1.27%	10/02/2017	5,000	4,994,773
				11,968,598
Total Commercial Paper (Cost $118,234,238)				118,240,101

Variable Rate Demand Notes–9.21%(e)
Credit Enhanced–9.21%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.18%	11/01/2030	5,000	5,000,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.22%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing) Series 2016 B-2, VRD RB (LOC–Bank of China Ltd.)(f)	1.50%	11/01/2049	1,500	1,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	4,000	4,000,000
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	3,000	3,000,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(f)	1.45%	11/01/2049	2,000	2,000,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	1.28%	07/01/2040	1,820	1,820,000
Total Variable Rate Demand Notes (Cost $29,719,999)				29,719,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–88.47% (Cost $285,423,707)				285,454,625

			Repurchase Amount
Repurchase Agreements–11.77%(g)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by a foreign corporate obligation valued at $5,100,143; 1.25%; 07/26/2019)(a)	1.26%	09/01/2017	5,000,175	5,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $10,000,350 (collateralized by domestic and foreign corporate obligations valued at $10,413,295; 1.20%-9.80%; 12/15/2017-08/15/2027)(a)	1.26%	09/01/2017	10,000,350	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., open agreement dated 08/22/2017 (collateralized by a U.S. Treasury obligation valued at $6,630,071; 1.38%; 01/31/2020)(h)	1.82%	—	$—	$6,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	979,310	979,281
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $7,001,851 (collateralized by domestic non-agency mortgage-backed securities and domestic agency mortgage-backed securities valued at $7,261,259; 0.18%-6.49%; 12/25/2021-03/16/2055)(a)(i)	1.36%	09/05/2017	7,001,851	7,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/02/2017, maturing value of $3,508,362 (collateralized by a foreign corporate obligation valued at $3,570,001; 6.25%; 04/22/2019)	1.83%	09/18/2017	3,508,362	3,500,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by a foreign corporate obligation valued at $5,100,000; 2.00%; 08/30/2022)	1.26%	09/01/2017	5,000,175	5,000,000
Total Repurchase Agreements (Cost $37,979,281)				37,979,281
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.24% (Cost $323,402,988)				323,433,906
OTHER ASSETS LESS LIABILITIES–(0.24)%				(774,089)
NET ASSETS–100.00%				$322,659,817

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan 14.9%; Canada: 12.7%; Netherlands: 10.6%; France: 8.2%; Australia: 6.8%; Germany: 6.8%; other countries less than 5% each: 20.3%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $98,317,916, which represented 30.47% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.35%(a)
Asset-Backed Securities — Consumer Receivables–1.87%
Old Line Funding, LLC(b)	1.23%	09/20/2017	$8,000	$7,994,511

Asset-Backed Securities — Fully Supported–6.12%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	1.25%	10/24/2017	15,000	14,971,897
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.26%	09/18/2017	10,000	9,993,845
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.28%	10/05/2017	1,250	1,248,469
				26,214,211

Asset-Backed Securities — Fully Supported Bank–9.80%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)	1.30%	09/15/2017	6,000	5,997,038
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	1.31%	10/02/2017	15,000	14,982,973
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.24%	10/02/2017	5,000	4,994,453
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.28%	09/05/2017	2,500	2,499,579
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp)(b)(c)	1.28%	10/24/2017	8,000	7,984,652
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	1.23%	09/26/2017	5,500	5,495,047
				41,953,742

Asset-Backed Securities — Multi-Purpose–5.13%
Nieuw Amsterdam Receivables Corp.(b)(c)	1.29%	09/25/2017	15,000	14,986,823
Versailles Commercial Paper LLC(b)	1.27%	10/06/2017	7,000	6,991,145
				21,977,968

Diversified Banks–13.77%
DBS Bank Ltd.(b)(c)	1.24%	09/05/2017	5,000	4,999,150
Federation des caisses Desjardins du Quebec(b)(c)	1.24%	09/11/2017	10,000	9,996,303
NRW Bank(b)(c)	1.25%	09/08/2017	15,000	14,996,140
NRW Bank(b)(c)	1.26%	10/02/2017	2,500	2,497,231
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.27%	09/19/2017	5,000	4,996,707
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.27%	10/13/2017	4,500	4,493,206
Societe Generale S.A.(c)	1.27%	09/27/2017	12,000	11,988,958
Societe Generale S.A.(c)	1.28%	10/19/2017	5,000	4,991,296
				58,958,991

Regional Banks–1.86%
Danske Corp.(b)(c)	1.25%	09/05/2017	3,000	2,999,407
Mitsubishi UFJ Trust & Banking Corp.(c)	1.27%	10/17/2017	5,000	4,991,958
				7,991,365

Specialized Finance–2.80%
Nederlandse Waterschapsbank N.V.(b)(c)	1.25%	10/02/2017	12,000	11,987,456
Total Commercial Paper (Cost $177,081,456)				177,078,244

Certificates of Deposit–30.89%
Australia & New Zealand Banking Group, Ltd.(c)	1.08%	09/01/2017	21,000	21,000,000
BMO Harris Bank N.A.(c)	1.33%	09/12/2017	10,000	10,000,708
China Construction Bank Corp.(c)	1.50%	09/01/2017	5,000	5,000,013
China Construction Bank Corp.(c)	1.50%	09/25/2017	5,000	5,000,068
Credit Agricole Corporate & Investment Bank(c)	1.06%	09/01/2017	12,799	12,799,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
DNB Bank ASA(c)	1.07%	09/01/2017	$9,500	$9,500,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.08%	09/01/2017	9,000	9,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.27%	10/10/2017	12,000	12,000,086
KBC Bank N.V. (Belgium)(c)	1.34%	10/20/2017	15,000	14,971,803
Mizuho Bank, Ltd.(c)	1.17%	09/01/2017	21,000	21,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.28%	09/25/2017	6,000	6,000,119
Sumitomo Mitsui Trust Bank Ltd.(c)	1.18%	09/05/2017	6,000	6,000,007
Total Certificates of Deposit (Cost $132,272,313)				132,272,038

Variable Rate Demand Notes–14.99%(d)
Credit Enhanced–14.99%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	1.23%	06/01/2029	4,020	4,020,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.95%	09/01/2019	3,500	3,500,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(e)	1.25%	12/01/2031	11,485	11,485,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.24%	04/01/2047	10,000	10,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	1.22%	05/01/2037	13,605	13,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	1.30%	01/01/2033	5,260	5,260,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(e)	1.48%	11/01/2049	15,000	15,000,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(e)	1.45%	11/01/2049	1,330	1,330,000
Total Variable Rate Demand Notes (Cost $64,200,000)				64,200,000

U.S. Government Sponsored Agency Securities–4.87%(d)
Overseas Private Investment Corp. (OPIC)–4.87%
Unsec. Gtd. VRD COP (3 mo. U.S. Treasury Bill Rate)	1.10%	09/15/2022	10,000	10,006,250
Unsec. Gtd. VRD COP (3 mo. U.S. Treasury Bill Rate)	1.10%	05/15/2030	10,842	10,848,776
Total U.S. Government Sponsored Agency Securities (Cost $20,842,000)				20,855,026
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–92.10% (Cost $394,395,769)				394,405,308

			Repurchase Amount
Repurchase Agreements–7.94%(f)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $12,000,420 (collateralized by a foreign corporate obligation valued at $12,240,942; 1.25%; 07/26/2019)(c)	1.26%	09/01/2017	12,000,420	12,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by domestic and foreign corporate obligations valued at $5,249,680; 1.20%-9.80%; 04/06/2018-04/20/2026)(c)	1.26%	09/01/2017	5,000,175	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $14,003,484 (collateralized by a domestic agency mortgage-backed security valued at $14,701,353; 1.51%; 05/25/2047)(c)(g)	1.28%	09/05/2017	14,003,484	14,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $3,000,105 (collateralized by a foreign corporate obligation valued at $3,060,000; 2.00%; 08/30/2022)	1.26%	09/01/2017	3,000,105	3,000,000
Total Repurchase Agreements (Cost $34,000,000)				34,000,000
TOTAL INVESTMENTS IN SECURITIES(h)(i)–100.04% (Cost $428,395,769)				428,405,308
OTHER ASSETS LESS LIABILITIES–(0.04)%				(166,498)
NET ASSETS–100.00%				$428,238,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
RN	– Revenue Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $164,368,994, which represented 38.38% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 14.2%; Germany: 12.5%; France: 10.2%; Netherlands: 9.8%; Canada: 8.6%; other countries less than 5% each: 23.0%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.97%
U.S. Treasury Bills–12.95%(a)
U.S. Treasury Bills	0.91%	09/28/2017	$300,000	$299,796,375
U.S. Treasury Bills	0.91%	10/05/2017	300,000	299,742,166
U.S. Treasury Bills	1.06%	11/09/2017	75,000	74,847,985
U.S. Treasury Bills	1.07%	11/09/2017	450,000	449,077,126
U.S. Treasury Bills	1.06%	01/02/2018	165,000	164,404,393
U.S. Treasury Bills	1.14%	01/04/2018	500,000	498,037,759
U.S. Treasury Bills	1.13%	01/11/2018	500,000	497,937,500
U.S. Treasury Bills	1.11%	01/18/2018	500,000	497,866,736
U.S. Treasury Bills	1.14%	01/25/2018	200,000	199,083,444
U.S. Treasury Bills	1.14%	02/01/2018	300,000	298,559,250
				3,279,352,734

U.S. Treasury Notes–20.02%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.09%	04/30/2019	1,282,000	1,282,109,962
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.16%	01/31/2019	550,000	550,178,379
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.08%	07/31/2019	400,000	399,995,661
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.20%	07/31/2018	429,240	429,239,092
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2018	695,000	694,907,234
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.21%	04/30/2018	664,000	664,036,216
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.27%)(b)	1.29%	01/31/2018	300,000	300,047,182
U.S. Treasury Notes	0.63%	09/30/2017	200,000	199,979,403
U.S. Treasury Notes	2.25%	11/30/2017	250,000	250,708,795
U.S. Treasury Notes	2.63%	01/31/2018	300,000	301,865,570
				5,073,067,494
Total U.S. Treasury Securities (Cost $8,352,420,228)				8,352,420,228
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–32.97% (Cost $8,352,420,228)				8,352,420,228

			Repurchase Amount
Repurchase Agreements–67.34%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2017, maturing value of $550,016,194 (collateralized by U.S. Treasury obligations valued at $561,000,063; 0.75%-2.75%; 10/31/2018-11/15/2042)	1.06%	09/01/2017	550,016,194	550,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(d)	1.06%	10/02/2017	225,583,000	225,000,000
Bank of Montreal, joint term agreement dated 07/07/2017, aggregate maturing value of $250,669,861 (collateralized by U.S. Treasury obligations valued at $255,000,044; 0%-3.63%; 9/28/2017-8/15/2047)(d)	1.06%	10/06/2017	150,401,917	150,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(d)	1.06%	10/27/2017	125,213,472	125,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,037; 0%-5.38%; 09/14/2017-08/15/2046)	1.06%	09/01/2017	$1,250,036,806	$1,250,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(d)	1.08%	09/06/2017	552,265,952	552,150,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	2,200,067,222	2,200,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,058,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,002; 1.13%-3.63%; 05/31/2019-05/15/2045)	1.05%	09/01/2017	1,300,037,917	1,300,000,000
Citigroup Global Markets, Inc., term agreement dated 08/31/2017, maturing value of $500,102,083 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%; 11/15/2019-11/15/2045)(d)	1.05%	09/07/2017	500,102,083	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/05/2017, maturing value of $551,270,500 (collateralized by U.S. Treasury obligations valued at $561,000,010; 1.13%-3.38%; 10/31/2017-05/15/2044)	1.08%	09/20/2017	551,270,500	550,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	580,830,751	580,813,649
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/21/2017, aggregate maturing value of $200,087,500 (collateralized by U.S. Treasury obligations valued at $204,000,053; 1.50%-3.75%; 08/31/2018-11/15/2043)(d)	1.05%	09/05/2017	100,043,750	100,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 08/31/2017, maturing value of $100,020,417 (collateralized by U.S. Treasury obligations valued at $102,000,017; 0.75%-1.00%; 04/30/2018-11/30/2019)(d)	1.05%	09/07/2017	100,020,417	100,000,000
Federal Reserve Bank of New York, agreement dated 08/31/2017, maturing value of $200,005,556 (collateralized by U.S. Treasury obligations valued at $200,005,645; 1.63%-3.63%; 08/15/2022-08/15/2043)	1.00%	09/01/2017	200,005,556	200,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $805,023,926 (collateralized by U.S. Treasury obligations valued at $821,100,083; 1.88%-2.75%; 04/30/2022-02/15/2024)	1.07%	09/01/2017	805,023,926	805,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $384,011,520 (collateralized by a U.S. Treasury obligation valued at $391,680,090; 1.50%; 05/31/2020)	1.08%	09/01/2017	384,011,520	384,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $190,005,700 (collateralized by U.S. Treasury obligations valued at $193,800,035; 1.50%-2.75%; 02/28/2018-10/31/2022)	1.08%	09/01/2017	190,005,700	190,000,000
J.P. Morgan Securities Inc., agreement dated 08/31/2017, maturing value of $250,007,431 (collateralized by U.S. Treasury obligations valued at $255,002,491; 0.75%-1.50%; 03/31/2019-08/15/2019)	1.07%	09/01/2017	250,007,431	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 08/31/2017, maturing value of $250,007,361 (collateralized by U.S. Treasury obligations valued at $255,000,081; 0.13%; 04/15/2021-07/15/2024)	1.06%	09/01/2017	250,007,361	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(d)	1.08%	09/06/2017	400,086,351	400,002,350
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	400,012,000	400,000,000
Natixis, term agreement dated 08/31/2017, maturing value of $500,104,028 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0.13%-7.63%; 03/31/2018-02/15/2047)(d)	1.07%	09/07/2017	500,104,028	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Prudential Insurance Co. of America, agreement dated 08/31/2017, maturing value of $286,821,014 (collateralized by U.S. Treasury obligations valued at $292,375,640; 0%-2.50%; 11/15/2027-02/15/2045)	1.10%	09/01/2017	$286,821,014	$286,812,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2017, maturing value of $195,980,988 (collateralized by U.S. Treasury obligations valued at $199,842,600; 0%; 02/15/2022-08/15/2033)	1.10%	09/01/2017	195,980,988	195,975,000
RBC Capital Markets LLC, term agreement dated 07/06/2017, maturing value of $1,002,704,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,031; 0%-8.88%; 09/15/2017-02/15/2047)(d)	1.07%	10/05/2017	1,002,704,722	1,000,000,000
Societe Generale, open agreement dated 04/27/2017 (collateralized by U.S. Treasury obligations valued at $1,020,000,035; 0%-8.00%; 11/09/2017-05/15/2047)(e)	0.81%	—	—	1,000,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $250,463,750 (collateralized by U.S. Treasury obligations valued at $255,000,071; 0.13%-3.50%; 04/15/2020-11/15/2044)	1.06%	09/18/2017	250,463,750	250,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/31/2017, maturing value of $2,000,060,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,245; 2.00%-3.63%; 02/15/2020-07/31/2020)	1.08%	09/01/2017	2,000,060,000	2,000,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $565,016,636 (collateralized by U.S. Treasury obligations valued at $576,300,059; 2.25%-2.88%; 12/31/2020-08/15/2045)	1.06%	09/01/2017	565,016,636	565,000,000
Wells Fargo Securities, LLC, term agreement dated 06/15/2017, maturing value of $200,609,778 (collateralized by U.S. Treasury obligations valued at $204,000,080; 3.00%; 11/15/2045-05/15/2047)	1.12%	09/21/2017	200,609,778	200,000,000
Total Repurchase Agreements (Cost $17,059,753,249)				17,059,753,249
TOTAL INVESTMENTS IN SECURITIES(f)–100.31% (Cost $25,412,173,477)				25,412,173,477
OTHER ASSETS LESS LIABILITIES–(0.31)%				(78,384,598)
NET ASSETS–100.00%				$25,333,788,879

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–31.50%
Federal Farm Credit Bank (FFCB)–1.34%
Unsec. Bonds (1 mo. USD LIBOR + 0.02%)(a)	1.25%	12/27/2017	$30,000	$29,987,443
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	01/17/2018	10,000	9,997,909
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	02/26/2018	50,000	49,992,784
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	11/13/2017	8,000	7,998,466
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.31%	02/09/2018	25,000	25,000,161
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.35%	03/21/2018	20,000	20,005,054
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/06/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.03%)(a)	1.18%	03/02/2018	40,000	40,032,657
Unsec. Bonds (3 mo. USD LIBOR — 0.36%)(a)	0.95%	01/22/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR)(a)	1.31%	05/09/2018	9,500	9,512,053
				392,526,527

Federal Home Loan Bank (FHLB)–27.78%
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.29%	11/15/2017	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.28%	11/17/2017	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.30%	02/16/2018	45,000	45,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/15/2019	280,000	280,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/04/2019	62,500	62,499,897
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/08/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/11/2019	207,000	207,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	02/28/2019	235,000	235,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/11/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/14/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/25/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.10%)(a)	1.13%	12/21/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(a)	1.13%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(a)	1.13%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/10/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	07/03/2018	300,000	300,000,109
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.10%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.06%	03/06/2018	225,000	225,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.05%	03/09/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.07%	03/14/2018	300,000	300,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.08%	03/15/2018	75,000	75,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.07%	03/16/2018	350,000	350,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.09%	03/19/2018	145,000	145,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.05%	03/19/2018	275,000	275,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/12/2018	220,000	220,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/13/2018	225,000	224,999,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/20/2018	$86,000	$85,995,764
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/23/2018	140,000	139,995,427
Unsec. Bonds (3 mo. USD LIBOR — 0.31%)(a)	1.01%	08/15/2018	58,000	57,979,351
Unsec. Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/08/2018	230,000	230,001,276
Unsec. Disc. Notes(b)	0.95%	10/11/2017	143,700	143,548,316
Unsec. Disc. Notes(b)	0.95%	10/13/2017	58,200	58,135,495
Unsec. Global Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	09/06/2017	25,000	25,000,004
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%)(a)	1.30%	12/07/2017	22,000	21,999,476
Unsec. Global Bonds (1 mo. USD LIBOR — 0.05%)(a)	1.18%	07/12/2018	200,000	200,061,932
Unsec. Global Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	03/01/2019	115,000	115,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/21/2018	150,000	150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.11%	11/19/2018	120,000	120,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.04%)(a)	1.27%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.10%)(a)	1.22%	11/15/2017	60,000	59,996,198
Unsec. Global Bonds (3 mo. USD LIBOR — 0.16%)(a)	1.16%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.08%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.34%)(a)	0.97%	01/23/2018	93,000	93,003,693
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	01/23/2018	237,000	237,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/09/2018	100,000	100,000,000
				8,120,216,562

Federal Home Loan Mortgage Corp. (FHLMC)–0.68%
Unsec. Disc. Notes(b)	1.09%	12/13/2017	100,000	99,689,570
Unsec. Global Notes (3 mo. USD LIBOR — 0.03%)(a)	1.27%	01/08/2018	100,000	100,000,000
				199,689,570

Federal National Mortgage Association (FNMA)–0.51%
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	09/08/2017	35,000	34,999,348
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	10/05/2017	112,815	112,810,347
				147,809,695

Overseas Private Investment Corp. (OPIC)–1.19%
Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.04%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.04%	07/15/2025	41,778	41,777,779
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.10%	07/09/2026	45,900	45,900,000
				347,677,779
Total U.S. Government Sponsored Agency Securities (Cost $9,207,920,133)				9,207,920,133

U.S. Treasury Securities–5.52%(b)
U.S. Treasury Bills–5.11%
U.S. Treasury Bills	1.06%	01/02/2018	200,000	199,278,058
U.S. Treasury Bills	1.13%	01/04/2018	100,000	99,609,375
U.S. Treasury Bills	1.14%	01/04/2018	250,000	249,019,097
U.S. Treasury Bills	1.13%	01/11/2018	347,000	345,568,625
U.S. Treasury Bills	1.14%	01/11/2018	3,000	2,987,570
U.S. Treasury Bills	1.11%	01/18/2018	350,000	348,506,715
U.S. Treasury Bills	1.14%	01/25/2018	250,000	248,854,305
				1,493,823,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–0.41%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.08%	07/31/2019	$120,000	$119,996,945
Total U.S. Treasury Securities (Cost $1,613,820,690)				1,613,820,690
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–37.02% (Cost $10,821,740,823)				10,821,740,823

			Repurchase Amount
Repurchase Agreements–63.76%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2017, aggregate maturing value of $600,017,833 (collateralized by domestic mortgage-backed securities valued at $612,000,000; 1.50%-6.50%; 10/01/2024-03/20/2047)	1.07%	09/01/2017	310,009,214	310,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(e)	1.06%	10/02/2017	225,583,000	225,000,000
Bank of Montreal, joint term agreement dated 07/07/2017, aggregate maturing value of $250,669,861 (collateralized by U.S. Treasury obligations valued at $255,000,044; 0%-3.63%; 09/28/2017-8/15/2047)(e)	1.06%	10/06/2017	100,267,944	100,000,000
Bank of Montreal, joint term agreement dated 07/26/2017, aggregate maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,080; 0.63%-8.00%; 04/30/2018-07/20/2047)(e)	1.09%	10/24/2017	125,340,625	125,000,000
Bank of Montreal, joint term agreement dated 08/14/2017, aggregate maturing value of $250,682,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,051; 1.38%-8.00%; 11/30/2019-06/20/2047)(e)	1.08%	11/13/2017	195,532,350	195,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(e)	1.06%	10/27/2017	75,128,083	75,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(e)	1.08%	09/06/2017	693,145,530	693,000,000
BMO Capital Markets Corp., term agreement dated 07/26/2017, maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities, domestic non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $204,000,001; 0%-9.65%; 01/26/2018-08/20/2047)(e)	1.09%	10/24/2017	200,545,000	200,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	2,200,067,222	2,200,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,058,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,002; 1.13%-3.63%; 05/31/2019-05/15/2045)	1.05%	09/01/2017	700,020,416	700,000,000
Citigroup Global Markets, Inc., agreement dated 08/31/2017, maturing value of $400,011,778 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%; 11/15/2027-11/15/2046)	1.06%	09/01/2017	225,006,625	225,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	651,434,876	651,415,695
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities, and U.S. Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	24,124,687	24,123,963
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/21/2017, aggregate maturing value of $200,087,500 (collateralized by U.S. Treasury obligations valued at $204,000,053; 1.50%-3.75%; 08/31/2018-11/15/2043)(e)	1.05%	09/05/2017	100,043,750	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/28/2017, aggregate maturing value of $500,116,667 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 1.00%-4.50%; 05/15/2018-07/01/2047)(e)	1.05%	09/05/2017	$415,096,833	$415,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 08/29/2017, maturing value of $200,040,444 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $204,000,001; 2.00%-4.00%; 05/31/2024-05/01/2047)(e)	1.04%	09/05/2017	200,040,444	200,000,000
Federal Reserve Bank of New York, agreement dated 08/31/2017, maturing value of $200,005,556 (collateralized by U.S. Treasury obligations valued at $200,005,594; 1.63%-4.38%; 08/15/2022-05/15/2041)	1.00%	09/01/2017	200,005,556	200,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $300,009,000 (collateralized by U.S. Treasury obligations valued at $306,000,002; 1.75%-2.00%; 12/31/2020-11/30/2022)	1.08%	09/01/2017	300,009,000	300,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $400,012,000 (collateralized by U.S. Treasury obligations valued at $408,000,014; 1.88%-2.25%; 04/30/2022-01/31/2024)	1.08%	09/01/2017	400,012,000	400,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $805,023,926 (collateralized by U.S. Treasury obligations valued at $821,100,039; 1.25%-1.88%; 08/31/2019-04/30/2022)	1.07%	09/01/2017	805,023,926	805,000,000
Goldman Sachs & Co., agreement dated 08/31/2017, maturing value of $500,014,583 (collateralized by U.S. Treasury obligations and U.S. government sponsored agency obligations valued at $510,000,019; 0%-3.45%; 09/14/2017-02/15/2044)	1.05%	09/01/2017	500,014,583	500,000,000
ING Financial Markets, LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $400,083,222 (collateralized by domestic agency mortgage-backed securities valued at $408,000,612; 2.02%-4.00%; 02/15/2038-06/20/2047)(e)	1.07%	09/07/2017	275,057,215	275,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2017, maturing value of $135,234,900 (collateralized by U.S. government sponsored agency obligations valued at $137,703,614; 1.00%-6.75%; 03/27/2019-07/15/2036)(e)	1.08%	09/08/2017	135,234,900	135,000,000
ING Financial Markets, LLC, term agreement dated 08/25/2017, maturing value of $250,050,556 (collateralized by domestic agency mortgage-backed securities valued at $255,001,135; 4.00%-4.50%; 09/20/2045-05/20/2047)(e)	1.04%	09/01/2017	250,050,556	250,000,000
ING Financial Markets, LLC, term agreement dated 08/31/2017, maturing value of $220,000,000 (collateralized by a domestic agency mortgage-backed security and U.S. government sponsored agency obligations valued at $224,404,583; 0.75%-5.36%; 11/24/2017-09/20/2045)	1.30%	10/02/2017	220,000,000	220,000,000
Lloyds Bank PLC, joint term agreement dated 08/30/2017, aggregate maturing value of $500,515,556 (collateralized by U.S. Treasury obligations valued at $509,889,835; 0.75%-2.25%, 12/31/2017-08/15/2021)	1.16%	10/02/2017	380,391,822	380,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., joint agreement dated 08/31/2017, aggregate maturing value of $100,003,000 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 3.00%; 05/25/2046)	1.08%	09/01/2017	65,001,950	65,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(e)	1.08%	09/06/2017	510,017,775	510,000,675
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	475,014,250	475,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2017, maturing value of $304,034,290 (collateralized by U.S. Treasury obligations valued at $309,859,050; 0%; 02/15/2026-05/15/2045)	1.10%	09/01/2017	304,034,290	304,025,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2017, maturing value of $179,555,486 (collateralized by U.S. Treasury obligations valued at $183,032,300; 0%; 11/15/2028-08/15/2033)	1.10%	09/01/2017	179,555,486	179,550,000
RBC Capital Markets LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,025; 0%-8.00%; 04/25/2018-07/25/2047)(a)(e)	1.16%	10/31/2017	590,000,000	590,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, joint term agreement dated 07/12/2017, aggregate maturing value of $345,931,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,001; 0%-4.50%; 02/01/2026-07/20/2067)(e)	1.08%	10/10/2017	$335,904,500	$335,000,000
RBC Capital Markets LLC, joint term agreement dated 07/18/2017, aggregate maturing value of $500,443,056 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury securities valued at $510,000,080; 0%-6.38%; 10/31/2017-07/20/2067)(a)(e)	1.10%	10/16/2017	435,385,459	435,000,000
RBC Capital Markets LLC, joint term agreement dated 07/21/2017, aggregate maturing value of $500,015,278 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.13%-4.50%; 02/01/2026-09/01/2047)(a)(e)	1.10%	10/19/2017	410,012,528	410,000,000
RBC Capital Markets LLC, joint term agreement dated 08/14/2017, aggregate maturing value of $601,653,167 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 2.50%-4.50%; 02/01/2032-09/01/2047)(e)	1.09%	11/13/2017	481,322,533	480,000,000
Societe Generale, joint open agreement dated 04/27/2017 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0%-9.00%; 11/09/2017-05/15/2045)(f)	0.83%	—	—	1,115,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $175,324,625 (collateralized by U.S. Treasury obligations and a domestic agency mortgage-backed security valued at $178,500,000; 0.13%-8.13%; 03/31/2018-11/01/2030)	1.06%	09/18/2017	175,324,625	175,000,000
Societe Generale, term agreement dated 08/28/2017, maturing value of $400,094,222 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $408,000,000; 0.38%-5.97%; 11/01/2017-07/20/2047)(e)	1.06%	09/05/2017	400,094,222	400,000,000
Societe Generale, term agreement dated 08/30/2017, maturing value of $400,080,889 (collateralized by U.S. Treasury obligations valued at $510,000,047; 0%-6.50%; 10/26/2017-11/15/2044)	1.04%	09/06/2017	400,080,889	400,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,061,111 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,167; 3.00%-4.00%; 10/20/2042-05/20/2047)	1.10%	09/01/2017	1,610,049,194	1,610,000,000
TD Securites (USA) LLC, agreement dated 08/31/2017, maturing value of $500,015,000 (collateralized by U.S. Treasury obligations valued at $510,000,088; 0.13%-2.50%; 07/31/2019-01/15/2029)	1.08%	09/01/2017	500,015,000	500,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $700,020,806 (collateralized by domestic agency mortgage-backed securities valued at $714,000,001; 3.00%-4.00%; 06/01/2032-08/01/2047)	1.07%	09/01/2017	700,020,806	700,000,000
Wells Fargo Securities, LLC, term agreement dated 06/19/2017, maturing value of $50,138,111 (collateralized by domestic agency mortgage-backed securities valued at $51,000,001; 3.50%; 04/01/2047-08/01/2047)	1.13%	09/15/2017	50,138,111	50,000,000
Total Repurchase Agreements (Cost $18,637,115,333)				18,637,115,333
TOTAL INVESTMENTS IN SECURITIES(g)–100.78% (Cost $29,458,856,156)				29,458,856,156
OTHER ASSETS LESS LIABILITIES–(0.78)%				(229,260,956)
NET ASSETS–100.00%				$29,229,595,200
Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed

LIBOR	– London Interbank Offered Rate
Sec.	– Secured
Sr.	– Senior

Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–101.08%
U.S. Treasury Bills–74.83%(a)
U.S. Treasury Bills	0.90%	09/07/2017	$11,000	$10,998,350
U.S. Treasury Bills	0.96%	09/07/2017	50,000	49,992,017
U.S. Treasury Bills	0.97%	09/07/2017	1,500	1,499,757
U.S. Treasury Bills	0.99%	09/07/2017	128,000	127,978,984
U.S. Treasury Bills	0.82%	09/14/2017	50,000	49,985,195
U.S. Treasury Bills	0.87%	09/14/2017	7,600	7,597,612
U.S. Treasury Bills	0.95%	09/14/2017	23,600	23,591,904
U.S. Treasury Bills	0.88%	09/21/2017	2,100	2,098,972
U.S. Treasury Bills	0.90%	09/21/2017	7,000	6,996,516
U.S. Treasury Bills	0.95%	09/21/2017	60,000	59,968,483
U.S. Treasury Bills	0.97%	09/21/2017	80,000	79,956,229
U.S. Treasury Bills	0.91%	09/28/2017	60,000	59,959,027
U.S. Treasury Bills	0.96%	09/28/2017	100,000	99,927,963
U.S. Treasury Bills	0.99%	09/28/2017	20,000	19,985,202
U.S. Treasury Bills	1.05%	10/05/2017	15,000	14,985,125
U.S. Treasury Bills	0.96%	10/26/2017	15,000	14,978,206
U.S. Treasury Bills	1.08%	11/02/2017	20,000	19,962,938
U.S. Treasury Bills	1.07%	11/09/2017	45,000	44,908,144
U.S. Treasury Bills	1.04%	11/16/2017	45,000	44,901,675
U.S. Treasury Bills	1.00%	11/24/2017	20,000	19,953,333
U.S. Treasury Bills	1.01%	11/24/2017	20,000	19,953,100
U.S. Treasury Bills	1.02%	11/30/2017	25,000	24,936,250
U.S. Treasury Bills	1.08%	12/21/2017	5,200	5,182,764
U.S. Treasury Bills	1.11%	12/28/2017	10,000	9,963,764
U.S. Treasury Bills	1.06%	01/02/2018	15,000	14,945,675
U.S. Treasury Bills	1.13%	01/04/2018	15,000	14,941,406
U.S. Treasury Bills	1.12%	01/11/2018	2,600	2,589,418
U.S. Treasury Bills	1.13%	01/11/2018	40,000	39,835,000
U.S. Treasury Bills	1.11%	01/18/2018	60,000	59,744,008
U.S. Treasury Bills	1.14%	01/25/2018	15,000	14,931,258
U.S. Treasury Bills	1.14%	02/01/2018	10,000	9,951,975
U.S. Treasury Bills	1.12%	02/08/2018	5,000	4,975,211
U.S. Treasury Bills	1.14%	02/08/2018	10,000	9,949,556
U.S. Treasury Bills	1.12%	02/15/2018	16,000	15,917,521
				1,008,042,538

U.S. Treasury Notes–26.25%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2017	70,000	70,018,289
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.21%	04/30/2018	30,000	30,015,443
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.20%	07/31/2018	53,000	53,010,861
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2018	40,000	40,007,308
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.16%	01/31/2019	49,000	49,014,427
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.09%	04/30/2019	38,000	38,004,460
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.08%	07/31/2019	10,000	9,999,027
U.S. Treasury Notes	0.63%	09/30/2017	16,500	16,493,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Notes	0.75%	10/31/2017	$20,000	$19,989,583
U.S. Treasury Notes	0.63%	11/30/2017	22,000	21,975,706
U.S. Treasury Notes	2.25%	11/30/2017	5,000	5,014,176
				353,542,908
TOTAL INVESTMENTS IN SECURITIES–101.08% (Cost $1,361,585,446)				1,361,585,446
OTHER ASSETS LESS LIABILITIES–(1.08)%				(14,596,815)
NET ASSETS–100.00%				$1,346,988,631

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.85%
Alabama–4.02%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.83%	07/01/2040	$7,530	$7,530,000

Arizona–2.43%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	01/01/2046	240	240,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	2,685	2,685,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	1,640	1,640,000
				4,565,000

California–3.95%
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC–Mizuho Bank, Ltd.)(a)(b)	0.80%	11/01/2026	2,000	2,000,000
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.73%	05/01/2034	2,710	2,710,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.74%	08/01/2042	2,700	2,700,000
				7,410,000

Colorado–1.12%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	07/01/2034	1,040	1,040,000
				2,103,000

Delaware–1.65%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	09/01/2036	3,085	3,085,000

District of Columbia–5.04%
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.79%	10/01/2036	5,895	5,895,000
District of Columbia Metropolitan Airports Authority (Dulles Toll Road); Series 2017 1, Sr. Second Lien Commercial Paper Notes (LOC–JPMorgan Chase Bank, N.A.)(b)	0.92%	10/25/2017	2,255	2,255,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.92%	01/01/2029	1,297	1,297,000
				9,447,000

Florida–3.59%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	0.80%	10/01/2050	2,800	2,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	0.88%	11/01/2036	2,445	2,445,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	0.79%	11/01/2038	1,500	1,500,000
				6,745,000

Georgia–4.82%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	01/01/2020	750	750,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.71%	09/01/2035	4,190	4,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	0.80%	01/01/2036	$3,000	$3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	09/01/2020	1,100	1,100,000
				9,040,000

Illinois–3.97%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris Bank N.A.)(a)(b)	0.83%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris Bank N.A.)(a)(b)(d)	0.90%	10/01/2017	200	200,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris Bank N.A.)(a)(b)	0.88%	09/01/2024	300	300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.76%	12/01/2046	4,935	4,935,000
				7,435,000

Indiana–10.10%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.79%	08/01/2028	2,125	2,125,000
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	08/01/2037	5,240	5,240,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.80%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	0.74%	07/01/2035	3,682	3,681,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	10/01/2019	500	500,000
				18,931,500

Louisiana–0.79%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.80%	07/01/2047	1,490	1,490,000

Massachusetts–1.85%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.85%	10/01/2038	1,650	1,650,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	1,800	1,814,630
				3,464,630

Michigan–0.39%
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.81%	03/01/2031	740	740,000

Minnesota–5.02%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.87%	10/15/2033	1,175	1,175,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.84%	01/01/2025	260	260,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.88%	11/15/2031	3,590	3,590,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.83%	11/01/2035	1,200	1,200,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.82%	10/01/2033	3,185	3,185,000
				9,410,000

Mississippi–1.63%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,700	1,700,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,350	1,350,000
				3,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–3.85%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.84%	11/01/2037	$565	$565,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	02/01/2031	5,695	5,695,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.89%	12/01/2019	960	960,000
				7,220,000

New Hampshire–1.14%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.80%	07/01/2038	2,130	2,130,000

New York–3.71%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA, N.A.)(a)(b)(c)	0.80%	11/01/2036	5,050	5,050,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.88%	11/01/2049	1,900	1,900,000
				6,950,000

North Carolina–0.93%
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	05/01/2036	1,735	1,735,000

Ohio–3.39%
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.77%	05/01/2026	6,356	6,356,000

Pennsylvania–3.69%
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	06/01/2037	705	705,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.80%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	10/15/2025	2,730	2,730,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	09/01/2028	686	686,000
				6,916,000

South Carolina–3.08%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.78%	11/01/2025	5,765	5,765,000

Texas–20.87%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.81%	08/01/2035	7,635	7,635,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	0.85%	11/01/2041	4,400	4,400,000
Houston (City of); Series 2017 G-2, Commercial Paper Notes	0.88%	10/11/2017	4,100	4,100,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.83%	10/01/2024	2,285	2,285,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	04/01/2026	1,715	1,715,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co. (The))(a)(b)	0.80%	11/15/2050	3,500	3,500,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,872,885
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.75%	08/01/2025	4,120	4,120,000
				39,112,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–4.37%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.77%	11/01/2024	$5,290	$5,290,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.84%	04/01/2042	2,900	2,900,000
				8,190,000

Virginia–1.39%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	0.79%	08/01/2037	2,500	2,500,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.83%	12/01/2019	100	100,000
				2,600,000

Washington–2.24%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	0.81%	09/01/2049	4,200	4,200,000

West Virginia–1.55%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.81%	01/01/2034	2,900	2,900,000

Wisconsin–2.27%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.85%	10/01/2042	4,265	4,265,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)–102.85% (Cost $192,786,015)				192,786,015
OTHER ASSETS LESS LIABILITIES–(2.85)%				(5,337,508)
NET ASSETS–100.00%				$187,448,507

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit

MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
SR.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.7%; other countries less than 5% each: 11.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $1,497,000, which represented less than 1% of the Fund’s Net Assets.
(e)	Also represents cost for federal income tax purposes.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Royal Bank of Canada	6.8%
Federal Home Loan Bank	5.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Assets and Liabilities

August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$285,454,625	$394,405,308	$8,352,420,228	$10,821,740,823	$1,361,585,446	$192,786,015
Repurchase agreements, at value and cost	37,979,281	34,000,000	17,059,753,249	18,637,115,333	—	—
Cash	—	—	94,420,441	94,999,673	896,193	—
Receivable for:
Investments sold	—	45,000	—	—	—	490,020
Interest	173,767	178,493	11,749,146	13,325,595	463,784	131,053
Fund expenses absorbed	—	—	211,762	57,650	16,388	14,389
Investment for trustee deferred compensation and retirement plans	3,638,934	1,021,952	2,208,111	1,003,702	129,682	370,683
Other assets	40,282	171,889	81,214	100,382	43,305	85,542
Total assets	327,286,889	429,822,642	25,520,844,151	29,568,343,158	1,363,134,798	193,877,702

Liabilities:
Payable for:
Investments purchased	—	—	164,404,393	314,278,058	14,945,675	5,872,885
Dividends	276,489	387,593	18,794,281	22,439,910	966,129	81,823
Accrued fees to affiliates	165,536	5,237	823,533	700,153	48,227	28,115
Accrued trustees’ and officer’s fees and benefits	3,517	3,493	44,297	48,346	5,280	3,316
Accrued operating expenses	46,904	42,026	444,412	110,355	37,407	30,078
Trustee deferred compensation and retirement plans	4,134,626	1,145,483	2,544,356	1,171,136	143,449	412,978
Total liabilities	4,627,072	1,583,832	187,055,272	338,747,958	16,146,167	6,429,195
Net assets applicable to shares outstanding	$322,659,817	$428,238,810	$25,333,788,879	$29,229,595,200	$1,346,988,631	$187,448,507

Net assets consist of:
Shares of beneficial interest	$322,503,176	$427,460,057	$25,333,609,855	$29,229,917,513	$1,347,073,382	$187,606,997
Undistributed net investment income	125,723	768,843	445,995	208,988	(12,543)	(104,955)
Undistributed net realized gain (loss)	—	371	(266,971)	(531,301)	(72,208)	(53,535)
Net unrealized appreciation	30,918	9,539	—	—	—	—
	$322,659,817	$428,238,810	$25,333,788,879	$29,229,595,200	$1,346,988,631	$187,448,507
Cost of Investments	$323,402,988	$428,395,769	$25,412,173,477	$29,458,856,156	$1,361,585,446	$192,786,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$296,174,321	$423,930,932	$22,803,973,038	$27,691,416,187	$1,306,370,262	$110,816,766
Private Investment Class	$6,982,006	$1,844,848	$574,807,664	$510,488,763	$3,223,981	$27,351,993
Personal Investment Class	$11,222	$610,629	$140,235,512	$21,129,031	$47,840	$2,006,095
Cash Management Class	$7,737,732	$1,148,091	$479,399,595	$169,027,032	$1,617,600	$27,616,253
Reserve Class	$944,472	$500,652	$250,727,901	$170,954,562	$35,624,693	$13,658,227
Resource Class	$1,326,988	$183,550	$476,818,226	$342,143,113	$94,179	$5,999,172
Corporate Class	$9,483,076	$20,108	$607,826,943	$324,436,512	$10,076	$1

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	296,102,352	423,925,317	22,803,135,981	27,691,615,090	1,306,397,259	110,799,256
Private Investment Class	6,980,431	1,844,823	574,788,954	510,492,338	3,224,048	27,347,499
Personal Investment Class	11,220	610,621	140,230,129	21,129,180	47,841	2,005,772
Cash Management Class	7,735,988	1,148,076	479,382,074	169,028,273	1,617,634	27,611,796
Reserve Class	944,255	500,645	250,718,593	170,955,789	35,625,414	13,656,022
Resource Class	1,326,687	183,548	476,800,051	342,145,363	94,182	5,998,206
Corporate Class	9,480,941	20,108	607,804,903	324,438,189	10,077	1
Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$6,810,832	$4,266,474	$156,973,970	$178,175,877	$7,892,025	$1,517,743

Expenses:
Advisory fees	1,481,376	804,864	33,720,107	24,298,014	1,561,957	399,149
Administrative services fees	553,420	314,385	7,898,423	8,498,345	659,087	109,872
Custodian fees	265	12,373	505,956	335,169	14,323	4,867
Distribution fees:
Private Investment Class	101,329	20,872	1,616,147	1,430,267	6,294	56,606
Personal Investment Class	9,280	71,919	705,239	92,539	3,592	11,376
Cash Management Class	28,064	14,645	313,732	115,650	1,621	27,385
Reserve Class	49,635	22,386	1,424,011	2,875,773	518,893	190,218
Resource Class	3,024	4,468	725,807	538,459	305	5,029
Corporate Class	7,998	5	249,266	81,215	85	6
Transfer agent fees	88,883	48,292	2,023,206	1,951,916	106,826	17,962
Trustees’ and officers’ fees and benefits	60,794	30,956	378,435	357,259	36,341	31,296
Registration and filing fees	101,526	107,702	143,043	247,284	86,196	90,518
Reports to shareholders	38,010	20,838	92,147	86,383	12,730	15,745
Professional services fees	40,729	49,695	216,492	176,385	52,162	39,744
Other	187,157	67,781	381,492	213,596	44,307	30,818
Total expenses	2,751,490	1,591,181	50,393,503	41,298,254	3,104,719	1,030,591
Less: Fees waived	(811,954)	(560,705)	(6,345,738)	(2,129,103)	(838,375)	(491,046)
Net expenses	1,939,536	1,030,476	44,047,765	39,169,151	2,266,344	539,545
Net investment income	4,871,296	3,235,998	112,926,205	139,006,726	5,625,681	978,198

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	284,449	371	39,369	(531,300)	(69,048)	(14,722)
Change in net unrealized appreciation of investment securities	30,918	9,539	—	—	—	—
Net increase in net assets resulting from operations	$5,186,663	$3,245,908	$112,965,574	$138,475,426	$5,556,633	$963,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2017 and 2016

	Liquid Assets Portfolio		STIC Prime Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$4,871,296	$65,311,251	$3,235,998	$6,158,242
Net realized gain	284,449	647,321	371	1,377
Change in net unrealized appreciation	30,918	—	9,539	—
Net increase in net assets resulting from operations	5,186,663	65,958,572	3,245,908	6,159,619

Distributions to shareholders from net investment income:
Institutional Class	(4,489,048)	(59,772,506)	(3,118,898)	(4,848,718)
Private Investment Class	(84,531)	(183,013)	(18,217)	(213,182)
Personal Investment Class	(1,713)	(40,091)	(26,443)	(164,965)
Cash Management Class	(138,836)	(660,627)	(59,666)	(649,934)
Reserve Class	(6,618)	(87,134)	(5,654)	(53,243)
Resource Class	(8,281)	(15,089)	(6,995)	(32,359)
Corporate Class	(142,269)	(4,552,791)	(125)	(195,841)
Total distributions from net investment income	(4,871,296)	(65,311,251)	(3,235,998)	(6,158,242)

Distributions to shareholders from net realized gains:
Institutional Class	(2,877,921)	—	—	—
Private Investment Class	(90,311)	—	—	—
Personal Investment Class	(5,195)	—	—	—
Cash Management Class	(133,371)	—	—	—
Reserve Class	(25,060)	—	—	—
Resource Class	(1,213)	—	—	—
Corporate Class	(67,014)	—	—	—
Total distributions from net realized gains	(3,200,085)	—	—	—

Share transactions–net:
Institutional Class	(10,122,727,290)	(5,553,230,110)	(1,183,946,896)	(156,797,441)
Private Investment Class	(234,302,026)	(42,171,998)	(139,216,079)	(21,155,334)
Personal Investment Class	(29,230,918)	(86,151,515)	(116,863,502)	(98,600)
Cash Management Class	(242,827,588)	(207,380,539)	(166,722,672)	(315,722,141)
Reserve Class	(99,217,916)	(56,031,914)	(20,973,659)	(28,926,016)
Resource Class	(5,919,518)	(65,429,204)	(16,683,703)	(2,843,872)
Corporate Class	(160,159,887)	(884,537,893)	11,449	(77,034,376)
Net increase (decrease) in net assets resulting from share transactions	(10,894,385,143)	(6,894,933,173)	(1,644,395,062)	(602,577,780)
Net increase (decrease) in net assets	(10,897,269,861)	(6,894,285,852)	(1,644,385,152)	(602,576,403)

Net assets:
Beginning of year	11,219,929,678	18,114,215,530	2,072,623,962	2,675,200,365
End of year*	$322,659,817	$11,219,929,678	$428,238,810	$2,072,623,962
* Includes accumulated undistributed net investment income	$125,723	$2,544,735	$768,843	$873,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the years ended August 31, 2017 and 2016

	Treasury Portfolio		Government & Agency Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$112,926,205	$20,948,253	$139,006,726	$10,802,684
Net realized gain (loss)	39,369	223,426	(531,300)	118,647
Net increase in net assets resulting from operations	112,965,574	21,171,679	138,475,426	10,921,331

Distributions to shareholders from net investment income:
Institutional Class	(103,892,394)	(15,100,629)	(133,552,021)	(8,855,873)
Private Investment Class	(1,423,813)	(334,722)	(1,460,534)	(403,391)
Personal Investment Class	(253,848)	(86,109)	(41,168)	(10,692)
Cash Management Class	(1,754,490)	(3,039,766)	(705,201)	(218,373)
Reserve Class	(324,958)	(62,197)	(661,922)	(263,352)
Resource Class	(1,659,524)	(274,847)	(1,330,994)	(73,436)
Corporate Class	(3,617,178)	(2,049,983)	(1,254,886)	(977,567)
Total distributions from net investment income	(112,926,205)	(20,948,253)	(139,006,726)	(10,802,684)

Share transactions–net:
Institutional Class	2,935,444,591	12,017,922,118	16,975,145,658	6,496,754,225
Private Investment Class	14,784,721	98,893,095	169,627,850	(81,684,720)
Personal Investment Class	17,413,815	(39,231,210)	13,622,071	(29,659,491)
Cash Management Class	75,974,874	(4,900,693,362)	18,926,896	(72,740,853)
Reserve Class	91,599,025	123,516,873	(144,921,764)	8,359,709
Resource Class	(6,111,394)	158,444,863	246,458,843	(2,217,786)
Corporate Class	(565,402,977)	(597,367,186)	8,002,319	(314,733,978)
Net increase in net assets resulting from share transactions	2,563,702,655	6,861,485,191	17,286,861,873	6,004,077,106
Net increase in net assets	2,563,742,024	6,861,708,617	17,286,330,573	6,004,195,753

Net assets:
Beginning of year	22,770,046,855	15,908,338,238	11,943,264,627	5,939,068,874
End of year*	$25,333,788,879	$22,770,046,855	$29,229,595,200	$11,943,264,627
* Includes accumulated undistributed net investment income	$445,995	$(21,274)	$208,988	$90,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the years ended August 31, 2017 and 2016

	Treasury Obligations Portfolio		Tax-Free Cash Reserve Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$5,625,681	$188,034	$978,198	$702,207
Net realized gain (loss)	(69,048)	15,288	(14,722)	5,988
Net increase in net assets resulting from operations	5,556,633	203,322	963,476	708,195

Distributions to shareholders from net investment income:
Institutional Class	(5,499,185)	(78,969)	(638,667)	(628,540)
Private Investment Class	(6,562)	(5,685)	(82,433)	(18,929)
Personal Investment Class	(821)	(2,859)	(6,683)	(1,951)
Cash Management Class	(6,763)	(43,887)	(164,964)	(33,087)
Reserve Class	(111,357)	(51,534)	(71,643)	(16,951)
Resource Class	(601)	(2,214)	(13,707)	(1,923)
Corporate Class	(392)	(2,886)	(101)	(826)
Total distributions from net investment income	(5,625,681)	(188,034)	(978,198)	(702,207)

Share transactions–net:
Institutional Class	1,185,273,759	15,581,368	(339,954,549)	(5,243,578)
Private Investment Class	(2,936,998)	177,746	2,881,656	(6,001,459)
Personal Investment Class	(2,559,557)	652,387	(390,938)	(1,226,815)
Cash Management Class	(29,769,108)	(13,633,574)	(3,056,555)	(20,346,066)
Reserve Class	(1,007,763)	30,758,077	(7,877,273)	(239,848)
Resource Class	(99,477)	(2,177,935)	3,587,633	(2,115,602)
Corporate Class	(2,933,744)	(25,066,209)	(32,063)	(26,445,210)
Net increase (decrease) in net assets resulting from share transactions	1,145,967,112	6,291,860	(344,842,089)	(61,618,578)
Net increase (decrease) in net assets	1,145,898,064	6,307,148	(344,856,811)	(61,612,590)

Net assets:
Beginning of year	201,090,567	194,783,419	532,305,318	593,917,908
End of year*	$1,346,988,631	$201,090,567	$187,448,507	$532,305,318
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

August 31, 2017

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Liquid Assets Portfolio and STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Liquid Assets Portfolio and STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

33                         Short-Term Investments Trust

Liquid Assets Portfolio determines its NAV per share multiple times per day.

Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Liquid Asset Portfolio’s and STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay in-kind income received in the form of securities in-lieu of cash is recorded as interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

34                         Short-Term Investments Trust

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and

35                         Short-Term Investments Trust

Invesco Canada Ltd. and, for Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended August 31, 2017, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Treasury Obligations Portfolio	0.13%
Tax-Free Cash Reserve Portfolio	0.20%

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$775,879	$—
STIC Prime Portfolio	491,412	—
Treasury Portfolio	4,848,110	—
Government & Agency Portfolio	—	—
Treasury Obligations Portfolio	435,239	8,169
Tax-Free Cash Reserve Portfolio	331,840	—

Voluntary fee waivers for the year ended August 31, 2017 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$2,312	$3,844	$0	$29,919	N/A	N/A
STIC Prime Portfolio	6,443	46,176	N/A	16,632	$42	N/A
Treasury Portfolio	268,452	295,938	N/A	902,854	30,384	N/A
Government & Agency Portfolio	205,332	34,736	N/A	1,882,669	6,366	N/A
Treasury Obligations Portfolio	2,319	3,165	514	388,874	76	$19
Tax-Free Cash Reserve Portfolio	10,328	6,440	1,247	140,793	398	N/A

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

36                         Short-Term Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively. The fees are accrued daily and paid monthly.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$516,193,208	$569,241,840	$0
STIC Prime Portfolio	235,118,755	240,049,293	0
Tax-Free Cash Reserve Portfolio	401,997,329	604,685,560	0

37                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2017 and 2016:

	2017	2016
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$8,071,381	$65,311,251
STIC Prime Portfolio	3,235,998	6,158,242
Treasury Portfolio	112,926,205	20,948,253
Government & Agency Portfolio	139,006,726	10,802,684
Treasury Obligations Portfolio	5,625,681	188,034
Tax-Free Cash Reserve Portfolio	978,198	702,207

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation) — Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$4,064,761	$30,918	$(3,939,038)	$—	$322,503,176	$322,659,817
STIC Prime Portfolio	1,856,602	9,539	(1,087,388)	—	427,460,057	428,238,810
Treasury Portfolio	2,873,233	—	(2,427,237)	(266,972)	25,333,609,855	25,333,788,879
Government & Agency Portfolio	1,327,059	—	(1,118,072)	(531,300)	29,229,917,513	29,229,595,200
Treasury Obligations Portfolio	122,962	(10,673)	(135,505)	(61,535)	1,347,073,382	1,346,988,631
Tax-Free Cash Reserve Portfolio	286,736	—	(391,691)	(53,535)	187,606,997	187,448,507

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

38                         Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2017 which expires as follows:

	Short-Term		Not Subject to Expiration	Total*
Fund	2018	2019
Liquid Assets Portfolio	$—	$—	$—	$—
STIC Prime Portfolio	—	—	—	—
Treasury Portfolio	—	—	266,972	266,972
Government & Agency Portfolio	—	—	531,300	531,300
Treasury Obligations Portfolio	—	—	61,535	61,535
Tax-Free Cash Reserve Portfolio	8,740	30,074	14,721	53,535

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2017
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Obligations Portfolio	$1,361,596,119	$—	$(10,673)	$(10,673)

*	For Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2017 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$(2,419,012)	$2,268,315	$150,697
STIC Prime Portfolio	(104,335)	(1,377)	105,712
Treasury Portfolio	467,269	(467,269)	—
Government & Agency Portfolio	118,648	(118,648)	—
Treasury Obligations Portfolio	—	(3)	3
Tax-Free Cash Reserve Portfolio	—	—	—

39                         Short-Term Investments Trust

NOTE 10—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,846,205,589	$8,846,379,006	206,922,537,697	$206,922,537,697
Private Investment Class	73,675,959	73,675,968	1,086,367,896	1,086,367,896
Personal Investment Class	8,382,621	8,382,870	147,332,561	147,332,561
Cash Management Class	352,257,569	352,272,331	3,527,556,735	3,527,556,735
Reserve Class	3,766,999	3,767,196	312,834,642	312,834,642
Resource Class	132,559	132,558	54,658,208	54,658,208
Corporate Class	244,330,733	244,348,194	12,789,032,744	12,789,032,744

Issued as reinvestment of dividends:
Institutional Class	4,398,518	4,398,873	16,030,218	16,030,218
Private Investment Class	43,468	43,475	51,160	51,160
Personal Investment Class	1,713	1,713	33,213	33,213
Cash Management Class	93,656	93,666	325,885	325,885
Reserve Class	6,617	6,618	78,372	78,372
Resource Class	8,279	8,281	14,018	14,018
Corporate Class	142,251	142,269	699,998	699,998

Reacquired:
Institutional Class	(18,973,148,113)	(18,973,505,169)	(212,491,798,025)	(212,491,798,025)
Private Investment Class	(308,001,404)	(308,021,469)	(1,128,591,054)	(1,128,591,054)
Personal Investment Class	(37,614,403)	(37,615,501)	(233,517,289)	(233,517,289)
Cash Management Class	(595,177,024)	(595,193,585)	(3,735,263,159)	(3,735,263,159)
Reserve Class	(102,991,361)	(102,991,730)	(368,944,928)	(368,944,928)
Resource Class	(6,060,265)	(6,060,357)	(120,101,430)	(120,101,430)
Corporate Class	(404,609,206)	(404,650,350)	(13,674,270,635)	(13,674,270,635)
Net increase (decrease) in share activity	(10,894,155,245)	$(10,894,385,143)	(6,894,933,173)	$(6,894,933,173)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

40                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,181,673,896	$1,181,705,357	4,966,861,188	$4,966,861,188
Private Investment Class	32,477,987	32,477,991	1,446,777,172	1,446,777,172
Personal Investment Class	118,187,308	118,187,309	677,491,586	677,491,586
Cash Management Class	132,025,201	132,025,203	2,194,654,168	2,194,654,168
Reserve Class	12,104,481	12,104,533	400,019,801	400,019,801
Resource Class	54,163,813	54,163,819	96,121,190	96,121,190
Corporate Class	23,501	23,503	518,160,731	518,160,731

Issued as reinvestment of dividends:
Institutional Class	1,319,248	1,319,283	1,393,044	1,393,044
Private Investment Class	12,756	12,757	78,349	78,349
Personal Investment Class	16,252	16,252	70,680	70,680
Cash Management Class	59,666	59,666	217,106	217,106
Reserve Class	5,653	5,654	50,303	50,303
Resource Class	6,994	6,995	25,322	25,322
Corporate Class	126	125	148,537	148,537

Reacquired:
Institutional Class	(2,366,923,911)	(2,366,971,536)	(5,125,051,673)	(5,125,051,673)
Private Investment Class	(171,705,890)	(171,706,827)	(1,468,010,855)	(1,468,010,855)
Personal Investment Class	(235,067,018)	(235,067,063)	(677,660,866)	(677,660,866)
Cash Management Class	(298,807,504)	(298,807,541)	(2,510,593,415)	(2,510,593,415)
Reserve Class	(33,083,675)	(33,083,846)	(428,996,120)	(428,996,120)
Resource Class	(70,853,614)	(70,854,517)	(98,990,384)	(98,990,384)
Corporate Class	(12,179)	(12,179)	(595,343,644)	(595,343,644)
Net increase (decrease) in share activity	(1,644,376,909)	$(1,644,395,062)	(602,577,780)	$(602,577,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

41                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	104,978,321,526	$104,978,321,526	37,473,899,000	$37,473,899,000
Private Investment Class	1,389,145,628	1,389,145,628	1,884,005,414	1,884,005,414
Personal Investment Class	959,511,379	959,511,379	980,594,144	980,594,144
Cash Management Class	2,685,419,118	2,685,419,118	14,484,295,170	14,484,295,170
Reserve Class	386,663,928	386,663,928	316,250,840	316,250,840
Resource Class	575,122,878	575,122,878	575,238,582	575,238,582
Corporate Class	9,826,990,863	9,826,990,863	20,782,139,048	20,782,139,048

Issued as reinvestment of dividends:
Institutional Class	16,234,515	16,234,515	5,368,737	5,368,737
Private Investment Class	249,491	249,491	43,130	43,130
Personal Investment Class	202,723	202,723	76,479	76,479
Cash Management Class	1,178,232	1,178,232	266,775	266,775
Reserve Class	254,629	254,629	50,478	50,478
Resource Class	346,994	346,994	52,190	52,190
Corporate Class	2,990,987	2,990,987	1,013,151	1,013,151

Reacquired:
Institutional Class	(102,059,111,450)	(102,059,111,450)	(25,461,345,619)	(25,461,345,619)
Private Investment Class	(1,374,610,398)	(1,374,610,398)	(1,785,155,449)	(1,785,155,449)
Personal Investment Class	(942,300,287)	(942,300,287)	(1,019,901,833)	(1,019,901,833)
Cash Management Class	(2,610,622,476)	(2,610,622,476)	(19,385,255,307)	(19,385,255,307)
Reserve Class	(295,319,532)	(295,319,532)	(192,784,445)	(192,784,445)
Resource Class	(581,581,266)	(581,581,266)	(416,845,909)	(416,845,909)
Corporate Class	(10,395,384,827)	(10,395,384,827)	(21,380,519,385)	(21,380,519,385)
Net increase in share activity	2,563,702,655	$2,563,702,655	6,861,485,191	$6,861,485,191

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	208,396,167,421	$208,396,167,421	54,569,434,166	$54,569,434,166
Private Investment Class	1,423,015,874	1,423,015,874	1,458,232,071	1,458,232,071
Personal Investment Class	72,491,907	72,491,907	71,882,635	71,882,635
Cash Management Class	936,923,184	936,923,184	2,062,748,073	2,062,748,073
Reserve Class	850,197,770	850,197,770	713,745,281	713,745,281
Resource Class	2,809,077,121	2,809,077,121	678,959,358	678,959,358
Corporate Class	4,691,887,919	4,691,887,919	3,670,809,701	3,670,809,701

Issued as reinvestment of dividends:
Institutional Class	19,317,518	19,317,518	1,972,829	1,972,829
Private Investment Class	318,477	318,477	116,496	116,496
Personal Investment Class	12,576	12,576	—	—
Cash Management Class	418,891	418,891	59,978	59,978
Reserve Class	513,904	513,904	149,381	149,381
Resource Class	796,073	796,073	16,833	16,833
Corporate Class	795,308	795,308	458,600	458,600

Reacquired:
Institutional Class	(191,440,339,281)	(191,440,339,281)	(48,074,652,770)	(48,074,652,770)
Private Investment Class	(1,253,706,501)	(1,253,706,501)	(1,540,033,287)	(1,540,033,287)
Personal Investment Class	(58,882,412)	(58,882,412)	(101,542,126)	(101,542,126)
Cash Management Class	(918,415,179)	(918,415,179)	(2,135,548,904)	(2,135,548,904)
Reserve Class	(995,633,438)	(995,633,438)	(705,534,953)	(705,534,953)
Resource Class	(2,563,414,351)	(2,563,414,351)	(681,193,977)	(681,193,977)
Corporate Class	(4,684,680,908)	(4,684,680,908)	(3,986,002,279)	(3,986,002,279)
Net increase in share activity	17,286,861,873	$17,286,861,873	6,004,077,106	$6,004,077,106

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Obligations Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,882,109,152	$1,882,109,152	475,968,821	$475,968,821
Private Investment Class	10,041,615	10,041,615	9,868,856	9,868,856
Personal Investment Class	2,009,181	2,009,181	11,195,355	11,195,355
Cash Management Class	7,657	7,657	37,314,802	37,314,802
Reserve Class	140,006,781	140,006,781	142,035,205	142,035,205
Resource Class	94,706	94,706	196	196
Corporate Class	659,929	659,929	14,372,709	14,372,709

Issued as reinvestment of dividends:
Institutional Class	116,704	116,704	43,479	43,479
Private Investment Class	4,830	4,830	2,495	2,495
Cash Management Class	6,763	6,763	42,181	42,181
Reserve Class	89,662	89,662	48,377	48,377
Resource Class	—	—	2,027	2,027
Corporate Class	299	299	3,097	3,097

Reacquired:
Institutional Class	(696,952,097)	(696,952,097)	(460,430,932)	(460,430,932)
Private Investment Class	(12,983,443)	(12,983,443)	(9,693,605)	(9,693,605)
Personal Investment Class	(4,568,738)	(4,568,738)	(10,542,968)	(10,542,968)
Cash Management Class	(29,783,528)	(29,783,528)	(50,990,557)	(50,990,557)
Reserve Class	(141,104,206)	(141,104,206)	(111,325,505)	(111,325,505)
Resource Class	(194,183)	(194,183)	(2,180,158)	(2,180,158)
Corporate Class	(3,593,972)	(3,593,972)	(39,442,015)	(39,442,015)
Net increase in share activity	1,145,967,112	$1,145,967,112	6,291,860	$6,291,860

(a)	88% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	216,245,353	$216,245,353	1,024,153,591	$1,024,153,591
Private Investment Class	49,632,970	49,632,970	41,102,729	41,102,729
Personal Investment Class	2,005,100	2,005,100	2,880,498	2,880,498
Cash Management Class	45,537,104	45,537,104	51,239,007	51,239,007
Reserve Class	111,932,405	111,932,405	53,662,145	53,662,145
Resource Class	4,058,371	4,058,371	80,556	80,556
Corporate Class	32,101	32,101	1,175,406	1,175,406

Issued as reinvestment of dividends:
Institutional Class	221,692	221,692	70,780	70,780
Private Investment Class	68,844	68,844	15,014	15,014
Personal Investment Class	5,772	5,772	11	11
Cash Management Class	134,904	134,904	13,782	13,782
Reserve Class	64,807	64,807	14,449	14,449
Resource Class	11,483	11,483	1,634	1,634
Corporate Class	97	97	1,040	1,040

Reacquired:
Institutional Class	(556,421,594)	(556,421,594)	(1,029,467,949)	(1,029,467,949)
Private Investment Class	(46,820,158)	(46,820,158)	(47,119,202)	(47,119,202)
Personal Investment Class	(2,401,810)	(2,401,810)	(4,107,324)	(4,107,324)
Cash Management Class	(48,728,563)	(48,728,563)	(71,598,855)	(71,598,855)
Reserve Class	(119,874,485)	(119,874,485)	(53,916,442)	(53,916,442)
Resource Class	(482,221)	(482,221)	(2,197,792)	(2,197,792)
Corporate Class	(64,261)	(64,261)	(27,621,656)	(27,621,656)
Net increase (decrease) in share activity	(344,842,089)	$(344,842,089)	(61,618,578)	$(61,618,578)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/17	$1.00	$0.0022	$0.0035	$0.0057	$(0.0050)	$(0.0005)	$(0.0055)	$1.0002	0.54%	$6,982	0.47	%(c)	0.56	%(c)	0.22	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	241,327	0.40		0.64		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	283,476	0.21		0.67		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	345,211	0.19		0.67		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	370,059	0.24		0.67		0.02
STIC Prime Portfolio
Year ended 08/31/17	1.00	0.0041	0.0002	0.0043	(0.0043)	—	(0.0043)	1.0000	0.43	1,845	0.39	(c)	0.57	(c)	0.41	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	141,061	0.25		0.68		0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	162,216	0.07		0.69		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	152,133	0.06		0.69		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	166,612	0.12		0.69		0.07
Treasury Portfolio
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	574,808	0.43	(c)	0.50	(c)	0.27	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	560,027	0.23		0.64		0.08
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	461,131	0.06		0.67		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	524,576	0.04		0.67		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	583,020	0.09		0.68		0.02
Government & Agency Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.30	510,489	0.41	(c)	0.45	(c)	0.32	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	340,874	0.23		0.62		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	422,564	0.08		0.63		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	347,046	0.06		0.63		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	358,383	0.11		0.64		0.02
Treasury Obligations Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.26	3,224	0.34	(c)	0.47	(c)	0.32	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	6,162	0.16		0.82		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	5,984	0.00		0.83		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	15,580	0.02		0.79		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	20,036	0.06		0.70		0.03
Tax-Free Cash Reserve Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.36	27,352	0.41	(c)	0.62	(c)	0.35	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	24,468	0.14		0.77		0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	30,469	0.03		0.81		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	34,276	0.04		0.80		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	52,446	0.10		0.80		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $33,778, $6,957, $538,716, $476,756, $2,518 and $22,642 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

46                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Private Investment Class

Shareholders of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Houston, Texas

October 30, 2017

47                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Private Investment Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,003.60	$2.42	$1,022.79	$2.45	0.48%
STIC Prime Portfolio	1,000.00	1,003.10	2.42	1,022.79	2.45	0.48
Treasury Portfolio	1,000.00	1,002.10	2.42	1,022.79	2.45	0.48
Government & Agency Portfolio	1,000.00	1,002.30	2.27	1,022.94	2.29	0.45
Treasury Obligations Portfolio	1,000.00	1,002.10	2.17	1,023.04	2.19	0.43
Tax-Free Cash Reserve Portfolio	1,000.00	1,002.00	2.22	1,022.99	2.24	0.44

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2017, through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

48                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Treasury Obligations Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio only a separate Sub-Advisory Contract with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

49                         Short-Term Investments Trust

STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s investment performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco

Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

50                         Short-Term Investments Trust

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was above the rate of one such mutual. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

51                         Short-Term Investments Trust

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

Treasury Obligations Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Treasury Obligations Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Fund and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

52                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2017:

Federal and State Income Tax
	Long Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	$—	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	—	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	—	0.00%	0.00%	44.88%	0.00%
Government & Agency Portfolio	—	0.00%	0.00%	6.66%	0.00%
Treasury Obligations Portfolio	—	0.00%	0.00%	99.60%	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$931,771	0.00%
STIC Prime Portfolio	1,377	0.00%
Treasury Portfolio	467,269	100.00%
Government & Agency Portfolio	118,648	100.00%
Treasury Obligations Portfolio	—	100.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

53                         Short-Term Investments Trust

Proxy Results

Government & Agency Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Obligations Portfolio

Treasury Portfolio

Special Joint Meetings (“Meetings”) of Shareholders of Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Tax-Free Cash Reserve Portfolio, Treasury Obligations Portfolio, and Treasury Portfolio, all investment portfolios of Short-Term Investments Trust (“STIT”) a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting on March 9, 2017 was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restrictions regarding the purchase or sale of physical commodities.

4(a)	For all Portfolios other than Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	For all Portfolios other than Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

With respect to Proposals 3, 4(a) — 4(b) above, the meetings for Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio was adjourned until April 11, 2017. The results of the voting on all other above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			22,218,115,143	211,380,023
	James T. Bunch			22,218,115,143	211,380,023
	Bruce L. Crockett			22,218,115,143	211,380,023
	Jack M. Fields			22,249,047,298	180,447,868
	Martin L. Flanagan			22,249,047,298	180,447,868
	Cynthia Hostetler			22,249,047,298	180,447,868
	Dr. Eli Jones			22,249,047,298	180,447,868
	Dr. Prema Mathai-Davis			22,249,047,298	180,447,868
	Teresa M. Ressel			22,249,047,298	180,447,868
	Dr. Larry Soll			22,218,115,143	211,380,023
	Ann Barnett Stern			22,249,047,298	180,447,868
	Raymond Stickel, Jr.			22,100,178,935	329,316,231
	Philip A. Taylor			22,249,047,298	180,447,868
	Robert C. Troccoli			22,218,115,143	211,380,023
	Christopher L. Wilson			22,249,047,298	180,447,868

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	18,725,408,595	436,465,676	282,179,620	2,985,441,275
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Government & Agency Portfolio	9,825,945,569	663,837,440	48,700,782	1,316,398,671
	Tax-Free Cash Reserve Portfolio	116,476,661	3,307,934	393,005	27,739,348
	Treasury Obligations Portfolio	1,255,028,261	13,180,474	0	7,462,753
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Government & Agency Portfolio	10,433,817,634	56,650,083	48,016,076	1,316,398,669
	Tax-Free Cash Reserve Portfolio	119,514,268	463,332	200,000	27,739,348
	Treasury Obligations Portfolio	1,256,992,747	11,215,988	0	7,462,753
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Government & Agency Portfolio	10,438,275,881	55,008,296	45,199,613	1,316,398,672
	Tax-Free Cash Reserve Portfolio	119,238,866	738,734	200,000	27,739,348
	Treasury Obligations Portfolio	1,256,992,747	11,215,988	0	7,462,753

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust (“STIT”).

54                         Short-Term Investments Trust

Proxy Results—(continued)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

The Meeting on March 9, 2107 was adjourned until April 11, 2017 with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Liquid Assets Portfolio did not receive sufficient shareholder votes to achieve quorum and STIC Prime Portfolio and Treasury Portfolio did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) — 4(b). As a result, Proposals 3 and 4(a) — 4(b) have failed to pass.

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Liquid Assets Portfolio	47,595,663	461,265	2,374,216	31,231,209
	STIC Prime Portfolio	82,840,449	127,365,576	21,897,153	4,633,127
	Treasury Portfolio	7,565,822,794	336,716,255	210,176,607	1,541,710,819
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Liquid Assets Portfolio	48,000,135	55,649	2,375,360	31,231,209
	STIC Prime Portfolio	209,868,167	113,257	246,498	4,633,127
	Treasury Portfolio	7,798,916,493	73,232,095	240,567,070	1,541,710,817
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Liquid Assets Portfolio	48,000,135	55,649	2,375,360	31,231,209
	STIC Prime Portfolio	209,796,651	184,773	246,498	4,633,127
	Treasury Portfolio	7,774,612,335	93,885,021	244,218,303	1,541,710,816

55                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			144	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management).

Formerly: Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	144	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	144	Board member of the Illinois Manufacturers’ Association
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society; Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	144	Trustee, Evans Scholarship Foundation
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	144	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	144	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury; Chief Compliance Officer, Kaiser Permanente; Program Manager, Hewlett-Packard; Nuclear Engineering, General Dynamics Corporation	144	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	144	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	144	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	144	None
Christopher L. Wilson — 1957 Trustee	2017	Managing Partner, CT2, LLC (investing and consulting firm) Formerly: President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	144	TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); ISO New England, Inc. (non-profit organization managing regional electricity market)

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Manager and Secretary, Invesco Indexing LLC

Formerly: Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 Invesco Distributors, Inc.	CM-STIT-AR-5 10122017 0922

Annual Report to Shareholders	August 31, 2017

Reserve Class
Short-Term Investments Trust (STIT) Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio Government & Agency Portfolio Treasury Obligations Portfolio Tax-Free Cash Reserve Portfolio

2 4 5 6 8 28 33 46 47 48 49 53 54 T-1

Letters to Shareholders

Fund Data

Fund Objectives and Strategies

Fund Composition by Maturity

Schedules of Investments

Financial Statements

Notes to Financial Statements

Financial Highlights

Auditor’s Report

Fund Expenses

Approval of Investment Advisory and Sub-Advisory Contracts

Tax Information

Proxy Results

Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Philip Taylor

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2017. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued at a slightly higher pace than the prior fiscal year. The US economy continued to add jobs, keeping the unemployment rate near 4.5% while inflation remained subdued.[1] Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 0.25% to 0.50% at the start of the reporting period to a range of 1.00% to 1.25% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2016, and in March and June 2017.2 The three quarter-point increases marked just the second, third and fourth rate hikes over the last decade.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of slower global growth, sub-optimal inflation, and the lingering impact of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 12-month US Treasury bill yielded 1.23% on August 31, 2017, up 62 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 48 basis points to 1.32% over the reporting period.3 While the Fed may raise the federal funds target rate again, they may do so at a slower pace than investors have seen over the last fiscal year.

US money market fund reform

The money market fund industry in the US followed through with plans to adopt new money market fund regulations announced in July of 2014. Those regulations were fully implemented on October 14, 2016. Invesco thoughtfully evaluated the impact of money market reform and the impact this reform would have on our investors and our product line. We will continue to keep you and all our valued money market fund investors informed about any further regulatory changes through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

2                        Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

    As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund Data

Reserve Class data as of 8/31/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets[1]	3 - 40 days	33 days	47 days	$944.5 thousand
STIC Prime[1]	3 - 19 days	17 days	17 days	500.7 thousand
Treasury[2]	12 - 54 days	19 days	97 days	250.7 million
Government & Agency[2]	17 - 50 days	17 days	108 days	171.0 million
Treasury Obligations[2]	15 - 58 days	43 days	117 days	35.6 million
Tax-Free Cash Reserve[3]	7 - 21 days	21 days	21 days	13.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1  You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2  You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3  You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

4                         Short-Term Investments Trust

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies;

(ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Treasury Obligations Portfolio

Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/17
	Liquid Assets Portfolio 1-6, 9-10, 12-14	STIC Prime Portfolio 1-6, 9-10, 12-14	Treasury Portfolio 2, 4-5, 7, 11-12, 14	Government & Agency Portfolio 2, 4-5, 7, 11-12, 14	Treasury Obligations Portfolio 2, 4-5, 7, 12, 14	Tax-Free Cash Reserve Portfolio 2-5, 8-9, 13-14
1 - 7	48.4%	47.4%	63.2%	61.3%	14.0%	92.7%
8 - 30	7.9	27.6	5.1	1.3	30.1	0.0
31 - 60	15.0	25.0	2.0	3.1	3.4	3.3
61 - 90	9.1	0.0	2.1	0.5	17.6	0.0
91 - 180	15.7	0.0	11.8	8.7	18.7	0.0
181+	3.9	0.0	15.8	25.1	16.2	4.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
5	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
6	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.

6                         Short-Term Investments Trust

7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return. While the Board of Trustees may elect to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

7                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–42.61%
ABN AMRO Bank N.V.(a)	1.39%	11/21/2017	$5,000	$4,985,385
Australia & New Zealand Banking Group Ltd.(a)	1.08%	09/01/2017	14,000	14,000,000
Banco del Estado de Chile(a)	1.31%	10/12/2017	5,000	5,000,331
Bank of America, N.A.	1.40%	02/16/2018	5,000	5,002,852
China Construction Bank Corp.(a)	1.50%	09/25/2017	5,000	5,000,068
China Construction Bank Corp.(a)	1.50%	09/01/2017	2,000	2,000,005
Credit Agricole Corporate & Investment Bank(a)	1.06%	09/01/2017	14,500	14,500,000
DNB Bank ASA(a)	1.07%	09/01/2017	14,500	14,500,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.08%	09/01/2017	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 mo. USD LIBOR + 0.42%)(a)(b)	1.73%	10/25/2017	8,000	8,006,173
KBC Bank N.V. (Belgium)(a)	1.37%	10/30/2017	3,000	2,993,220
KBC Bank N.V. (Belgium)(a)	1.40%	11/24/2017	2,500	2,491,828
Mizuho Bank, Ltd.(a)	1.17%	09/01/2017	14,000	14,000,000
Oversea-Chinese Banking Corp. Ltd.(a)	1.30%	10/02/2017	5,000	5,000,183
Oversea-Chinese Banking Corp. Ltd.(a)	1.32%	11/14/2017	5,000	5,000,200
Sumitomo Mitsui Trust Bank Ltd.(a)	1.18%	09/05/2017	8,000	8,000,009
Swedbank AB(a)	1.07%	09/01/2017	14,000	14,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.54%)(b)	1.77%	01/19/2018	5,000	5,008,579
Westpac Banking Corp. (1 mo. USD LIBOR + 0.50%)(a)(b)	1.73%	01/05/2018	4,000	4,005,692
Total Certificates of Deposit (Cost $137,469,470)				137,494,525

Commercial Paper–36.65%(c)
Asset-Backed Securities — Consumer Receivables–1.55%
Old Line Funding, LLC(d)	1.36%	11/01/2017	5,000	4,988,909

Asset-Backed Securities — Fully Supported–3.09%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	1.29%	10/13/2017	5,000	4,992,606
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	1.33%	12/01/2017	3,000	2,989,980
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.24%)(a)(b)(d)	1.47%	11/20/2017	2,000	2,000,922
				9,983,508

Asset-Backed Securities — Fully Supported Bank–9.28%
Anglesea Funding LLC (Multi–CEP’s)(a)(d)	1.30%	09/21/2017	8,000	7,994,330
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(b)	1.45%	04/03/2018	5,000	5,000,584
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.30%	10/02/2017	4,000	3,995,563
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(d)	1.31%	11/15/2017	5,000	4,986,151
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(a)(d)	1.49%	02/12/2018	5,000	4,964,938
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/12/2017	3,000	2,995,565
				29,937,131

Asset-Backed Securities — Multi-Purpose–3.86%
CHARTA, LLC(d)	1.35%	12/11/2017	5,000	4,980,889
Mont Blanc Capital Corp. (CEP–ING Bank N.V.)(a)(d)	1.31%	09/27/2017	2,000	1,998,127
Nieuw Amsterdam Receivables Corp.(a)(d)	1.38%	11/06/2017	3,000	2,992,647
Nieuw Amsterdam Receivables Corp.(a)(d)	1.46%	02/12/2018	2,500	2,483,042
				12,454,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–2.33%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	05/04/2018	$2,500	$2,500,213
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.23%	04/24/2018	5,000	5,000,846
				7,501,059

Diversified Banks–12.21%
Canadian Imperial Bank of Commerce(a)(d)	1.08%	09/01/2017	14,000	13,999,577
DBS Bank Ltd.(a)(d)	1.31%	10/04/2017	2,500	2,497,030
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)(d)	1.30%	10/30/2017	2,000	1,996,017
ING (US) Funding LLC(a)	1.41%	02/05/2018	5,000	4,969,760
ING (US) Funding LLC(a)	1.41%	02/06/2018	4,000	3,975,620
J.P. Morgan Securities LLC	1.46%	02/16/2018	3,000	2,979,762
National Australia Bank Ltd.(a)(d)	1.31%	10/23/2017	4,000	3,992,886
Societe Generale(a)	1.27%	09/27/2017	5,000	4,995,399
				39,406,051

Regional Banks–0.62%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)(d)	1.45%	09/08/2017	2,000	2,000,140

Specialized Finance–3.71%
CDP Financial Inc.(a)(d)	1.39%	11/29/2017	4,000	3,987,850
CDP Financial Inc.(a)(d)	1.47%	01/10/2018	3,000	2,985,975
Nederlandse Waterschapsbank N.V.(a)(d)	1.27%	10/02/2017	5,000	4,994,773
				11,968,598
Total Commercial Paper (Cost $118,234,238)				118,240,101

Variable Rate Demand Notes–9.21%(e)
Credit Enhanced–9.21%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.18%	11/01/2030	5,000	5,000,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.22%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing) Series 2016 B-2, VRD RB (LOC–Bank of China Ltd.)(f)	1.50%	11/01/2049	1,500	1,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	4,000	4,000,000
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	3,000	3,000,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(f)	1.45%	11/01/2049	2,000	2,000,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	1.28%	07/01/2040	1,820	1,820,000
Total Variable Rate Demand Notes (Cost $29,719,999)				29,719,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–88.47% (Cost $285,423,707)				285,454,625

			Repurchase Amount
Repurchase Agreements–11.77%(g)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by a foreign corporate obligation valued at $5,100,143; 1.25%; 07/26/2019)(a)	1.26%	09/01/2017	5,000,175	5,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $10,000,350 (collateralized by domestic and foreign corporate obligations valued at $10,413,295; 1.20%-9.80%; 12/15/2017-08/15/2027)(a)	1.26%	09/01/2017	10,000,350	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., open agreement dated 08/22/2017 (collateralized by a U.S. Treasury obligation valued at $6,630,071; 1.38%; 01/31/2020)(h)	1.82%	—	$—	$6,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	979,310	979,281
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $7,001,851 (collateralized by domestic non-agency mortgage-backed securities and domestic agency mortgage-backed securities valued at $7,261,259; 0.18%-6.49%; 12/25/2021-03/16/2055)(a)(i)	1.36%	09/05/2017	7,001,851	7,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/02/2017, maturing value of $3,508,362 (collateralized by a foreign corporate obligation valued at $3,570,001; 6.25%; 04/22/2019)	1.83%	09/18/2017	3,508,362	3,500,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by a foreign corporate obligation valued at $5,100,000; 2.00%; 08/30/2022)	1.26%	09/01/2017	5,000,175	5,000,000
Total Repurchase Agreements (Cost $37,979,281)				37,979,281
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.24% (Cost $323,402,988)				323,433,906
OTHER ASSETS LESS LIABILITIES–(0.24)%				(774,089)
NET ASSETS–100.00%				$322,659,817

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan 14.9%; Canada: 12.7%; Netherlands: 10.6%; France: 8.2%; Australia: 6.8%; Germany: 6.8%; other countries less than 5% each: 20.3%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $98,317,916, which represented 30.47% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.35%(a)
Asset-Backed Securities — Consumer Receivables–1.87%
Old Line Funding, LLC(b)	1.23%	09/20/2017	$8,000	$7,994,511

Asset-Backed Securities — Fully Supported–6.12%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	1.25%	10/24/2017	15,000	14,971,897
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.26%	09/18/2017	10,000	9,993,845
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.28%	10/05/2017	1,250	1,248,469
				26,214,211

Asset-Backed Securities — Fully Supported Bank–9.80%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)	1.30%	09/15/2017	6,000	5,997,038
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	1.31%	10/02/2017	15,000	14,982,973
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.24%	10/02/2017	5,000	4,994,453
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.28%	09/05/2017	2,500	2,499,579
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp)(b)(c)	1.28%	10/24/2017	8,000	7,984,652
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	1.23%	09/26/2017	5,500	5,495,047
				41,953,742

Asset-Backed Securities — Multi-Purpose–5.13%
Nieuw Amsterdam Receivables Corp.(b)(c)	1.29%	09/25/2017	15,000	14,986,823
Versailles Commercial Paper LLC(b)	1.27%	10/06/2017	7,000	6,991,145
				21,977,968

Diversified Banks–13.77%
DBS Bank Ltd.(b)(c)	1.24%	09/05/2017	5,000	4,999,150
Federation des caisses Desjardins du Quebec(b)(c)	1.24%	09/11/2017	10,000	9,996,303
NRW Bank(b)(c)	1.25%	09/08/2017	15,000	14,996,140
NRW Bank(b)(c)	1.26%	10/02/2017	2,500	2,497,231
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.27%	09/19/2017	5,000	4,996,707
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.27%	10/13/2017	4,500	4,493,206
Societe Generale S.A.(c)	1.27%	09/27/2017	12,000	11,988,958
Societe Generale S.A.(c)	1.28%	10/19/2017	5,000	4,991,296
				58,958,991

Regional Banks–1.86%
Danske Corp.(b)(c)	1.25%	09/05/2017	3,000	2,999,407
Mitsubishi UFJ Trust & Banking Corp.(c)	1.27%	10/17/2017	5,000	4,991,958
				7,991,365

Specialized Finance–2.80%
Nederlandse Waterschapsbank N.V.(b)(c)	1.25%	10/02/2017	12,000	11,987,456
Total Commercial Paper (Cost $177,081,456)				177,078,244

Certificates of Deposit–30.89%
Australia & New Zealand Banking Group, Ltd.(c)	1.08%	09/01/2017	21,000	21,000,000
BMO Harris Bank N.A.(c)	1.33%	09/12/2017	10,000	10,000,708
China Construction Bank Corp.(c)	1.50%	09/01/2017	5,000	5,000,013
China Construction Bank Corp.(c)	1.50%	09/25/2017	5,000	5,000,068
Credit Agricole Corporate & Investment Bank(c)	1.06%	09/01/2017	12,799	12,799,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
DNB Bank ASA(c)	1.07%	09/01/2017	$9,500	$9,500,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.08%	09/01/2017	9,000	9,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.27%	10/10/2017	12,000	12,000,086
KBC Bank N.V. (Belgium)(c)	1.34%	10/20/2017	15,000	14,971,803
Mizuho Bank, Ltd.(c)	1.17%	09/01/2017	21,000	21,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.28%	09/25/2017	6,000	6,000,119
Sumitomo Mitsui Trust Bank Ltd.(c)	1.18%	09/05/2017	6,000	6,000,007
Total Certificates of Deposit (Cost $132,272,313)				132,272,038

Variable Rate Demand Notes–14.99%(d)
Credit Enhanced–14.99%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	1.23%	06/01/2029	4,020	4,020,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.95%	09/01/2019	3,500	3,500,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(e)	1.25%	12/01/2031	11,485	11,485,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.24%	04/01/2047	10,000	10,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	1.22%	05/01/2037	13,605	13,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	1.30%	01/01/2033	5,260	5,260,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(e)	1.48%	11/01/2049	15,000	15,000,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(e)	1.45%	11/01/2049	1,330	1,330,000
Total Variable Rate Demand Notes (Cost $64,200,000)				64,200,000

U.S. Government Sponsored Agency Securities–4.87%(d)
Overseas Private Investment Corp. (OPIC)–4.87%
Unsec. Gtd. VRD COP (3 mo. U.S. Treasury Bill Rate)	1.10%	09/15/2022	10,000	10,006,250
Unsec. Gtd. VRD COP (3 mo. U.S. Treasury Bill Rate)	1.10%	05/15/2030	10,842	10,848,776
Total U.S. Government Sponsored Agency Securities (Cost $20,842,000)				20,855,026
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–92.10% (Cost $394,395,769)				394,405,308

			Repurchase Amount
Repurchase Agreements–7.94%(f)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $12,000,420 (collateralized by a foreign corporate obligation valued at $12,240,942; 1.25%; 07/26/2019)(c)	1.26%	09/01/2017	12,000,420	12,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by domestic and foreign corporate obligations valued at $5,249,680; 1.20%-9.80%; 04/06/2018-04/20/2026)(c)	1.26%	09/01/2017	5,000,175	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $14,003,484 (collateralized by a domestic agency mortgage-backed security valued at $14,701,353; 1.51%; 05/25/2047)(c)(g)	1.28%	09/05/2017	14,003,484	14,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $3,000,105 (collateralized by a foreign corporate obligation valued at $3,060,000; 2.00%; 08/30/2022)	1.26%	09/01/2017	3,000,105	3,000,000
Total Repurchase Agreements (Cost $34,000,000)				34,000,000
TOTAL INVESTMENTS IN SECURITIES(h)(i)–100.04% (Cost $428,395,769)				428,405,308
OTHER ASSETS LESS LIABILITIES–(0.04)%				(166,498)
NET ASSETS–100.00%				$428,238,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
RN	– Revenue Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $164,368,994, which represented 38.38% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 14.2%; Germany: 12.5%; France: 10.2%; Netherlands: 9.8%; Canada: 8.6%; other countries less than 5% each: 23.0%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.97%
U.S. Treasury Bills–12.95%(a)
U.S. Treasury Bills	0.91%	09/28/2017	$300,000	$299,796,375
U.S. Treasury Bills	0.91%	10/05/2017	300,000	299,742,166
U.S. Treasury Bills	1.06%	11/09/2017	75,000	74,847,985
U.S. Treasury Bills	1.07%	11/09/2017	450,000	449,077,126
U.S. Treasury Bills	1.06%	01/02/2018	165,000	164,404,393
U.S. Treasury Bills	1.14%	01/04/2018	500,000	498,037,759
U.S. Treasury Bills	1.13%	01/11/2018	500,000	497,937,500
U.S. Treasury Bills	1.11%	01/18/2018	500,000	497,866,736
U.S. Treasury Bills	1.14%	01/25/2018	200,000	199,083,444
U.S. Treasury Bills	1.14%	02/01/2018	300,000	298,559,250
				3,279,352,734

U.S. Treasury Notes–20.02%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.09%	04/30/2019	1,282,000	1,282,109,962
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.16%	01/31/2019	550,000	550,178,379
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.08%	07/31/2019	400,000	399,995,661
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.20%	07/31/2018	429,240	429,239,092
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2018	695,000	694,907,234
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.21%	04/30/2018	664,000	664,036,216
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.27%)(b)	1.29%	01/31/2018	300,000	300,047,182
U.S. Treasury Notes	0.63%	09/30/2017	200,000	199,979,403
U.S. Treasury Notes	2.25%	11/30/2017	250,000	250,708,795
U.S. Treasury Notes	2.63%	01/31/2018	300,000	301,865,570
				5,073,067,494
Total U.S. Treasury Securities (Cost $8,352,420,228)				8,352,420,228
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–32.97% (Cost $8,352,420,228)				8,352,420,228

			Repurchase Amount
Repurchase Agreements–67.34%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2017, maturing value of $550,016,194 (collateralized by U.S. Treasury obligations valued at $561,000,063; 0.75%-2.75%; 10/31/2018-11/15/2042)	1.06%	09/01/2017	550,016,194	550,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(d)	1.06%	10/02/2017	225,583,000	225,000,000
Bank of Montreal, joint term agreement dated 07/07/2017, aggregate maturing value of $250,669,861 (collateralized by U.S. Treasury obligations valued at $255,000,044; 0%-3.63%; 9/28/2017-8/15/2047)(d)	1.06%	10/06/2017	150,401,917	150,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(d)	1.06%	10/27/2017	125,213,472	125,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,037; 0%-5.38%; 09/14/2017-08/15/2046)	1.06%	09/01/2017	$1,250,036,806	$1,250,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(d)	1.08%	09/06/2017	552,265,952	552,150,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	2,200,067,222	2,200,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,058,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,002; 1.13%-3.63%; 05/31/2019-05/15/2045)	1.05%	09/01/2017	1,300,037,917	1,300,000,000
Citigroup Global Markets, Inc., term agreement dated 08/31/2017, maturing value of $500,102,083 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%; 11/15/2019-11/15/2045)(d)	1.05%	09/07/2017	500,102,083	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/05/2017, maturing value of $551,270,500 (collateralized by U.S. Treasury obligations valued at $561,000,010; 1.13%-3.38%; 10/31/2017-05/15/2044)	1.08%	09/20/2017	551,270,500	550,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	580,830,751	580,813,649
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/21/2017, aggregate maturing value of $200,087,500 (collateralized by U.S. Treasury obligations valued at $204,000,053; 1.50%-3.75%; 08/31/2018-11/15/2043)(d)	1.05%	09/05/2017	100,043,750	100,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 08/31/2017, maturing value of $100,020,417 (collateralized by U.S. Treasury obligations valued at $102,000,017; 0.75%-1.00%; 04/30/2018-11/30/2019)(d)	1.05%	09/07/2017	100,020,417	100,000,000
Federal Reserve Bank of New York, agreement dated 08/31/2017, maturing value of $200,005,556 (collateralized by U.S. Treasury obligations valued at $200,005,645; 1.63%-3.63%; 08/15/2022-08/15/2043)	1.00%	09/01/2017	200,005,556	200,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $805,023,926 (collateralized by U.S. Treasury obligations valued at $821,100,083; 1.88%-2.75%; 04/30/2022-02/15/2024)	1.07%	09/01/2017	805,023,926	805,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $384,011,520 (collateralized by a U.S. Treasury obligation valued at $391,680,090; 1.50%; 05/31/2020)	1.08%	09/01/2017	384,011,520	384,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $190,005,700 (collateralized by U.S. Treasury obligations valued at $193,800,035; 1.50%-2.75%; 02/28/2018-10/31/2022)	1.08%	09/01/2017	190,005,700	190,000,000
J.P. Morgan Securities Inc., agreement dated 08/31/2017, maturing value of $250,007,431 (collateralized by U.S. Treasury obligations valued at $255,002,491; 0.75%-1.50%; 03/31/2019-08/15/2019)	1.07%	09/01/2017	250,007,431	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 08/31/2017, maturing value of $250,007,361 (collateralized by U.S. Treasury obligations valued at $255,000,081; 0.13%; 04/15/2021-07/15/2024)	1.06%	09/01/2017	250,007,361	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(d)	1.08%	09/06/2017	400,086,351	400,002,350
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	400,012,000	400,000,000
Natixis, term agreement dated 08/31/2017, maturing value of $500,104,028 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0.13%-7.63%; 03/31/2018-02/15/2047)(d)	1.07%	09/07/2017	500,104,028	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Prudential Insurance Co. of America, agreement dated 08/31/2017, maturing value of $286,821,014 (collateralized by U.S. Treasury obligations valued at $292,375,640; 0%-2.50%; 11/15/2027-02/15/2045)	1.10%	09/01/2017	$286,821,014	$286,812,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2017, maturing value of $195,980,988 (collateralized by U.S. Treasury obligations valued at $199,842,600; 0%; 02/15/2022-08/15/2033)	1.10%	09/01/2017	195,980,988	195,975,000
RBC Capital Markets LLC, term agreement dated 07/06/2017, maturing value of $1,002,704,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,031; 0%-8.88%; 09/15/2017-02/15/2047)(d)	1.07%	10/05/2017	1,002,704,722	1,000,000,000
Societe Generale, open agreement dated 04/27/2017 (collateralized by U.S. Treasury obligations valued at $1,020,000,035; 0%-8.00%; 11/09/2017-05/15/2047)(e)	0.81%	—	—	1,000,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $250,463,750 (collateralized by U.S. Treasury obligations valued at $255,000,071; 0.13%-3.50%; 04/15/2020-11/15/2044)	1.06%	09/18/2017	250,463,750	250,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/31/2017, maturing value of $2,000,060,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,245; 2.00%-3.63%; 02/15/2020-07/31/2020)	1.08%	09/01/2017	2,000,060,000	2,000,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $565,016,636 (collateralized by U.S. Treasury obligations valued at $576,300,059; 2.25%-2.88%; 12/31/2020-08/15/2045)	1.06%	09/01/2017	565,016,636	565,000,000
Wells Fargo Securities, LLC, term agreement dated 06/15/2017, maturing value of $200,609,778 (collateralized by U.S. Treasury obligations valued at $204,000,080; 3.00%; 11/15/2045-05/15/2047)	1.12%	09/21/2017	200,609,778	200,000,000
Total Repurchase Agreements (Cost $17,059,753,249)				17,059,753,249
TOTAL INVESTMENTS IN SECURITIES(f)–100.31% (Cost $25,412,173,477)				25,412,173,477
OTHER ASSETS LESS LIABILITIES–(0.31)%				(78,384,598)
NET ASSETS–100.00%				$25,333,788,879

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–31.50%
Federal Farm Credit Bank (FFCB)–1.34%
Unsec. Bonds (1 mo. USD LIBOR + 0.02%)(a)	1.25%	12/27/2017	$30,000	$29,987,443
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	01/17/2018	10,000	9,997,909
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	02/26/2018	50,000	49,992,784
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	11/13/2017	8,000	7,998,466
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.31%	02/09/2018	25,000	25,000,161
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.35%	03/21/2018	20,000	20,005,054
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/06/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.03%)(a)	1.18%	03/02/2018	40,000	40,032,657
Unsec. Bonds (3 mo. USD LIBOR — 0.36%)(a)	0.95%	01/22/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR)(a)	1.31%	05/09/2018	9,500	9,512,053
				392,526,527

Federal Home Loan Bank (FHLB)–27.78%
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.29%	11/15/2017	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.28%	11/17/2017	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.30%	02/16/2018	45,000	45,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/15/2019	280,000	280,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/04/2019	62,500	62,499,897
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/08/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/11/2019	207,000	207,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	02/28/2019	235,000	235,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/11/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/14/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/25/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.10%)(a)	1.13%	12/21/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(a)	1.13%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(a)	1.13%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/10/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	07/03/2018	300,000	300,000,109
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.10%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.06%	03/06/2018	225,000	225,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.05%	03/09/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.07%	03/14/2018	300,000	300,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.08%	03/15/2018	75,000	75,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.07%	03/16/2018	350,000	350,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.09%	03/19/2018	145,000	145,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.05%	03/19/2018	275,000	275,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/12/2018	220,000	220,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/13/2018	225,000	224,999,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/20/2018	$86,000	$85,995,764
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/23/2018	140,000	139,995,427
Unsec. Bonds (3 mo. USD LIBOR — 0.31%)(a)	1.01%	08/15/2018	58,000	57,979,351
Unsec. Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/08/2018	230,000	230,001,276
Unsec. Disc. Notes(b)	0.95%	10/11/2017	143,700	143,548,316
Unsec. Disc. Notes(b)	0.95%	10/13/2017	58,200	58,135,495
Unsec. Global Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	09/06/2017	25,000	25,000,004
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%)(a)	1.30%	12/07/2017	22,000	21,999,476
Unsec. Global Bonds (1 mo. USD LIBOR — 0.05%)(a)	1.18%	07/12/2018	200,000	200,061,932
Unsec. Global Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	03/01/2019	115,000	115,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/21/2018	150,000	150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.11%	11/19/2018	120,000	120,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.04%)(a)	1.27%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.10%)(a)	1.22%	11/15/2017	60,000	59,996,198
Unsec. Global Bonds (3 mo. USD LIBOR — 0.16%)(a)	1.16%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.08%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.34%)(a)	0.97%	01/23/2018	93,000	93,003,693
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	01/23/2018	237,000	237,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/09/2018	100,000	100,000,000
				8,120,216,562

Federal Home Loan Mortgage Corp. (FHLMC)–0.68%
Unsec. Disc. Notes(b)	1.09%	12/13/2017	100,000	99,689,570
Unsec. Global Notes (3 mo. USD LIBOR — 0.03%)(a)	1.27%	01/08/2018	100,000	100,000,000
				199,689,570

Federal National Mortgage Association (FNMA)–0.51%
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	09/08/2017	35,000	34,999,348
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	10/05/2017	112,815	112,810,347
				147,809,695

Overseas Private Investment Corp. (OPIC)–1.19%
Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.04%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.04%	07/15/2025	41,778	41,777,779
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.10%	07/09/2026	45,900	45,900,000
				347,677,779
Total U.S. Government Sponsored Agency Securities (Cost $9,207,920,133)				9,207,920,133

U.S. Treasury Securities–5.52%(b)
U.S. Treasury Bills–5.11%
U.S. Treasury Bills	1.06%	01/02/2018	200,000	199,278,058
U.S. Treasury Bills	1.13%	01/04/2018	100,000	99,609,375
U.S. Treasury Bills	1.14%	01/04/2018	250,000	249,019,097
U.S. Treasury Bills	1.13%	01/11/2018	347,000	345,568,625
U.S. Treasury Bills	1.14%	01/11/2018	3,000	2,987,570
U.S. Treasury Bills	1.11%	01/18/2018	350,000	348,506,715
U.S. Treasury Bills	1.14%	01/25/2018	250,000	248,854,305
				1,493,823,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–0.41%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.08%	07/31/2019	$120,000	$119,996,945
Total U.S. Treasury Securities (Cost $1,613,820,690)				1,613,820,690
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–37.02% (Cost $10,821,740,823)				10,821,740,823

			Repurchase Amount
Repurchase Agreements–63.76%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2017, aggregate maturing value of $600,017,833 (collateralized by domestic mortgage-backed securities valued at $612,000,000; 1.50%-6.50%; 10/01/2024-03/20/2047)	1.07%	09/01/2017	310,009,214	310,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(e)	1.06%	10/02/2017	225,583,000	225,000,000
Bank of Montreal, joint term agreement dated 07/07/2017, aggregate maturing value of $250,669,861 (collateralized by U.S. Treasury obligations valued at $255,000,044; 0%-3.63%; 09/28/2017-8/15/2047)(e)	1.06%	10/06/2017	100,267,944	100,000,000
Bank of Montreal, joint term agreement dated 07/26/2017, aggregate maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,080; 0.63%-8.00%; 04/30/2018-07/20/2047)(e)	1.09%	10/24/2017	125,340,625	125,000,000
Bank of Montreal, joint term agreement dated 08/14/2017, aggregate maturing value of $250,682,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,051; 1.38%-8.00%; 11/30/2019-06/20/2047)(e)	1.08%	11/13/2017	195,532,350	195,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(e)	1.06%	10/27/2017	75,128,083	75,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(e)	1.08%	09/06/2017	693,145,530	693,000,000
BMO Capital Markets Corp., term agreement dated 07/26/2017, maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities, domestic non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $204,000,001; 0%-9.65%; 01/26/2018-08/20/2047)(e)	1.09%	10/24/2017	200,545,000	200,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	2,200,067,222	2,200,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,058,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,002; 1.13%-3.63%; 05/31/2019-05/15/2045)	1.05%	09/01/2017	700,020,416	700,000,000
Citigroup Global Markets, Inc., agreement dated 08/31/2017, maturing value of $400,011,778 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%; 11/15/2027-11/15/2046)	1.06%	09/01/2017	225,006,625	225,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	651,434,876	651,415,695
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities, and U.S. Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	24,124,687	24,123,963
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/21/2017, aggregate maturing value of $200,087,500 (collateralized by U.S. Treasury obligations valued at $204,000,053; 1.50%-3.75%; 08/31/2018-11/15/2043)(e)	1.05%	09/05/2017	100,043,750	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/28/2017, aggregate maturing value of $500,116,667 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 1.00%-4.50%; 05/15/2018-07/01/2047)(e)	1.05%	09/05/2017	$415,096,833	$415,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 08/29/2017, maturing value of $200,040,444 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $204,000,001; 2.00%-4.00%; 05/31/2024-05/01/2047)(e)	1.04%	09/05/2017	200,040,444	200,000,000
Federal Reserve Bank of New York, agreement dated 08/31/2017, maturing value of $200,005,556 (collateralized by U.S. Treasury obligations valued at $200,005,594; 1.63%-4.38%; 08/15/2022-05/15/2041)	1.00%	09/01/2017	200,005,556	200,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $300,009,000 (collateralized by U.S. Treasury obligations valued at $306,000,002; 1.75%-2.00%; 12/31/2020-11/30/2022)	1.08%	09/01/2017	300,009,000	300,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $400,012,000 (collateralized by U.S. Treasury obligations valued at $408,000,014; 1.88%-2.25%; 04/30/2022-01/31/2024)	1.08%	09/01/2017	400,012,000	400,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $805,023,926 (collateralized by U.S. Treasury obligations valued at $821,100,039; 1.25%-1.88%; 08/31/2019-04/30/2022)	1.07%	09/01/2017	805,023,926	805,000,000
Goldman Sachs & Co., agreement dated 08/31/2017, maturing value of $500,014,583 (collateralized by U.S. Treasury obligations and U.S. government sponsored agency obligations valued at $510,000,019; 0%-3.45%; 09/14/2017-02/15/2044)	1.05%	09/01/2017	500,014,583	500,000,000
ING Financial Markets, LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $400,083,222 (collateralized by domestic agency mortgage-backed securities valued at $408,000,612; 2.02%-4.00%; 02/15/2038-06/20/2047)(e)	1.07%	09/07/2017	275,057,215	275,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2017, maturing value of $135,234,900 (collateralized by U.S. government sponsored agency obligations valued at $137,703,614; 1.00%-6.75%; 03/27/2019-07/15/2036)(e)	1.08%	09/08/2017	135,234,900	135,000,000
ING Financial Markets, LLC, term agreement dated 08/25/2017, maturing value of $250,050,556 (collateralized by domestic agency mortgage-backed securities valued at $255,001,135; 4.00%-4.50%; 09/20/2045-05/20/2047)(e)	1.04%	09/01/2017	250,050,556	250,000,000
ING Financial Markets, LLC, term agreement dated 08/31/2017, maturing value of $220,000,000 (collateralized by a domestic agency mortgage-backed security and U.S. government sponsored agency obligations valued at $224,404,583; 0.75%-5.36%; 11/24/2017-09/20/2045)	1.30%	10/02/2017	220,000,000	220,000,000
Lloyds Bank PLC, joint term agreement dated 08/30/2017, aggregate maturing value of $500,515,556 (collateralized by U.S. Treasury obligations valued at $509,889,835; 0.75%-2.25%, 12/31/2017-08/15/2021)	1.16%	10/02/2017	380,391,822	380,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., joint agreement dated 08/31/2017, aggregate maturing value of $100,003,000 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 3.00%; 05/25/2046)	1.08%	09/01/2017	65,001,950	65,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(e)	1.08%	09/06/2017	510,017,775	510,000,675
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	475,014,250	475,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2017, maturing value of $304,034,290 (collateralized by U.S. Treasury obligations valued at $309,859,050; 0%; 02/15/2026-05/15/2045)	1.10%	09/01/2017	304,034,290	304,025,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2017, maturing value of $179,555,486 (collateralized by U.S. Treasury obligations valued at $183,032,300; 0%; 11/15/2028-08/15/2033)	1.10%	09/01/2017	179,555,486	179,550,000
RBC Capital Markets LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,025; 0%-8.00%; 04/25/2018-07/25/2047)(a)(e)	1.16%	10/31/2017	590,000,000	590,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, joint term agreement dated 07/12/2017, aggregate maturing value of $345,931,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,001; 0%-4.50%; 02/01/2026-07/20/2067)(e)	1.08%	10/10/2017	$335,904,500	$335,000,000
RBC Capital Markets LLC, joint term agreement dated 07/18/2017, aggregate maturing value of $500,443,056 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury securities valued at $510,000,080; 0%-6.38%; 10/31/2017-07/20/2067)(a)(e)	1.10%	10/16/2017	435,385,459	435,000,000
RBC Capital Markets LLC, joint term agreement dated 07/21/2017, aggregate maturing value of $500,015,278 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.13%-4.50%; 02/01/2026-09/01/2047)(a)(e)	1.10%	10/19/2017	410,012,528	410,000,000
RBC Capital Markets LLC, joint term agreement dated 08/14/2017, aggregate maturing value of $601,653,167 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 2.50%-4.50%; 02/01/2032-09/01/2047)(e)	1.09%	11/13/2017	481,322,533	480,000,000
Societe Generale, joint open agreement dated 04/27/2017 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0%-9.00%; 11/09/2017-05/15/2045)(f)	0.83%	—	—	1,115,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $175,324,625 (collateralized by U.S. Treasury obligations and a domestic agency mortgage-backed security valued at $178,500,000; 0.13%-8.13%; 03/31/2018-11/01/2030)	1.06%	09/18/2017	175,324,625	175,000,000
Societe Generale, term agreement dated 08/28/2017, maturing value of $400,094,222 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $408,000,000; 0.38%-5.97%; 11/01/2017-07/20/2047)(e)	1.06%	09/05/2017	400,094,222	400,000,000
Societe Generale, term agreement dated 08/30/2017, maturing value of $400,080,889 (collateralized by U.S. Treasury obligations valued at $510,000,047; 0%-6.50%; 10/26/2017-11/15/2044)	1.04%	09/06/2017	400,080,889	400,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,061,111 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,167; 3.00%-4.00%; 10/20/2042-05/20/2047)	1.10%	09/01/2017	1,610,049,194	1,610,000,000
TD Securites (USA) LLC, agreement dated 08/31/2017, maturing value of $500,015,000 (collateralized by U.S. Treasury obligations valued at $510,000,088; 0.13%-2.50%; 07/31/2019-01/15/2029)	1.08%	09/01/2017	500,015,000	500,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $700,020,806 (collateralized by domestic agency mortgage-backed securities valued at $714,000,001; 3.00%-4.00%; 06/01/2032-08/01/2047)	1.07%	09/01/2017	700,020,806	700,000,000
Wells Fargo Securities, LLC, term agreement dated 06/19/2017, maturing value of $50,138,111 (collateralized by domestic agency mortgage-backed securities valued at $51,000,001; 3.50%; 04/01/2047-08/01/2047)	1.13%	09/15/2017	50,138,111	50,000,000
Total Repurchase Agreements (Cost $18,637,115,333)				18,637,115,333
TOTAL INVESTMENTS IN SECURITIES(g)–100.78% (Cost $29,458,856,156)				29,458,856,156
OTHER ASSETS LESS LIABILITIES–(0.78)%				(229,260,956)
NET ASSETS–100.00%				$29,229,595,200

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed

LIBOR	– London Interbank Offered Rate
Sec.	– Secured
Sr.	– Senior

Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–101.08%
U.S. Treasury Bills–74.83%(a)
U.S. Treasury Bills	0.90%	09/07/2017	$11,000	$10,998,350
U.S. Treasury Bills	0.96%	09/07/2017	50,000	49,992,017
U.S. Treasury Bills	0.97%	09/07/2017	1,500	1,499,757
U.S. Treasury Bills	0.99%	09/07/2017	128,000	127,978,984
U.S. Treasury Bills	0.82%	09/14/2017	50,000	49,985,195
U.S. Treasury Bills	0.87%	09/14/2017	7,600	7,597,612
U.S. Treasury Bills	0.95%	09/14/2017	23,600	23,591,904
U.S. Treasury Bills	0.88%	09/21/2017	2,100	2,098,972
U.S. Treasury Bills	0.90%	09/21/2017	7,000	6,996,516
U.S. Treasury Bills	0.95%	09/21/2017	60,000	59,968,483
U.S. Treasury Bills	0.97%	09/21/2017	80,000	79,956,229
U.S. Treasury Bills	0.91%	09/28/2017	60,000	59,959,027
U.S. Treasury Bills	0.96%	09/28/2017	100,000	99,927,963
U.S. Treasury Bills	0.99%	09/28/2017	20,000	19,985,202
U.S. Treasury Bills	1.05%	10/05/2017	15,000	14,985,125
U.S. Treasury Bills	0.96%	10/26/2017	15,000	14,978,206
U.S. Treasury Bills	1.08%	11/02/2017	20,000	19,962,938
U.S. Treasury Bills	1.07%	11/09/2017	45,000	44,908,144
U.S. Treasury Bills	1.04%	11/16/2017	45,000	44,901,675
U.S. Treasury Bills	1.00%	11/24/2017	20,000	19,953,333
U.S. Treasury Bills	1.01%	11/24/2017	20,000	19,953,100
U.S. Treasury Bills	1.02%	11/30/2017	25,000	24,936,250
U.S. Treasury Bills	1.08%	12/21/2017	5,200	5,182,764
U.S. Treasury Bills	1.11%	12/28/2017	10,000	9,963,764
U.S. Treasury Bills	1.06%	01/02/2018	15,000	14,945,675
U.S. Treasury Bills	1.13%	01/04/2018	15,000	14,941,406
U.S. Treasury Bills	1.12%	01/11/2018	2,600	2,589,418
U.S. Treasury Bills	1.13%	01/11/2018	40,000	39,835,000
U.S. Treasury Bills	1.11%	01/18/2018	60,000	59,744,008
U.S. Treasury Bills	1.14%	01/25/2018	15,000	14,931,258
U.S. Treasury Bills	1.14%	02/01/2018	10,000	9,951,975
U.S. Treasury Bills	1.12%	02/08/2018	5,000	4,975,211
U.S. Treasury Bills	1.14%	02/08/2018	10,000	9,949,556
U.S. Treasury Bills	1.12%	02/15/2018	16,000	15,917,521
				1,008,042,538

U.S. Treasury Notes–26.25%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2017	70,000	70,018,289
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.21%	04/30/2018	30,000	30,015,443
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.20%	07/31/2018	53,000	53,010,861
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2018	40,000	40,007,308
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.16%	01/31/2019	49,000	49,014,427
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.09%	04/30/2019	38,000	38,004,460
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.08%	07/31/2019	10,000	9,999,027
U.S. Treasury Notes	0.63%	09/30/2017	16,500	16,493,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Notes	0.75%	10/31/2017	$20,000	$19,989,583
U.S. Treasury Notes	0.63%	11/30/2017	22,000	21,975,706
U.S. Treasury Notes	2.25%	11/30/2017	5,000	5,014,176
				353,542,908
TOTAL INVESTMENTS IN SECURITIES–101.08% (Cost $1,361,585,446)				1,361,585,446
OTHER ASSETS LESS LIABILITIES–(1.08)%				(14,596,815)
NET ASSETS–100.00%				$1,346,988,631

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.85%
Alabama–4.02%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.83%	07/01/2040	$7,530	$7,530,000

Arizona–2.43%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	01/01/2046	240	240,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	2,685	2,685,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	1,640	1,640,000
				4,565,000

California–3.95%
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC–Mizuho Bank, Ltd.)(a)(b)	0.80%	11/01/2026	2,000	2,000,000
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.73%	05/01/2034	2,710	2,710,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.74%	08/01/2042	2,700	2,700,000
				7,410,000

Colorado–1.12%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	07/01/2034	1,040	1,040,000
				2,103,000

Delaware–1.65%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	09/01/2036	3,085	3,085,000

District of Columbia–5.04%
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.79%	10/01/2036	5,895	5,895,000
District of Columbia Metropolitan Airports Authority (Dulles Toll Road); Series 2017 1, Sr. Second Lien Commercial Paper Notes (LOC–JPMorgan Chase Bank, N.A.)(b)	0.92%	10/25/2017	2,255	2,255,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.92%	01/01/2029	1,297	1,297,000
				9,447,000

Florida–3.59%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	0.80%	10/01/2050	2,800	2,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	0.88%	11/01/2036	2,445	2,445,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	0.79%	11/01/2038	1,500	1,500,000
				6,745,000

Georgia–4.82%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	01/01/2020	750	750,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.71%	09/01/2035	4,190	4,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	0.80%	01/01/2036	$3,000	$3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	09/01/2020	1,100	1,100,000
				9,040,000

Illinois–3.97%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris Bank N.A.)(a)(b)	0.83%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris Bank N.A.)(a)(b)(d)	0.90%	10/01/2017	200	200,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris Bank N.A.)(a)(b)	0.88%	09/01/2024	300	300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.76%	12/01/2046	4,935	4,935,000
				7,435,000

Indiana–10.10%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.79%	08/01/2028	2,125	2,125,000
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	08/01/2037	5,240	5,240,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.80%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	0.74%	07/01/2035	3,682	3,681,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	10/01/2019	500	500,000
				18,931,500

Louisiana–0.79%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.80%	07/01/2047	1,490	1,490,000

Massachusetts–1.85%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.85%	10/01/2038	1,650	1,650,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	1,800	1,814,630
				3,464,630

Michigan–0.39%
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.81%	03/01/2031	740	740,000

Minnesota–5.02%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.87%	10/15/2033	1,175	1,175,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.84%	01/01/2025	260	260,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.88%	11/15/2031	3,590	3,590,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.83%	11/01/2035	1,200	1,200,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.82%	10/01/2033	3,185	3,185,000
				9,410,000

Mississippi–1.63%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,700	1,700,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,350	1,350,000
				3,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–3.85%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.84%	11/01/2037	$565	$565,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	02/01/2031	5,695	5,695,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.89%	12/01/2019	960	960,000
				7,220,000

New Hampshire–1.14%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.80%	07/01/2038	2,130	2,130,000

New York–3.71%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA, N.A.)(a)(b)(c)	0.80%	11/01/2036	5,050	5,050,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.88%	11/01/2049	1,900	1,900,000
				6,950,000

North Carolina–0.93%
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	05/01/2036	1,735	1,735,000

Ohio–3.39%
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.77%	05/01/2026	6,356	6,356,000

Pennsylvania–3.69%
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	06/01/2037	705	705,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.80%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	10/15/2025	2,730	2,730,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	09/01/2028	686	686,000
				6,916,000

South Carolina–3.08%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.78%	11/01/2025	5,765	5,765,000

Texas–20.87%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.81%	08/01/2035	7,635	7,635,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	0.85%	11/01/2041	4,400	4,400,000
Houston (City of); Series 2017 G-2, Commercial Paper Notes	0.88%	10/11/2017	4,100	4,100,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.83%	10/01/2024	2,285	2,285,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	04/01/2026	1,715	1,715,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co. (The))(a)(b)	0.80%	11/15/2050	3,500	3,500,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,872,885
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.75%	08/01/2025	4,120	4,120,000
				39,112,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–4.37%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.77%	11/01/2024	$5,290	$5,290,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.84%	04/01/2042	2,900	2,900,000
				8,190,000

Virginia–1.39%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	0.79%	08/01/2037	2,500	2,500,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.83%	12/01/2019	100	100,000
				2,600,000

Washington–2.24%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	0.81%	09/01/2049	4,200	4,200,000

West Virginia–1.55%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.81%	01/01/2034	2,900	2,900,000

Wisconsin–2.27%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.85%	10/01/2042	4,265	4,265,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)–102.85% (Cost $192,786,015)				192,786,015
OTHER ASSETS LESS LIABILITIES–(2.85)%				(5,337,508)
NET ASSETS–100.00%				$187,448,507

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit

MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
SR.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.7%; other countries less than 5% each: 11.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $1,497,000, which represented less than 1% of the Fund’s Net Assets.
(e)	Also represents cost for federal income tax purposes.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Royal Bank of Canada	6.8%
Federal Home Loan Bank	5.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Assets and Liabilities

August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$285,454,625	$394,405,308	$8,352,420,228	$10,821,740,823	$1,361,585,446	$192,786,015
Repurchase agreements, at value and cost	37,979,281	34,000,000	17,059,753,249	18,637,115,333	—	—
Cash	—	—	94,420,441	94,999,673	896,193	—
Receivable for:
Investments sold	—	45,000	—	—	—	490,020
Interest	173,767	178,493	11,749,146	13,325,595	463,784	131,053
Fund expenses absorbed	—	—	211,762	57,650	16,388	14,389
Investment for trustee deferred compensation and retirement plans	3,638,934	1,021,952	2,208,111	1,003,702	129,682	370,683
Other assets	40,282	171,889	81,214	100,382	43,305	85,542
Total assets	327,286,889	429,822,642	25,520,844,151	29,568,343,158	1,363,134,798	193,877,702

Liabilities:
Payable for:
Investments purchased	—	—	164,404,393	314,278,058	14,945,675	5,872,885
Dividends	276,489	387,593	18,794,281	22,439,910	966,129	81,823
Accrued fees to affiliates	165,536	5,237	823,533	700,153	48,227	28,115
Accrued trustees’ and officer’s fees and benefits	3,517	3,493	44,297	48,346	5,280	3,316
Accrued operating expenses	46,904	42,026	444,412	110,355	37,407	30,078
Trustee deferred compensation and retirement plans	4,134,626	1,145,483	2,544,356	1,171,136	143,449	412,978
Total liabilities	4,627,072	1,583,832	187,055,272	338,747,958	16,146,167	6,429,195
Net assets applicable to shares outstanding	$322,659,817	$428,238,810	$25,333,788,879	$29,229,595,200	$1,346,988,631	$187,448,507

Net assets consist of:
Shares of beneficial interest	$322,503,176	$427,460,057	$25,333,609,855	$29,229,917,513	$1,347,073,382	$187,606,997
Undistributed net investment income	125,723	768,843	445,995	208,988	(12,543)	(104,955)
Undistributed net realized gain (loss)	—	371	(266,971)	(531,301)	(72,208)	(53,535)
Net unrealized appreciation	30,918	9,539	—	—	—	—
	$322,659,817	$428,238,810	$25,333,788,879	$29,229,595,200	$1,346,988,631	$187,448,507
Cost of Investments	$323,402,988	$428,395,769	$25,412,173,477	$29,458,856,156	$1,361,585,446	$192,786,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$296,174,321	$423,930,932	$22,803,973,038	$27,691,416,187	$1,306,370,262	$110,816,766
Private Investment Class	$6,982,006	$1,844,848	$574,807,664	$510,488,763	$3,223,981	$27,351,993
Personal Investment Class	$11,222	$610,629	$140,235,512	$21,129,031	$47,840	$2,006,095
Cash Management Class	$7,737,732	$1,148,091	$479,399,595	$169,027,032	$1,617,600	$27,616,253
Reserve Class	$944,472	$500,652	$250,727,901	$170,954,562	$35,624,693	$13,658,227
Resource Class	$1,326,988	$183,550	$476,818,226	$342,143,113	$94,179	$5,999,172
Corporate Class	$9,483,076	$20,108	$607,826,943	$324,436,512	$10,076	$1

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	296,102,352	423,925,317	22,803,135,981	27,691,615,090	1,306,397,259	110,799,256
Private Investment Class	6,980,431	1,844,823	574,788,954	510,492,338	3,224,048	27,347,499
Personal Investment Class	11,220	610,621	140,230,129	21,129,180	47,841	2,005,772
Cash Management Class	7,735,988	1,148,076	479,382,074	169,028,273	1,617,634	27,611,796
Reserve Class	944,255	500,645	250,718,593	170,955,789	35,625,414	13,656,022
Resource Class	1,326,687	183,548	476,800,051	342,145,363	94,182	5,998,206
Corporate Class	9,480,941	20,108	607,804,903	324,438,189	10,077	1
Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$6,810,832	$4,266,474	$156,973,970	$178,175,877	$7,892,025	$1,517,743

Expenses:
Advisory fees	1,481,376	804,864	33,720,107	24,298,014	1,561,957	399,149
Administrative services fees	553,420	314,385	7,898,423	8,498,345	659,087	109,872
Custodian fees	265	12,373	505,956	335,169	14,323	4,867
Distribution fees:
Private Investment Class	101,329	20,872	1,616,147	1,430,267	6,294	56,606
Personal Investment Class	9,280	71,919	705,239	92,539	3,592	11,376
Cash Management Class	28,064	14,645	313,732	115,650	1,621	27,385
Reserve Class	49,635	22,386	1,424,011	2,875,773	518,893	190,218
Resource Class	3,024	4,468	725,807	538,459	305	5,029
Corporate Class	7,998	5	249,266	81,215	85	6
Transfer agent fees	88,883	48,292	2,023,206	1,951,916	106,826	17,962
Trustees’ and officers’ fees and benefits	60,794	30,956	378,435	357,259	36,341	31,296
Registration and filing fees	101,526	107,702	143,043	247,284	86,196	90,518
Reports to shareholders	38,010	20,838	92,147	86,383	12,730	15,745
Professional services fees	40,729	49,695	216,492	176,385	52,162	39,744
Other	187,157	67,781	381,492	213,596	44,307	30,818
Total expenses	2,751,490	1,591,181	50,393,503	41,298,254	3,104,719	1,030,591
Less: Fees waived	(811,954)	(560,705)	(6,345,738)	(2,129,103)	(838,375)	(491,046)
Net expenses	1,939,536	1,030,476	44,047,765	39,169,151	2,266,344	539,545
Net investment income	4,871,296	3,235,998	112,926,205	139,006,726	5,625,681	978,198

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	284,449	371	39,369	(531,300)	(69,048)	(14,722)
Change in net unrealized appreciation of investment securities	30,918	9,539	—	—	—	—
Net increase in net assets resulting from operations	$5,186,663	$3,245,908	$112,965,574	$138,475,426	$5,556,633	$963,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2017 and 2016

	Liquid Assets Portfolio		STIC Prime Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$4,871,296	$65,311,251	$3,235,998	$6,158,242
Net realized gain	284,449	647,321	371	1,377
Change in net unrealized appreciation	30,918	—	9,539	—
Net increase in net assets resulting from operations	5,186,663	65,958,572	3,245,908	6,159,619

Distributions to shareholders from net investment income:
Institutional Class	(4,489,048)	(59,772,506)	(3,118,898)	(4,848,718)
Private Investment Class	(84,531)	(183,013)	(18,217)	(213,182)
Personal Investment Class	(1,713)	(40,091)	(26,443)	(164,965)
Cash Management Class	(138,836)	(660,627)	(59,666)	(649,934)
Reserve Class	(6,618)	(87,134)	(5,654)	(53,243)
Resource Class	(8,281)	(15,089)	(6,995)	(32,359)
Corporate Class	(142,269)	(4,552,791)	(125)	(195,841)
Total distributions from net investment income	(4,871,296)	(65,311,251)	(3,235,998)	(6,158,242)

Distributions to shareholders from net realized gains:
Institutional Class	(2,877,921)	—	—	—
Private Investment Class	(90,311)	—	—	—
Personal Investment Class	(5,195)	—	—	—
Cash Management Class	(133,371)	—	—	—
Reserve Class	(25,060)	—	—	—
Resource Class	(1,213)	—	—	—
Corporate Class	(67,014)	—	—	—
Total distributions from net realized gains	(3,200,085)	—	—	—

Share transactions–net:
Institutional Class	(10,122,727,290)	(5,553,230,110)	(1,183,946,896)	(156,797,441)
Private Investment Class	(234,302,026)	(42,171,998)	(139,216,079)	(21,155,334)
Personal Investment Class	(29,230,918)	(86,151,515)	(116,863,502)	(98,600)
Cash Management Class	(242,827,588)	(207,380,539)	(166,722,672)	(315,722,141)
Reserve Class	(99,217,916)	(56,031,914)	(20,973,659)	(28,926,016)
Resource Class	(5,919,518)	(65,429,204)	(16,683,703)	(2,843,872)
Corporate Class	(160,159,887)	(884,537,893)	11,449	(77,034,376)
Net increase (decrease) in net assets resulting from share transactions	(10,894,385,143)	(6,894,933,173)	(1,644,395,062)	(602,577,780)
Net increase (decrease) in net assets	(10,897,269,861)	(6,894,285,852)	(1,644,385,152)	(602,576,403)

Net assets:
Beginning of year	11,219,929,678	18,114,215,530	2,072,623,962	2,675,200,365
End of year*	$322,659,817	$11,219,929,678	$428,238,810	$2,072,623,962
* Includes accumulated undistributed net investment income	$125,723	$2,544,735	$768,843	$873,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the years ended August 31, 2017 and 2016

	Treasury Portfolio		Government & Agency Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$112,926,205	$20,948,253	$139,006,726	$10,802,684
Net realized gain (loss)	39,369	223,426	(531,300)	118,647
Net increase in net assets resulting from operations	112,965,574	21,171,679	138,475,426	10,921,331

Distributions to shareholders from net investment income:
Institutional Class	(103,892,394)	(15,100,629)	(133,552,021)	(8,855,873)
Private Investment Class	(1,423,813)	(334,722)	(1,460,534)	(403,391)
Personal Investment Class	(253,848)	(86,109)	(41,168)	(10,692)
Cash Management Class	(1,754,490)	(3,039,766)	(705,201)	(218,373)
Reserve Class	(324,958)	(62,197)	(661,922)	(263,352)
Resource Class	(1,659,524)	(274,847)	(1,330,994)	(73,436)
Corporate Class	(3,617,178)	(2,049,983)	(1,254,886)	(977,567)
Total distributions from net investment income	(112,926,205)	(20,948,253)	(139,006,726)	(10,802,684)

Share transactions–net:
Institutional Class	2,935,444,591	12,017,922,118	16,975,145,658	6,496,754,225
Private Investment Class	14,784,721	98,893,095	169,627,850	(81,684,720)
Personal Investment Class	17,413,815	(39,231,210)	13,622,071	(29,659,491)
Cash Management Class	75,974,874	(4,900,693,362)	18,926,896	(72,740,853)
Reserve Class	91,599,025	123,516,873	(144,921,764)	8,359,709
Resource Class	(6,111,394)	158,444,863	246,458,843	(2,217,786)
Corporate Class	(565,402,977)	(597,367,186)	8,002,319	(314,733,978)
Net increase in net assets resulting from share transactions	2,563,702,655	6,861,485,191	17,286,861,873	6,004,077,106
Net increase in net assets	2,563,742,024	6,861,708,617	17,286,330,573	6,004,195,753

Net assets:
Beginning of year	22,770,046,855	15,908,338,238	11,943,264,627	5,939,068,874
End of year*	$25,333,788,879	$22,770,046,855	$29,229,595,200	$11,943,264,627
* Includes accumulated undistributed net investment income	$445,995	$(21,274)	$208,988	$90,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the years ended August 31, 2017 and 2016

	Treasury Obligations Portfolio		Tax-Free Cash Reserve Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$5,625,681	$188,034	$978,198	$702,207
Net realized gain (loss)	(69,048)	15,288	(14,722)	5,988
Net increase in net assets resulting from operations	5,556,633	203,322	963,476	708,195

Distributions to shareholders from net investment income:
Institutional Class	(5,499,185)	(78,969)	(638,667)	(628,540)
Private Investment Class	(6,562)	(5,685)	(82,433)	(18,929)
Personal Investment Class	(821)	(2,859)	(6,683)	(1,951)
Cash Management Class	(6,763)	(43,887)	(164,964)	(33,087)
Reserve Class	(111,357)	(51,534)	(71,643)	(16,951)
Resource Class	(601)	(2,214)	(13,707)	(1,923)
Corporate Class	(392)	(2,886)	(101)	(826)
Total distributions from net investment income	(5,625,681)	(188,034)	(978,198)	(702,207)

Share transactions–net:
Institutional Class	1,185,273,759	15,581,368	(339,954,549)	(5,243,578)
Private Investment Class	(2,936,998)	177,746	2,881,656	(6,001,459)
Personal Investment Class	(2,559,557)	652,387	(390,938)	(1,226,815)
Cash Management Class	(29,769,108)	(13,633,574)	(3,056,555)	(20,346,066)
Reserve Class	(1,007,763)	30,758,077	(7,877,273)	(239,848)
Resource Class	(99,477)	(2,177,935)	3,587,633	(2,115,602)
Corporate Class	(2,933,744)	(25,066,209)	(32,063)	(26,445,210)
Net increase (decrease) in net assets resulting from share transactions	1,145,967,112	6,291,860	(344,842,089)	(61,618,578)
Net increase (decrease) in net assets	1,145,898,064	6,307,148	(344,856,811)	(61,612,590)

Net assets:
Beginning of year	201,090,567	194,783,419	532,305,318	593,917,908
End of year*	$1,346,988,631	$201,090,567	$187,448,507	$532,305,318
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

August 31, 2017

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Liquid Assets Portfolio and STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Liquid Assets Portfolio and STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

33                         Short-Term Investments Trust

Liquid Assets Portfolio determines its NAV per share multiple times per day.

Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Liquid Asset Portfolio’s and STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay in-kind income received in the form of securities in-lieu of cash is recorded as interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

34                         Short-Term Investments Trust

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and

35                         Short-Term Investments Trust

Invesco Canada Ltd. and, for Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended August 31, 2017, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Treasury Obligations Portfolio	0.13%
Tax-Free Cash Reserve Portfolio	0.20%

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$775,879	$—
STIC Prime Portfolio	491,412	—
Treasury Portfolio	4,848,110	—
Government & Agency Portfolio	—	—
Treasury Obligations Portfolio	435,239	8,169
Tax-Free Cash Reserve Portfolio	331,840	—

Voluntary fee waivers for the year ended August 31, 2017 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$2,312	$3,844	$0	$29,919	N/A	N/A
STIC Prime Portfolio	6,443	46,176	N/A	16,632	$42	N/A
Treasury Portfolio	268,452	295,938	N/A	902,854	30,384	N/A
Government & Agency Portfolio	205,332	34,736	N/A	1,882,669	6,366	N/A
Treasury Obligations Portfolio	2,319	3,165	514	388,874	76	$19
Tax-Free Cash Reserve Portfolio	10,328	6,440	1,247	140,793	398	N/A

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

36                         Short-Term Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively. The fees are accrued daily and paid monthly.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$516,193,208	$569,241,840	$0
STIC Prime Portfolio	235,118,755	240,049,293	0
Tax-Free Cash Reserve Portfolio	401,997,329	604,685,560	0

37                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2017 and 2016:

	2017	2016
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$8,071,381	$65,311,251
STIC Prime Portfolio	3,235,998	6,158,242
Treasury Portfolio	112,926,205	20,948,253
Government & Agency Portfolio	139,006,726	10,802,684
Treasury Obligations Portfolio	5,625,681	188,034
Tax-Free Cash Reserve Portfolio	978,198	702,207

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation) — Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$4,064,761	$30,918	$(3,939,038)	$—	$322,503,176	$322,659,817
STIC Prime Portfolio	1,856,602	9,539	(1,087,388)	—	427,460,057	428,238,810
Treasury Portfolio	2,873,233	—	(2,427,237)	(266,972)	25,333,609,855	25,333,788,879
Government & Agency Portfolio	1,327,059	—	(1,118,072)	(531,300)	29,229,917,513	29,229,595,200
Treasury Obligations Portfolio	122,962	(10,673)	(135,505)	(61,535)	1,347,073,382	1,346,988,631
Tax-Free Cash Reserve Portfolio	286,736	—	(391,691)	(53,535)	187,606,997	187,448,507

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

38                         Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2017 which expires as follows:

	Short-Term		Not Subject to Expiration	Total*
Fund	2018	2019
Liquid Assets Portfolio	$—	$—	$—	$—
STIC Prime Portfolio	—	—	—	—
Treasury Portfolio	—	—	266,972	266,972
Government & Agency Portfolio	—	—	531,300	531,300
Treasury Obligations Portfolio	—	—	61,535	61,535
Tax-Free Cash Reserve Portfolio	8,740	30,074	14,721	53,535

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2017
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Obligations Portfolio	$1,361,596,119	$—	$(10,673)	$(10,673)

*	For Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2017 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$(2,419,012)	$2,268,315	$150,697
STIC Prime Portfolio	(104,335)	(1,377)	105,712
Treasury Portfolio	467,269	(467,269)	—
Government & Agency Portfolio	118,648	(118,648)	—
Treasury Obligations Portfolio	—	(3)	3
Tax-Free Cash Reserve Portfolio	—	—	—

39                         Short-Term Investments Trust

NOTE 10—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,846,205,589	$8,846,379,006	206,922,537,697	$206,922,537,697
Private Investment Class	73,675,959	73,675,968	1,086,367,896	1,086,367,896
Personal Investment Class	8,382,621	8,382,870	147,332,561	147,332,561
Cash Management Class	352,257,569	352,272,331	3,527,556,735	3,527,556,735
Reserve Class	3,766,999	3,767,196	312,834,642	312,834,642
Resource Class	132,559	132,558	54,658,208	54,658,208
Corporate Class	244,330,733	244,348,194	12,789,032,744	12,789,032,744

Issued as reinvestment of dividends:
Institutional Class	4,398,518	4,398,873	16,030,218	16,030,218
Private Investment Class	43,468	43,475	51,160	51,160
Personal Investment Class	1,713	1,713	33,213	33,213
Cash Management Class	93,656	93,666	325,885	325,885
Reserve Class	6,617	6,618	78,372	78,372
Resource Class	8,279	8,281	14,018	14,018
Corporate Class	142,251	142,269	699,998	699,998

Reacquired:
Institutional Class	(18,973,148,113)	(18,973,505,169)	(212,491,798,025)	(212,491,798,025)
Private Investment Class	(308,001,404)	(308,021,469)	(1,128,591,054)	(1,128,591,054)
Personal Investment Class	(37,614,403)	(37,615,501)	(233,517,289)	(233,517,289)
Cash Management Class	(595,177,024)	(595,193,585)	(3,735,263,159)	(3,735,263,159)
Reserve Class	(102,991,361)	(102,991,730)	(368,944,928)	(368,944,928)
Resource Class	(6,060,265)	(6,060,357)	(120,101,430)	(120,101,430)
Corporate Class	(404,609,206)	(404,650,350)	(13,674,270,635)	(13,674,270,635)
Net increase (decrease) in share activity	(10,894,155,245)	$(10,894,385,143)	(6,894,933,173)	$(6,894,933,173)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

40                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,181,673,896	$1,181,705,357	4,966,861,188	$4,966,861,188
Private Investment Class	32,477,987	32,477,991	1,446,777,172	1,446,777,172
Personal Investment Class	118,187,308	118,187,309	677,491,586	677,491,586
Cash Management Class	132,025,201	132,025,203	2,194,654,168	2,194,654,168
Reserve Class	12,104,481	12,104,533	400,019,801	400,019,801
Resource Class	54,163,813	54,163,819	96,121,190	96,121,190
Corporate Class	23,501	23,503	518,160,731	518,160,731

Issued as reinvestment of dividends:
Institutional Class	1,319,248	1,319,283	1,393,044	1,393,044
Private Investment Class	12,756	12,757	78,349	78,349
Personal Investment Class	16,252	16,252	70,680	70,680
Cash Management Class	59,666	59,666	217,106	217,106
Reserve Class	5,653	5,654	50,303	50,303
Resource Class	6,994	6,995	25,322	25,322
Corporate Class	126	125	148,537	148,537

Reacquired:
Institutional Class	(2,366,923,911)	(2,366,971,536)	(5,125,051,673)	(5,125,051,673)
Private Investment Class	(171,705,890)	(171,706,827)	(1,468,010,855)	(1,468,010,855)
Personal Investment Class	(235,067,018)	(235,067,063)	(677,660,866)	(677,660,866)
Cash Management Class	(298,807,504)	(298,807,541)	(2,510,593,415)	(2,510,593,415)
Reserve Class	(33,083,675)	(33,083,846)	(428,996,120)	(428,996,120)
Resource Class	(70,853,614)	(70,854,517)	(98,990,384)	(98,990,384)
Corporate Class	(12,179)	(12,179)	(595,343,644)	(595,343,644)
Net increase (decrease) in share activity	(1,644,376,909)	$(1,644,395,062)	(602,577,780)	$(602,577,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

41                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	104,978,321,526	$104,978,321,526	37,473,899,000	$37,473,899,000
Private Investment Class	1,389,145,628	1,389,145,628	1,884,005,414	1,884,005,414
Personal Investment Class	959,511,379	959,511,379	980,594,144	980,594,144
Cash Management Class	2,685,419,118	2,685,419,118	14,484,295,170	14,484,295,170
Reserve Class	386,663,928	386,663,928	316,250,840	316,250,840
Resource Class	575,122,878	575,122,878	575,238,582	575,238,582
Corporate Class	9,826,990,863	9,826,990,863	20,782,139,048	20,782,139,048

Issued as reinvestment of dividends:
Institutional Class	16,234,515	16,234,515	5,368,737	5,368,737
Private Investment Class	249,491	249,491	43,130	43,130
Personal Investment Class	202,723	202,723	76,479	76,479
Cash Management Class	1,178,232	1,178,232	266,775	266,775
Reserve Class	254,629	254,629	50,478	50,478
Resource Class	346,994	346,994	52,190	52,190
Corporate Class	2,990,987	2,990,987	1,013,151	1,013,151

Reacquired:
Institutional Class	(102,059,111,450)	(102,059,111,450)	(25,461,345,619)	(25,461,345,619)
Private Investment Class	(1,374,610,398)	(1,374,610,398)	(1,785,155,449)	(1,785,155,449)
Personal Investment Class	(942,300,287)	(942,300,287)	(1,019,901,833)	(1,019,901,833)
Cash Management Class	(2,610,622,476)	(2,610,622,476)	(19,385,255,307)	(19,385,255,307)
Reserve Class	(295,319,532)	(295,319,532)	(192,784,445)	(192,784,445)
Resource Class	(581,581,266)	(581,581,266)	(416,845,909)	(416,845,909)
Corporate Class	(10,395,384,827)	(10,395,384,827)	(21,380,519,385)	(21,380,519,385)
Net increase in share activity	2,563,702,655	$2,563,702,655	6,861,485,191	$6,861,485,191

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	208,396,167,421	$208,396,167,421	54,569,434,166	$54,569,434,166
Private Investment Class	1,423,015,874	1,423,015,874	1,458,232,071	1,458,232,071
Personal Investment Class	72,491,907	72,491,907	71,882,635	71,882,635
Cash Management Class	936,923,184	936,923,184	2,062,748,073	2,062,748,073
Reserve Class	850,197,770	850,197,770	713,745,281	713,745,281
Resource Class	2,809,077,121	2,809,077,121	678,959,358	678,959,358
Corporate Class	4,691,887,919	4,691,887,919	3,670,809,701	3,670,809,701

Issued as reinvestment of dividends:
Institutional Class	19,317,518	19,317,518	1,972,829	1,972,829
Private Investment Class	318,477	318,477	116,496	116,496
Personal Investment Class	12,576	12,576	—	—
Cash Management Class	418,891	418,891	59,978	59,978
Reserve Class	513,904	513,904	149,381	149,381
Resource Class	796,073	796,073	16,833	16,833
Corporate Class	795,308	795,308	458,600	458,600

Reacquired:
Institutional Class	(191,440,339,281)	(191,440,339,281)	(48,074,652,770)	(48,074,652,770)
Private Investment Class	(1,253,706,501)	(1,253,706,501)	(1,540,033,287)	(1,540,033,287)
Personal Investment Class	(58,882,412)	(58,882,412)	(101,542,126)	(101,542,126)
Cash Management Class	(918,415,179)	(918,415,179)	(2,135,548,904)	(2,135,548,904)
Reserve Class	(995,633,438)	(995,633,438)	(705,534,953)	(705,534,953)
Resource Class	(2,563,414,351)	(2,563,414,351)	(681,193,977)	(681,193,977)
Corporate Class	(4,684,680,908)	(4,684,680,908)	(3,986,002,279)	(3,986,002,279)
Net increase in share activity	17,286,861,873	$17,286,861,873	6,004,077,106	$6,004,077,106

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Obligations Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,882,109,152	$1,882,109,152	475,968,821	$475,968,821
Private Investment Class	10,041,615	10,041,615	9,868,856	9,868,856
Personal Investment Class	2,009,181	2,009,181	11,195,355	11,195,355
Cash Management Class	7,657	7,657	37,314,802	37,314,802
Reserve Class	140,006,781	140,006,781	142,035,205	142,035,205
Resource Class	94,706	94,706	196	196
Corporate Class	659,929	659,929	14,372,709	14,372,709

Issued as reinvestment of dividends:
Institutional Class	116,704	116,704	43,479	43,479
Private Investment Class	4,830	4,830	2,495	2,495
Cash Management Class	6,763	6,763	42,181	42,181
Reserve Class	89,662	89,662	48,377	48,377
Resource Class	—	—	2,027	2,027
Corporate Class	299	299	3,097	3,097

Reacquired:
Institutional Class	(696,952,097)	(696,952,097)	(460,430,932)	(460,430,932)
Private Investment Class	(12,983,443)	(12,983,443)	(9,693,605)	(9,693,605)
Personal Investment Class	(4,568,738)	(4,568,738)	(10,542,968)	(10,542,968)
Cash Management Class	(29,783,528)	(29,783,528)	(50,990,557)	(50,990,557)
Reserve Class	(141,104,206)	(141,104,206)	(111,325,505)	(111,325,505)
Resource Class	(194,183)	(194,183)	(2,180,158)	(2,180,158)
Corporate Class	(3,593,972)	(3,593,972)	(39,442,015)	(39,442,015)
Net increase in share activity	1,145,967,112	$1,145,967,112	6,291,860	$6,291,860

(a)	88% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	216,245,353	$216,245,353	1,024,153,591	$1,024,153,591
Private Investment Class	49,632,970	49,632,970	41,102,729	41,102,729
Personal Investment Class	2,005,100	2,005,100	2,880,498	2,880,498
Cash Management Class	45,537,104	45,537,104	51,239,007	51,239,007
Reserve Class	111,932,405	111,932,405	53,662,145	53,662,145
Resource Class	4,058,371	4,058,371	80,556	80,556
Corporate Class	32,101	32,101	1,175,406	1,175,406

Issued as reinvestment of dividends:
Institutional Class	221,692	221,692	70,780	70,780
Private Investment Class	68,844	68,844	15,014	15,014
Personal Investment Class	5,772	5,772	11	11
Cash Management Class	134,904	134,904	13,782	13,782
Reserve Class	64,807	64,807	14,449	14,449
Resource Class	11,483	11,483	1,634	1,634
Corporate Class	97	97	1,040	1,040

Reacquired:
Institutional Class	(556,421,594)	(556,421,594)	(1,029,467,949)	(1,029,467,949)
Private Investment Class	(46,820,158)	(46,820,158)	(47,119,202)	(47,119,202)
Personal Investment Class	(2,401,810)	(2,401,810)	(4,107,324)	(4,107,324)
Cash Management Class	(48,728,563)	(48,728,563)	(71,598,855)	(71,598,855)
Reserve Class	(119,874,485)	(119,874,485)	(53,916,442)	(53,916,442)
Resource Class	(482,221)	(482,221)	(2,197,792)	(2,197,792)
Corporate Class	(64,261)	(64,261)	(27,621,656)	(27,621,656)
Net increase (decrease) in share activity	(344,842,089)	$(344,842,089)	(61,618,578)	$(61,618,578)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/17	$1.00	$0.0016	$0.0015	$0.0031	$(0.0024)	$(0.0005)	$(0.0029)	$1.0002	0.30%	$944	0.53	%(c)	1.13	%(c)	0.16	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	100,187	0.41		1.16		0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	156,216	0.21		1.17		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,015	0.19		1.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	175,832	0.24		1.17		0.02
STIC Prime Portfolio
Year ended 08/31/17	1.00	0.0040	(0.0008)	0.0032	(0.0032)	—	(0.0032)	1.0000	0.32	501	0.40	(c)	1.14	(c)	0.40	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	21,474	0.25		1.19		0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	50,400	0.07		1.19		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	15,631	0.06		1.19		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	16,254	0.12		1.19		0.07
Treasury Portfolio
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.20	250,728	0.50	(c)	1.07	(c)	0.20	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	159,126	0.27		1.14		0.04
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	35,604	0.06		1.17		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	187,372	0.04		1.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	106,232	0.09		1.18		0.02
Government & Agency Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.23	170,955	0.45	(c)	1.02	(c)	0.28	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	315,886	0.23		1.12		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	307,529	0.08		1.13		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	311,117	0.06		1.13		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	289,171	0.11		1.14		0.02
Treasury Obligations Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.21	35,625	0.40	(c)	1.09	(c)	0.26	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	36,641	0.18		1.34		0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	5,876	0.00		1.33		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	704	0.02		1.29		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,296	0.06		1.20		0.03
Tax-Free Cash Reserve Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.33	13,658	0.43	(c)	1.24	(c)	0.33	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	21,535	0.15		1.29		0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	21,775	0.03		1.31		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	27,640	0.04		1.30		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	32,804	0.10		1.30		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $5,705, $2,573, $163,679, $330,549, $59,643 and $21,864 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

46                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Reserve Class

Shareholders of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Houston, Texas

October 30, 2017

47                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Reserve Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,001.70	$4.24	$1,020.97	$4.28	0.84%
STIC Prime Portfolio	1,000.00	1,002.20	3.38	1,021.83	3.41	0.67
Treasury Portfolio	1,000.00	1,001.50	3.08	1,022.13	3.11	0.61
Government & Agency Portfolio	1,000.00	1,001.70	2.88	1,022.33	2.91	0.57
Treasury Obligations Portfolio	1,000.00	1,001.60	2.62	1,022.58	2.65	0.52
Tax-Free Cash Reserve Portfolio	1,000.00	1,001.70	2.42	1,022.79	2.45	0.48

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2017, through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

48                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Treasury Obligations Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio only a separate Sub-Advisory Contract with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

49                         Short-Term Investments Trust

STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s investment performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco

Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

50                         Short-Term Investments Trust

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was above the rate of one such mutual. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

51                         Short-Term Investments Trust

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

Treasury Obligations Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Treasury Obligations Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Fund and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

52                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2017:

Federal and State Income Tax
	Long Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	$—	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	—	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	—	0.00%	0.00%	44.88%	0.00%
Government & Agency Portfolio	—	0.00%	0.00%	6.66%	0.00%
Treasury Obligations Portfolio	—	0.00%	0.00%	99.60%	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$931,771	0.00%
STIC Prime Portfolio	1,377	0.00%
Treasury Portfolio	467,269	100.00%
Government & Agency Portfolio	118,648	100.00%
Treasury Obligations Portfolio	—	100.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

53                         Short-Term Investments Trust

Proxy Results

Government & Agency Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Obligations Portfolio

Treasury Portfolio

Special Joint Meetings (“Meetings”) of Shareholders of Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Tax-Free Cash Reserve Portfolio, Treasury Obligations Portfolio, and Treasury Portfolio, all investment portfolios of Short-Term Investments Trust (“STIT”) a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting on March 9, 2017 was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restrictions regarding the purchase or sale of physical commodities.

4(a)	For all Portfolios other than Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	For all Portfolios other than Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

With respect to Proposals 3, 4(a) — 4(b) above, the meetings for Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio was adjourned until April 11, 2017. The results of the voting on all other above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			22,218,115,143	211,380,023
	James T. Bunch			22,218,115,143	211,380,023
	Bruce L. Crockett			22,218,115,143	211,380,023
	Jack M. Fields			22,249,047,298	180,447,868
	Martin L. Flanagan			22,249,047,298	180,447,868
	Cynthia Hostetler			22,249,047,298	180,447,868
	Dr. Eli Jones			22,249,047,298	180,447,868
	Dr. Prema Mathai-Davis			22,249,047,298	180,447,868
	Teresa M. Ressel			22,249,047,298	180,447,868
	Dr. Larry Soll			22,218,115,143	211,380,023
	Ann Barnett Stern			22,249,047,298	180,447,868
	Raymond Stickel, Jr.			22,100,178,935	329,316,231
	Philip A. Taylor			22,249,047,298	180,447,868
	Robert C. Troccoli			22,218,115,143	211,380,023
	Christopher L. Wilson			22,249,047,298	180,447,868

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	18,725,408,595	436,465,676	282,179,620	2,985,441,275
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Government & Agency Portfolio	9,825,945,569	663,837,440	48,700,782	1,316,398,671
	Tax-Free Cash Reserve Portfolio	116,476,661	3,307,934	393,005	27,739,348
	Treasury Obligations Portfolio	1,255,028,261	13,180,474	0	7,462,753
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Government & Agency Portfolio	10,433,817,634	56,650,083	48,016,076	1,316,398,669
	Tax-Free Cash Reserve Portfolio	119,514,268	463,332	200,000	27,739,348
	Treasury Obligations Portfolio	1,256,992,747	11,215,988	0	7,462,753
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Government & Agency Portfolio	10,438,275,881	55,008,296	45,199,613	1,316,398,672
	Tax-Free Cash Reserve Portfolio	119,238,866	738,734	200,000	27,739,348
	Treasury Obligations Portfolio	1,256,992,747	11,215,988	0	7,462,753

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust (“STIT”).

54                         Short-Term Investments Trust

Proxy Results—(continued)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

The Meeting on March 9, 2107 was adjourned until April 11, 2017 with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Liquid Assets Portfolio did not receive sufficient shareholder votes to achieve quorum and STIC Prime Portfolio and Treasury Portfolio did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) — 4(b). As a result, Proposals 3 and 4(a) — 4(b) have failed to pass.

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Liquid Assets Portfolio	47,595,663	461,265	2,374,216	31,231,209
	STIC Prime Portfolio	82,840,449	127,365,576	21,897,153	4,633,127
	Treasury Portfolio	7,565,822,794	336,716,255	210,176,607	1,541,710,819
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Liquid Assets Portfolio	48,000,135	55,649	2,375,360	31,231,209
	STIC Prime Portfolio	209,868,167	113,257	246,498	4,633,127
	Treasury Portfolio	7,798,916,493	73,232,095	240,567,070	1,541,710,817
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Liquid Assets Portfolio	48,000,135	55,649	2,375,360	31,231,209
	STIC Prime Portfolio	209,796,651	184,773	246,498	4,633,127
	Treasury Portfolio	7,774,612,335	93,885,021	244,218,303	1,541,710,816

55                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			144	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management).

Formerly: Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	144	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	144	Board member of the Illinois Manufacturers’ Association
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society; Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	144	Trustee, Evans Scholarship Foundation
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	144	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	144	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury; Chief Compliance Officer, Kaiser Permanente; Program Manager, Hewlett-Packard; Nuclear Engineering, General Dynamics Corporation	144	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	144	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	144	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	144	None
Christopher L. Wilson — 1957 Trustee	2017	Managing Partner, CT2, LLC (investing and consulting firm) Formerly: President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	144	TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); ISO New England, Inc. (non-profit organization managing regional electricity market)

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Manager and Secretary, Invesco Indexing LLC

Formerly: Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch.

This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 Invesco Distributors, Inc. CM-STIT-AR-7	10122017 0926

Annual Report to Shareholders	August 31, 2017

Resource Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Treasury Obligations Portfolio
Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
5	Fund Objectives and Strategies
6	Fund Composition by Maturity
8	Schedules of Investments
28	Financial Statements
33	Notes to Financial Statements
46	Financial Highlights
47	Auditor’s Report
48	Fund Expenses
49	Approval of Investment Advisory and Sub-Advisory Contracts
53	Tax Information
54	Proxy Results
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Letters to Shareholders

Philip Taylor

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2017. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued at a slightly higher pace than the prior fiscal year. The US economy continued to add jobs, keeping the unemployment rate near 4.5% while inflation remained subdued.[1] Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 0.25% to 0.50% at the start of the reporting period to a range of 1.00% to 1.25% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2016, and in March and June 2017.[2] The three quarter-point increases marked just the second, third and fourth rate hikes over the last decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slower global growth, sub-optimal inflation, and the lingering impact of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 12-month US Treasury bill yielded 1.23% on August 31, 2017, up 62 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 48 basis points to 1.32% over the reporting period.3 While the Fed may raise the federal funds target rate again, they may do so at a slower pace than investors have seen over the last fiscal year.

US money market fund reform

The money market fund industry in the US followed through with plans to adopt new money market fund regulations announced in July of 2014. Those regulations were fully implemented on October 14, 2016. Invesco thoughtfully evaluated the impact of money market reform and the impact this reform would have on our investors and our product line. We will continue to keep you and all our valued money market fund investors informed about any further regulatory changes through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1  Source: Bureau of Labor Statistics

2  Source: US Federal Reserve

3  Source: Bloomberg

2	Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3	Short-Term Investments Trust

Fund Data

Resource Class data as of 8/31/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets[1]	3 - 40 days	33 days	47 days	$1.3 million
STIC Prime[1]	3 - 19 days	17 days	17 days	183.6 thousand
Treasury[2]	12 - 54 days	19 days	97 days	476.8 million
Government & Agency[2]	17 - 50 days	17 days	108 days	342.1 million
Treasury Obligations[2]	15 - 58 days	43 days	117 days	94.2 thousand
Tax-Free Cash Reserve[3]	7 - 21 days	21 days	21 days	6.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

4	Short-Term Investments Trust

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Treasury Obligations Portfolio

Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/17
	Liquid Assets Portfolio 1-6, 9-10, 12-14	STIC Prime Portfolio 1-6, 9-10, 12-14	Treasury Portfolio 2, 4-5, 7, 11-12, 14	Government & Agency Portfolio 2, 4-5, 7, 11-12, 14	Treasury Obligations Portfolio 2, 4-5, 7, 12, 14	Tax-Free Cash Reserve Portfolio 2-5, 8-9,13-14
1 - 7	48.4%	47.4%	63.2%	61.3%	14.0%	92.7%
8 - 30	7.9	27.6	5.1	1.3	30.1	0.0
31 - 60	15.0	25.0	2.0	3.1	3.4	3.3
61 - 90	9.1	0.0	2.1	0.5	17.6	0.0
91 - 180	15.7	0.0	11.8	8.7	18.7	0.0
181+	3.9	0.0	15.8	25.1	16.2	4.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
5	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
6	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.

6	Short-Term Investments Trust

7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return. While the Board of Trustees may elect to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

7	Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–42.61%
ABN AMRO Bank N.V.(a)	1.39%	11/21/2017	$5,000	$4,985,385
Australia & New Zealand Banking Group Ltd.(a)	1.08%	09/01/2017	14,000	14,000,000
Banco del Estado de Chile(a)	1.31%	10/12/2017	5,000	5,000,331
Bank of America, N.A.	1.40%	02/16/2018	5,000	5,002,852
China Construction Bank Corp.(a)	1.50%	09/25/2017	5,000	5,000,068
China Construction Bank Corp.(a)	1.50%	09/01/2017	2,000	2,000,005
Credit Agricole Corporate & Investment Bank(a)	1.06%	09/01/2017	14,500	14,500,000
DNB Bank ASA(a)	1.07%	09/01/2017	14,500	14,500,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.08%	09/01/2017	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 mo. USD LIBOR + 0.42%)(a)(b)	1.73%	10/25/2017	8,000	8,006,173
KBC Bank N.V. (Belgium)(a)	1.37%	10/30/2017	3,000	2,993,220
KBC Bank N.V. (Belgium)(a)	1.40%	11/24/2017	2,500	2,491,828
Mizuho Bank, Ltd.(a)	1.17%	09/01/2017	14,000	14,000,000
Oversea-Chinese Banking Corp. Ltd.(a)	1.30%	10/02/2017	5,000	5,000,183
Oversea-Chinese Banking Corp. Ltd.(a)	1.32%	11/14/2017	5,000	5,000,200
Sumitomo Mitsui Trust Bank Ltd.(a)	1.18%	09/05/2017	8,000	8,000,009
Swedbank AB(a)	1.07%	09/01/2017	14,000	14,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.54%)(b)	1.77%	01/19/2018	5,000	5,008,579
Westpac Banking Corp. (1 mo. USD LIBOR + 0.50%)(a)(b)	1.73%	01/05/2018	4,000	4,005,692
Total Certificates of Deposit (Cost $137,469,470)				137,494,525

Commercial Paper–36.65%(c)
Asset-Backed Securities — Consumer Receivables–1.55%
Old Line Funding, LLC(d)	1.36%	11/01/2017	5,000	4,988,909

Asset-Backed Securities — Fully Supported–3.09%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	1.29%	10/13/2017	5,000	4,992,606
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(d)	1.33%	12/01/2017	3,000	2,989,980
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.24%)(a)(b)(d)	1.47%	11/20/2017	2,000	2,000,922
				9,983,508

Asset-Backed Securities — Fully Supported Bank–9.28%
Anglesea Funding LLC (Multi–CEP’s)(a)(d)	1.30%	09/21/2017	8,000	7,994,330
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(b)	1.45%	04/03/2018	5,000	5,000,584
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.30%	10/02/2017	4,000	3,995,563
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(d)	1.31%	11/15/2017	5,000	4,986,151
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(a)(d)	1.49%	02/12/2018	5,000	4,964,938
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/12/2017	3,000	2,995,565
				29,937,131

Asset-Backed Securities — Multi-Purpose–3.86%
CHARTA, LLC(d)	1.35%	12/11/2017	5,000	4,980,889
Mont Blanc Capital Corp. (CEP–ING Bank N.V.)(a)(d)	1.31%	09/27/2017	2,000	1,998,127
Nieuw Amsterdam Receivables Corp.(a)(d)	1.38%	11/06/2017	3,000	2,992,647
Nieuw Amsterdam Receivables Corp.(a)(d)	1.46%	02/12/2018	2,500	2,483,042
				12,454,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–2.33%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	05/04/2018	$2,500	$2,500,213
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.23%	04/24/2018	5,000	5,000,846
				7,501,059

Diversified Banks–12.21%
Canadian Imperial Bank of Commerce(a)(d)	1.08%	09/01/2017	14,000	13,999,577
DBS Bank Ltd.(a)(d)	1.31%	10/04/2017	2,500	2,497,030
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)(d)	1.30%	10/30/2017	2,000	1,996,017
ING (US) Funding LLC(a)	1.41%	02/05/2018	5,000	4,969,760
ING (US) Funding LLC(a)	1.41%	02/06/2018	4,000	3,975,620
J.P. Morgan Securities LLC	1.46%	02/16/2018	3,000	2,979,762
National Australia Bank Ltd.(a)(d)	1.31%	10/23/2017	4,000	3,992,886
Societe Generale(a)	1.27%	09/27/2017	5,000	4,995,399
				39,406,051

Regional Banks–0.62%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)(d)	1.45%	09/08/2017	2,000	2,000,140

Specialized Finance–3.71%
CDP Financial Inc.(a)(d)	1.39%	11/29/2017	4,000	3,987,850
CDP Financial Inc.(a)(d)	1.47%	01/10/2018	3,000	2,985,975
Nederlandse Waterschapsbank N.V.(a)(d)	1.27%	10/02/2017	5,000	4,994,773
				11,968,598
Total Commercial Paper (Cost $118,234,238)				118,240,101

Variable Rate Demand Notes–9.21%(e)
Credit Enhanced–9.21%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.18%	11/01/2030	5,000	5,000,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.22%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing) Series 2016 B-2, VRD RB (LOC–Bank of China Ltd.)(f)	1.50%	11/01/2049	1,500	1,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	4,000	4,000,000
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	3,000	3,000,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(f)	1.45%	11/01/2049	2,000	2,000,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	1.28%	07/01/2040	1,820	1,820,000
Total Variable Rate Demand Notes (Cost $29,719,999)				29,719,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–88.47% (Cost $285,423,707)				285,454,625

			Repurchase Amount
Repurchase Agreements–11.77%(g)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by a foreign corporate obligation valued at $5,100,143; 1.25%; 07/26/2019)(a)	1.26%	09/01/2017	5,000,175	5,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $10,000,350 (collateralized by domestic and foreign corporate obligations valued at $10,413,295; 1.20%-9.80%; 12/15/2017-08/15/2027)(a)	1.26%	09/01/2017	10,000,350	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., open agreement dated 08/22/2017 (collateralized by a U.S. Treasury obligation valued at $6,630,071; 1.38%; 01/31/2020)(h)	1.82%	—	$—	$6,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	979,310	979,281
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $7,001,851 (collateralized by domestic non-agency mortgage-backed securities and domestic agency mortgage-backed securities valued at $7,261,259; 0.18%-6.49%; 12/25/2021-03/16/2055)(a)(i)	1.36%	09/05/2017	7,001,851	7,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/02/2017, maturing value of $3,508,362 (collateralized by a foreign corporate obligation valued at $3,570,001; 6.25%; 04/22/2019)	1.83%	09/18/2017	3,508,362	3,500,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by a foreign corporate obligation valued at $5,100,000; 2.00%; 08/30/2022)	1.26%	09/01/2017	5,000,175	5,000,000
Total Repurchase Agreements (Cost $37,979,281)				37,979,281
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.24% (Cost $323,402,988)				323,433,906
OTHER ASSETS LESS LIABILITIES–(0.24)%				(774,089)
NET ASSETS–100.00%				$322,659,817

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan 14.9%; Canada: 12.7%; Netherlands: 10.6%; France: 8.2%; Australia: 6.8%; Germany: 6.8%; other countries less than 5% each: 20.3%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $98,317,916, which represented 30.47% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.35%(a)
Asset-Backed Securities — Consumer Receivables–1.87%
Old Line Funding, LLC(b)	1.23%	09/20/2017	$8,000	$7,994,511

Asset-Backed Securities — Fully Supported–6.12%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	1.25%	10/24/2017	15,000	14,971,897
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.26%	09/18/2017	10,000	9,993,845
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.28%	10/05/2017	1,250	1,248,469
				26,214,211

Asset-Backed Securities — Fully Supported Bank–9.80%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)	1.30%	09/15/2017	6,000	5,997,038
Anglesea Funding LLC (Multi–CEP’s)(b)(c)	1.31%	10/02/2017	15,000	14,982,973
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.24%	10/02/2017	5,000	4,994,453
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.28%	09/05/2017	2,500	2,499,579
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp)(b)(c)	1.28%	10/24/2017	8,000	7,984,652
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	1.23%	09/26/2017	5,500	5,495,047
				41,953,742

Asset-Backed Securities — Multi-Purpose–5.13%
Nieuw Amsterdam Receivables Corp.(b)(c)	1.29%	09/25/2017	15,000	14,986,823
Versailles Commercial Paper LLC(b)	1.27%	10/06/2017	7,000	6,991,145
				21,977,968

Diversified Banks–13.77%
DBS Bank Ltd.(b)(c)	1.24%	09/05/2017	5,000	4,999,150
Federation des caisses Desjardins du Quebec(b)(c)	1.24%	09/11/2017	10,000	9,996,303
NRW Bank(b)(c)	1.25%	09/08/2017	15,000	14,996,140
NRW Bank(b)(c)	1.26%	10/02/2017	2,500	2,497,231
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.27%	09/19/2017	5,000	4,996,707
Oversea-Chinese Banking Corp. Ltd.(b)(c)	1.27%	10/13/2017	4,500	4,493,206
Societe Generale S.A.(c)	1.27%	09/27/2017	12,000	11,988,958
Societe Generale S.A.(c)	1.28%	10/19/2017	5,000	4,991,296
				58,958,991

Regional Banks–1.86%
Danske Corp.(b)(c)	1.25%	09/05/2017	3,000	2,999,407
Mitsubishi UFJ Trust & Banking Corp.(c)	1.27%	10/17/2017	5,000	4,991,958
				7,991,365

Specialized Finance–2.80%
Nederlandse Waterschapsbank N.V.(b)(c)	1.25%	10/02/2017	12,000	11,987,456
Total Commercial Paper (Cost $177,081,456)				177,078,244

Certificates of Deposit–30.89%
Australia & New Zealand Banking Group, Ltd.(c)	1.08%	09/01/2017	21,000	21,000,000
BMO Harris Bank N.A.(c)	1.33%	09/12/2017	10,000	10,000,708
China Construction Bank Corp.(c)	1.50%	09/01/2017	5,000	5,000,013
China Construction Bank Corp.(c)	1.50%	09/25/2017	5,000	5,000,068
Credit Agricole Corporate & Investment Bank(c)	1.06%	09/01/2017	12,799	12,799,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
DNB Bank ASA(c)	1.07%	09/01/2017	$9,500	$9,500,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.08%	09/01/2017	9,000	9,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.27%	10/10/2017	12,000	12,000,086
KBC Bank N.V. (Belgium)(c)	1.34%	10/20/2017	15,000	14,971,803
Mizuho Bank, Ltd.(c)	1.17%	09/01/2017	21,000	21,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.28%	09/25/2017	6,000	6,000,119
Sumitomo Mitsui Trust Bank Ltd.(c)	1.18%	09/05/2017	6,000	6,000,007
Total Certificates of Deposit (Cost $132,272,313)				132,272,038

Variable Rate Demand Notes–14.99%(d)
Credit Enhanced–14.99%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	1.23%	06/01/2029	4,020	4,020,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.95%	09/01/2019	3,500	3,500,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(e)	1.25%	12/01/2031	11,485	11,485,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.24%	04/01/2047	10,000	10,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	1.22%	05/01/2037	13,605	13,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	1.30%	01/01/2033	5,260	5,260,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(e)	1.48%	11/01/2049	15,000	15,000,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(e)	1.45%	11/01/2049	1,330	1,330,000
Total Variable Rate Demand Notes (Cost $64,200,000)				64,200,000

U.S. Government Sponsored Agency Securities–4.87%(d)
Overseas Private Investment Corp. (OPIC)–4.87%
Unsec. Gtd. VRD COP (3 mo. U.S. Treasury Bill Rate)	1.10%	09/15/2022	10,000	10,006,250
Unsec. Gtd. VRD COP (3 mo. U.S. Treasury Bill Rate)	1.10%	05/15/2030	10,842	10,848,776
Total U.S. Government Sponsored Agency Securities (Cost $20,842,000)				20,855,026
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–92.10% (Cost $394,395,769)				394,405,308

			Repurchase Amount
Repurchase Agreements–7.94%(f)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $12,000,420 (collateralized by a foreign corporate obligation valued at $12,240,942; 1.25%; 07/26/2019)(c)	1.26%	09/01/2017	12,000,420	12,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $5,000,175 (collateralized by domestic and foreign corporate obligations valued at $5,249,680; 1.20%-9.80%; 04/06/2018-04/20/2026)(c)	1.26%	09/01/2017	5,000,175	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $14,003,484 (collateralized by a domestic agency mortgage-backed security valued at $14,701,353; 1.51%; 05/25/2047)(c)(g)	1.28%	09/05/2017	14,003,484	14,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $3,000,105 (collateralized by a foreign corporate obligation valued at $3,060,000; 2.00%; 08/30/2022)	1.26%	09/01/2017	3,000,105	3,000,000
Total Repurchase Agreements (Cost $34,000,000)				34,000,000
TOTAL INVESTMENTS IN SECURITIES(h)(i)–100.04% (Cost $428,395,769)				428,405,308
OTHER ASSETS LESS LIABILITIES–(0.04)%				(166,498)
NET ASSETS–100.00%				$428,238,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
RN	– Revenue Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $164,368,994, which represented 38.38% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 14.2%; Germany: 12.5%; France: 10.2%; Netherlands: 9.8%; Canada: 8.6%; other countries less than 5% each: 23.0%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.97%
U.S. Treasury Bills–12.95%(a)
U.S. Treasury Bills	0.91%	09/28/2017	$300,000	$299,796,375
U.S. Treasury Bills	0.91%	10/05/2017	300,000	299,742,166
U.S. Treasury Bills	1.06%	11/09/2017	75,000	74,847,985
U.S. Treasury Bills	1.07%	11/09/2017	450,000	449,077,126
U.S. Treasury Bills	1.06%	01/02/2018	165,000	164,404,393
U.S. Treasury Bills	1.14%	01/04/2018	500,000	498,037,759
U.S. Treasury Bills	1.13%	01/11/2018	500,000	497,937,500
U.S. Treasury Bills	1.11%	01/18/2018	500,000	497,866,736
U.S. Treasury Bills	1.14%	01/25/2018	200,000	199,083,444
U.S. Treasury Bills	1.14%	02/01/2018	300,000	298,559,250
				3,279,352,734

U.S. Treasury Notes–20.02%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.09%	04/30/2019	1,282,000	1,282,109,962
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.16%	01/31/2019	550,000	550,178,379
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.08%	07/31/2019	400,000	399,995,661
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.20%	07/31/2018	429,240	429,239,092
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2018	695,000	694,907,234
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.21%	04/30/2018	664,000	664,036,216
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.27%)(b)	1.29%	01/31/2018	300,000	300,047,182
U.S. Treasury Notes	0.63%	09/30/2017	200,000	199,979,403
U.S. Treasury Notes	2.25%	11/30/2017	250,000	250,708,795
U.S. Treasury Notes	2.63%	01/31/2018	300,000	301,865,570
				5,073,067,494
Total U.S. Treasury Securities (Cost $8,352,420,228)				8,352,420,228
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–32.97% (Cost $8,352,420,228)				8,352,420,228

			Repurchase Amount
Repurchase Agreements–67.34%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2017, maturing value of $550,016,194 (collateralized by U.S. Treasury obligations valued at $561,000,063; 0.75%-2.75%; 10/31/2018-11/15/2042)	1.06%	09/01/2017	550,016,194	550,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(d)	1.06%	10/02/2017	225,583,000	225,000,000
Bank of Montreal, joint term agreement dated 07/07/2017, aggregate maturing value of $250,669,861 (collateralized by U.S. Treasury obligations valued at $255,000,044; 0%-3.63%; 9/28/2017-8/15/2047)(d)	1.06%	10/06/2017	150,401,917	150,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(d)	1.06%	10/27/2017	125,213,472	125,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,037; 0%-5.38%; 09/14/2017-08/15/2046)	1.06%	09/01/2017	$1,250,036,806	$1,250,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(d)	1.08%	09/06/2017	552,265,952	552,150,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	2,200,067,222	2,200,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,058,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,002; 1.13%-3.63%; 05/31/2019-05/15/2045)	1.05%	09/01/2017	1,300,037,917	1,300,000,000
Citigroup Global Markets, Inc., term agreement dated 08/31/2017, maturing value of $500,102,083 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%; 11/15/2019-11/15/2045)(d)	1.05%	09/07/2017	500,102,083	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/05/2017, maturing value of $551,270,500 (collateralized by U.S. Treasury obligations valued at $561,000,010; 1.13%-3.38%; 10/31/2017-05/15/2044)	1.08%	09/20/2017	551,270,500	550,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	580,830,751	580,813,649
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/21/2017, aggregate maturing value of $200,087,500 (collateralized by U.S. Treasury obligations valued at $204,000,053; 1.50%-3.75%; 08/31/2018-11/15/2043)(d)	1.05%	09/05/2017	100,043,750	100,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 08/31/2017, maturing value of $100,020,417 (collateralized by U.S. Treasury obligations valued at $102,000,017; 0.75%-1.00%; 04/30/2018-11/30/2019)(d)	1.05%	09/07/2017	100,020,417	100,000,000
Federal Reserve Bank of New York, agreement dated 08/31/2017, maturing value of $200,005,556 (collateralized by U.S. Treasury obligations valued at $200,005,645; 1.63%-3.63%; 08/15/2022-08/15/2043)	1.00%	09/01/2017	200,005,556	200,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $805,023,926 (collateralized by U.S. Treasury obligations valued at $821,100,083; 1.88%-2.75%; 04/30/2022-02/15/2024)	1.07%	09/01/2017	805,023,926	805,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $384,011,520 (collateralized by a U.S. Treasury obligation valued at $391,680,090; 1.50%; 05/31/2020)	1.08%	09/01/2017	384,011,520	384,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $190,005,700 (collateralized by U.S. Treasury obligations valued at $193,800,035; 1.50%-2.75%; 02/28/2018-10/31/2022)	1.08%	09/01/2017	190,005,700	190,000,000
J.P. Morgan Securities Inc., agreement dated 08/31/2017, maturing value of $250,007,431 (collateralized by U.S. Treasury obligations valued at $255,002,491; 0.75%-1.50%; 03/31/2019-08/15/2019)	1.07%	09/01/2017	250,007,431	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 08/31/2017, maturing value of $250,007,361 (collateralized by U.S. Treasury obligations valued at $255,000,081; 0.13%; 04/15/2021-07/15/2024)	1.06%	09/01/2017	250,007,361	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(d)	1.08%	09/06/2017	400,086,351	400,002,350
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	400,012,000	400,000,000
Natixis, term agreement dated 08/31/2017, maturing value of $500,104,028 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0.13%-7.63%; 03/31/2018-02/15/2047)(d)	1.07%	09/07/2017	500,104,028	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Prudential Insurance Co. of America, agreement dated 08/31/2017, maturing value of $286,821,014 (collateralized by U.S. Treasury obligations valued at $292,375,640; 0%-2.50%; 11/15/2027-02/15/2045)	1.10%	09/01/2017	$286,821,014	$286,812,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2017, maturing value of $195,980,988 (collateralized by U.S. Treasury obligations valued at $199,842,600; 0%; 02/15/2022-08/15/2033)	1.10%	09/01/2017	195,980,988	195,975,000
RBC Capital Markets LLC, term agreement dated 07/06/2017, maturing value of $1,002,704,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,031; 0%-8.88%; 09/15/2017-02/15/2047)(d)	1.07%	10/05/2017	1,002,704,722	1,000,000,000
Societe Generale, open agreement dated 04/27/2017 (collateralized by U.S. Treasury obligations valued at $1,020,000,035; 0%-8.00%; 11/09/2017-05/15/2047)(e)	0.81%	—	—	1,000,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $250,463,750 (collateralized by U.S. Treasury obligations valued at $255,000,071; 0.13%-3.50%; 04/15/2020-11/15/2044)	1.06%	09/18/2017	250,463,750	250,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/31/2017, maturing value of $2,000,060,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,245; 2.00%-3.63%; 02/15/2020-07/31/2020)	1.08%	09/01/2017	2,000,060,000	2,000,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $565,016,636 (collateralized by U.S. Treasury obligations valued at $576,300,059; 2.25%-2.88%; 12/31/2020-08/15/2045)	1.06%	09/01/2017	565,016,636	565,000,000
Wells Fargo Securities, LLC, term agreement dated 06/15/2017, maturing value of $200,609,778 (collateralized by U.S. Treasury obligations valued at $204,000,080; 3.00%; 11/15/2045-05/15/2047)	1.12%	09/21/2017	200,609,778	200,000,000
Total Repurchase Agreements (Cost $17,059,753,249)				17,059,753,249
TOTAL INVESTMENTS IN SECURITIES(f)–100.31% (Cost $25,412,173,477)				25,412,173,477
OTHER ASSETS LESS LIABILITIES–(0.31)%				(78,384,598)
NET ASSETS–100.00%				$25,333,788,879

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–31.50%
Federal Farm Credit Bank (FFCB)–1.34%
Unsec. Bonds (1 mo. USD LIBOR + 0.02%)(a)	1.25%	12/27/2017	$30,000	$29,987,443
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	01/17/2018	10,000	9,997,909
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	02/26/2018	50,000	49,992,784
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	11/13/2017	8,000	7,998,466
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.31%	02/09/2018	25,000	25,000,161
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.35%	03/21/2018	20,000	20,005,054
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/06/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.03%)(a)	1.18%	03/02/2018	40,000	40,032,657
Unsec. Bonds (3 mo. USD LIBOR — 0.36%)(a)	0.95%	01/22/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR)(a)	1.31%	05/09/2018	9,500	9,512,053
				392,526,527

Federal Home Loan Bank (FHLB)–27.78%
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.29%	11/15/2017	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.28%	11/17/2017	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.30%	02/16/2018	45,000	45,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/15/2019	280,000	280,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/04/2019	62,500	62,499,897
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/08/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/11/2019	207,000	207,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	02/28/2019	235,000	235,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/11/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/14/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/25/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.10%)(a)	1.13%	12/21/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(a)	1.13%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(a)	1.13%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/10/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	07/03/2018	300,000	300,000,109
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.10%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.06%	03/06/2018	225,000	225,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.05%	03/09/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.07%	03/14/2018	300,000	300,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.08%	03/15/2018	75,000	75,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.07%	03/16/2018	350,000	350,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.09%	03/19/2018	145,000	145,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.05%	03/19/2018	275,000	275,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/12/2018	220,000	220,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/13/2018	225,000	224,999,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/20/2018	$86,000	$85,995,764
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/23/2018	140,000	139,995,427
Unsec. Bonds (3 mo. USD LIBOR — 0.31%)(a)	1.01%	08/15/2018	58,000	57,979,351
Unsec. Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/08/2018	230,000	230,001,276
Unsec. Disc. Notes(b)	0.95%	10/11/2017	143,700	143,548,316
Unsec. Disc. Notes(b)	0.95%	10/13/2017	58,200	58,135,495
Unsec. Global Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	09/06/2017	25,000	25,000,004
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%)(a)	1.30%	12/07/2017	22,000	21,999,476
Unsec. Global Bonds (1 mo. USD LIBOR — 0.05%)(a)	1.18%	07/12/2018	200,000	200,061,932
Unsec. Global Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	03/01/2019	115,000	115,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/21/2018	150,000	150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.11%	11/19/2018	120,000	120,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.04%)(a)	1.27%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.10%)(a)	1.22%	11/15/2017	60,000	59,996,198
Unsec. Global Bonds (3 mo. USD LIBOR — 0.16%)(a)	1.16%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.08%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.34%)(a)	0.97%	01/23/2018	93,000	93,003,693
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	01/23/2018	237,000	237,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/09/2018	100,000	100,000,000
				8,120,216,562

Federal Home Loan Mortgage Corp. (FHLMC)–0.68%
Unsec. Disc. Notes(b)	1.09%	12/13/2017	100,000	99,689,570
Unsec. Global Notes (3 mo. USD LIBOR — 0.03%)(a)	1.27%	01/08/2018	100,000	100,000,000
				199,689,570

Federal National Mortgage Association (FNMA)–0.51%
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	09/08/2017	35,000	34,999,348
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	10/05/2017	112,815	112,810,347
				147,809,695

Overseas Private Investment Corp. (OPIC)–1.19%
Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.11%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.04%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.04%	07/15/2025	41,778	41,777,779
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.10%	07/09/2026	45,900	45,900,000
				347,677,779
Total U.S. Government Sponsored Agency Securities (Cost $9,207,920,133)				9,207,920,133

U.S. Treasury Securities–5.52%(b)
U.S. Treasury Bills–5.11%
U.S. Treasury Bills	1.06%	01/02/2018	200,000	199,278,058
U.S. Treasury Bills	1.13%	01/04/2018	100,000	99,609,375
U.S. Treasury Bills	1.14%	01/04/2018	250,000	249,019,097
U.S. Treasury Bills	1.13%	01/11/2018	347,000	345,568,625
U.S. Treasury Bills	1.14%	01/11/2018	3,000	2,987,570
U.S. Treasury Bills	1.11%	01/18/2018	350,000	348,506,715
U.S. Treasury Bills	1.14%	01/25/2018	250,000	248,854,305
				1,493,823,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–0.41%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.08%	07/31/2019	$120,000	$119,996,945
Total U.S. Treasury Securities (Cost $1,613,820,690)				1,613,820,690
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–37.02% (Cost $10,821,740,823)				10,821,740,823

			Repurchase Amount
Repurchase Agreements–63.76%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2017, aggregate maturing value of $600,017,833 (collateralized by domestic mortgage-backed securities valued at $612,000,000; 1.50%-6.50%; 10/01/2024-03/20/2047)	1.07%	09/01/2017	310,009,214	310,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(e)	1.06%	10/02/2017	225,583,000	225,000,000
Bank of Montreal, joint term agreement dated 07/07/2017, aggregate maturing value of $250,669,861 (collateralized by U.S. Treasury obligations valued at $255,000,044; 0%-3.63%; 09/28/2017-8/15/2047)(e)	1.06%	10/06/2017	100,267,944	100,000,000
Bank of Montreal, joint term agreement dated 07/26/2017, aggregate maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,080; 0.63%-8.00%; 04/30/2018-07/20/2047)(e)	1.09%	10/24/2017	125,340,625	125,000,000
Bank of Montreal, joint term agreement dated 08/14/2017, aggregate maturing value of $250,682,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,051; 1.38%-8.00%; 11/30/2019-06/20/2047)(e)	1.08%	11/13/2017	195,532,350	195,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(e)	1.06%	10/27/2017	75,128,083	75,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(e)	1.08%	09/06/2017	693,145,530	693,000,000
BMO Capital Markets Corp., term agreement dated 07/26/2017, maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities, domestic non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $204,000,001; 0%-9.65%; 01/26/2018-08/20/2047)(e)	1.09%	10/24/2017	200,545,000	200,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	2,200,067,222	2,200,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,058,333 (collateralized by U.S. Treasury obligations valued at $2,040,000,002; 1.13%-3.63%; 05/31/2019-05/15/2045)	1.05%	09/01/2017	700,020,416	700,000,000
Citigroup Global Markets, Inc., agreement dated 08/31/2017, maturing value of $400,011,778 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%; 11/15/2027-11/15/2046)	1.06%	09/01/2017	225,006,625	225,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	651,434,876	651,415,695
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities, and U.S. Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	24,124,687	24,123,963
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/21/2017, aggregate maturing value of $200,087,500 (collateralized by U.S. Treasury obligations valued at $204,000,053; 1.50%-3.75%; 08/31/2018-11/15/2043)(e)	1.05%	09/05/2017	100,043,750	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/28/2017, aggregate maturing value of $500,116,667 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 1.00%-4.50%; 05/15/2018-07/01/2047)(e)	1.05%	09/05/2017	$415,096,833	$415,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 08/29/2017, maturing value of $200,040,444 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $204,000,001; 2.00%-4.00%; 05/31/2024-05/01/2047)(e)	1.04%	09/05/2017	200,040,444	200,000,000
Federal Reserve Bank of New York, agreement dated 08/31/2017, maturing value of $200,005,556 (collateralized by U.S. Treasury obligations valued at $200,005,594; 1.63%-4.38%; 08/15/2022-05/15/2041)	1.00%	09/01/2017	200,005,556	200,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $300,009,000 (collateralized by U.S. Treasury obligations valued at $306,000,002; 1.75%-2.00%; 12/31/2020-11/30/2022)	1.08%	09/01/2017	300,009,000	300,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $400,012,000 (collateralized by U.S. Treasury obligations valued at $408,000,014; 1.88%-2.25%; 04/30/2022-01/31/2024)	1.08%	09/01/2017	400,012,000	400,000,000
Fixed Income Clearing Corp.–Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $805,023,926 (collateralized by U.S. Treasury obligations valued at $821,100,039; 1.25%-1.88%; 08/31/2019-04/30/2022)	1.07%	09/01/2017	805,023,926	805,000,000
Goldman Sachs & Co., agreement dated 08/31/2017, maturing value of $500,014,583 (collateralized by U.S. Treasury obligations and U.S. government sponsored agency obligations valued at $510,000,019; 0%-3.45%; 09/14/2017-02/15/2044)	1.05%	09/01/2017	500,014,583	500,000,000
ING Financial Markets, LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $400,083,222 (collateralized by domestic agency mortgage-backed securities valued at $408,000,612; 2.02%-4.00%; 02/15/2038-06/20/2047)(e)	1.07%	09/07/2017	275,057,215	275,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2017, maturing value of $135,234,900 (collateralized by U.S. government sponsored agency obligations valued at $137,703,614; 1.00%-6.75%; 03/27/2019-07/15/2036)(e)	1.08%	09/08/2017	135,234,900	135,000,000
ING Financial Markets, LLC, term agreement dated 08/25/2017, maturing value of $250,050,556 (collateralized by domestic agency mortgage-backed securities valued at $255,001,135; 4.00%-4.50%; 09/20/2045-05/20/2047)(e)	1.04%	09/01/2017	250,050,556	250,000,000
ING Financial Markets, LLC, term agreement dated 08/31/2017, maturing value of $220,000,000 (collateralized by a domestic agency mortgage-backed security and U.S. government sponsored agency obligations valued at $224,404,583; 0.75%-5.36%; 11/24/2017-09/20/2045)	1.30%	10/02/2017	220,000,000	220,000,000
Lloyds Bank PLC, joint term agreement dated 08/30/2017, aggregate maturing value of $500,515,556 (collateralized by U.S. Treasury obligations valued at $509,889,835; 0.75%-2.25%, 12/31/2017-08/15/2021)	1.16%	10/02/2017	380,391,822	380,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., joint agreement dated 08/31/2017, aggregate maturing value of $100,003,000 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 3.00%; 05/25/2046)	1.08%	09/01/2017	65,001,950	65,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(e)	1.08%	09/06/2017	510,017,775	510,000,675
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	475,014,250	475,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2017, maturing value of $304,034,290 (collateralized by U.S. Treasury obligations valued at $309,859,050; 0%; 02/15/2026-05/15/2045)	1.10%	09/01/2017	304,034,290	304,025,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2017, maturing value of $179,555,486 (collateralized by U.S. Treasury obligations valued at $183,032,300; 0%; 11/15/2028-08/15/2033)	1.10%	09/01/2017	179,555,486	179,550,000
RBC Capital Markets LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,025; 0%-8.00%; 04/25/2018-07/25/2047)(a)(e)	1.16%	10/31/2017	590,000,000	590,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, joint term agreement dated 07/12/2017, aggregate maturing value of $345,931,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,001; 0%-4.50%; 02/01/2026-07/20/2067)(e)	1.08%	10/10/2017	$335,904,500	$335,000,000
RBC Capital Markets LLC, joint term agreement dated 07/18/2017, aggregate maturing value of $500,443,056 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury securities valued at $510,000,080; 0%-6.38%; 10/31/2017-07/20/2067)(a)(e)	1.10%	10/16/2017	435,385,459	435,000,000
RBC Capital Markets LLC, joint term agreement dated 07/21/2017, aggregate maturing value of $500,015,278 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.13%-4.50%; 02/01/2026-09/01/2047)(a)(e)	1.10%	10/19/2017	410,012,528	410,000,000
RBC Capital Markets LLC, joint term agreement dated 08/14/2017, aggregate maturing value of $601,653,167 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 2.50%-4.50%; 02/01/2032-09/01/2047)(e)	1.09%	11/13/2017	481,322,533	480,000,000
Societe Generale, joint open agreement dated 04/27/2017 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0%-9.00%; 11/09/2017-05/15/2045)(f)	0.83%	—	—	1,115,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $175,324,625 (collateralized by U.S. Treasury obligations and a domestic agency mortgage-backed security valued at $178,500,000; 0.13%-8.13%; 03/31/2018-11/01/2030)	1.06%	09/18/2017	175,324,625	175,000,000
Societe Generale, term agreement dated 08/28/2017, maturing value of $400,094,222 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $408,000,000; 0.38%-5.97%; 11/01/2017-07/20/2047)(e)	1.06%	09/05/2017	400,094,222	400,000,000
Societe Generale, term agreement dated 08/30/2017, maturing value of $400,080,889 (collateralized by U.S. Treasury obligations valued at $510,000,047; 0%-6.50%; 10/26/2017-11/15/2044)	1.04%	09/06/2017	400,080,889	400,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,061,111 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,167; 3.00%-4.00%; 10/20/2042-05/20/2047)	1.10%	09/01/2017	1,610,049,194	1,610,000,000
TD Securites (USA) LLC, agreement dated 08/31/2017, maturing value of $500,015,000 (collateralized by U.S. Treasury obligations valued at $510,000,088; 0.13%-2.50%; 07/31/2019-01/15/2029)	1.08%	09/01/2017	500,015,000	500,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $700,020,806 (collateralized by domestic agency mortgage-backed securities valued at $714,000,001; 3.00%-4.00%; 06/01/2032-08/01/2047)	1.07%	09/01/2017	700,020,806	700,000,000
Wells Fargo Securities, LLC, term agreement dated 06/19/2017, maturing value of $50,138,111 (collateralized by domestic agency mortgage-backed securities valued at $51,000,001; 3.50%; 04/01/2047-08/01/2047)	1.13%	09/15/2017	50,138,111	50,000,000
Total Repurchase Agreements (Cost $18,637,115,333)				18,637,115,333
TOTAL INVESTMENTS IN SECURITIES(g)–100.78% (Cost $29,458,856,156)				29,458,856,156
OTHER ASSETS LESS LIABILITIES–(0.78)%				(229,260,956)
NET ASSETS–100.00%				$29,229,595,200

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed

LIBOR	– London Interbank Offered Rate
Sec.	– Secured
Sr.	– Senior

Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–101.08%
U.S. Treasury Bills–74.83%(a)
U.S. Treasury Bills	0.90%	09/07/2017	$11,000	$10,998,350
U.S. Treasury Bills	0.96%	09/07/2017	50,000	49,992,017
U.S. Treasury Bills	0.97%	09/07/2017	1,500	1,499,757
U.S. Treasury Bills	0.99%	09/07/2017	128,000	127,978,984
U.S. Treasury Bills	0.82%	09/14/2017	50,000	49,985,195
U.S. Treasury Bills	0.87%	09/14/2017	7,600	7,597,612
U.S. Treasury Bills	0.95%	09/14/2017	23,600	23,591,904
U.S. Treasury Bills	0.88%	09/21/2017	2,100	2,098,972
U.S. Treasury Bills	0.90%	09/21/2017	7,000	6,996,516
U.S. Treasury Bills	0.95%	09/21/2017	60,000	59,968,483
U.S. Treasury Bills	0.97%	09/21/2017	80,000	79,956,229
U.S. Treasury Bills	0.91%	09/28/2017	60,000	59,959,027
U.S. Treasury Bills	0.96%	09/28/2017	100,000	99,927,963
U.S. Treasury Bills	0.99%	09/28/2017	20,000	19,985,202
U.S. Treasury Bills	1.05%	10/05/2017	15,000	14,985,125
U.S. Treasury Bills	0.96%	10/26/2017	15,000	14,978,206
U.S. Treasury Bills	1.08%	11/02/2017	20,000	19,962,938
U.S. Treasury Bills	1.07%	11/09/2017	45,000	44,908,144
U.S. Treasury Bills	1.04%	11/16/2017	45,000	44,901,675
U.S. Treasury Bills	1.00%	11/24/2017	20,000	19,953,333
U.S. Treasury Bills	1.01%	11/24/2017	20,000	19,953,100
U.S. Treasury Bills	1.02%	11/30/2017	25,000	24,936,250
U.S. Treasury Bills	1.08%	12/21/2017	5,200	5,182,764
U.S. Treasury Bills	1.11%	12/28/2017	10,000	9,963,764
U.S. Treasury Bills	1.06%	01/02/2018	15,000	14,945,675
U.S. Treasury Bills	1.13%	01/04/2018	15,000	14,941,406
U.S. Treasury Bills	1.12%	01/11/2018	2,600	2,589,418
U.S. Treasury Bills	1.13%	01/11/2018	40,000	39,835,000
U.S. Treasury Bills	1.11%	01/18/2018	60,000	59,744,008
U.S. Treasury Bills	1.14%	01/25/2018	15,000	14,931,258
U.S. Treasury Bills	1.14%	02/01/2018	10,000	9,951,975
U.S. Treasury Bills	1.12%	02/08/2018	5,000	4,975,211
U.S. Treasury Bills	1.14%	02/08/2018	10,000	9,949,556
U.S. Treasury Bills	1.12%	02/15/2018	16,000	15,917,521
				1,008,042,538

U.S. Treasury Notes–26.25%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2017	70,000	70,018,289
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.21%	04/30/2018	30,000	30,015,443
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.20%	07/31/2018	53,000	53,010,861
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.19%	10/31/2018	40,000	40,007,308
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.16%	01/31/2019	49,000	49,014,427
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.09%	04/30/2019	38,000	38,004,460
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.08%	07/31/2019	10,000	9,999,027
U.S. Treasury Notes	0.63%	09/30/2017	16,500	16,493,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Notes	0.75%	10/31/2017	$20,000	$19,989,583
U.S. Treasury Notes	0.63%	11/30/2017	22,000	21,975,706
U.S. Treasury Notes	2.25%	11/30/2017	5,000	5,014,176
				353,542,908
TOTAL INVESTMENTS IN SECURITIES–101.08% (Cost $1,361,585,446)				1,361,585,446
OTHER ASSETS LESS LIABILITIES–(1.08)%				(14,596,815)
NET ASSETS–100.00%				$1,346,988,631

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

August 31, 2017

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.85%
Alabama–4.02%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.83%	07/01/2040	$7,530	$7,530,000

Arizona–2.43%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	01/01/2046	240	240,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	2,685	2,685,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	1,640	1,640,000
				4,565,000

California–3.95%
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC–Mizuho Bank, Ltd.)(a)(b)	0.80%	11/01/2026	2,000	2,000,000
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.73%	05/01/2034	2,710	2,710,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.74%	08/01/2042	2,700	2,700,000
				7,410,000

Colorado–1.12%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	07/01/2034	1,040	1,040,000
				2,103,000

Delaware–1.65%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	09/01/2036	3,085	3,085,000

District of Columbia–5.04%
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.79%	10/01/2036	5,895	5,895,000
District of Columbia Metropolitan Airports Authority (Dulles Toll Road); Series 2017 1, Sr. Second Lien Commercial Paper Notes (LOC–JPMorgan Chase Bank, N.A.)(b)	0.92%	10/25/2017	2,255	2,255,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.92%	01/01/2029	1,297	1,297,000
				9,447,000

Florida–3.59%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	0.80%	10/01/2050	2,800	2,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	0.88%	11/01/2036	2,445	2,445,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	0.79%	11/01/2038	1,500	1,500,000
				6,745,000

Georgia–4.82%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	01/01/2020	750	750,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.71%	09/01/2035	4,190	4,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	0.80%	01/01/2036	$3,000	$3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	09/01/2020	1,100	1,100,000
				9,040,000

Illinois–3.97%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris Bank N.A.)(a)(b)	0.83%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris Bank N.A.)(a)(b)(d)	0.90%	10/01/2017	200	200,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris Bank N.A.)(a)(b)	0.88%	09/01/2024	300	300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.76%	12/01/2046	4,935	4,935,000
				7,435,000

Indiana–10.10%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.79%	08/01/2028	2,125	2,125,000
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	08/01/2037	5,240	5,240,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.80%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	0.74%	07/01/2035	3,682	3,681,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	10/01/2019	500	500,000
				18,931,500

Louisiana–0.79%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.80%	07/01/2047	1,490	1,490,000

Massachusetts–1.85%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.85%	10/01/2038	1,650	1,650,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	1,800	1,814,630
				3,464,630

Michigan–0.39%
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.81%	03/01/2031	740	740,000

Minnesota–5.02%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.87%	10/15/2033	1,175	1,175,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.84%	01/01/2025	260	260,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.88%	11/15/2031	3,590	3,590,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.83%	11/01/2035	1,200	1,200,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.82%	10/01/2033	3,185	3,185,000
				9,410,000

Mississippi–1.63%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,700	1,700,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,350	1,350,000
				3,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–3.85%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.84%	11/01/2037	$565	$565,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	02/01/2031	5,695	5,695,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.89%	12/01/2019	960	960,000
				7,220,000

New Hampshire–1.14%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.80%	07/01/2038	2,130	2,130,000

New York–3.71%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA, N.A.)(a)(b)(c)	0.80%	11/01/2036	5,050	5,050,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.88%	11/01/2049	1,900	1,900,000
				6,950,000

North Carolina–0.93%
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	05/01/2036	1,735	1,735,000

Ohio–3.39%
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.77%	05/01/2026	6,356	6,356,000

Pennsylvania–3.69%
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	06/01/2037	705	705,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.80%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	10/15/2025	2,730	2,730,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	09/01/2028	686	686,000
				6,916,000

South Carolina–3.08%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.78%	11/01/2025	5,765	5,765,000

Texas–20.87%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.81%	08/01/2035	7,635	7,635,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	0.85%	11/01/2041	4,400	4,400,000
Houston (City of); Series 2017 G-2, Commercial Paper Notes	0.88%	10/11/2017	4,100	4,100,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.83%	10/01/2024	2,285	2,285,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	04/01/2026	1,715	1,715,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co. (The))(a)(b)	0.80%	11/15/2050	3,500	3,500,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,872,885
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.75%	08/01/2025	4,120	4,120,000
				39,112,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–4.37%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.77%	11/01/2024	$5,290	$5,290,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.84%	04/01/2042	2,900	2,900,000
				8,190,000

Virginia–1.39%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	0.79%	08/01/2037	2,500	2,500,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.83%	12/01/2019	100	100,000
				2,600,000

Washington–2.24%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	0.81%	09/01/2049	4,200	4,200,000

West Virginia–1.55%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.81%	01/01/2034	2,900	2,900,000

Wisconsin–2.27%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.85%	10/01/2042	4,265	4,265,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)–102.85% (Cost $192,786,015)				192,786,015
OTHER ASSETS LESS LIABILITIES–(2.85)%				(5,337,508)
NET ASSETS–100.00%				$187,448,507

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit

MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
SR.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.7%; other countries less than 5% each: 11.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $1,497,000, which represented less than 1% of the Fund’s Net Assets.
(e)	Also represents cost for federal income tax purposes.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Royal Bank of Canada	6.8%
Federal Home Loan Bank	5.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Assets and Liabilities

August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$285,454,625	$394,405,308	$8,352,420,228	$10,821,740,823	$1,361,585,446	$192,786,015
Repurchase agreements, at value and cost	37,979,281	34,000,000	17,059,753,249	18,637,115,333	—	—
Cash	—	—	94,420,441	94,999,673	896,193	—
Receivable for:
Investments sold	—	45,000	—	—	—	490,020
Interest	173,767	178,493	11,749,146	13,325,595	463,784	131,053
Fund expenses absorbed	—	—	211,762	57,650	16,388	14,389
Investment for trustee deferred compensation and retirement plans	3,638,934	1,021,952	2,208,111	1,003,702	129,682	370,683
Other assets	40,282	171,889	81,214	100,382	43,305	85,542
Total assets	327,286,889	429,822,642	25,520,844,151	29,568,343,158	1,363,134,798	193,877,702

Liabilities:
Payable for:
Investments purchased	—	—	164,404,393	314,278,058	14,945,675	5,872,885
Dividends	276,489	387,593	18,794,281	22,439,910	966,129	81,823
Accrued fees to affiliates	165,536	5,237	823,533	700,153	48,227	28,115
Accrued trustees’ and officer’s fees and benefits	3,517	3,493	44,297	48,346	5,280	3,316
Accrued operating expenses	46,904	42,026	444,412	110,355	37,407	30,078
Trustee deferred compensation and retirement plans	4,134,626	1,145,483	2,544,356	1,171,136	143,449	412,978
Total liabilities	4,627,072	1,583,832	187,055,272	338,747,958	16,146,167	6,429,195
Net assets applicable to shares outstanding	$322,659,817	$428,238,810	$25,333,788,879	$29,229,595,200	$1,346,988,631	$187,448,507

Net assets consist of:
Shares of beneficial interest	$322,503,176	$427,460,057	$25,333,609,855	$29,229,917,513	$1,347,073,382	$187,606,997
Undistributed net investment income	125,723	768,843	445,995	208,988	(12,543)	(104,955)
Undistributed net realized gain (loss)	—	371	(266,971)	(531,301)	(72,208)	(53,535)
Net unrealized appreciation	30,918	9,539	—	—	—	—
	$322,659,817	$428,238,810	$25,333,788,879	$29,229,595,200	$1,346,988,631	$187,448,507
Cost of Investments	$323,402,988	$428,395,769	$25,412,173,477	$29,458,856,156	$1,361,585,446	$192,786,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$296,174,321	$423,930,932	$22,803,973,038	$27,691,416,187	$1,306,370,262	$110,816,766
Private Investment Class	$6,982,006	$1,844,848	$574,807,664	$510,488,763	$3,223,981	$27,351,993
Personal Investment Class	$11,222	$610,629	$140,235,512	$21,129,031	$47,840	$2,006,095
Cash Management Class	$7,737,732	$1,148,091	$479,399,595	$169,027,032	$1,617,600	$27,616,253
Reserve Class	$944,472	$500,652	$250,727,901	$170,954,562	$35,624,693	$13,658,227
Resource Class	$1,326,988	$183,550	$476,818,226	$342,143,113	$94,179	$5,999,172
Corporate Class	$9,483,076	$20,108	$607,826,943	$324,436,512	$10,076	$1

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	296,102,352	423,925,317	22,803,135,981	27,691,615,090	1,306,397,259	110,799,256
Private Investment Class	6,980,431	1,844,823	574,788,954	510,492,338	3,224,048	27,347,499
Personal Investment Class	11,220	610,621	140,230,129	21,129,180	47,841	2,005,772
Cash Management Class	7,735,988	1,148,076	479,382,074	169,028,273	1,617,634	27,611,796
Reserve Class	944,255	500,645	250,718,593	170,955,789	35,625,414	13,656,022
Resource Class	1,326,687	183,548	476,800,051	342,145,363	94,182	5,998,206
Corporate Class	9,480,941	20,108	607,804,903	324,438,189	10,077	1
Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2017

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Treasury Obligations Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$6,810,832	$4,266,474	$156,973,970	$178,175,877	$7,892,025	$1,517,743

Expenses:
Advisory fees	1,481,376	804,864	33,720,107	24,298,014	1,561,957	399,149
Administrative services fees	553,420	314,385	7,898,423	8,498,345	659,087	109,872
Custodian fees	265	12,373	505,956	335,169	14,323	4,867
Distribution fees:
Private Investment Class	101,329	20,872	1,616,147	1,430,267	6,294	56,606
Personal Investment Class	9,280	71,919	705,239	92,539	3,592	11,376
Cash Management Class	28,064	14,645	313,732	115,650	1,621	27,385
Reserve Class	49,635	22,386	1,424,011	2,875,773	518,893	190,218
Resource Class	3,024	4,468	725,807	538,459	305	5,029
Corporate Class	7,998	5	249,266	81,215	85	6
Transfer agent fees	88,883	48,292	2,023,206	1,951,916	106,826	17,962
Trustees’ and officers’ fees and benefits	60,794	30,956	378,435	357,259	36,341	31,296
Registration and filing fees	101,526	107,702	143,043	247,284	86,196	90,518
Reports to shareholders	38,010	20,838	92,147	86,383	12,730	15,745
Professional services fees	40,729	49,695	216,492	176,385	52,162	39,744
Other	187,157	67,781	381,492	213,596	44,307	30,818
Total expenses	2,751,490	1,591,181	50,393,503	41,298,254	3,104,719	1,030,591
Less: Fees waived	(811,954)	(560,705)	(6,345,738)	(2,129,103)	(838,375)	(491,046)
Net expenses	1,939,536	1,030,476	44,047,765	39,169,151	2,266,344	539,545
Net investment income	4,871,296	3,235,998	112,926,205	139,006,726	5,625,681	978,198

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	284,449	371	39,369	(531,300)	(69,048)	(14,722)
Change in net unrealized appreciation of investment securities	30,918	9,539	—	—	—	—
Net increase in net assets resulting from operations	$5,186,663	$3,245,908	$112,965,574	$138,475,426	$5,556,633	$963,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2017 and 2016

	Liquid Assets Portfolio		STIC Prime Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$4,871,296	$65,311,251	$3,235,998	$6,158,242
Net realized gain	284,449	647,321	371	1,377
Change in net unrealized appreciation	30,918	—	9,539	—
Net increase in net assets resulting from operations	5,186,663	65,958,572	3,245,908	6,159,619

Distributions to shareholders from net investment income:
Institutional Class	(4,489,048)	(59,772,506)	(3,118,898)	(4,848,718)
Private Investment Class	(84,531)	(183,013)	(18,217)	(213,182)
Personal Investment Class	(1,713)	(40,091)	(26,443)	(164,965)
Cash Management Class	(138,836)	(660,627)	(59,666)	(649,934)
Reserve Class	(6,618)	(87,134)	(5,654)	(53,243)
Resource Class	(8,281)	(15,089)	(6,995)	(32,359)
Corporate Class	(142,269)	(4,552,791)	(125)	(195,841)
Total distributions from net investment income	(4,871,296)	(65,311,251)	(3,235,998)	(6,158,242)

Distributions to shareholders from net realized gains:
Institutional Class	(2,877,921)	—	—	—
Private Investment Class	(90,311)	—	—	—
Personal Investment Class	(5,195)	—	—	—
Cash Management Class	(133,371)	—	—	—
Reserve Class	(25,060)	—	—	—
Resource Class	(1,213)	—	—	—
Corporate Class	(67,014)	—	—	—
Total distributions from net realized gains	(3,200,085)	—	—	—

Share transactions–net:
Institutional Class	(10,122,727,290)	(5,553,230,110)	(1,183,946,896)	(156,797,441)
Private Investment Class	(234,302,026)	(42,171,998)	(139,216,079)	(21,155,334)
Personal Investment Class	(29,230,918)	(86,151,515)	(116,863,502)	(98,600)
Cash Management Class	(242,827,588)	(207,380,539)	(166,722,672)	(315,722,141)
Reserve Class	(99,217,916)	(56,031,914)	(20,973,659)	(28,926,016)
Resource Class	(5,919,518)	(65,429,204)	(16,683,703)	(2,843,872)
Corporate Class	(160,159,887)	(884,537,893)	11,449	(77,034,376)
Net increase (decrease) in net assets resulting from share transactions	(10,894,385,143)	(6,894,933,173)	(1,644,395,062)	(602,577,780)
Net increase (decrease) in net assets	(10,897,269,861)	(6,894,285,852)	(1,644,385,152)	(602,576,403)

Net assets:
Beginning of year	11,219,929,678	18,114,215,530	2,072,623,962	2,675,200,365
End of year*	$322,659,817	$11,219,929,678	$428,238,810	$2,072,623,962
* Includes accumulated undistributed net investment income	$125,723	$2,544,735	$768,843	$873,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the years ended August 31, 2017 and 2016

	Treasury Portfolio		Government & Agency Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$112,926,205	$20,948,253	$139,006,726	$10,802,684
Net realized gain (loss)	39,369	223,426	(531,300)	118,647
Net increase in net assets resulting from operations	112,965,574	21,171,679	138,475,426	10,921,331

Distributions to shareholders from net investment income:
Institutional Class	(103,892,394)	(15,100,629)	(133,552,021)	(8,855,873)
Private Investment Class	(1,423,813)	(334,722)	(1,460,534)	(403,391)
Personal Investment Class	(253,848)	(86,109)	(41,168)	(10,692)
Cash Management Class	(1,754,490)	(3,039,766)	(705,201)	(218,373)
Reserve Class	(324,958)	(62,197)	(661,922)	(263,352)
Resource Class	(1,659,524)	(274,847)	(1,330,994)	(73,436)
Corporate Class	(3,617,178)	(2,049,983)	(1,254,886)	(977,567)
Total distributions from net investment income	(112,926,205)	(20,948,253)	(139,006,726)	(10,802,684)

Share transactions–net:
Institutional Class	2,935,444,591	12,017,922,118	16,975,145,658	6,496,754,225
Private Investment Class	14,784,721	98,893,095	169,627,850	(81,684,720)
Personal Investment Class	17,413,815	(39,231,210)	13,622,071	(29,659,491)
Cash Management Class	75,974,874	(4,900,693,362)	18,926,896	(72,740,853)
Reserve Class	91,599,025	123,516,873	(144,921,764)	8,359,709
Resource Class	(6,111,394)	158,444,863	246,458,843	(2,217,786)
Corporate Class	(565,402,977)	(597,367,186)	8,002,319	(314,733,978)
Net increase in net assets resulting from share transactions	2,563,702,655	6,861,485,191	17,286,861,873	6,004,077,106
Net increase in net assets	2,563,742,024	6,861,708,617	17,286,330,573	6,004,195,753

Net assets:
Beginning of year	22,770,046,855	15,908,338,238	11,943,264,627	5,939,068,874
End of year*	$25,333,788,879	$22,770,046,855	$29,229,595,200	$11,943,264,627
* Includes accumulated undistributed net investment income	$445,995	$(21,274)	$208,988	$90,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the years ended August 31, 2017 and 2016

	Treasury Obligations Portfolio		Tax-Free Cash Reserve Portfolio
	2017	2016	2017	2016
Operations:
Net investment income	$5,625,681	$188,034	$978,198	$702,207
Net realized gain (loss)	(69,048)	15,288	(14,722)	5,988
Net increase in net assets resulting from operations	5,556,633	203,322	963,476	708,195

Distributions to shareholders from net investment income:
Institutional Class	(5,499,185)	(78,969)	(638,667)	(628,540)
Private Investment Class	(6,562)	(5,685)	(82,433)	(18,929)
Personal Investment Class	(821)	(2,859)	(6,683)	(1,951)
Cash Management Class	(6,763)	(43,887)	(164,964)	(33,087)
Reserve Class	(111,357)	(51,534)	(71,643)	(16,951)
Resource Class	(601)	(2,214)	(13,707)	(1,923)
Corporate Class	(392)	(2,886)	(101)	(826)
Total distributions from net investment income	(5,625,681)	(188,034)	(978,198)	(702,207)

Share transactions–net:
Institutional Class	1,185,273,759	15,581,368	(339,954,549)	(5,243,578)
Private Investment Class	(2,936,998)	177,746	2,881,656	(6,001,459)
Personal Investment Class	(2,559,557)	652,387	(390,938)	(1,226,815)
Cash Management Class	(29,769,108)	(13,633,574)	(3,056,555)	(20,346,066)
Reserve Class	(1,007,763)	30,758,077	(7,877,273)	(239,848)
Resource Class	(99,477)	(2,177,935)	3,587,633	(2,115,602)
Corporate Class	(2,933,744)	(25,066,209)	(32,063)	(26,445,210)
Net increase (decrease) in net assets resulting from share transactions	1,145,967,112	6,291,860	(344,842,089)	(61,618,578)
Net increase (decrease) in net assets	1,145,898,064	6,307,148	(344,856,811)	(61,612,590)

Net assets:
Beginning of year	201,090,567	194,783,419	532,305,318	593,917,908
End of year*	$1,346,988,631	$201,090,567	$187,448,507	$532,305,318
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

August 31, 2017

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Liquid Assets Portfolio and STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Liquid Assets Portfolio and STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

33                         Short-Term Investments Trust

Liquid Assets Portfolio determines its NAV per share multiple times per day.

Treasury Portfolio, Government & Agency Portfolio and Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Treasury Portfolio, Government & Agency Portfolio, and Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Liquid Asset Portfolio’s and STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay in-kind income received in the form of securities in-lieu of cash is recorded as interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

34                         Short-Term Investments Trust

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and

35                         Short-Term Investments Trust

Invesco Canada Ltd. and, for Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended August 31, 2017, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Treasury Obligations Portfolio	0.13%
Tax-Free Cash Reserve Portfolio	0.20%

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$775,879	$—
STIC Prime Portfolio	491,412	—
Treasury Portfolio	4,848,110	—
Government & Agency Portfolio	—	—
Treasury Obligations Portfolio	435,239	8,169
Tax-Free Cash Reserve Portfolio	331,840	—

Voluntary fee waivers for the year ended August 31, 2017 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$2,312	$3,844	$0	$29,919	N/A	N/A
STIC Prime Portfolio	6,443	46,176	N/A	16,632	$42	N/A
Treasury Portfolio	268,452	295,938	N/A	902,854	30,384	N/A
Government & Agency Portfolio	205,332	34,736	N/A	1,882,669	6,366	N/A
Treasury Obligations Portfolio	2,319	3,165	514	388,874	76	$19
Tax-Free Cash Reserve Portfolio	10,328	6,440	1,247	140,793	398	N/A

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

36                         Short-Term Investments Trust

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively. The fees are accrued daily and paid monthly.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$516,193,208	$569,241,840	$0
STIC Prime Portfolio	235,118,755	240,049,293	0
Tax-Free Cash Reserve Portfolio	401,997,329	604,685,560	0

37                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2017 and 2016:

	2017	2016
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$8,071,381	$65,311,251
STIC Prime Portfolio	3,235,998	6,158,242
Treasury Portfolio	112,926,205	20,948,253
Government & Agency Portfolio	139,006,726	10,802,684
Treasury Obligations Portfolio	5,625,681	188,034
Tax-Free Cash Reserve Portfolio	978,198	702,207

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation) — Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$4,064,761	$30,918	$(3,939,038)	$—	$322,503,176	$322,659,817
STIC Prime Portfolio	1,856,602	9,539	(1,087,388)	—	427,460,057	428,238,810
Treasury Portfolio	2,873,233	—	(2,427,237)	(266,972)	25,333,609,855	25,333,788,879
Government & Agency Portfolio	1,327,059	—	(1,118,072)	(531,300)	29,229,917,513	29,229,595,200
Treasury Obligations Portfolio	122,962	(10,673)	(135,505)	(61,535)	1,347,073,382	1,346,988,631
Tax-Free Cash Reserve Portfolio	286,736	—	(391,691)	(53,535)	187,606,997	187,448,507

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

38                         Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2017 which expires as follows:

	Short-Term		Not Subject to Expiration	Total*
Fund	2018	2019
Liquid Assets Portfolio	$—	$—	$—	$—
STIC Prime Portfolio	—	—	—	—
Treasury Portfolio	—	—	266,972	266,972
Government & Agency Portfolio	—	—	531,300	531,300
Treasury Obligations Portfolio	—	—	61,535	61,535
Tax-Free Cash Reserve Portfolio	8,740	30,074	14,721	53,535

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2017
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Obligations Portfolio	$1,361,596,119	$—	$(10,673)	$(10,673)

*	For Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2017 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$(2,419,012)	$2,268,315	$150,697
STIC Prime Portfolio	(104,335)	(1,377)	105,712
Treasury Portfolio	467,269	(467,269)	—
Government & Agency Portfolio	118,648	(118,648)	—
Treasury Obligations Portfolio	—	(3)	3
Tax-Free Cash Reserve Portfolio	—	—	—

39                         Short-Term Investments Trust

NOTE 10—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	8,846,205,589	$8,846,379,006	206,922,537,697	$206,922,537,697
Private Investment Class	73,675,959	73,675,968	1,086,367,896	1,086,367,896
Personal Investment Class	8,382,621	8,382,870	147,332,561	147,332,561
Cash Management Class	352,257,569	352,272,331	3,527,556,735	3,527,556,735
Reserve Class	3,766,999	3,767,196	312,834,642	312,834,642
Resource Class	132,559	132,558	54,658,208	54,658,208
Corporate Class	244,330,733	244,348,194	12,789,032,744	12,789,032,744

Issued as reinvestment of dividends:
Institutional Class	4,398,518	4,398,873	16,030,218	16,030,218
Private Investment Class	43,468	43,475	51,160	51,160
Personal Investment Class	1,713	1,713	33,213	33,213
Cash Management Class	93,656	93,666	325,885	325,885
Reserve Class	6,617	6,618	78,372	78,372
Resource Class	8,279	8,281	14,018	14,018
Corporate Class	142,251	142,269	699,998	699,998

Reacquired:
Institutional Class	(18,973,148,113)	(18,973,505,169)	(212,491,798,025)	(212,491,798,025)
Private Investment Class	(308,001,404)	(308,021,469)	(1,128,591,054)	(1,128,591,054)
Personal Investment Class	(37,614,403)	(37,615,501)	(233,517,289)	(233,517,289)
Cash Management Class	(595,177,024)	(595,193,585)	(3,735,263,159)	(3,735,263,159)
Reserve Class	(102,991,361)	(102,991,730)	(368,944,928)	(368,944,928)
Resource Class	(6,060,265)	(6,060,357)	(120,101,430)	(120,101,430)
Corporate Class	(404,609,206)	(404,650,350)	(13,674,270,635)	(13,674,270,635)
Net increase (decrease) in share activity	(10,894,155,245)	$(10,894,385,143)	(6,894,933,173)	$(6,894,933,173)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

40                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,181,673,896	$1,181,705,357	4,966,861,188	$4,966,861,188
Private Investment Class	32,477,987	32,477,991	1,446,777,172	1,446,777,172
Personal Investment Class	118,187,308	118,187,309	677,491,586	677,491,586
Cash Management Class	132,025,201	132,025,203	2,194,654,168	2,194,654,168
Reserve Class	12,104,481	12,104,533	400,019,801	400,019,801
Resource Class	54,163,813	54,163,819	96,121,190	96,121,190
Corporate Class	23,501	23,503	518,160,731	518,160,731

Issued as reinvestment of dividends:
Institutional Class	1,319,248	1,319,283	1,393,044	1,393,044
Private Investment Class	12,756	12,757	78,349	78,349
Personal Investment Class	16,252	16,252	70,680	70,680
Cash Management Class	59,666	59,666	217,106	217,106
Reserve Class	5,653	5,654	50,303	50,303
Resource Class	6,994	6,995	25,322	25,322
Corporate Class	126	125	148,537	148,537

Reacquired:
Institutional Class	(2,366,923,911)	(2,366,971,536)	(5,125,051,673)	(5,125,051,673)
Private Investment Class	(171,705,890)	(171,706,827)	(1,468,010,855)	(1,468,010,855)
Personal Investment Class	(235,067,018)	(235,067,063)	(677,660,866)	(677,660,866)
Cash Management Class	(298,807,504)	(298,807,541)	(2,510,593,415)	(2,510,593,415)
Reserve Class	(33,083,675)	(33,083,846)	(428,996,120)	(428,996,120)
Resource Class	(70,853,614)	(70,854,517)	(98,990,384)	(98,990,384)
Corporate Class	(12,179)	(12,179)	(595,343,644)	(595,343,644)
Net increase (decrease) in share activity	(1,644,376,909)	$(1,644,395,062)	(602,577,780)	$(602,577,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

41                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	104,978,321,526	$104,978,321,526	37,473,899,000	$37,473,899,000
Private Investment Class	1,389,145,628	1,389,145,628	1,884,005,414	1,884,005,414
Personal Investment Class	959,511,379	959,511,379	980,594,144	980,594,144
Cash Management Class	2,685,419,118	2,685,419,118	14,484,295,170	14,484,295,170
Reserve Class	386,663,928	386,663,928	316,250,840	316,250,840
Resource Class	575,122,878	575,122,878	575,238,582	575,238,582
Corporate Class	9,826,990,863	9,826,990,863	20,782,139,048	20,782,139,048

Issued as reinvestment of dividends:
Institutional Class	16,234,515	16,234,515	5,368,737	5,368,737
Private Investment Class	249,491	249,491	43,130	43,130
Personal Investment Class	202,723	202,723	76,479	76,479
Cash Management Class	1,178,232	1,178,232	266,775	266,775
Reserve Class	254,629	254,629	50,478	50,478
Resource Class	346,994	346,994	52,190	52,190
Corporate Class	2,990,987	2,990,987	1,013,151	1,013,151

Reacquired:
Institutional Class	(102,059,111,450)	(102,059,111,450)	(25,461,345,619)	(25,461,345,619)
Private Investment Class	(1,374,610,398)	(1,374,610,398)	(1,785,155,449)	(1,785,155,449)
Personal Investment Class	(942,300,287)	(942,300,287)	(1,019,901,833)	(1,019,901,833)
Cash Management Class	(2,610,622,476)	(2,610,622,476)	(19,385,255,307)	(19,385,255,307)
Reserve Class	(295,319,532)	(295,319,532)	(192,784,445)	(192,784,445)
Resource Class	(581,581,266)	(581,581,266)	(416,845,909)	(416,845,909)
Corporate Class	(10,395,384,827)	(10,395,384,827)	(21,380,519,385)	(21,380,519,385)
Net increase in share activity	2,563,702,655	$2,563,702,655	6,861,485,191	$6,861,485,191

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	208,396,167,421	$208,396,167,421	54,569,434,166	$54,569,434,166
Private Investment Class	1,423,015,874	1,423,015,874	1,458,232,071	1,458,232,071
Personal Investment Class	72,491,907	72,491,907	71,882,635	71,882,635
Cash Management Class	936,923,184	936,923,184	2,062,748,073	2,062,748,073
Reserve Class	850,197,770	850,197,770	713,745,281	713,745,281
Resource Class	2,809,077,121	2,809,077,121	678,959,358	678,959,358
Corporate Class	4,691,887,919	4,691,887,919	3,670,809,701	3,670,809,701

Issued as reinvestment of dividends:
Institutional Class	19,317,518	19,317,518	1,972,829	1,972,829
Private Investment Class	318,477	318,477	116,496	116,496
Personal Investment Class	12,576	12,576	—	—
Cash Management Class	418,891	418,891	59,978	59,978
Reserve Class	513,904	513,904	149,381	149,381
Resource Class	796,073	796,073	16,833	16,833
Corporate Class	795,308	795,308	458,600	458,600

Reacquired:
Institutional Class	(191,440,339,281)	(191,440,339,281)	(48,074,652,770)	(48,074,652,770)
Private Investment Class	(1,253,706,501)	(1,253,706,501)	(1,540,033,287)	(1,540,033,287)
Personal Investment Class	(58,882,412)	(58,882,412)	(101,542,126)	(101,542,126)
Cash Management Class	(918,415,179)	(918,415,179)	(2,135,548,904)	(2,135,548,904)
Reserve Class	(995,633,438)	(995,633,438)	(705,534,953)	(705,534,953)
Resource Class	(2,563,414,351)	(2,563,414,351)	(681,193,977)	(681,193,977)
Corporate Class	(4,684,680,908)	(4,684,680,908)	(3,986,002,279)	(3,986,002,279)
Net increase in share activity	17,286,861,873	$17,286,861,873	6,004,077,106	$6,004,077,106

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Obligations Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,882,109,152	$1,882,109,152	475,968,821	$475,968,821
Private Investment Class	10,041,615	10,041,615	9,868,856	9,868,856
Personal Investment Class	2,009,181	2,009,181	11,195,355	11,195,355
Cash Management Class	7,657	7,657	37,314,802	37,314,802
Reserve Class	140,006,781	140,006,781	142,035,205	142,035,205
Resource Class	94,706	94,706	196	196
Corporate Class	659,929	659,929	14,372,709	14,372,709

Issued as reinvestment of dividends:
Institutional Class	116,704	116,704	43,479	43,479
Private Investment Class	4,830	4,830	2,495	2,495
Cash Management Class	6,763	6,763	42,181	42,181
Reserve Class	89,662	89,662	48,377	48,377
Resource Class	—	—	2,027	2,027
Corporate Class	299	299	3,097	3,097

Reacquired:
Institutional Class	(696,952,097)	(696,952,097)	(460,430,932)	(460,430,932)
Private Investment Class	(12,983,443)	(12,983,443)	(9,693,605)	(9,693,605)
Personal Investment Class	(4,568,738)	(4,568,738)	(10,542,968)	(10,542,968)
Cash Management Class	(29,783,528)	(29,783,528)	(50,990,557)	(50,990,557)
Reserve Class	(141,104,206)	(141,104,206)	(111,325,505)	(111,325,505)
Resource Class	(194,183)	(194,183)	(2,180,158)	(2,180,158)
Corporate Class	(3,593,972)	(3,593,972)	(39,442,015)	(39,442,015)
Net increase in share activity	1,145,967,112	$1,145,967,112	6,291,860	$6,291,860

(a)	88% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	216,245,353	$216,245,353	1,024,153,591	$1,024,153,591
Private Investment Class	49,632,970	49,632,970	41,102,729	41,102,729
Personal Investment Class	2,005,100	2,005,100	2,880,498	2,880,498
Cash Management Class	45,537,104	45,537,104	51,239,007	51,239,007
Reserve Class	111,932,405	111,932,405	53,662,145	53,662,145
Resource Class	4,058,371	4,058,371	80,556	80,556
Corporate Class	32,101	32,101	1,175,406	1,175,406

Issued as reinvestment of dividends:
Institutional Class	221,692	221,692	70,780	70,780
Private Investment Class	68,844	68,844	15,014	15,014
Personal Investment Class	5,772	5,772	11	11
Cash Management Class	134,904	134,904	13,782	13,782
Reserve Class	64,807	64,807	14,449	14,449
Resource Class	11,483	11,483	1,634	1,634
Corporate Class	97	97	1,040	1,040

Reacquired:
Institutional Class	(556,421,594)	(556,421,594)	(1,029,467,949)	(1,029,467,949)
Private Investment Class	(46,820,158)	(46,820,158)	(47,119,202)	(47,119,202)
Personal Investment Class	(2,401,810)	(2,401,810)	(4,107,324)	(4,107,324)
Cash Management Class	(48,728,563)	(48,728,563)	(71,598,855)	(71,598,855)
Reserve Class	(119,874,485)	(119,874,485)	(53,916,442)	(53,916,442)
Resource Class	(482,221)	(482,221)	(2,197,792)	(2,197,792)
Corporate Class	(64,261)	(64,261)	(27,621,656)	(27,621,656)
Net increase (decrease) in share activity	(344,842,089)	$(344,842,089)	(61,618,578)	$(61,618,578)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/17	$1.00	$0.0031	$0.0036	$0.0067	$(0.0060)	$(0.0005)	$(0.0065)	$1.0002	0.64%	$1,327	0.38	%(c)	0.46	%(c)	0.31	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	7,248	0.32		0.38		0.17
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	72,686	0.21		0.37		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	135,553	0.19		0.37		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	68,809	0.25		0.37		0.01
STIC Prime Portfolio
Year ended 08/31/17	1.00	0.0046	0.0008	0.0054	(0.0054)	—	(0.0054)	1.0000	0.54	184	0.34	(c)	0.43	(c)	0.46	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	16,866	0.25		0.40		0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	19,710	0.07		0.39		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	32,039	0.06		0.39		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,011	0.12		0.39		0.07
Treasury Portfolio
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	476,818	0.33	(c)	0.36	(c)	0.37	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	482,931	0.24		0.37		0.07
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	324,480	0.06		0.37		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	373,928	0.04		0.37		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	328,396	0.09		0.38		0.02
Government & Agency Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.40	342,143	0.31	(c)	0.31	(c)	0.42	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.10	95,689	0.23		0.34		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	97,907	0.08		0.33		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	104,579	0.06		0.33		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	144,337	0.11		0.34		0.02
Treasury Obligations Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.32	94	0.30	(c)	0.38	(c)	0.36	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	194	0.16		0.56		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	2,372	0.00		0.53		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,708	0.02		0.49		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,191	0.06		0.40		0.03
Tax-Free Cash Reserve Portfolio
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.42	5,999	0.35	(c)	0.53	(c)	0.41	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	2,411	0.14		0.51		0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	4,526	0.03		0.51		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,516	0.04		0.50		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	8,295	0.10		0.50		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $1,512, $2,792, $453,629, $336,537, $191 and $3,143 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

46                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Resource Class

Shareholders of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Houston, Texas

October 30, 2017

47                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Resource Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,004.10	$1.92	$1,023.29	$1.94	0.38%
STIC Prime Portfolio	1,000.00	1,003.80	1.72	1,023.49	1.73	0.34
Treasury Portfolio	1,000.00	1,002.80	1.72	1,023.49	1.73	0.34
Government & Agency Portfolio	1,000.00	1,003.00	1.57	1,023.64	1.58	0.31
Treasury Obligations Portfolio	1,000.00	1,002.50	1.72	1,023.49	1.73	0.34
Tax-Free Cash Reserve Portfolio	1,000.00	1,002.40	1.82	1,023.39	1.84	0.36

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2017, through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

48                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Treasury Obligations Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio only a separate Sub-Advisory Contract with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

49                         Short-Term Investments Trust

STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s investment performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco

Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

50                         Short-Term Investments Trust

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was above the rate of one such mutual. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

51                         Short-Term Investments Trust

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

Treasury Obligations Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Treasury Obligations Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Fund and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

52                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2017:

Federal and State Income Tax
	Long Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	$—	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	—	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	—	0.00%	0.00%	44.88%	0.00%
Government & Agency Portfolio	—	0.00%	0.00%	6.66%	0.00%
Treasury Obligations Portfolio	—	0.00%	0.00%	99.60%	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$931,771	0.00%
STIC Prime Portfolio	1,377	0.00%
Treasury Portfolio	467,269	100.00%
Government & Agency Portfolio	118,648	100.00%
Treasury Obligations Portfolio	—	100.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

53                         Short-Term Investments Trust

Proxy Results

Government & Agency Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Obligations Portfolio

Treasury Portfolio

Special Joint Meetings (“Meetings”) of Shareholders of Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Tax-Free Cash Reserve Portfolio, Treasury Obligations Portfolio, and Treasury Portfolio, all investment portfolios of Short-Term Investments Trust (“STIT”) a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting on March 9, 2017 was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restrictions regarding the purchase or sale of physical commodities.

4(a)	For all Portfolios other than Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	For all Portfolios other than Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

With respect to Proposals 3, 4(a) — 4(b) above, the meetings for Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio was adjourned until April 11, 2017. The results of the voting on all other above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			22,218,115,143	211,380,023
	James T. Bunch			22,218,115,143	211,380,023
	Bruce L. Crockett			22,218,115,143	211,380,023
	Jack M. Fields			22,249,047,298	180,447,868
	Martin L. Flanagan			22,249,047,298	180,447,868
	Cynthia Hostetler			22,249,047,298	180,447,868
	Dr. Eli Jones			22,249,047,298	180,447,868
	Dr. Prema Mathai-Davis			22,249,047,298	180,447,868
	Teresa M. Ressel			22,249,047,298	180,447,868
	Dr. Larry Soll			22,218,115,143	211,380,023
	Ann Barnett Stern			22,249,047,298	180,447,868
	Raymond Stickel, Jr.			22,100,178,935	329,316,231
	Philip A. Taylor			22,249,047,298	180,447,868
	Robert C. Troccoli			22,218,115,143	211,380,023
	Christopher L. Wilson			22,249,047,298	180,447,868

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	18,725,408,595	436,465,676	282,179,620	2,985,441,275
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Government & Agency Portfolio	9,825,945,569	663,837,440	48,700,782	1,316,398,671
	Tax-Free Cash Reserve Portfolio	116,476,661	3,307,934	393,005	27,739,348
	Treasury Obligations Portfolio	1,255,028,261	13,180,474	0	7,462,753
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Government & Agency Portfolio	10,433,817,634	56,650,083	48,016,076	1,316,398,669
	Tax-Free Cash Reserve Portfolio	119,514,268	463,332	200,000	27,739,348
	Treasury Obligations Portfolio	1,256,992,747	11,215,988	0	7,462,753
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Government & Agency Portfolio	10,438,275,881	55,008,296	45,199,613	1,316,398,672
	Tax-Free Cash Reserve Portfolio	119,238,866	738,734	200,000	27,739,348
	Treasury Obligations Portfolio	1,256,992,747	11,215,988	0	7,462,753

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust (“STIT”).

54                         Short-Term Investments Trust

Proxy Results—(continued)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

The Meeting on March 9, 2107 was adjourned until April 11, 2017 with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Liquid Assets Portfolio did not receive sufficient shareholder votes to achieve quorum and STIC Prime Portfolio and Treasury Portfolio did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) — 4(b). As a result, Proposals 3 and 4(a) — 4(b) have failed to pass.

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Liquid Assets Portfolio	47,595,663	461,265	2,374,216	31,231,209
	STIC Prime Portfolio	82,840,449	127,365,576	21,897,153	4,633,127
	Treasury Portfolio	7,565,822,794	336,716,255	210,176,607	1,541,710,819
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Liquid Assets Portfolio	48,000,135	55,649	2,375,360	31,231,209
	STIC Prime Portfolio	209,868,167	113,257	246,498	4,633,127
	Treasury Portfolio	7,798,916,493	73,232,095	240,567,070	1,541,710,817
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Liquid Assets Portfolio	48,000,135	55,649	2,375,360	31,231,209
	STIC Prime Portfolio	209,796,651	184,773	246,498	4,633,127
	Treasury Portfolio	7,774,612,335	93,885,021	244,218,303	1,541,710,816

55                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			144	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management).

Formerly: Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	144	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	144	Board member of the Illinois Manufacturers’ Association
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society; Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	144	Trustee, Evans Scholarship Foundation
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	144	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	144	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury; Chief Compliance Officer, Kaiser Permanente; Program Manager, Hewlett-Packard; Nuclear Engineering, General Dynamics Corporation	144	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	144	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	144	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	144	None
Christopher L. Wilson — 1957 Trustee	2017	Managing Partner, CT2, LLC (investing and consulting firm) Formerly: President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	144	TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); ISO New England, Inc. (non-profit organization managing regional electricity market)

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Manager and Secretary, Invesco Indexing LLC

Formerly: Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 Invesco Distributors, Inc.	CM-STIT-AR-4 10122017 0921

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

(a) to (d)

Fees Billed by PWC Related to the Registrant

PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2017	Fees Billed for Services Rendered to the Registrant for fiscal year end 2016
Audit Fees	$115,200	$115,200
Audit-Related Fees	$0	$0
Tax Fees(1)	$26,300	$26,300
All Other Fees	$0	$0

Total Fees	$141,500	$141,500

(g) PWC billed the Registrant aggregate non-audit fees of $26,300 for the fiscal year ended 2017, and $26,300 for the fiscal year ended 2016, for non-audit services rendered to the Registrant.

(1)

Tax fees for the fiscal year end August 31, 2017 includes fees billed for reviewing tax returns and/or services related to tax compliance. Tax fees for fiscal year end August 31, 2016 includes fees billed for reviewing tax returns and/or services related to tax compliance.

Fees Billed by PWC Related to Invesco and Invesco Affiliates

PWC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2017 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2016 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees	$635,000	$635,000
Tax Fees	$0	$0
All Other Fees	$1,857,000	$2,731,000

Total Fees(1)	$2,492,000	$3,366,000

(1)	Audit-Related fees for the year end 2017 include fees billed related to reviewing controls at a service organization. Audit-Related fees for the year end 2016 include fees billed related to reviewing controls at a service organization.

All other fees for the year end 2017 include fees billed related to the identification of structural and organizational alternatives, informed by industry practices, for certain of the company’s administrative activities and functions. All other fees for the year end 2016 include fees billed related to the identification of structural and organizational alternatives, informed by industry practices, for certain of the company’s administrative activities and functions.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(g) Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $5,760,000 for the fiscal year ended August 31, 2017, and $5,633,000 for the fiscal year ended August 31, 2016, for non-audit services rendered to Invesco and Invesco Affiliates.

PWC provided audit services to the Investment Company complex of approximately $22 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence.

(f) Not applicable.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

1 Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings. Such delegation does not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

•	Management functions;
•	Human resources;
•	Broker-dealer, investment adviser, or investment banking services ;
•	Legal services;
•	Expert services unrelated to the audit;
•	Any service or product provided for a contingent fee or a commission;
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
•	Tax services for persons in financial reporting oversight roles at the Fund; and
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
•	Financial information systems design and implementation;
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•	Actuarial services; and
•	Internal audit outsourcing services.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.